UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05954

Charles Schwab Family of Funds

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Charles Schwab Family of Funds

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Item 1.	Schedule of Investments.

The Charles Schwab Family of Funds
Schwab Advisor Cash Reserves®

Portfolio Holdings as of September 30, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date; the reference rate and spread used is shown parenthetically in the security description, if available, if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 59.0% of net assets
Asset-Backed Commercial Paper 13.4%
ALPINE SECURITIZATION LTD	a,b	1.35%		10/24/17	69,000,000	68,940,488
ATLANTIC ASSET SECURITIZATION LLC	a,b	1.05%		10/02/17	32,000,000	31,999,067
	a,b	1.12%		10/06/17	12,000,000	11,998,133
BARTON CAPITAL SA	a,b	1.33%		10/12/17	2,000,000	1,999,187
	a,b	1.32%		11/07/17	19,000,000	18,974,223
	a,b	1.32%		11/27/17	25,000,000	24,947,750
	a,b	1.32%		12/06/17	25,000,000	24,939,500
BEDFORD ROW FUNDING CORP	a,b	1.35%		11/13/17	46,000,000	45,926,375
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	1.22%		10/02/17	20,000,000	19,999,322
	a,b	1.20%		10/03/17	46,000,000	45,996,933
CAFCO LLC	a,b	1.30%		11/28/17	25,000,000	24,947,639
	a,b	1.30%		12/04/17	10,000,000	9,976,889
	a,b	1.33%		12/14/17	21,000,000	20,943,020
	a,b	1.41%		02/27/18	25,000,000	24,855,139
CANCARA ASSET SECURITISATION LLC	a,b	1.30%		10/18/17	40,000,000	39,975,444
	a,b	1.32%		11/29/17	25,000,000	24,945,917
CHARTA LLC	a,b	1.28%		10/05/17	24,000,000	23,996,587
	a,b	1.30%		12/01/17	11,000,000	10,975,769
	a,b	1.30%		12/04/17	28,000,000	27,935,289
COLLATERALIZED COMMERCIAL PAPER CO LLC	a	1.18%		10/03/17	8,771,000	8,770,425
	a	1.32%		10/26/17	19,000,000	18,982,715
	a	1.41%		12/12/17	100,000,000	99,720,000
	a	1.44%		02/01/18	12,000,000	11,941,370
COLLATERALIZED COMMERCIAL PAPER II CO LLC	a,b	1.44%		12/21/17	1,000,000	996,783
CRC FUNDING LLC	a,b	1.30%		12/08/17	80,000,000	79,803,555
	a,b	1.39%		12/18/17	19,000,000	18,943,190
	a,b	1.41%		02/27/18	17,000,000	16,901,494
1

Schwab Advisor Cash Reserves
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
CROWN POINT CAPITAL COMPANY LLC	a,b	1.20%		10/05/17	19,000,000	18,997,467
	a,b	1.31%		10/31/17	14,000,000	13,984,717
	a,b	1.35%		11/02/17	80,000,000	79,904,000
	a,b	1.36%		11/14/17	13,000,000	12,978,550
GOTHAM FUNDING CORP	a,b	1.32%		10/03/17	26,000,000	25,998,093
	a,b	1.12%		10/04/17	55,000,000	54,994,867
	a,b	1.47%		01/08/18	22,000,000	21,911,670
KELLS FUNDING LLC	a,b	1.30%		10/27/17	26,000,000	25,978,406
	a,b	1.30%		11/10/17	35,000,000	34,953,236
	a,b	1.30%		11/13/17	57,000,000	56,921,783
	a,b	1.33%		12/15/17	17,000,000	16,954,780
	a,b	1.41%		03/06/18	78,000,000	77,541,967
	a,b	1.41%		03/07/18	70,000,000	69,586,222
LMA AMERICAS LLC	a,b	1.05%		10/02/17	13,000,000	12,999,621
	a,b	1.35%		10/02/17	1,000,000	999,963
	a,b	1.33%		10/23/17	2,000,000	1,998,374
	a,b	1.32%		11/02/17	59,000,000	58,930,773
	a,b	1.33%		11/07/17	50,000,000	49,931,653
MANHATTAN ASSET FUNDING COMPANY LLC	a,b	1.27%		10/12/17	22,000,000	21,991,463
	a,b	1.26%		10/31/17	25,000,000	24,973,750
METLIFE SHORT TERM FUNDING LLC	a,b	1.31%		10/24/17	14,000,000	13,988,283
	a,b	1.42%		02/05/18	6,000,000	5,970,155
	a,b	1.41%		02/26/18	24,000,000	23,861,867
NIEUW AMSTERDAM RECEIVABLES CORP	a,b	1.31%		10/17/17	45,000,000	44,973,800
	a,b	1.32%		11/02/17	47,000,000	46,944,853
	a,b	1.32%		11/10/17	3,000,000	2,995,600
OLD LINE FUNDING LLC	a,b	1.30%		11/30/17	20,000,000	19,956,667
	a,b	1.41%		03/01/18	33,000,000	32,806,217
RIDGEFIELD FUNDING COMPANY LLC	a,b	1.33%		10/03/17	1,000,000	999,926
	a,b	1.36%		11/02/17	2,000,000	1,997,600
	a,b	1.35%		11/14/17	2,000,000	1,996,700
	a,b	1.36%		11/15/17	97,000,000	96,836,313
	a,b	1.35%		12/04/17	13,990,000	13,956,424
SHEFFIELD RECEIVABLES COMPANY LLC	a,b	1.19%		10/06/17	19,000,000	18,996,860
	a,b	1.36%		10/11/17	14,000,000	13,994,711
	a,b	1.35%		10/30/17	2,000,000	1,997,825
STARBIRD FUNDING CORP	a,b	1.32%		11/01/17	1,000,000	998,863
VERSAILLES COMMERCIAL PAPER LLC	a,b	1.27%		10/31/17	18,000,000	17,980,950
	a,b	1.31%		11/10/17	19,000,000	18,972,344
	a,b	1.32%		12/01/17	28,000,000	27,937,373
VICTORY RECEIVABLES CORP	a,b	1.30%		10/06/17	30,000,000	29,994,583
	a,b	1.34%		12/04/17	4,000,000	3,990,471
						1,885,011,943
Financial Company Commercial Paper 5.4%
ANZ NEW ZEALAND INTL LTD (LONDON BRANCH)	a,b	1.30%		11/15/17	35,000,000	34,943,125
BPCE SA	b	1.40%		11/08/17	3,000,000	2,995,598
2

Schwab Advisor Cash Reserves
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
CANADIAN IMPERIAL BANK OF COMMERCE	b	1.11%		10/03/17	28,000,000	27,998,273
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK (NEW YORK BRANCH)		1.07%		10/02/17	33,000,000	32,999,019
DBS BANK LTD	b	1.30%		11/10/17	50,000,000	49,927,778
DNB BANK ASA	b	1.14%		10/03/17	99,000,000	98,993,730
FEDERATION DES CAISSES DESJARDINS DU QUEBEC	b	1.18%		10/03/17	23,925,000	23,923,432
HSBC USA INC	b	1.40%		01/25/18	45,000,000	44,798,450
ING US FUNDING LLC	a	1.42%		02/05/18	87,000,000	86,567,248
	a	1.41%		02/06/18	24,000,000	23,880,533
JP MORGAN SECURITIES LLC		1.46%		03/19/18	73,000,000	72,503,093
NORDEA BANK AB	b	1.21%		10/27/17	49,000,000	48,957,533
NRW BANK	b	1.25%		10/05/17	24,650,000	24,646,576
	b	1.25%		10/06/17	50,000,000	49,991,320
	b	1.30%		10/06/17	42,000,000	41,992,417
	b	1.31%		12/01/17	48,000,000	47,893,453
OVERSEA-CHINESE BANKING CORPORATION LTD	b	1.33%		10/11/17	17,000,000	16,993,720
	b	1.34%		10/12/17	18,000,000	17,992,685
UBS AG (LONDON BRANCH)	b	1.41%		12/21/17	6,000,000	5,981,100
						753,979,083
Certificates of Deposit 23.6%
ABBEY NATIONAL TREASURY SERVICES PLC CO (STAMFORD BRANCH)	a	1.31%		11/14/17	91,000,000	91,000,000
	a	1.30%		11/27/17	50,000,000	50,000,000
BANK OF MONTREAL (CHICAGO BRANCH)		1.30%		11/02/17	61,000,000	61,000,000
		1.31%		12/05/17	14,000,000	14,000,000
BANK OF TOKYO-MITSUBISHI UFJ LTD (NEW YORK BRANCH)		1.41%		10/02/17	12,000,000	12,000,002
		1.38%		10/24/17	71,000,000	71,000,000
		1.39%		12/15/17	9,000,000	9,000,000
		1.40%		01/18/18	5,000,000	5,000,000
		1.40%		01/19/18	72,000,000	72,000,000
		1.40%		01/25/18	22,000,000	22,000,000
		1.42%		02/20/18	42,000,000	42,000,000
BARCLAYS BANK PLC (NEW YORK BRANCH)		1.21%		10/04/17	105,000,000	105,000,000
		1.21%		10/05/17	109,000,000	109,000,000
		1.35%		10/05/17	61,000,000	61,000,000
		1.60%		02/22/18	6,000,000	6,000,000
BNP PARIBAS FORTIS SA/NV (NEW YORK BRANCH)		1.14%		10/03/17	57,000,000	57,000,000
		1.14%		10/04/17	20,000,000	20,000,000
		1.33%		12/13/17	28,000,000	28,000,000
CITIBANK NA (NEW YORK BRANCH)		1.24%		10/05/17	20,000,000	20,000,000
		1.24%		10/06/17	74,500,000	74,500,000
		1.38%		12/20/17	2,000,000	2,000,000
3

Schwab Advisor Cash Reserves
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)		1.21%		10/19/17	11,000,000	11,000,000
		1.35%		11/27/17	10,000,000	10,000,000
		1.37%		12/21/17	76,000,000	76,000,000
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK (NEW YORK BRANCH)		1.16%		10/03/17	41,000,000	41,000,000
CREDIT SUISSE AG (NEW YORK BRANCH)		1.50%		01/05/18	125,000,000	125,000,000
DANSKE BANK A/S (LONDON BRANCH)		1.34%		10/25/17	82,000,000	82,000,272
		1.34%		10/30/17	16,000,000	16,000,064
		1.34%		11/08/17	43,000,000	43,000,226
DEUTSCHE BANK AG (NEW YORK BRANCH)		1.25%		10/06/17	140,000,000	140,000,000
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTSBANK (NEW YORK BRANCH)		1.11%		10/05/17	83,000,000	83,000,000
		1.31%		11/22/17	56,000,000	56,000,000
HSBC BANK USA NA		1.37%		03/01/18	1,000,000	1,000,000
ING BANK NV (AMSTERDAM BRANCH)		1.39%		12/20/17	41,000,000	41,000,000
LANDESBANK BADEN-WURTTEMBERG (NEW YORK BRANCH)		1.26%		10/02/17	18,000,000	18,000,000
		1.20%		10/05/17	40,000,000	40,000,000
		1.25%		10/20/17	83,000,000	83,000,000
LANDESBANK HESSEN THUERINGEN GIROZENTRALE (NEW YORK BRANCH)		1.14%		10/05/17	84,000,000	83,999,954
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)		1.40%		12/27/17	75,000,000	75,000,000
		1.41%		01/30/18	63,000,000	63,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)		1.10%		10/04/17	10,000,000	10,000,000
		1.40%		01/03/18	86,000,000	86,000,000
NATIXIS (NEW YORK BRANCH)		1.35%		11/01/17	67,000,000	67,000,000
NORDEA BANK AB (NEW YORK BRANCH)		1.20%		10/23/17	100,000,000	99,999,696
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)		1.14%		10/04/17	50,000,000	49,999,979
		1.14%		10/05/17	36,000,000	35,999,980
		1.33%		10/23/17	38,000,000	38,000,231
		1.32%		11/14/17	2,000,000	2,000,000
		1.32%		12/06/17	14,000,000	14,000,000
SOCIETE GENERALE (NEW YORK BRANCH)		1.34%		10/31/17	1,000,000	1,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		1.30%		11/09/17	36,000,000	36,000,000
		1.37%		12/19/17	136,000,000	136,000,000
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)		1.18%		10/02/17	21,000,000	21,000,000
		1.15%		10/04/17	66,000,000	66,000,000
		1.19%		10/05/17	57,000,000	57,000,000
		1.32%		10/16/17	14,500,000	14,500,000
		1.31%		11/02/17	66,000,000	66,000,000
		1.31%		11/07/17	52,000,000	52,000,000
		1.32%		12/13/17	6,000,000	6,000,000
SWEDBANK AB (NEW YORK BRANCH)		1.13%		10/05/17	72,000,000	71,999,960
		1.14%		10/05/17	7,000,000	7,000,000
4

Schwab Advisor Cash Reserves
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
TORONTO-DOMINION BANK (NEW YORK BRANCH)		1.40%		02/15/18	55,000,000	55,000,000
		1.41%		02/21/18	43,000,000	43,000,848
		1.41%		03/01/18	16,000,000	16,000,000
WELLS FARGO BANK NA		1.22%		11/01/17	149,000,000	149,000,000
		1.41%		02/02/18	98,000,000	98,000,000
						3,318,001,212
Non-Financial Company Commercial Paper 0.8%
BMW US CAPITAL LLC	a,b	1.09%		10/05/17	16,000,000	15,998,062
DANAHER CORPORATION	b	1.05%		10/02/17	8,000,000	7,999,300
GENERAL ELECTRIC CO		1.08%		10/02/17	70,000,000	69,997,900
TOYOTA MOTOR CREDIT CORP		1.40%		03/08/18	16,000,000	15,902,391
						109,897,653
Non-Negotiable Time Deposits 15.2%
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (CAYMAN ISLANDS BRANCH)		1.11%		10/05/17	60,000,000	60,000,000
		1.11%		10/05/17	43,000,000	43,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		1.15%		10/02/17	155,000,000	155,000,000
DNB BANK ASA (GRAND CAYMAN BRANCH)		1.13%		10/06/17	181,000,000	181,000,000
NATIONAL AUSTRALIA BANK LTD (CAYMAN ISLANDS BRANCH)		1.05%		10/02/17	350,000,000	350,000,000
NATIONAL BANK OF CANADA (MONTREAL BRANCH)		1.12%		10/05/17	38,000,000	38,000,000
		1.12%		10/06/17	83,000,000	83,000,000
NATIXIS (NEW YORK BRANCH)		1.08%		10/02/17	72,000,000	72,000,000
NORDEA BANK AB (NEW YORK BRANCH)		1.05%		10/02/17	81,000,000	81,000,000
NORTHERN TRUST CO (CAYMAN ISLANDS BRANCH)		1.02%		10/02/17	281,000,000	281,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (GRAND CAYMAN BRANCH)		1.13%		10/05/17	80,000,000	80,000,000
		1.13%		10/06/17	200,000,000	200,000,000
SVENSKA HANDELSBANKEN AB (CAYMAN ISLANDS BRANCH)		1.05%		10/02/17	155,000,000	155,000,000
		1.10%		10/04/17	98,000,000	98,000,000
TORONTO DOMINION BANK (GRAND CAYMAN BRANCH)		1.12%		10/06/17	261,000,000	261,000,000
						2,138,000,000
Other Instruments 0.6%
BANK OF AMERICA NA		1.40%		02/16/18	38,000,000	38,000,000
		1.40%		02/20/18	54,000,000	54,000,000
						92,000,000
Total Fixed-Rate Obligations
(Cost $8,296,889,891)						8,296,889,891

5

Schwab Advisor Cash Reserves
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Variable-Rate Obligations 18.3% of net assets
Asset-Backed Commercial Paper 1.9%
COLLATERALIZED COMMERCIAL PAPER II CO LLC
(1 mo. USD-LIBOR + 0.13%)	a,b	1.36%	10/02/17	11/02/17	56,000,000	56,000,000
OLD LINE FUNDING LLC
(1 mo. USD-LIBOR + 0.19%)	a,b	1.43%		10/10/17	14,000,000	14,000,000
(1 mo. USD-LIBOR + 0.11%)	a,b	1.35%	10/10/17	11/10/17	102,000,000	102,000,000
(1 mo. USD-LIBOR + 0.13%)	a,b	1.37%	10/27/17	03/27/18	51,000,000	51,000,000
THUNDER BAY FUNDING LLC
(1 mo. USD-LIBOR + 0.18%)	a,b	1.41%		10/02/17	50,000,000	50,000,000
						273,000,000
Financial Company Commercial Paper 2.3%
BANK OF NOVA SCOTIA
(1 mo. USD-LIBOR + 0.45%)	b	1.69%	10/13/17	02/13/18	150,000,000	150,000,000
ING US FUNDING LLC
(1 mo. USD-LIBOR + 0.14%)	a	1.38%	10/12/17	12/12/17	3,000,000	3,000,000
(1 mo. USD-LIBOR + 0.12%)	a	1.35%	10/10/17	02/08/18	6,000,000	6,000,000
UBS AG (LONDON BRANCH)
(1 mo. USD-LIBOR + 0.15%)	b	1.38%	10/02/17	03/01/18	121,000,000	121,000,000
UNITED OVERSEAS BANK LTD
(3 mo. USD-LIBOR + 0.05%)	b	1.35%		10/06/17	44,000,000	44,000,000
						324,000,000
Certificates of Deposit 10.1%
BANK OF NOVA SCOTIA (HOUSTON BRANCH)
(1 mo. USD-LIBOR + 0.15%)		1.39%	10/20/17	03/20/18	19,000,000	19,000,000
(1 mo. USD-LIBOR + 0.15%)		1.38%	10/30/17	03/28/18	5,000,000	5,000,000
(1 mo. USD-LIBOR + 0.16%)		1.40%	10/10/17	04/10/18	43,000,000	43,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.17%)		1.41%	10/20/17	04/20/18	9,000,000	9,000,000
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)
(1 mo. USD-LIBOR + 0.22%)		1.46%	10/24/17	04/24/18	125,000,000	125,000,000
HSBC BANK USA NA
(1 mo. USD-LIBOR + 0.10%)		1.33%	10/02/17	02/02/18	50,000,000	50,000,000
LLOYDS BANK PLC (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.12%)		1.35%	10/03/17	02/05/18	4,000,000	4,000,000
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.19%)		1.43%	10/02/17	12/01/17	6,500,000	6,500,000
(1 mo. USD-LIBOR + 0.17%)		1.41%	10/10/17	12/11/17	19,000,000	19,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.30%)		1.53%		10/03/17	111,000,000	111,000,000
(1 mo. USD-LIBOR + 0.16%)		1.39%	10/05/17	12/05/17	20,000,000	20,000,000
(1 mo. USD-LIBOR + 0.19%)		1.43%	10/19/17	01/19/18	37,000,000	37,000,000
(1 mo. USD-LIBOR + 0.18%)		1.42%	10/02/17	03/01/18	19,000,000	19,000,000
6

Schwab Advisor Cash Reserves
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
ROYAL BANK OF CANADA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.15%)		1.38%	10/05/17	04/05/18	145,000,000	145,000,000
(1 mo. USD-LIBOR + 0.18%)		1.42%	10/25/17	05/25/18	43,000,000	43,000,000
(1 mo. USD-LIBOR + 0.20%)		1.43%	10/30/17	06/28/18	133,000,000	133,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.30%)		1.53%		10/03/17	22,000,000	22,000,000
(1 mo. USD-LIBOR + 0.22%)		1.45%	10/03/17	11/03/17	24,000,000	24,000,000
(1 mo. USD-LIBOR + 0.19%)		1.43%	10/23/17	01/22/18	1,000,000	1,000,000
(1 mo. USD-LIBOR + 0.16%)		1.40%	10/30/17	01/29/18	3,000,000	3,000,000
(1 mo. USD-LIBOR + 0.18%)		1.41%	10/06/17	03/06/18	37,000,000	37,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.12%)		1.36%	10/26/17	02/26/18	98,000,000	98,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.22%)		1.45%		10/17/17	32,000,000	32,000,000
(1 mo. USD-LIBOR + 0.27%)		1.51%	10/10/17	12/11/17	154,000,000	154,000,000
WELLS FARGO BANK NA
(3 mo. USD-LIBOR + 0.42%)		1.72%		10/16/17	210,000,000	210,000,000
(1 mo. USD-LIBOR + 0.10%)		1.33%	10/10/17	11/10/17	29,000,000	29,000,000
(1 mo. USD-LIBOR + 0.12%)		1.36%	10/10/17	12/01/17	15,000,000	15,000,000
						1,413,500,000
U.S. Treasury Debt 0.9%
UNITED STATES TREASURY
(3 mo. Treasury Money Market Yield + 0.17%)		1.22%	10/02/17	10/31/17	120,000,000	120,000,000
Variable Rate Demand Notes 1.2%
BRECKENRIDGE TERRACE, LLC
HOUSING FACILITIES REVENUE NOTES SERIES 1999B (LOC: BANK OF AMERICA NA)	c	1.33%		10/06/17	1,000,000	1,000,000
EAGLE CNTY
RB (TARNES AT BC) SERIES 1999B (LOC: WELLS FARGO BANK NA)	c	1.33%		10/06/17	2,410,000	2,410,000
GFRE HOLDINGS, LLC
VARIABLE RATE DEMAND NOTES SERIES 2009A (LOC: FEDERAL HOME LOAN BANKS)	c	1.23%		10/06/17	1,675,000	1,675,000
HOWARD UNIV
TAXABLE BONDS SERIES 2016 (LOC: BARCLAYS BANK PLC)	c	1.24%		10/06/17	49,000,000	49,000,000
NEW YORK STATE HFA
TAXABLE HOUSING RB (555 10TH AVE) SERIES 2015B (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c	1.16%		10/06/17	56,000,000	56,000,000
TAXABLE HOUSING RB (625 W 57TH ST) SERIES 2016A (LOC: BANK OF NEW YORK MELLON/THE)	c	1.15%		10/06/17	14,000,000	14,000,000
TENDERFOOT SEASONAL HOUSING, LLC
TAXABLE NOTES SERIES 2000B (LOC: WELLS FARGO BANK NA)	c	1.33%		10/06/17	2,885,000	2,885,000
UNIVERSITY HOSPITAL HEALTH SYSTEMS
HOSPITAL RB SERIES 2013C (LOC: BARCLAYS BANK PLC)	c	1.19%		10/06/17	37,000,000	37,000,000
						163,970,000
7

Schwab Advisor Cash Reserves
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Other Instruments 0.8%
BANK OF AMERICA NA
(1 mo. USD-LIBOR + 0.17%)		1.40%		10/05/17	41,000,000	41,000,000
(1 mo. USD-LIBOR + 0.13%)		1.37%	10/13/17	11/13/17	25,000,000	25,000,000
(1 mo. USD-LIBOR + 0.12%)		1.36%	10/16/17	11/14/17	53,000,000	53,000,000
						119,000,000
Non-Financial Company Commercial Paper 1.1%
TOYOTA MOTOR CREDIT CORP
(1 mo. USD-LIBOR + 0.14%)		1.37%	10/02/17	02/23/18	54,000,000	54,000,000
(1 mo. USD-LIBOR + 0.14%)		1.37%	10/02/17	02/26/18	100,000,000	100,000,000
						154,000,000
Total Variable-Rate Obligations
(Cost $2,567,470,000)						2,567,470,000
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 22.7% of net assets
U.S. Government Agency Repurchase Agreements* 3.6%
BANK OF MONTREAL
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by U.S. Treasury Securities valued at $13,261,252, 1.88% - 2.63%, due 08/15/20 - 02/28/22)		1.06%		10/02/17	13,001,148	13,000,000
BANK OF NOVA SCOTIA
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by U.S. Government Agency Securities valued at $59,745,278, 4.00%, due 06/01/47 - 09/01/47)		1.06%		10/02/17	58,005,123	58,000,000
BNP PARIBAS SA
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $131,773,809, 0.75% - 8.75%, due 08/31/18 - 07/01/47)		1.06%		10/02/17	128,011,307	128,000,000
GOLDMAN SACHS & CO LLC
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by U.S. Government Agency Securities valued at $71,400,000, 1.77% - 6.00%, due 11/16/33 - 06/20/44)		1.04%		10/02/17	70,006,067	70,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by U.S. Government Agency Securities valued at $51,500,000, 3.50%, due 09/02/47)		1.07%		10/02/17	50,004,458	50,000,000
MIZUHO SECURITIES USA LLC
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by U.S. Government Agency Securities valued at $26,780,001, 4.00%, due 06/01/46 - 05/01/47)		1.07%		10/02/17	26,002,318	26,000,000
8

Schwab Advisor Cash Reserves
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
WELLS FARGO SECURITIES LLC
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by U.S. Government Agency Securities valued at $162,254,467, 3.50% - 4.00%, due 06/01/32 - 10/01/47)		1.07%		10/02/17	156,013,910	156,000,000
						501,000,000
U.S. Treasury Repurchase Agreements 14.7%
BANK OF NOVA SCOTIA
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by U.S. Treasury Securities valued at $84,667,454, 2.00% - 2.13%, due 10/31/21 - 02/15/41)		1.05%		10/02/17	83,007,263	83,000,000
BARCLAYS BANK PLC
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by U.S. Treasury Securities valued at $716,102,724, 0.00% - 3.13%, due 02/15/18 - 11/15/46)		1.05%		10/02/17	702,061,425	702,000,000
BARCLAYS CAPITAL INC
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by U.S. Treasury Securities valued at $5,227,290, 0.88%, due 10/15/18)		1.05%		10/02/17	5,125,157	5,124,709
BNP PARIBAS SA
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by U.S. Treasury Securities valued at $9,180,821, 2.38%, due 01/15/27)		1.04%		10/02/17	9,000,780	9,000,000
FEDERAL RESERVE BANK OF NEW YORK
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by U.S. Treasury Securities valued at $1,262,105,170, 8.00%, due 11/15/21)		1.00%		10/02/17	1,262,105,167	1,262,000,000
						2,061,124,709
Other Repurchase Agreements** 4.4%
BNP PARIBAS SA
Issued 09/27/17, repurchase date 10/04/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $133,434,239, 1.39% - 14.00%, due 05/22/18 - 12/15/41)		1.32%		10/04/17	116,029,773	116,000,000
Issued 09/28/17, repurchase date 10/05/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $103,084,682, 0.00% - 7.99%, due 08/07/19 - 09/14/77)		1.28%		10/05/17	90,022,400	90,000,000
CREDIT SUISSE SECURITIES (USA) LLC
Issued 08/24/17, repurchase date 11/22/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $106,954,227, 1.40% - 6.39%, due 06/25/24 - 12/15/59)		1.63%		11/03/17	93,298,969	93,000,000
9

Schwab Advisor Cash Reserves
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
JP MORGAN SECURITIES LLC
Issued 08/31/17, repurchase date 02/27/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $38,005,505, 0.00% - 8.13%, due 02/26/19 - 02/13/47)		1.80%		12/28/17	33,196,350	33,000,000
Issued 09/27/17, repurchase date 03/26/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $34,503,508, 0.00% - 6.00%, due 04/15/21 - 12/15/43)		1.83%		12/28/17	30,140,300	30,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 09/28/17, repurchase date 01/02/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $96,600,000, 0.00% - 1.49%, due 05/01/22 - 08/07/52)		1.65%		11/03/17	84,138,600	84,000,000
WELLS FARGO SECURITIES LLC
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $32,203,516, 3.23% - 6.45%, due 07/16/29 - 08/25/47)		1.31%		10/02/17	28,003,057	28,000,000
Issued 09/26/17, repurchase date 10/03/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $54,063,768, 1.42% - 4.88%, due 05/03/19 - 08/16/77)		1.31%		10/03/17	47,011,972	47,000,000
Issued 09/27/17, repurchase date 10/04/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $67,867,415, 1.38% - 8.05%, due 02/25/31 - 08/25/46)		1.32%		10/04/17	59,015,143	59,000,000
Issued 09/29/17, repurchase date 10/06/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $11,503,259, 2.35% - 4.20%, due 01/29/18 - 05/05/45)		1.32%		10/06/17	10,002,567	10,000,000
Issued 07/17/17, repurchase date 01/16/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,161,014, 3.13%, due 04/29/21)		1.83%		01/02/18	1,008,591	1,000,000
10

Schwab Advisor Cash Reserves
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 08/11/17, repurchase date 02/07/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $34,817,400, 6.25% - 9.13%, due 05/15/18 - 01/20/42)		1.84%		01/02/18	30,220,800	30,000,000
						621,000,000
Total Repurchase Agreements
(Cost $3,183,124,709)						3,183,124,709
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,895,623,985 or 20.6% of net assets.
c	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**	Collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
AUTH —	Authority
CNTY —	County
ETF —	Exchange-traded fund
HFA —	Housing finance agency/authority
LIBOR —	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LIQ —	Liquidity agreement
LOC —	Letter of credit
RB —	Revenue bond
SIFMA —	Securities Industry and Financial Markets Association
VRDN —	Variable rate demand note
11

Schwab Advisor Cash Reserves
Notes to Portfolio Holdings

Under procedures approved by the fund's Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2017, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year.
There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2017. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings.
REG47712SEP17
12

The Charles Schwab Family of Funds
Schwab California Municipal Money Fund®

Portfolio Holdings as of September 30, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date; the reference rate and spread used is shown parenthetically in the security description, if available, if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Municipal Securities 32.6% of net assets
California 32.6%
California
GO CP Series 2011A-2 (LOC: ROYAL BANK OF CANADA)		0.86%		12/06/17	17,000,000	17,000,000
GO CP Series 2011A-3 (LOC: MUFG UNION BANK NA)		0.87%		12/06/17	10,000,000	10,000,000
GO CP Series 2011A-5 (LOC: US BANK NA)		0.85%		10/10/17	25,045,000	25,045,000
GO CP Series 2011A-5 (LOC: US BANK NA)		0.84%		11/07/17	30,000,000	30,000,000
GO CP Series A1 (LOC: WELLS FARGO BANK NA)		0.93%		10/03/17	36,000,000	36,000,000
GO CP Series A1 (LOC: WELLS FARGO BANK NA)		0.93%		10/04/17	75,000,000	75,000,000
GO CP Series A1 (LOC: WELLS FARGO BANK NA)		0.81%		10/11/17	4,000,000	3,999,895
GO CP Series A1 (LOC: WELLS FARGO BANK NA)		0.87%		11/06/17	10,400,000	10,400,000
GO CP Series A1 (LOC: WELLS FARGO BANK NA)		0.84%		11/08/17	10,000,000	10,000,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		0.85%		10/10/17	61,490,000	61,490,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		0.86%		11/07/17	14,195,000	14,195,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		0.84%		11/08/17	14,190,000	14,190,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		0.83%		11/20/17	25,000,000	25,000,000
GO CP Series A3 (LOC: MUFG UNION BANK NA)		0.89%		10/02/17	10,000,000	10,000,000
GO CP Series A3 (LOC: MUFG UNION BANK NA)		0.88%		10/05/17	45,940,000	45,940,000
GO CP Series A8 (LOC: BANK OF THE WEST)		0.86%		10/06/17	28,000,000	28,000,000
California Dept of Water Resources
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		0.87%		10/04/17	13,828,000	13,828,000
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		0.93%		10/11/17	27,000,000	27,000,000
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		0.83%		11/02/17	13,000,000	13,000,000
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		0.89%		11/07/17	25,055,000	25,055,000
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		0.86%		11/21/17	17,500,000	17,500,000
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		0.87%		11/21/17	7,600,000	7,600,000
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		0.85%		12/06/17	6,418,000	6,418,000
California Educational Facilities Auth
RB (Stanford Univ) Series S-3		0.88%		12/11/17	40,100,000	40,100,000
1

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006E		0.93%		10/10/17	19,000,000	19,000,000
RB (Kaiser Permanente) Series 2006E		0.96%		10/18/17	13,320,000	13,320,000
RB (Kaiser Permanente) Series 2006E		0.90%		02/08/18	16,165,000	16,165,000
RB (Providence St Joseph Health) Series 2013B		5.00%		10/17/17	960,000	961,614
California State Univ
CP Series A (GTY: STATE STREET BANK AND TRUST COMPANY) (LOC: WELLS FARGO BANK NA)		0.90%		01/04/18	12,735,000	12,735,000
California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004E		0.99%		12/07/17	31,000,000	31,000,000
RB (Kaiser Permanente) Series 2004E		0.91%		01/04/18	7,600,000	7,600,000
RB (Kaiser Permanente) Series 2004I		0.94%		10/17/17	20,000,000	20,000,000
RB (Kaiser Permanente) Series 2004I		0.90%		02/08/18	5,200,000	5,200,000
RB (Kaiser Permanente) Series 2004K		0.96%		10/18/17	23,800,000	23,800,000
RB (Kaiser Permanente) Series 2004K		0.99%		11/08/17	4,000,000	4,000,000
RB (Kaiser Permanente) Series 2006D		0.99%		11/07/17	26,500,000	26,500,000
RB (Kaiser Permanente) Series 2008C		0.96%		11/01/17	38,000,000	38,000,000
RB (Kaiser Permanente) Series 2008C		0.99%		11/15/17	19,400,000	19,400,000
RB (Kaiser Permanente) Series 2008C		0.94%		12/14/17	10,700,000	10,700,000
RB (Kaiser Permanente) Series 2009B-3		0.94%		11/14/17	5,000,000	5,000,000
Contra Costa Water District
Extendible CP		0.87%	10/03/17	05/18/18	44,000,000	44,000,000
East Bay Municipal Utility District
Wastewater System Extendible CP		0.88%	11/15/17	05/11/18	15,000,000	15,000,000
Water CP Notes Series A1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.93%		10/03/17	16,800,000	16,800,000
Water CP Notes Series A1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.87%		10/04/17	3,000,000	3,000,000
Water CP Notes Series A1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.94%		10/04/17	15,000,000	15,000,000
Water CP Notes Series A1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.82%		10/10/17	15,300,000	15,300,000
Water CP Notes Series A1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.89%		11/02/17	4,000,000	4,000,000
Water CP Notes Series A1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.86%		12/07/17	15,000,000	15,000,000
Water CP Notes Series A2 (LIQ: BANK OF AMERICA NA)		0.82%		10/03/17	10,000,000	10,000,000
Water CP Notes Series A2 (LIQ: BANK OF AMERICA NA)		0.88%		11/06/17	15,000,000	15,000,000
Golden Gate Bridge & Highway District
CP Series A		0.97%		10/31/17	30,500,000	30,500,000
Los Angeles Cnty Capital Asset Leasing Corp
Lease Revenue CP Notes Series A (LOC: BANK OF THE WEST)		0.95%		10/03/17	6,600,000	6,600,000
Lease Revenue CP Notes Series A (LOC: BANK OF THE WEST)		0.90%		10/18/17	4,500,000	4,500,000
Lease Revenue CP Series B (LOC: US BANK NA)		0.90%		10/11/17	15,000,000	15,000,000
Lease Revenue CP Series B (LOC: US BANK NA)		0.89%		10/26/17	10,000,000	10,000,000
Lease Revenue CP Series B (LOC: US BANK NA)		0.86%		11/07/17	13,100,000	13,100,000
Lease Revenue CP Series B (LOC: US BANK NA)		0.86%		11/14/17	24,000,000	24,000,000
2

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Los Angeles Cnty Metropolitan Transportation Auth
2nd Sub Sales Tax CP Series A (LOC: MUFG UNION BANK NA)		0.84%		10/10/17	9,000,000	9,000,000
2nd Sub Sales Tax CP Series A (LOC: MUFG UNION BANK NA)		0.85%		10/10/17	28,000,000	28,000,000
2nd Sub Sales Tax CP Series A (LOC: MUFG UNION BANK NA)		0.91%		10/10/17	2,400,000	2,400,000
2nd Sub Sales Tax CP Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.84%		10/05/17	6,100,000	6,100,000
2nd Sub Sales Tax CP Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.84%		10/10/17	7,500,000	7,500,000
2nd Sub Sales Tax CP Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.85%		10/10/17	12,400,000	12,400,000
2nd Sub Sales Tax CP Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.91%		10/10/17	11,000,000	11,000,000
Los Angeles Metropolitan Transportation Auth
2nd Sub Sales Tax Rev CP Series A (LOC: CITIBANK NA)		0.83%		10/02/17	8,333,000	8,333,000
2nd Sub Sales Tax Rev CP Series A (LOC: CITIBANK NA)		0.95%		01/17/18	3,900,000	3,900,000
Los Angeles Municipal Improvement Corp
Lease Revenue CP Series A1 (LOC: WELLS FARGO BANK NA)		0.86%		11/09/17	13,000,000	13,000,000
Lease Revenue CP Series A1 (LOC: WELLS FARGO BANK NA)		0.90%		12/19/17	20,000,000	20,000,000
Lease Revenue CP Series A2 (LOC: BANK OF AMERICA NA)		1.02%		12/12/17	6,500,000	6,500,000
Lease Revenue CP Series A4 (LOC: US BANK NA)		0.93%		10/12/17	7,000,000	7,000,000
Lease Revenue CP Series A4 (LOC: US BANK NA)		0.85%		11/01/17	10,000,000	10,000,000
Lease Revenue CP Series A4 (LOC: US BANK NA)		0.85%		12/12/17	15,750,000	15,750,000
Lease Revenue CP Series A4 (LOC: US BANK NA)		1.02%		12/12/17	8,000,000	8,000,000
Orange Cnty Water District
CP Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.87%		11/09/17	16,813,000	16,813,000
Port of Oakland
CP Notes D (LOC: BANK OF AMERICA NA)		0.85%		10/10/17	45,415,000	45,415,000
CP Series A (LOC: BANK OF AMERICA NA)		0.87%		11/06/17	46,010,000	46,010,000
Sacramento Municipal Utility District
CP Series K1 (LOC: STATE STREET BANK AND TRUST COMPANY)		0.84%		11/07/17	15,000,000	15,000,000
CP Series L1 (LOC: BARCLAYS BANK PLC)		0.87%		11/06/17	70,000,000	70,000,000
San Diego Cnty Regional Transportation Commission
Sub Sales Tax Revenue CP Series B (LOC: MUFG UNION BANK NA)		0.88%		12/06/17	25,550,000	25,550,000
Sub Sales Tax Revenue CP Series B (LOC: MUFG UNION BANK NA)		0.95%		12/06/17	312,000	312,000
San Diego Cnty Water Auth
CP Series 8 (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.82%		10/04/17	5,000,000	5,000,000
CP Series 9 (LIQ: BANK OF AMERICA NA)		0.84%		11/07/17	20,000,000	20,000,000
CP Series 9 (LIQ: BANK OF AMERICA NA)		0.87%		11/08/17	25,000,000	25,000,000
CP Series 9 (LIQ: BANK OF AMERICA NA)		0.85%		12/12/17	20,000,000	20,000,000
Extendible CP Series 1		0.86%	10/11/17	04/30/18	5,000,000	5,000,000
Extendible CP Series 1		0.88%	10/11/17	05/04/18	22,500,000	22,500,000
Extendible CP Series 1		0.87%	10/05/17	05/21/18	12,500,000	12,500,000
San Diego Public Facilities Financing Auth
Sub Water Revenue CP Series A (LOC: BANK OF THE WEST)		0.94%		01/04/18	8,099,000	8,099,000
Sub Water Revenue CP Series B (LOC: BANK OF AMERICA NA)		0.95%		12/05/17	2,000,000	2,000,000
Sub Water Revenue CP Series B (LOC: BANK OF AMERICA NA)		0.94%		02/06/18	5,695,000	5,695,000
3

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
San Francisco Airport Commission
Sub CP Notes B-2 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.82%		10/04/17	25,000,000	25,000,000
Sub CP Series A3,B3&C3 (LOC: ROYAL BANK OF CANADA)		0.91%		10/05/17	61,250,000	61,250,000
Sub CP Series A4 (LOC: WELLS FARGO BANK NA)		0.85%		10/04/17	40,000,000	40,000,000
Sub CP Series B4 (LOC: WELLS FARGO BANK NA)		0.89%		12/07/17	10,000,000	10,000,000
San Francisco Public Utilities Commission
Power CP Notes Series A1 (LOC: BANK OF AMERICA NA)		0.85%		10/11/17	6,089,000	6,089,000
Wastewater CP Series A4 (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.85%		10/11/17	36,299,000	36,299,000
Wastewater CP Series A6 (LOC: STATE STREET BANK AND TRUST COMPANY)		0.85%		10/11/17	15,000,000	15,000,000
Wastewater CP Series A6 (LOC: STATE STREET BANK AND TRUST COMPANY)		0.84%		10/18/17	40,000,000	40,000,000
Water CP Series A2 (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.83%		10/18/17	22,536,000	22,536,000
Water CP Series A2 (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.84%		10/18/17	24,027,000	24,027,000
San Jose Airport
Sub CP Notes Series A2 (LOC: BARCLAYS BANK PLC)		0.87%		11/09/17	11,992,000	11,992,000
Sub CP Notes Series B (LOC: BARCLAYS BANK PLC)		0.90%		11/09/17	13,045,000	13,045,000
San Jose Redevelopment Agency
Sub Tax Allocation RB Series 1996A (LOC: JPMORGAN CHASE BANK NA)		0.85%		11/14/17	15,400,000	15,400,000
Sub Tax Allocation RB Series 1996B (LOC: JPMORGAN CHASE BANK NA)		0.85%		11/14/17	15,400,000	15,400,000
Sub Tax Allocation RB Series 2003B (LOC: JPMORGAN CHASE BANK NA)		0.85%		11/14/17	15,000,000	15,000,000
Univ of California
CP Notes Series 2009A		0.90%		01/08/18	33,450,000	33,450,000
CP Notes Series A		0.81%		10/04/17	5,000,000	5,000,000
CP Notes Series A		0.85%		11/03/17	30,000,000	30,000,000
CP Notes Series A		0.87%		12/05/17	16,000,000	16,000,000
CP Notes Series A		0.92%		02/08/18	5,000,000	5,000,000
Ventura Cnty Public Financing Auth
Lease Revenue CP (LOC: WELLS FARGO BANK NA)		0.84%		11/08/17	23,400,000	23,400,000
Walnut Energy Center Auth
Sub CP Notes Series B (LOC: STATE STREET BANK AND TRUST COMPANY)		0.88%		11/03/17	25,494,000	25,494,000
Total Fixed-Rate Municipal Securities
(Cost $2,080,101,509)						2,080,101,509

Variable-Rate Municipal Securities 70.2% of net assets
California 70.2%
ABAG Finance Auth
M/F Housing RB (Crossing Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.95%		10/06/17	64,450,000	64,450,000
M/F Housing RB (Darling Florist Building) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.02%		10/06/17	4,710,000	4,710,000
M/F Housing RB (Fine Arts Building) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.02%		10/06/17	14,200,000	14,200,000
M/F Housing RB (GAIA Building) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.02%		10/06/17	12,165,000	12,165,000
4

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
M/F Housing RB (La Terrazza Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.98%		10/06/17	8,295,000	8,295,000
M/F Housing RB (Mountain View Apts) Series 1997A (LOC: COMERICA BANK)	b	1.06%		10/06/17	3,975,000	3,975,000
M/F Housing Refunding RB (The Berkeleyan) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.02%		10/06/17	5,790,000	5,790,000
RB (Pathways Home & Health Hospice) Series 2004 (LOC: US BANK NA)	b	0.97%		10/06/17	4,705,000	4,705,000
Alameda Cnty IDA
RB (BAT Properties) Series 1998A (LOC: BANK OF THE WEST)	b	0.98%		10/06/17	3,380,000	3,380,000
RB (BEMA Electronic Manufacturing) Series 2004A (LOC: COMERICA BANK)	b	1.06%		10/06/17	2,120,000	2,120,000
RB (California Brazing) Series 2011 (LOC: WELLS FARGO BANK NA)	b	1.04%		10/06/17	2,700,000	2,700,000
RB (Convergent Laser Technologies) Series 2005A (LOC: COMERICA BANK)	b	1.06%		10/06/17	2,085,000	2,085,000
RB (Dale Hardware) Series 2010 (LOC: COMERICA BANK)	b	1.05%		10/06/17	1,990,000	1,990,000
RB (Essai) Series 2005 (LOC: MUFG UNION BANK NA)	b	1.06%		10/06/17	2,000,000	2,000,000
RB (Ettore Products) Series 2005A (LOC: COMERICA BANK)	b	1.09%		10/06/17	3,635,000	3,635,000
RB (Evolve Manufacturing Technologies) Series 2014 (LOC: WELLS FARGO BANK NA)	b	1.04%		10/06/17	4,704,000	4,704,000
RB (Golden West Paper Converting Corp) Series 2008A (LOC: BANK OF THE WEST)	b	1.06%		10/06/17	3,105,000	3,105,000
RB (Malmberg Engineering) Series 2006 (LOC: COMERICA BANK)	b	1.06%		10/06/17	1,760,000	1,760,000
RB (Oakland Pallet Co) Series 2008A (LOC: COMERICA BANK)	b	1.09%		10/06/17	1,225,000	1,225,000
RB (Plastikon Industries) Series 2000A (LOC: COMERICA BANK)	b	1.09%		10/06/17	2,470,000	2,470,000
RB (Tool Family Partnership) Series 1997A (LOC: WELLS FARGO BANK NA)	b	0.97%		10/06/17	1,080,000	1,080,000
RB (Unique Elevator Interiors) Series 2007 (LOC: COMERICA BANK)	b	1.09%		10/06/17	1,975,000	1,975,000
RB (White Brothers) Series 2007 (LOC: COMERICA BANK)	b	1.06%		10/06/17	1,760,000	1,760,000
Alameda-Contra Costa School Financing Auth
COP Series N (LOC: FEDERAL HOME LOAN BANKS)	b	0.90%		10/06/17	1,490,000	1,490,000
Anaheim Housing Auth
M/F Housing RB (Park Vista Apts) Series 2000D (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	0.97%		10/06/17	23,580,000	23,580,000
M/F Housing Refunding RB (Sage Park) Series 1998A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.99%		10/06/17	5,500,000	5,500,000
Anaheim Public Financing Auth
Electric System RB Series 2009A (ESCROW) (LIQ: CITIBANK NA)	a,c	0.95%		10/06/17	7,500,000	7,500,000
Bakersfield City SD
GO Bonds Series 2017A (LIQ: MORGAN STANLEY BANK NA)	a,c	0.96%		10/06/17	6,910,000	6,910,000
Bay Area Toll Auth
Sub Toll Bridge RB Series 2017S-7 (LIQ: BANK OF AMERICA NA)	a,c	0.96%		10/06/17	12,035,000	12,035,000
Sub Toll Bridge RB Series 2017S7 (LIQ: BANK OF AMERICA NA)	a,c	0.96%		10/06/17	10,365,000	10,365,000
Toll Bridge RB Series 2007F, 2008F1 & 2009F1 (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	a,c	0.97%		10/06/17	10,814,436	10,814,436
Toll Bridge RB Series 2008F-1 (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.95%		10/06/17	16,175,000	16,175,000
Toll Bridge RB Series 2009F1 (ESCROW) (LIQ: BANK OF AMERICA NA)	a,c	0.97%		10/06/17	9,010,000	9,010,000
Toll Bridge RB Series 2017F1 (LIQ: BARCLAYS BANK PLC)	a,c	0.95%		10/06/17	13,335,000	13,335,000
5

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Berryessa USD
GO Bonds Series 2017B (LIQ: CITIBANK NA)	a,c	0.99%		10/06/17	5,960,000	5,960,000
California
GO Bond Series 2003C4 (LOC: US BANK NA)	b	0.91%		10/06/17	23,405,000	23,405,000
GO Bonds (LIQ: CITIBANK NA)	a,c	0.95%		10/06/17	3,000,000	3,000,000
GO Bonds (LIQ: CITIBANK NA)	a,c	0.96%		10/06/17	4,200,000	4,200,000
GO Bonds (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.96%		10/06/17	13,055,000	13,055,000
GO Bonds (LIQ: MORGAN STANLEY BANK NA)	a,c	0.97%		10/06/17	12,020,000	12,020,000
GO Bonds (LIQ: TORONTO-DOMINION BANK/THE)	a,c	0.96%		10/06/17	9,975,000	9,975,000
GO Bonds Series 2003 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a,c	0.97%		10/05/17	11,440,000	11,440,000
GO Bonds Series 2005A21 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	b	0.89%		10/06/17	44,340,000	44,339,114
GO Bonds Series 2005B1 (LOC: MIZUHO BANK LTD)	b	0.90%		10/06/17	17,615,000	17,615,000
GO Bonds Series 2010 (LIQ: MORGAN STANLEY BANK NA)	a,c	0.97%		10/06/17	21,000,000	21,000,000
GO Refunding Bonds (LIQ: BARCLAYS BANK PLC)	a,c	0.96%		10/06/17	6,815,000	6,815,000
GO Refunding Bonds (LIQ: CITIBANK NA)	a,c	0.95%		10/06/17	5,400,000	5,400,000
GO Refunding Bonds (LIQ: CITIBANK NA)	a,c	0.96%		10/06/17	3,000,000	3,000,000
California Alternative Energy Source Financing Auth
Cogeneration Facility RB (Arroyo) Series 1993B	b	0.94%		10/06/17	50,660,000	50,660,000
California Dept of Water Resources
Water System RB Series AH (LIQ: CITIBANK NA)	a,c	0.94%		10/06/17	5,635,000	5,635,000
California Educational Facilities Auth
RB (California Institute of Technology) Series 2006B	b	0.85%		10/06/17	5,000,000	5,000,000
RB (California Institute of Technology) Series 2009 (LIQ: CITIBANK NA)	a,c	0.94%		10/06/17	9,900,000	9,900,000
RB (Life Chiropractic College West) Series 1999 (LOC: BANK OF THE WEST)	b	1.02%		10/06/17	2,700,000	2,700,000
RB (Pepperdine Univ) Series 2015 (LIQ: MORGAN STANLEY BANK NA)	a,c	0.97%		10/06/17	6,995,000	6,995,000
RB (Pepperdine Univ) Series 2016 (LIQ: CITIBANK NA)	a,c	0.95%		10/06/17	5,280,000	5,280,000
RB (Pepperdine Univ) Series 2016 (LIQ: MORGAN STANLEY BANK NA)	a,c	0.97%		10/06/17	6,670,000	6,670,000
RB (Stanford Univ) Series T1 (LIQ: MORGAN STANLEY BANK NA)	a,c	0.97%		10/06/17	7,530,000	7,530,000
RB (Stanford Univ) Series U7 (LIQ: MORGAN STANLEY BANK NA)	a,c	0.97%		10/06/17	3,590,000	3,590,000
RB (Univ of Southern California) Series 2009A (ESCROW) (LIQ: CITIBANK NA)	a,c	0.94%		10/06/17	9,555,000	9,555,000
RB (Univ of Southern California) Series 2009B (ESCROW) (LIQ: BARCLAYS BANK PLC)	a,c	0.95%		10/06/17	1,100,000	1,100,000
RB (Univ of Southern California) Series 2009B (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.95%		10/06/17	9,000,000	9,000,000
California Enterprise Development Finance Auth
IDRB (Gordon Brush) Series 2015 (LOC: WELLS FARGO BANK NA)	b	1.04%		10/06/17	3,000,000	3,000,000
RB (Sconza Candy) Series 2008A (LOC: COMERICA BANK)	b	1.09%		10/06/17	10,000,000	10,000,000
California Health Facilities Financing Auth
Health Facility RB (Catholic Healthcare West) Series 2004K (LOC: MIZUHO BANK LTD)	b	0.97%		10/06/17	33,800,000	33,800,000
Health Facility RB (Catholic Healthcare West) Series 2011B (LOC: BANK OF MONTREAL)	b	0.90%		10/06/17	29,680,000	29,680,000
RB (Children's Hospital of Orange Cnty) Series 2009C (LOC: US BANK NA)	b	0.87%		10/06/17	18,180,000	18,180,000
RB (Kaiser Permanente) Series 2017A (LIQ: BARCLAYS BANK PLC)	a,c	0.96%		10/06/17	11,000,000	11,000,000
6

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (Kaiser Permanente) Series 2017A (LIQ: MORGAN STANLEY BANK NA)	a,c	0.96%		10/06/17	5,000,000	5,000,000
RB (Kaiser Permanente) Series 2017A-2 (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.97%		10/06/17	2,230,000	2,230,000
RB (Memorial Health Services) Series 2013A	b	0.88%		10/06/17	13,945,000	13,945,000
RB (Providence Health & Services) Series 2009B (LIQ: BANK OF AMERICA NA)	a,c	0.97%		10/06/17	35,025,000	35,025,000
RB (Providence Health & Services) Series 2009B, 2014A&2014B (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.95%		10/06/17	26,780,000	26,780,000
RB (Providence Health & Services) Series 2014A (LIQ: MORGAN STANLEY BANK NA)	a,c	0.97%		10/06/17	4,000,000	4,000,000
RB (Providence St Joseph Health) Series 2009A (LIQ: MORGAN STANLEY BANK NA)	a,c	0.97%		10/06/17	11,565,000	11,565,000
RB (Providence St Joseph Health) Series 2009A (LIQ: ROYAL BANK OF CANADA)	a,c	0.96%		10/06/17	11,250,000	11,250,000
RB (Providence St. Joseph Health) Series 2016A (LIQ: CITIBANK NA)	a,c	0.95%		10/06/17	4,000,000	4,000,000
RB (Scripps Health) Series 2001A (LOC: JPMORGAN CHASE BANK NA)	b	0.90%		10/06/17	5,815,000	5,815,000
RB (Scripps Health) Series 2012B	b	0.90%		10/06/17	6,995,000	6,995,000
RB (Sutter Health) Series 2007A&2016A (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.95%		10/06/17	5,130,000	5,130,000
RB (Sutter Health) Series 2011A&B (LIQ: DEUTSCHE BANK AG)	a,c	0.96%		10/06/17	7,000,000	7,000,000
RB (Sutter Health) Series 2011B (LIQ: CITIBANK NA)	a,c	0.95%		10/06/17	18,395,000	18,395,000
RB (Sutter Health) Series 2011D (LIQ: CITIBANK NA)	a,c	0.95%		10/06/17	4,000,000	4,000,000
RB (Sutter Health) Series 2011D (LIQ: MORGAN STANLEY BANK NA)	a,c	0.97%		10/06/17	6,665,000	6,665,000
RB (Sutter Health) Series 2011D (LIQ: TORONTO-DOMINION BANK/THE)	a,c	0.95%		10/06/17	10,125,000	10,125,000
RB (Sutter Health) Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.95%		10/06/17	4,565,000	4,565,000
RB (Sutter Health) Series 2013A (LIQ: MORGAN STANLEY BANK NA)	a,c	0.97%		10/06/17	12,195,000	12,195,000
RB (Sutter Health) Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	a,c	0.95%		10/06/17	5,770,000	5,770,000
Refunding RB (Cedars-Sinai Medical Center) Series 2016B (LIQ: BARCLAYS BANK PLC)	a,c	0.96%		10/06/17	5,650,000	5,650,000
Refunding RB (Cedars-Sinai Medical Center) Series 2016B (LIQ: ROYAL BANK OF CANADA)	a,c	0.96%		10/06/17	5,625,000	5,625,000
Refunding RB (Sutter Health) Series 2015A (LIQ: CITIBANK NA)	a,c	0.95%		10/06/17	2,665,000	2,665,000
Refunding RB (Sutter Health) Series 2015A (LIQ: MORGAN STANLEY BANK NA)	a,c	0.97%		10/06/17	12,470,000	12,470,000
Refunding RB (Sutter Health) Series 2016B (LIQ: CITIBANK NA)	a,c	0.95%		10/06/17	4,675,000	4,675,000
Refunding RB (Sutter Health) Series 2016B (LIQ: MORGAN STANLEY BANK NA)	a,c	0.96%		10/06/17	23,680,000	23,680,000
Refunding RB (Sutter Health) Series 2016B (LIQ: MORGAN STANLEY BANK NA)	a,c	0.97%		10/06/17	12,714,000	12,714,000
Refunding RB (Sutter Health) Series 2017A (LIQ: MORGAN STANLEY BANK NA)	a,c	0.96%		10/06/17	7,300,000	7,300,000
California HFA
Home Mortgage RB Series 2005A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)	b	0.98%		10/06/17	19,800,000	19,800,000
Home Mortgage RB Series 2005B (LOC: BANK OF AMERICA NA)	b	1.00%		10/06/17	1,310,000	1,310,000
7

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Home Mortgage RB Series 2007K (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)	b	0.96%		10/06/17	6,605,000	6,605,000
M/F Housing RB (Ortiz Plaza Apts) Series 2016F (LOC: FEDERAL HOME LOAN BANKS)	b	0.96%		10/06/17	7,060,000	7,060,000
M/F Housing RB III Series 2001E (LOC: JPMORGAN CHASE BANK NA)	b	0.92%		10/06/17	4,695,000	4,695,000
M/F Housing RB III Series 2008B (LOC: JPMORGAN CHASE BANK NA)	b	0.92%		10/06/17	20,655,000	20,655,000
California Infrastructure & Economic Development Bank
RB (Asian-American Drug Abuse Program) Series 2008 (LOC: BANK OF THE WEST)	b	1.02%		10/06/17	2,730,000	2,730,000
RB (Capital Corrugated) Series 2016A (LOC: COMERICA BANK)	b	1.09%		10/06/17	5,000,000	5,000,000
RB (Casa Loma College) Series 2009 (LOC: COMERICA BANK)	b	1.01%		10/06/17	1,710,000	1,710,000
RB (SRI International) Series 2010 (LOC: WELLS FARGO BANK NA)	b	0.99%		10/06/17	7,690,000	7,690,000
RB (St Margaret's Episcopal School) Series 2008 (LOC: FEDERAL HOME LOAN BANKS)	b	1.00%	10/01/17	10/06/17	10,410,000	10,410,000
Toll Bridge RB Series 2003A (ESCROW) (LIQ: CITIBANK NA)	a,c	0.94%		10/06/17	11,250,000	11,250,000
California Municipal Finance Auth
M/F Housing RB (Copper Square Apts) Series 2016A1 (LOC: FEDERAL HOME LOAN BANKS)	b	0.91%		10/06/17	7,280,000	7,280,000
RB (Notre Dame HS) Series 2007 (LOC: COMERICA BANK)	b	1.02%		10/06/17	4,125,000	4,125,000
Recovery Zone Facility RB (Chevron) Series 2010A	b	0.85%		10/02/17	200,000	200,000
Refunding RB (ExxonMobil) Series 2007	b	0.95%		10/02/17	11,505,000	11,505,000
California Pollution Control Financing Auth
Pollution Control Refunding RB (PG&E) Series 1996C (LOC: MIZUHO BANK LTD)	b	0.92%		10/02/17	12,750,000	12,750,000
Pollution Control Refunding RB (PG&E) Series 1996F (LOC: TD BANK NA)	b	0.89%		10/02/17	12,000,000	12,000,000
Solid Waste Disposal RB (Ag Resources III) Series 2004 (LOC: COBANK ACB)	b	1.06%		10/06/17	8,350,000	8,350,000
Solid Waste Disposal RB (Atlas Disposal) Series 1999A (LOC: US BANK NA)	b	1.06%		10/06/17	4,369,000	4,369,000
Solid Waste Disposal RB (AVI-PGS) Series 2008A (LOC: WELLS FARGO BANK NA)	b	1.04%		10/06/17	715,000	715,000
Solid Waste Disposal RB (Bidart Dairy) Series 2002 (LOC: COBANK ACB)	b	1.02%		10/06/17	6,000,000	6,000,000
Solid Waste Disposal RB (Burrtec Waste Group) Series 2008A (LOC: US BANK NA)	b	1.06%		10/06/17	19,225,000	19,225,000
Solid Waste Disposal RB (California Waste Recovery Systems) Series 2012 (LOC: MUFG UNION BANK NA)	b	1.06%		10/06/17	4,775,000	4,775,000
Solid Waste Disposal RB (Desert Properties) Series 2006B (LOC: MUFG UNION BANK NA)	b	1.06%		10/06/17	1,160,000	1,160,000
Solid Waste Disposal RB (EDCO Disposal) Series 2004A (LOC: WELLS FARGO BANK NA)	b	1.04%		10/06/17	1,065,000	1,065,000
Solid Waste Disposal RB (EDCO Disposal) Series 2007A (LOC: WELLS FARGO BANK NA)	b	1.04%		10/06/17	6,715,000	6,715,000
Solid Waste Disposal RB (Garden City Sanitation) Series 2009A (LOC: MUFG UNION BANK NA)	b	1.02%		10/06/17	21,350,000	21,350,000
Solid Waste Disposal RB (Garden City Sanitation) Series 2009B (LOC: MUFG UNION BANK NA)	b	1.02%		10/06/17	5,065,000	5,065,000
Solid Waste Disposal RB (Garden City Sanitation) Series 2014 (LOC: MUFG UNION BANK NA)	b	1.06%		10/06/17	2,905,000	2,905,000
8

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Solid Waste Disposal RB (George Borba & Son Dairy) Series 2003 (LOC: WELLS FARGO BANK NA)	b	1.02%		10/06/17	3,800,000	3,800,000
Solid Waste Disposal RB (GreenWaste of Palo Alto) Series 2008B (LOC: MUFG UNION BANK NA)	b	1.06%		10/06/17	1,530,000	1,530,000
Solid Waste Disposal RB (J&D Wilson & Sons Dairy) Series 2004 (LOC: COBANK ACB)	b	1.02%		10/06/17	2,500,000	2,500,000
Solid Waste Disposal RB (Metropolitan Recycling) Series 2000A (LOC: COMERICA BANK)	b	1.09%		10/06/17	855,000	855,000
Solid Waste Disposal RB (Metropolitan Recycling) Series 2012A (LOC: COMERICA BANK)	b	1.09%		10/06/17	4,450,000	4,450,000
Solid Waste Disposal RB (Mill Valley Refuse Service) Series 2014 (LOC: COMERICA BANK)	b	1.09%		10/06/17	2,780,000	2,780,000
Solid Waste Disposal RB (Mission Trail Waste Systems) Series 2010A (LOC: COMERICA BANK)	b	1.05%		10/06/17	1,440,000	1,440,000
Solid Waste Disposal RB (Orange Ave Disposal) Series 2002A (LOC: MUFG UNION BANK NA)	b	1.06%		10/06/17	4,550,000	4,550,000
Solid Waste Disposal RB (Ratto Group of Companies) Series 2007A (LOC: MUFG UNION BANK NA)	b	1.06%		10/06/17	22,305,000	22,305,000
Solid Waste Disposal RB (Ratto Group of Companies) Series 2012 (LOC: MUFG UNION BANK NA)	b	1.06%		10/06/17	16,500,000	16,500,000
Solid Waste Disposal RB (Recology Project) Series 2010A (LOC: BANK OF AMERICA NA)	b	0.97%		10/06/17	7,000,000	7,000,000
Solid Waste Disposal RB (Santa Clara Valley Industries) Series 1998A (LOC: COMERICA BANK)	b	1.09%		10/06/17	125,000	125,000
Solid Waste Disposal RB (South Bay Recycling) Series 2010B (LOC: MUFG UNION BANK NA)	b	1.02%		10/06/17	2,390,000	2,390,000
Solid Waste Disposal RB (Talco Plastics) Series 1997A (LOC: US BANK NA)	b	1.00%		10/06/17	1,450,000	1,450,000
Solid Waste Disposal RB (Upper Valley Disposal Service) Series 2008A (LOC: MUFG UNION BANK NA)	b	1.06%		10/06/17	1,235,000	1,235,000
Solid Waste Disposal RB (Waste Connections) Series 2007 (LOC: BANK OF AMERICA NA)	b	1.03%		10/06/17	5,400,000	5,400,000
Solid Waste Disposal Refunding RB (MarBorg Industries) Series 2009A (LOC: MUFG UNION BANK NA)	b	1.02%		10/06/17	3,000,000	3,000,000
California State Univ
RB Series 2012A (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.95%		10/06/17	6,570,000	6,570,000
RB Series 2015A (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.95%		10/06/17	7,160,000	7,160,000
RB Series 2015A (LIQ: MORGAN STANLEY BANK NA)	a,c	0.97%		10/06/17	4,000,000	4,000,000
RB Series 2016A (LIQ: CITIBANK NA)	a,c	0.95%		10/06/17	2,040,000	2,040,000
RB Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	a,c	0.95%		10/06/17	5,635,000	5,635,000
RB Series 2017A (LIQ: TORONTO-DOMINION BANK/THE)	a,c	0.95%		10/06/17	5,760,000	5,760,000
California Statewide Communities Development Auth
Gas Supply RB Series 2010A (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.10%)		1.04%	10/05/17	11/01/17	50,000,000	50,000,000
Gas Supply RB Series 2010B (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.10%)		1.04%	10/05/17	11/01/17	87,445,000	87,445,000
IDRB (Gateway Circle) Series 2006 (LOC: CITIBANK NA)	b	1.01%		10/06/17	2,655,000	2,655,000
IDRB (RL Group) Series 1998C (LOC: US BANK NA)	b	1.00%		10/06/17	1,260,000	1,260,000
M/F Housing RB (Aegis at Pleasant Hill) Series 1997H (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.99%		10/06/17	6,270,000	6,270,000
9

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
M/F Housing RB (Avian Glen Apts) Series 204CC (LOC: CITIBANK NA)	b	0.99%		10/06/17	4,390,000	4,390,000
M/F Housing RB (Breezewood Apts) Series 2003F-1 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.99%		10/06/17	6,835,000	6,835,000
M/F Housing RB (Campus Pointe Apts) Series 2008J (LOC: FEDERAL HOME LOAN BANKS)	b	0.99%		10/06/17	12,100,000	12,100,000
M/F Housing RB (Canyon Country Sr Apts) Series 2002M (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	0.99%		10/06/17	10,500,000	10,500,000
M/F Housing RB (Charter Court Apts) Series 2008L (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	0.99%		10/06/17	13,680,000	13,680,000
M/F Housing RB (Concord Green Apts) Series 1998S (LOC: FEDERAL HOME LOAN BANKS)	b	0.99%		10/06/17	8,700,000	8,700,000
M/F Housing RB (Creekside at Meadow Park Apts) Series 2002HH (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.99%		10/06/17	7,895,000	7,895,000
M/F Housing RB (Crossings West Apts) Series 2009E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	0.96%		10/06/17	15,000,000	15,000,000
M/F Housing RB (Dublin Ranch Sr Apts) Series 2003OO (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.99%		10/06/17	29,990,000	29,990,000
M/F Housing RB (Dublin Ranch Sr Apts) Series 2006G (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.99%		10/06/17	5,010,000	5,010,000
M/F Housing RB (Fairway Family Apts) Series 2003PP (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.99%		10/06/17	22,000,000	22,000,000
M/F Housing RB (Fairway Family Apts) Series 2006H (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.99%		10/06/17	7,000,000	7,000,000
M/F Housing RB (Glen Haven Apts) Series 2002AA (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.99%		10/06/17	7,000,000	7,000,000
M/F Housing RB (Grande Garden Apts) Series 2004TT (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.99%		10/06/17	1,925,000	1,925,000
M/F Housing RB (Greentree Sr Apts) Series 2000P (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.99%		10/06/17	7,350,000	7,350,000
M/F Housing RB (Heritage II Apts) Series 2014G (LOC: FEDERAL HOME LOAN BANKS)	b	0.96%		10/06/17	7,100,000	7,100,000
M/F Housing RB (Heritage Oaks Apts) Series 2004YY (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.99%		10/06/17	6,900,000	6,900,000
M/F Housing RB (Hermosa Vista Apts) Series 2003XX (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.99%		10/06/17	6,700,000	6,700,000
M/F Housing RB (Imperial Park Apts) Series 2007OO (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	0.96%		10/06/17	10,620,000	10,620,000
M/F Housing RB (Las Flores Village Apts) Series 2004JJ (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.05%		10/06/17	13,500,000	13,500,000
M/F Housing RB (Laurel Park Sr Apts) Series 2002H (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	0.97%		10/06/17	5,500,000	5,500,000
M/F Housing RB (Los Padres Apts) Series 2003E (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.99%		10/06/17	10,750,000	10,750,000
M/F Housing RB (Martin Luther Tower) Series 2005D (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.99%		10/06/17	6,750,000	6,750,000
M/F Housing RB (Oak Center Towers) Series 2005L (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.99%		10/06/17	3,220,000	3,220,000
M/F Housing RB (Oakmont of Concord) Series 2002Q (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.99%		10/06/17	25,000,000	25,000,000
M/F Housing RB (Rancho Santa Fe Village Apts) Series 2004EE (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.05%		10/06/17	12,300,000	12,300,000
10

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
M/F Housing RB (South Shore Apts) Series 2009M (LOC: FEDERAL HOME LOAN BANKS)	b	0.96%		10/06/17	10,290,000	10,290,000
M/F Housing RB (Stoneridge at Elk Grove) Series 2005Q (LOC: CITIBANK NA)	b	0.99%		10/06/17	6,140,000	6,140,000
M/F Housing RB (Uptown Newport Apts) Series 2017AA (LOC: COMERICA BANK)	b	1.00%		10/06/17	7,140,000	7,140,000
M/F Housing RB (Uptown Newport Apts) Series 2017BB (LOC: FEDERAL HOME LOAN BANKS)	b	0.98%		10/06/17	19,025,000	19,025,000
M/F Housing RB (Varenna Assisted Living Apts) Series 2006F (LOC: FEDERAL HOME LOAN BANKS)	b	0.96%		10/06/17	11,385,000	11,385,000
M/F Housing Refunding RB (Arbor Ridge Apts) Series 2008B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	0.99%		10/06/17	25,905,000	25,905,000
M/F Housing Refunding RB (Brandon Place Apts) Series 2006D (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.99%		10/06/17	6,070,000	6,070,000
M/F Housing Refunding RB (Desert Palms Apts) Series 2010A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.02%		10/06/17	7,000,000	7,000,000
M/F Housing Refunding RB (Harmony Court Apts) Series 2006E (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.99%		10/06/17	7,605,000	7,605,000
M/F Housing Refunding RB (Kelvin Court) Series 2012B (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.98%		10/06/17	16,795,000	16,795,000
M/F Housing Refunding RB (Mariners Pointe Apts) Series 2006A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.96%		10/06/17	6,500,000	6,500,000
M/F Housing Refunding RB (Sunrise of Danville) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.99%		10/06/17	6,165,000	6,165,000
M/F Housing Refunding RB (The Alexandria) Series 2013A (LOC: FEDERAL HOME LOAN BANKS)	b	0.99%		10/06/17	16,170,000	16,170,000
RB (Sutter Health) Series 2004C (LIQ: CITIBANK NA)	a,c	0.95%		10/06/17	12,825,000	12,825,000
RB (Sutter Health) Series 2007A,2008B,2008C (LIQ: MORGAN STANLEY BANK NA)	a,c	0.97%		10/06/17	24,767,412	24,767,412
Refunding RB (Trinity Health) Series 2011CA (LIQ: CITIBANK NA)	a,c	0.95%		10/06/17	2,175,000	2,175,000
Carlsbad
M/F Housing RB (The Greens Apts) Series 2003A (LOC: CITIBANK NA)	b	1.01%		10/06/17	12,815,000	12,815,000
Chino Valley USD
GO Bonds Series 2017A (LIQ: BARCLAYS BANK PLC)	a,c	0.96%		10/06/17	7,500,000	7,500,000
Chula Vista
M/F Housing Refunding RB (Teresina Apts) Series 2006A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.95%		10/06/17	10,000,000	10,000,000
Contra Costa CCD
GO Bonds Series 2013 (LIQ: CITIBANK NA)	a,c	0.96%		10/06/17	7,800,000	7,800,000
GO Bonds Series 2013 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a,c	0.96%		10/06/17	7,500,000	7,500,000
Contra Costa Cnty
M/F Housing RB (Creekview Apts) Series 2003B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	0.99%		10/06/17	32,200,000	32,200,000
M/F Housing Refunding RB (The Park Regency) Series 2003F (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.95%		10/06/17	30,000,000	30,000,000
M/F Mortgage RB (El Cerrito Royale) Series 1987A (LOC: BANK OF AMERICA NA)	b	1.04%		10/06/17	95,000	95,000
11

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Corona
M/F Housing Refunding RB (Country Hills Apts) Series 1995A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	0.96%		10/06/17	4,075,000	4,075,000
M/F Housing Refunding RB (Country Hills Apts) Series 1995B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	0.96%		10/06/17	6,955,000	6,955,000
Culver City USD
GO Bonds Series 2014B (LIQ: US BANK NA)	a,c	0.97%		10/05/17	4,455,000	4,455,000
Daly City HFA
M/F Housing Refunding RB (Serramonte Del Ray Apts) Series 1999A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.96%		10/06/17	17,375,000	17,375,000
Dublin Housing Auth
M/F Housing RB (Park Sierra) Series 1998A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	0.97%		10/06/17	28,700,000	28,700,000
Dublin USD
GO Bonds Series 2016A (LIQ: US BANK NA)	a,c	1.09%	10/05/17	10/19/17	13,190,000	13,190,000
East Bay Municipal Utility District
Water RB Series 2014C (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.95%		10/06/17	3,665,000	3,665,000
Water Refunding RB Series 2012A (LIQ: CITIBANK NA)	a,c	0.98%		10/06/17	11,300,000	11,300,000
Water Sub RB Series 2005A (LIQ: CITIBANK NA)	a,c	0.98%		10/06/17	70,000,000	70,000,000
Water Sub Refunding RB Series 2012A (ESCROW) (LIQ: CITIBANK NA)	a,c	0.98%		10/06/17	49,500,000	49,500,000
Water System RB Series 2017A (LIQ: BARCLAYS BANK PLC)	a,c	0.95%		10/06/17	3,335,000	3,335,000
Eastern Municipal Water Financing Auth
Water & Wastewater RB Series 2017D (LIQ: BANK OF AMERICA NA)	a,c	0.95%		10/06/17	3,900,000	3,900,000
Water & Wastewater RB Series 2017D (LIQ: CITIBANK NA)	a,c	0.95%		10/06/17	4,800,000	4,800,000
Elk Grove USD
GO Bonds Series 2017 (LIQ: BANK OF AMERICA NA)	a,c	0.96%		10/06/17	4,625,000	4,625,000
GO Bonds Series 2017 (LIQ: US BANK NA)	a,c	1.09%	10/05/17	11/30/17	3,200,000	3,200,000
Elsinore Valley Municipal Water District
Refunding COP Series 2011A (LOC: MUFG UNION BANK NA)	b	0.94%		10/06/17	3,760,000	3,760,000
Emeryville Successor Redevelopment Agency
M/F Housing RB (Bay St Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.99%		10/06/17	57,715,000	57,715,000
Escondido
M/F Housing RB (Via Roble Apts) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.99%		10/06/17	6,900,000	6,900,000
Fairfield-Suisun USD
GO Bonds Series 2016 (LIQ: US BANK NA)	a,c	0.97%		10/05/17	16,000,000	16,000,000
Foothill-DeAnza CCD
GO Bonds Series C (LIQ: CITIBANK NA)	a,c	0.97%		10/06/17	4,500,000	4,500,000
Fremont UHSD
GO Bonds Series 2017A (LIQ: MORGAN STANLEY BANK NA)	a,c	0.96%		10/06/17	5,000,000	5,000,000
Grossmont Healthcare District
GO Bonds Series 2011B (ESCROW) (LIQ: CREDIT SUISSE AG)	a,c	0.97%		10/06/17	8,200,000	8,200,000
Hayward
M/F Housing RB (Lord Tennyson Apts) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.05%		10/06/17	13,915,000	13,915,000
M/F Housing RB (Timbers Apts) Series 1998A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.99%		10/06/17	9,500,000	9,500,000
Hayward Area & Park District
GO Bonds Series 2016A (LIQ: MORGAN STANLEY BANK NA)	a,c	0.96%		10/06/17	5,015,000	5,015,000
12

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Huntington Beach
M/F Housing RB (Five Points Seniors) Series 1991A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.99%		10/06/17	4,200,000	4,200,000
Huntington Beach SD
GO Bonds 2016A (LIQ: US BANK NA)
(SIFMA Municipal Swap Index + 0.15%)	a	1.09%	10/05/17	11/30/17	3,100,000	3,100,000
Irvine
Limited Obligation Bonds (Assessment District 93-14) Series 2000 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	b	0.93%		10/06/17	12,601,000	12,601,000
Irvine Ranch Water District
Consolidated Refunding Bonds Series 2008A (LOC: SUMITOMO MITSUI BANKING CORPORATION)	b	0.90%		10/06/17	4,805,000	4,805,000
GO Bonds Series 2016 (LIQ: BARCLAYS BANK PLC)	a,c	0.97%		10/06/17	4,160,000	4,160,000
Refunding Bonds Series 2011A1 (SIFMA Municipal Swap Index + 0.07%)		1.01%	10/05/17	03/07/18	22,000,000	22,000,000
Refunding Bonds Series 2011A2 (SIFMA Municipal Swap Index + 0.07%)		1.01%	10/05/17	03/07/18	11,360,000	11,360,000
Kings Cnty Housing Auth
M/F Housing Refunding RB (Edgewater Isle Apts) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.95%		10/06/17	12,030,000	12,030,000
Livermore Valley JT USD
GO Bonds Series 2016 (LIQ: MORGAN STANLEY BANK NA)	a,c	0.96%		10/06/17	4,800,000	4,800,000
Long Beach Harbor Dept
RB Series 2015D (LIQ: CITIBANK NA)	a,c	0.96%		10/06/17	2,000,000	2,000,000
Long Beach USD
GO Bonds Series 2016A & 2008E (LIQ: MORGAN STANLEY BANK NA)	a,c	0.96%		10/06/17	13,695,000	13,695,000
GO Bonds Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	a,c	0.95%		10/06/17	4,080,000	4,080,000
GO Bonds Series A (LIQ: MORGAN STANLEY BANK NA)	a,c	0.96%		10/06/17	2,500,000	2,500,000
GO Bonds Series A (LIQ: MORGAN STANLEY BANK NA)	a,c	0.97%		10/06/17	6,665,000	6,665,000
GO Refunding Bonds 2012 (LIQ: MORGAN STANLEY BANK NA)	a,c	0.97%		10/06/17	7,750,000	7,750,000
Los Angeles
M/F Housing Refunding RB (Asbury Apts) Series 2003A (LOC: CITIBANK NA)	b	1.03%		10/06/17	4,355,000	4,355,000
Wastewater System RB Series 2015A (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.95%		10/06/17	2,510,000	2,510,000
Wastewater System Refunding RB Series 2009A (ESCROW) (LIQ: BARCLAYS BANK PLC)	a,c	0.96%		10/06/17	7,500,000	7,500,000
Wastewater System Sub Refunding RB Series 2012B (LIQ: MORGAN STANLEY BANK NA)	a,c	0.97%		10/06/17	6,665,000	6,665,000
Los Angeles CCD
GO Bonds Series 2008F1 (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.99%		10/06/17	6,670,000	6,670,000
Los Angeles Cnty Housing Auth
M/F Housing RB (Canyon Country Villas) Series 1985H (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	0.96%		10/06/17	18,300,000	18,300,000
M/F Housing RB (Castaic Sr Apts) Series 2003C (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.99%		10/06/17	9,300,000	9,300,000
M/F Housing Refunding RB (Diamond Park Apts) Series 2010B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	0.99%		10/06/17	14,200,000	14,200,000
13

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
M/F Housing Refunding RB (Malibu Meadows) Series 1998B (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.93%		10/06/17	23,961,000	23,961,000
M/F Housing Refunding RB (Sand Canyon Villas) Series 2010C (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	0.99%		10/06/17	17,000,000	17,000,000
Los Angeles Community Redevelopment Agency
M/F Housing RB (Academy Village Apts) Series 1989A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	0.95%		10/06/17	10,300,000	10,300,000
M/F Housing RB (Security Building) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.99%		10/06/17	10,245,000	10,245,000
M/F Refunding RB (Promenade Towers) Series 2000 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	0.97%		10/06/17	15,000,000	15,000,000
Los Angeles Dept of Airports
Sr RB Series 2008A (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.02%		10/06/17	27,295,000	27,295,000
Sr RB Series 2008A (LIQ: MORGAN STANLEY BANK NA)	a,c	1.00%		10/06/17	13,475,000	13,475,000
Sr RB Series 2010A (LIQ: BANK OF AMERICA NA)	a,c	0.97%		10/06/17	10,095,000	10,095,000
Sr RB Series 2010A (LIQ: BARCLAYS BANK PLC)	a,c	0.96%		10/06/17	14,365,000	14,365,033
Sr RB Series 2010A (LIQ: ROYAL BANK OF CANADA)	a,c	0.96%		10/06/17	8,665,000	8,665,000
Sr RB Series 2010A&D (LIQ: BARCLAYS BANK PLC)	a,c	0.96%		10/06/17	6,630,000	6,630,000
Sr RB Series 2010D (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.95%		10/06/17	10,465,000	10,465,000
Sr RB Series 2012B (LIQ: MORGAN STANLEY BANK NA)	a,c	0.97%		10/06/17	4,165,000	4,165,000
Sr RB Series 2015A (LIQ: MORGAN STANLEY BANK NA)	a,c	1.00%		10/06/17	5,500,000	5,500,000
Sr RB Series 2015D (LIQ: BARCLAYS BANK PLC)	a,c	0.99%		10/06/17	4,685,000	4,685,000
Sr RB Series 2015D (LIQ: MORGAN STANLEY BANK NA)	a,c	1.00%		10/06/17	7,450,000	7,450,000
Sub RB Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	a,c	0.96%		10/06/17	9,030,000	9,030,000
Sub RB Series 2016A (LIQ: WELLS FARGO BANK NA)	a,c	0.99%		10/06/17	9,155,000	9,155,000
Sub RB Series 2016B (LIQ: ROYAL BANK OF CANADA)	a,c	0.99%		10/06/17	2,600,000	2,600,000
Sub RB Series 2017A (LIQ: ROYAL BANK OF CANADA)	a,c	0.99%		10/06/17	2,360,000	2,360,000
Los Angeles Dept of Water & Power
Power System RB Series 2001B (LIQ: BANK OF MONTREAL)	b	0.90%		10/06/17	750,000	750,000
Power System RB Series 2002A3 (LIQ: BANK OF AMERICA NA)	b	0.89%		10/02/17	1,100,000	1,100,000
Power System RB Series 2002A5 (LIQ: BANK OF AMERICA NA)	b	0.88%		10/02/17	11,600,000	11,600,000
Power System RB Series 2012B&2014B&E (LIQ: MORGAN STANLEY BANK NA)	a,c	0.97%		10/06/17	17,860,000	17,860,000
Power System RB Series 2016B (LIQ: CITIBANK NA)	a,c	0.95%		10/06/17	12,700,000	12,700,000
Power System RB Series 2017A (LIQ: MORGAN STANLEY BANK NA)	a,c	0.97%		10/06/17	4,000,000	4,000,000
Power System RB Series 2017A (LIQ: TORONTO-DOMINION BANK/THE)	a,c	0.95%		10/06/17	4,000,000	4,000,000
Power System RB Series 2017C (LIQ: CITIBANK NA)	a,c	0.95%		10/06/17	2,220,000	2,220,000
Power System RB Series 2017C (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.96%		10/06/17	3,300,000	3,300,000
Water System RB Series 2001B2 (LIQ: ROYAL BANK OF CANADA)	b	0.87%		10/02/17	2,800,000	2,800,000
Water System RB Series 2011A (LIQ: STATE STREET BANK AND TRUST COMPANY)	a,c	0.96%		10/06/17	14,230,000	14,230,000
Water System RB Series 2012A (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.96%		10/06/17	3,665,000	3,665,000
Water System RB Series 2012A (LIQ: ROYAL BANK OF CANADA)	a,c	0.96%		10/06/17	12,000,000	12,000,000
Water System RB Series 2012B (LIQ: CITIBANK NA)	a,c	0.95%		10/06/17	12,375,000	12,375,000
Water System RB Series 2012B (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.95%		10/06/17	5,000,000	5,000,000
Water System RB Series 2012B (LIQ: MORGAN STANLEY BANK NA)	a,c	0.97%		10/06/17	10,900,000	10,900,000
Water System RB Series 2014A (LIQ: CITIBANK NA)	a,c	0.95%		10/06/17	1,140,000	1,140,000
14

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Water System RB Series 2014A (LIQ: MORGAN STANLEY BANK NA)	a,c	0.97%		10/06/17	4,000,000	4,000,000
Water System RB Series 2017A (LIQ: BANK OF AMERICA NA)	a,c	0.96%		10/06/17	3,000,000	3,000,000
Los Angeles IDA
IDRB (KH Enterprises) Series 2008 (LOC: BANK OF THE WEST)	b	1.10%		10/06/17	1,305,000	1,305,000
RB (AAA Packing & Shipping) Series 2000 (LOC: WELLS FARGO BANK NA)	b	0.97%		10/06/17	3,000,000	3,000,000
Los Angeles USD
GO Bonds Series 2009 (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.95%		10/06/17	6,895,000	6,895,000
Marin Healthcare District
GO Bonds Series 2017A (LIQ: MORGAN STANLEY BANK NA)	a,c	0.95%		10/06/17	16,315,000	16,315,000
Monterey Peninsula Water Management District
COP (Wastewater Reclamation) Series 1992 (LOC: WELLS FARGO BANK NA)	b	0.94%		10/06/17	2,565,000	2,565,000
Newhall SD Facilities Improvement District #2011-1
GO Bonds Series 2011A (LIQ: US BANK NA)	a,c	1.09%	10/05/17	12/28/17	3,650,000	3,650,000
Nuveen California AMT-Free Municipal Income Fund
Variable Rate Demand Preferred Shares Series 5 (LOC: TORONTO-DOMINION BANK/THE)
(SIFMA Municipal Swap Index + 0.08%)	a	1.02%		10/06/17	50,300,000	50,300,000
Nuveen California Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: SOCIETE GENERALE SA)	a,b	1.14%		10/06/17	55,000,000	55,000,000
Variable Rate Demand Preferred Shares Series 4 (LOC: ROYAL BANK OF CANADA)	a,b	1.10%		10/06/17	5,600,000	5,600,000
Variable Rate Demand Preferred Shares Series 6 (LOC: CITIBANK NA)	a,b	1.09%		10/06/17	19,300,000	19,300,000
Variable Rate Demand Preferred Shares Series 7 (LOC: ROYAL BANK OF CANADA)	a,b	1.10%		10/06/17	38,000,000	38,000,000
Variable Rate Demand Preferred Shares Series 8 (LOC: BARCLAYS BANK PLC)	a,b	1.17%		10/06/17	15,900,000	15,900,000
Oakland
GO Bonds Series 2017A1 (LIQ: US BANK NA)	a,c	0.97%		10/05/17	2,805,000	2,805,000
Orange Cnty Housing Auth
Refunding RB (Villa La Paz) Series 1998F (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.97%		10/06/17	9,900,000	9,900,000
Orange Cnty Sanitation District
Wastewater Refunding Revenue Obligations Series 2015A (LIQ: CITIBANK NA)	a,c	0.96%		10/06/17	8,000,000	8,000,000
Oxnard Financing Auth
Lease RB Series 2003B (LOC: MUFG UNION BANK NA)	b	0.93%		10/06/17	9,400,000	9,400,000
Lease RB Series 2006 (LOC: MUFG UNION BANK NA)	b	0.93%		10/06/17	18,385,000	18,385,000
Wastewater RB Series 2004B (LOC: MUFG UNION BANK NA)	b	0.93%		10/06/17	15,725,000	15,725,000
Palomar CCD
GO Bonds Series C (LIQ: MORGAN STANLEY BANK NA)	a,c	0.97%		10/06/17	30,280,000	30,280,000
Petaluma
M/F Housing RB (Oakmont) Series 1996A (LOC: US BANK NA)	b	0.97%		10/06/17	2,250,000	2,250,000
Pleasanton
M/F Housing RB (Busch Sr Housing) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.99%		10/06/17	13,360,000	13,360,000
Redondo Beach Redevelopment Agency
M/F Housing Refunding RB (Heritage Pointe Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.99%		10/06/17	10,890,000	10,890,000
15

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Riverside Cnty Transportation Commission
Sales Tax RB Series 2013A (LIQ: CITIBANK NA)	a,c	0.96%		10/06/17	1,675,000	1,675,000
Sales Tax RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.96%		10/06/17	16,480,000	16,480,000
Sacramento
Water RB Series 2013 (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.95%		10/06/17	13,000,000	13,000,000
Water RB Series 2017 (LIQ: CITIBANK NA)	a,c	0.95%		10/06/17	7,410,000	7,410,000
Sacramento Area Flood Control Agency
Consolidated Capital Assessment District No 2 Bonds Series 2016A (LIQ: BARCLAYS BANK PLC)	a,c	0.96%		10/06/17	4,535,000	4,535,000
Consolidated Capital Assessment District No 2 Bonds Series 2016A (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.95%		10/06/17	16,000,000	16,000,000
Consolidated Capital Assessment District No 2 Bonds Series 2016A (LIQ: MORGAN STANLEY BANK NA)	a,c	0.97%		10/06/17	4,750,000	4,750,000
Sacramento Cnty Housing Auth
M/F Housing RB (Ashford Heights Apts) Series 2006H (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.99%		10/06/17	12,255,000	12,255,000
M/F Housing RB (Hastings Park Apts) Series 2004G (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.99%		10/06/17	16,500,000	16,500,000
M/F Housing RB (Logan Park Apts) Series 2007E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	0.99%		10/06/17	51,800,000	51,800,000
M/F Housing RB (Normandy Park Sr Apts) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.99%		10/06/17	6,000,000	6,000,000
M/F Housing RB (Sierra Sunrise Sr Apts) Series 2004D (LOC: CITIBANK NA)	b	0.99%		10/06/17	4,326,000	4,326,000
M/F Housing RB (The Cascades) Series 2005D (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.99%		10/06/17	6,535,000	6,535,000
Sacramento Housing Auth
M/F Housing RB (Hurley Creek Sr Apts) Series 2006E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	0.99%		10/06/17	10,265,000	10,265,000
M/F Housing RB (Valencia Point Apts) Series 2006I (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.99%		10/06/17	5,150,000	5,150,000
Sacramento Suburban Water District
Refunding Revenue COP Series 2009A (LOC: SUMITOMO MITSUI BANKING CORPORATION)	b	0.92%		10/06/17	9,550,000	9,550,000
San Bernardino CCD
GO Refunding Bonds Series 2013A (LIQ: CREDIT SUISSE AG)	a,c	0.97%		10/06/17	8,000,000	8,000,000
San Bernardino Cnty
Mortgage Refunding RB (Mountain View Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.93%		10/06/17	10,210,000	10,210,000
San Bernardino Cnty Transportation Auth
Sales Tax RB Series 2014A (LIQ: CITIBANK NA)	a,c	0.96%		10/06/17	8,300,000	8,300,000
San Diego CCD
GO Bonds Series 2009 (ESCROW) (LIQ: CITIBANK NA)	a,c	0.96%		10/06/17	3,125,000	3,125,000
GO Bonds Series 2011 (LIQ: ROYAL BANK OF CANADA)	a,c	0.96%		10/06/17	12,000,000	12,000,000
San Diego Cnty Regional Transportation Commission
Sales Tax RB Series 2008C (LIQ: STATE STREET BANK AND TRUST COMPANY)	b	0.90%		10/06/17	3,555,000	3,555,000
Sales Tax RB Series 2014A (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.95%		10/06/17	2,220,000	2,220,000
Sales Tax RB Series 2016A (LIQ: MORGAN STANLEY BANK NA)	a,c	0.97%		10/06/17	11,490,000	11,490,000
16

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
San Diego Cnty Water Auth
Water Revenue COP Series 2008A (ESCROW) (LIQ: CITIBANK NA)	a,c	0.96%		10/06/17	33,580,000	33,580,000
Water Revenue COP Series 2008A (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.95%		10/06/17	12,620,000	12,620,000
San Diego Housing Auth
M/F Housing RB (Hillside Garden Apts) Series 2004B (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.99%		10/06/17	25,595,000	25,595,000
M/F Housing RB (Park & Market Apts) Series 2017A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)	b	0.92%		10/06/17	16,000,000	16,000,000
M/F Mortgage Refunding RB (Creekside Villa Apts) Series 1999B (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.99%		10/06/17	5,005,000	5,005,000
San Diego Public Facilities Financing Auth
Sr Sewer Refunding RB Series 2016A (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.04%		10/06/17	1,875,000	1,875,000
San Diego USD
GO Bonds Series 2013C (LIQ: STATE STREET BANK AND TRUST COMPANY)	a,c	0.97%		10/06/17	20,000,000	20,000,000
San Francisco
GO Bonds Series 2012D (LIQ: CITIBANK NA)	a,c	0.95%		10/06/17	11,450,000	11,450,000
M/F Housing RB (1601 Mariposa Apts) Series 2017B1 (LOC: BANK OF AMERICA NA)	b	0.91%		10/06/17	17,000,000	17,000,000
Refunding COP Series 2010A (LIQ: MORGAN STANLEY BANK NA)	a,c	0.97%		10/06/17	3,325,000	3,325,000
San Francisco Airport Commission
Refunding RB 2nd Series 2010A3 (LOC: BANK OF AMERICA NA)	b	0.90%		10/06/17	50,000,000	50,000,000
Refunding RB Series 2010A1 (LOC: BANK OF AMERICA NA)	b	0.93%		10/06/17	50,000,000	50,000,000
Refunding RB Series 2010A2 (LOC: BANK OF AMERICA NA)	b	0.90%		10/06/17	56,105,000	56,105,000
San Francisco Bay Area Rapid Transit District
GO Bonds Series 2017A1 (LIQ: BARCLAYS BANK PLC)	a,c	0.95%		10/06/17	3,335,000	3,335,000
GO Bonds Series 2017A1 (LIQ: CITIBANK NA)	a,c	0.95%		10/06/17	2,500,000	2,500,000
San Francisco Housing Auth
M/F Housing Refunding RB (Valencia Gardens) Series 2004 (LOC: CITIBANK NA)	b	1.00%		10/06/17	5,565,000	5,565,000
San Francisco Public Utilities Commission
Water RB 2011 & 2012A (LIQ: STATE STREET BANK AND TRUST COMPANY)	a,c	0.97%		10/06/17	8,685,000	8,685,000
Water RB Series 2011A (LIQ: BANK OF AMERICA NA)	a,c	0.96%		10/06/17	18,660,000	18,660,000
Water RB Series 2012A (LIQ: MORGAN STANLEY BANK NA)	a,c	0.97%		10/06/17	6,665,000	6,665,000
San Francisco Redevelopment Agency
M/F Housing RB (3rd & Mission) Series 1999C (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.97%		10/06/17	52,150,000	52,150,000
M/F Housing RB (Mercy Terrace Apts) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.93%		10/06/17	11,900,000	11,900,000
M/F Housing RB (Orlando Cepeda Place Apts) Series 2000D (LOC: CITIBANK NA)	b	1.03%		10/06/17	5,525,000	5,525,000
M/F Housing Refunding RB (Fillmore Center) Series 1992A1 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	0.93%		10/06/17	30,100,000	30,100,000
M/F Housing Refunding RB (Fillmore Center) Series 1992A2 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	0.96%		10/06/17	3,750,000	3,750,000
M/F Housing Refunding RB (Fillmore Center) Series 1992B-1 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	0.93%		10/06/17	44,000,000	44,000,000
17

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
San Joaquin Cnty Transportation Auth
Sales Tax Refunding RB Series 2017 (LIQ: MORGAN STANLEY BANK NA)	a,c	0.96%		10/06/17	9,750,000	9,750,000
Sales Tax Refunding RB Series 2017 (LIQ: ROYAL BANK OF CANADA)	a,c	0.96%		10/06/17	7,500,000	7,500,000
San Jose
M/F Housing RB (Cinnabar Commons) Series 2003C (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	0.99%		10/06/17	8,200,000	8,200,000
M/F Housing RB (Pollard Plaza Apts) Series 2002D (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	0.99%		10/06/17	6,095,000	6,095,000
M/F Housing RB (Villa Monterey Apts) Series 2002F (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.99%		10/06/17	10,000,000	10,000,000
M/F Housing Refunding RB (Las Ventanas Apts) Series 2008B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	0.97%		10/06/17	25,900,000	25,900,000
San Jose-Evergreen CCD
GO Bonds Series A (LIQ: CITIBANK NA)	a,c	0.96%		10/06/17	3,980,000	3,980,000
San Luis Obispo Cnty CCD
GO Bonds Series 2014A (LIQ: MORGAN STANLEY BANK NA)	a,c	1.04%		10/06/17	6,580,000	6,580,000
San Marcos Redevelopment Agency
M/F Housing RB (Grandon Village) Series 2002A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.05%		10/06/17	13,390,000	13,390,000
San Marcos USD
GO Bonds Series A (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.06%		10/06/17	5,340,000	5,340,000
GO Bonds Series C (LIQ: MORGAN STANLEY BANK NA)	a,c	0.97%		10/06/17	11,665,000	11,665,000
San Mateo Cnty CCD
GO Bonds Series 2015A (LIQ: MORGAN STANLEY BANK NA)	a,c	0.97%		10/06/17	8,810,000	8,810,000
San Mateo Cnty Jt Powers Financing Auth
Lease Refunding RB Series 2013A (LIQ: BARCLAYS BANK PLC)	a,c	0.97%		10/06/17	10,595,000	10,595,000
Santa Clara Cnty Housing Auth
M/F Housing RB (Monte Vista Terrace Apts) Series 2005C (LOC: MUFG UNION BANK NA)	b	1.01%		10/06/17	7,869,000	7,869,000
M/F Housing Refunding RB (Willows Apts) Series 2005A (LOC: MUFG UNION BANK NA)	b	0.98%		10/06/17	3,845,000	3,845,000
Santa Clara Valley Transportation Auth
Sales Tax Refunding RB Series 2008A (LIQ: STATE STREET BANK AND TRUST COMPANY)	b	0.90%		10/06/17	13,420,000	13,420,000
Sales Tax Refunding RB Series 2008B (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	b	0.91%		10/06/17	4,705,000	4,705,000
Sales Tax Refunding RB Series 2008C (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	b	0.90%		10/06/17	4,000,000	4,000,000
Sales Tax Refunding RB Series 2008D (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	b	0.90%		10/06/17	17,175,000	17,175,000
Santa Monica Public Financing Auth
Lease RB Series 2017 (LIQ: MORGAN STANLEY BANK NA)	a,c	0.96%		10/06/17	5,640,000	5,640,000
Sausalito
M/F Housing RB (Rotary Village) Series 2003 (LOC: BANK OF THE WEST)	b	1.00%		10/06/17	1,810,000	1,810,000
Solano CCD
GO Bonds Series C (LIQ: MORGAN STANLEY BANK NA)	a,c	0.96%		10/06/17	3,000,000	3,000,000
South San Francisco USD
GO Bonds Series 2016C (LIQ: US BANK NA)	a,c	0.97%		10/05/17	6,505,000	6,505,000
18

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Southern California Metropolitan Water District
Sub Water RB Series 2017C (SIFMA Municipal Swap Index + 0.05%)		0.99%	10/05/17	07/18/18	34,050,000	34,050,000
Sub Water Refunding RB Series 2017D (SIFMA Municipal Swap Index + 0.05%)		0.99%	10/05/17	07/18/18	46,000,000	46,000,000
Sub Water Refunding RB Series 2017E (SIFMA Municipal Swap Index + 0.05%)		0.99%	10/05/17	07/18/18	30,000,000	30,000,000
Water Refunding RB Series 2009B (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.95%		10/06/17	10,940,000	10,940,000
Water Refunding RB Series 2009C (LIQ: BARCLAYS BANK PLC)	a,c	0.95%		10/06/17	2,500,000	2,500,000
Water Refunding RB Series 2013D	b	0.88%		10/06/17	2,500,000	2,500,000
Southern California Public Power Auth
RB (Milford Wind Corridor Phase II) 2011-1 (LIQ: BARCLAYS BANK PLC)	a,c	0.97%		10/06/17	8,860,000	8,860,000
Univ of California
General RB Series 2009-O (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.95%		10/06/17	12,500,000	12,500,000
General RB Series 2013AF (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.95%		10/06/17	8,500,000	8,500,000
General RB Series 2013AI & 2016AR (LIQ: TORONTO-DOMINION BANK/THE)	a,c	0.95%		10/06/17	2,685,000	2,685,000
General RB Series 2013AI (LIQ: BARCLAYS BANK PLC)	a,c	0.96%		10/06/17	4,000,000	4,000,000
General RB Series 2013AI (LIQ: CREDIT SUISSE AG)	a,c	0.95%		10/06/17	10,665,000	10,665,000
General RB Series 2013AI (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.95%		10/06/17	3,300,000	3,300,000
General RB Series 2014AM (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.95%		10/06/17	11,080,000	11,080,000
General RB Series 2014AM (LIQ: MORGAN STANLEY BANK NA)	a,c	0.97%		10/06/17	7,600,000	7,600,000
General RB Series 2016AR (LIQ: TORONTO-DOMINION BANK/THE)	a,c	0.95%		10/06/17	3,045,000	3,045,000
Limited Project RB Series 2012G (LIQ: MORGAN STANLEY BANK NA)	a,c	0.97%		10/06/17	4,695,000	4,695,000
Limited Project RB Series 2015I (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.95%		10/06/17	26,285,000	26,285,000
Limited Project RB Series 2016K (LIQ: MORGAN STANLEY BANK NA)	a,c	0.95%		10/06/17	4,400,000	4,400,000
Medical Center Pooled RB Series 2013J (LIQ: BARCLAYS BANK PLC)	a,c	0.95%		10/06/17	20,850,000	20,850,000
Medical Center Pooled RB Series 2013J (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.95%		10/06/17	15,505,000	15,505,000
Medical Center Pooled RB Series 2016L (LIQ: BARCLAYS BANK PLC)	a,c	0.95%		10/06/17	12,330,000	12,330,000
Ventura Cnty Public Financing Auth
Lease RB Series 2013A (LIQ: MORGAN STANLEY BANK NA)	a,c	0.97%		10/06/17	11,315,000	11,315,000
West Valley-Mission CCD
GO Bonds Series 2015B (LIQ: MORGAN STANLEY BANK NA)	a,c	0.97%		10/06/17	8,500,000	8,500,000
Westminster Redevelopment Agency
M/F Housing RB (Brookhurst Royal) Series 2000A (LOC: MUFG UNION BANK NA)	b	1.06%		10/06/17	4,895,000	4,895,000
19

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Yosemite CCD
GO Bonds Series 2008C (ESCROW) (LIQ: BANK OF AMERICA NA)	a,c	0.97%		10/06/17	12,000,000	12,000,000
Total Variable-Rate Municipal Securities
(Cost $4,484,904,995)						4,484,904,995
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,905,470,881 or 29.8% of net assets.
b	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
c	TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development bond
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
PFC —	Passenger facility charge
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
SIFMA —	Securities Industry and Financial Markets Association
TAN —	Tax anticipation note
TOB —	Tender option bond
UFSD —	Union free school district
UHSD —	Union high school district
ULT —	Unlimited tax
USD —	Unified school district
VRDN —	Variable rate demand note
20

Schwab California Municipal Money Fund
Notes to Portfolio Holdings

Under procedures approved by the fund's Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2017, all of the fund's investment securities were classified as Level 2. The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year.
There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2017. The breakdown of the fund's investments into major categories is disclosed on the Portfolio Holdings.
REG47704SEP17
21

The Charles Schwab Family of Funds
Schwab Cash Reserves™

Portfolio Holdings as of September 30, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date; the reference rate and spread used is shown parenthetically in the security description, if available, if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 60.0% of net assets
Asset-Backed Commercial Paper 10.1%
ALPINE SECURITIZATION LTD	a,b	1.35%		10/24/17	111,000,000	110,904,262
	a,b	1.34%		10/26/17	50,000,000	49,953,472
	a,b	1.32%		11/01/17	23,000,000	22,973,857
ATLANTIC ASSET SECURITIZATION LLC	a,b	1.05%		10/02/17	86,000,000	85,997,492
	a,b	1.14%		10/04/17	7,205,000	7,204,316
	a,b	1.12%		10/06/17	31,000,000	30,995,178
	a,b	1.33%		11/06/17	33,000,000	32,956,110
BARTON CAPITAL SA	a,b	1.33%		10/12/17	65,000,000	64,973,585
	a,b	1.32%		11/10/17	500,000	499,267
	a,b	1.32%		11/27/17	25,000,000	24,947,750
BEDFORD ROW FUNDING CORP	a,b	1.35%		11/13/17	1,000,000	998,399
	a,b	1.37%		01/08/18	25,000,000	24,906,500
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	1.22%		10/02/17	25,000,000	24,999,153
	a,b	1.20%		10/03/17	139,000,000	138,990,733
	a,b	1.25%		10/13/17	15,000,000	14,993,750
CAFCO LLC	a,b	1.30%		10/10/17	27,000,000	26,991,225
	a,b	1.30%		11/28/17	25,000,000	24,947,639
	a,b	1.30%		12/04/17	32,000,000	31,926,045
	a,b	1.30%		12/07/17	13,000,000	12,968,547
CANCARA ASSET SECURITISATION LLC	a,b	1.30%		10/02/17	44,000,000	43,998,411
	a,b	1.30%		10/16/17	42,000,000	41,977,250
	a,b	1.32%		11/29/17	35,000,000	34,924,283
CHARTA LLC	a,b	1.28%		10/05/17	24,000,000	23,996,587
	a,b	1.30%		10/10/17	50,000,000	49,983,750
	a,b	1.30%		12/01/17	40,000,000	39,911,889
	a,b	1.43%		03/01/18	37,000,000	36,779,624
COLLATERALIZED COMMERCIAL PAPER CO LLC	a	1.44%		02/01/18	122,200,000	121,602,951
	a	1.45%		03/05/18	11,000,000	10,931,800
1

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
COLLATERALIZED COMMERCIAL PAPER II CO LLC	a,b	1.44%		12/21/17	25,000,000	24,919,563
	a,b	1.45%		01/11/18	33,000,000	32,865,360
CRC FUNDING LLC	a,b	1.33%		12/04/17	45,000,000	44,894,400
	a,b	1.30%		12/08/17	35,400,000	35,313,073
	a,b	1.39%		12/18/17	52,000,000	51,844,520
	a,b	1.30%		12/28/17	4,000,000	3,987,000
CROWN POINT CAPITAL COMPANY LLC	a,b	1.20%		10/05/17	70,000,000	69,990,667
	a,b	1.31%		10/31/17	65,000,000	64,929,042
	a,b	1.28%		11/01/17	44,000,000	43,951,502
	a,b	1.35%		11/02/17	54,000,000	53,935,200
	a,b	1.36%		11/06/17	26,000,000	25,964,900
GOTHAM FUNDING CORP	a,b	1.12%		10/04/17	55,000,000	54,994,867
KELLS FUNDING LLC	a,b	1.30%		10/20/17	31,350,000	31,331,887
	a,b	1.30%		10/23/17	100,000,000	99,938,611
	a,b	1.30%		10/27/17	48,000,000	47,960,133
	a,b	1.30%		10/31/17	63,000,000	62,943,125
	a,b	1.31%		11/10/17	43,350,000	43,291,634
	a,b	1.32%		11/15/17	13,000,000	12,980,933
	a,b	1.30%		11/16/17	112,000,000	111,826,089
	a,b	1.30%		12/13/17	12,000,000	11,970,533
	a,b	1.35%		12/14/17	71,500,000	71,311,041
	a,b	1.33%		12/15/17	99,000,000	98,736,660
	a,b	1.35%		01/17/18	116,000,000	115,559,587
	a,b	1.41%		03/06/18	7,000,000	6,958,894
LMA AMERICAS LLC	a,b	1.05%		10/02/17	133,000,000	132,996,121
	a,b	1.33%		10/23/17	17,000,000	16,986,183
	a,b	1.32%		11/02/17	19,000,000	18,977,707
	a,b	1.32%		11/07/17	63,000,000	62,914,530
	a,b	1.33%		11/07/17	5,000,000	4,993,165
MANHATTAN ASSET FUNDING COMPANY LLC	a,b	1.27%		10/12/17	105,000,000	104,959,254
METLIFE SHORT TERM FUNDING LLC	a,b	1.41%		02/26/18	16,000,000	15,907,911
	a,b	1.41%		03/05/18	33,000,000	32,801,083
NIEUW AMSTERDAM RECEIVABLES CORP	a,b	1.31%		10/17/17	4,500,000	4,497,380
	a,b	1.32%		11/08/17	51,000,000	50,928,940
OLD LINE FUNDING LLC	a,b	1.30%		11/30/17	20,000,000	19,956,667
	a,b	1.30%		12/07/17	20,000,000	19,951,611
RIDGEFIELD FUNDING COMPANY LLC	a,b	1.33%		10/03/17	1,000,000	999,926
	a,b	1.36%		11/02/17	4,000,000	3,995,200
	a,b	1.36%		11/03/17	82,500,000	82,397,906
	a,b	1.33%		11/07/17	22,000,000	21,969,927
	a,b	1.35%		11/14/17	31,000,000	30,948,850
	a,b	1.36%		11/15/17	31,000,000	30,947,688
	a,b	1.35%		12/08/17	3,000,000	2,992,350
SHEFFIELD RECEIVABLES COMPANY LLC	a,b	1.19%		10/06/17	81,000,000	80,986,613
	a,b	1.36%		10/11/17	35,000,000	34,986,778
	a,b	1.35%		10/30/17	52,000,000	51,943,450
	a,b	1.38%		11/08/17	59,000,000	58,914,679
2

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
STARBIRD FUNDING CORP	a,b	1.32%		11/01/17	24,000,000	23,972,720
THUNDER BAY FUNDING LLC	a,b	1.30%		11/21/17	20,500,000	20,462,246
	a,b	1.41%		03/06/18	114,000,000	113,308,400
VERSAILLES COMMERCIAL PAPER LLC	a,b	1.32%		10/02/17	101,000,000	100,996,297
	a,b	1.27%		10/31/17	57,000,000	56,939,675
	a,b	1.31%		11/10/17	25,000,000	24,963,611
VICTORY RECEIVABLES CORP	a,b	1.30%		10/06/17	58,694,000	58,683,402
	a,b	1.33%		11/14/17	39,000,000	38,936,603
	a,b	1.34%		12/04/17	7,000,000	6,983,324
	a,b	1.34%		12/08/17	3,000,000	2,992,407
	a,b	1.47%		01/17/18	25,000,000	24,890,500
						3,719,716,150
Financial Company Commercial Paper 6.7%
AUSTRALIA & NEW ZEALAND BANKING GROUP LTD	b	1.20%		10/23/17	167,000,000	166,878,554
BPCE SA	b	1.41%		11/03/17	192,000,000	191,753,600
	b	1.40%		11/08/17	118,000,000	117,826,868
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK (NEW YORK BRANCH)		1.07%		10/02/17	86,000,000	85,997,444
DNB BANK ASA	b	1.14%		10/03/17	307,000,000	306,980,557
ERSTE ABWICKLUNGSANSTALT	b	1.29%		10/02/17	84,500,000	84,496,972
	b	1.29%		10/03/17	100,000,000	99,992,833
ING US FUNDING LLC	a	1.39%		12/18/17	23,000,000	22,931,230
	a	1.42%		02/05/18	182,000,000	181,094,702
	a	1.41%		02/06/18	22,000,000	21,890,489
JP MORGAN SECURITIES LLC		1.29%		10/24/17	150,000,000	149,877,333
MACQUARIE BANK LTD	b	1.32%		10/27/17	51,000,000	50,951,380
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)	b	1.41%		11/16/17	2,500,000	2,495,528
NORDEA BANK AB	b	1.21%		10/27/17	59,000,000	58,948,867
NRW BANK	b	1.25%		10/05/17	20,000,000	19,997,222
	b	1.25%		10/06/17	50,000,000	49,991,319
	b	1.30%		10/06/17	150,000,000	149,972,917
	b	1.42%		03/05/18	4,000,000	3,975,717
OVERSEA-CHINESE BANKING CORPORATION LTD	b	1.33%		10/11/17	63,000,000	62,976,725
	b	1.34%		10/12/17	132,000,000	131,946,357
UBS AG (LONDON BRANCH)	b	1.41%		12/21/17	161,000,000	160,492,850
	b	1.41%		02/14/18	103,000,000	102,455,245
UNITED OVERSEAS BANK LTD	b	1.30%		11/27/17	50,000,000	49,897,083
	b	1.30%		11/28/17	68,000,000	67,857,577
	b	1.30%		12/01/17	105,000,000	104,768,708
						2,446,448,077
3

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Certificates of Deposit 25.3%
ABBEY NATIONAL TREASURY SERVICES PLC CO (STAMFORD BRANCH)	a	1.17%		10/02/17	113,000,000	113,000,000
	a	1.31%		11/14/17	155,000,000	155,000,000
	a	1.32%		11/22/17	79,500,000	79,500,000
	a	1.30%		11/27/17	21,000,000	21,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		1.39%		01/22/18	284,000,000	284,000,000
BANK OF MONTREAL (CHICAGO BRANCH)		1.31%		10/16/17	57,000,000	57,000,000
		1.30%		11/07/17	96,000,000	96,000,000
		1.31%		12/05/17	45,000,000	45,000,000
		1.37%		01/22/18	1,500,000	1,500,000
BANK OF THE WEST		1.33%		10/30/17	29,000,000	29,000,000
		1.35%		12/11/17	58,000,000	58,000,000
BANK OF TOKYO-MITSUBISHI UFJ LTD (NEW YORK BRANCH)		1.41%		10/02/17	126,000,000	126,000,017
		1.36%		11/22/17	88,000,000	88,000,000
		1.39%		12/15/17	25,000,000	25,000,000
		1.42%		02/20/18	136,000,000	136,000,000
		1.44%		03/01/18	137,000,000	137,000,000
		1.45%		03/06/18	119,000,000	119,000,000
BARCLAYS BANK PLC (NEW YORK BRANCH)		1.21%		10/04/17	367,000,000	367,000,000
		1.37%		10/24/17	167,000,000	167,000,000
		1.37%		10/25/17	94,000,000	94,000,000
		1.60%		02/22/18	109,000,000	109,000,000
BNP PARIBAS FORTIS SA/NV (NEW YORK BRANCH)		1.14%		10/03/17	68,000,000	68,000,000
		1.14%		10/04/17	47,000,000	47,000,000
		1.32%		11/01/17	36,000,000	36,000,000
		1.33%		12/13/17	124,000,000	124,000,000
CITIBANK NA (NEW YORK BRANCH)		1.24%		10/05/17	50,000,000	50,000,000
		1.24%		10/06/17	69,000,000	69,000,000
		1.42%		12/14/17	130,000,000	130,000,000
		1.38%		12/20/17	338,000,000	338,000,000
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)		1.20%		11/01/17	38,000,000	38,000,000
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)		1.23%		10/06/17	43,500,000	43,500,000
		1.21%		10/19/17	134,000,000	134,000,000
		1.35%		11/27/17	227,000,000	227,000,000
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK (NEW YORK BRANCH)		1.16%		10/03/17	106,000,000	106,000,000
CREDIT SUISSE AG (NEW YORK BRANCH)		1.50%		01/05/18	319,000,000	319,000,000
DANSKE BANK A/S (LONDON BRANCH)		1.34%		10/24/17	45,000,000	45,000,143
		1.34%		11/20/17	23,000,000	23,000,159
		1.34%		12/08/17	236,000,000	236,002,221
DEUTSCHE BANK AG (NEW YORK BRANCH)		1.25%		10/06/17	367,000,000	367,000,000
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTSBANK (NEW YORK BRANCH)		1.11%		10/05/17	198,000,000	198,000,000
		1.31%		11/22/17	168,000,000	168,000,000
4

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
LANDESBANK BADEN-WURTTEMBERG (NEW YORK BRANCH)		1.19%		10/02/17	153,000,000	153,000,000
		1.26%		10/02/17	85,000,000	85,000,000
		1.25%		10/05/17	60,000,000	60,000,000
		1.25%		10/16/17	6,000,000	6,000,000
		1.25%		10/20/17	65,000,000	65,000,000
LANDESBANK HESSEN THUERINGEN GIROZENTRALE (NEW YORK BRANCH)		1.17%		10/02/17	133,000,000	132,999,982
		1.14%		10/05/17	100,000,000	99,999,944
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)		1.42%		10/13/17	235,000,000	235,000,000
		1.53%		11/08/17	79,000,000	79,015,240
		1.38%		12/12/17	2,000,000	2,000,000
		1.40%		12/27/17	137,000,000	137,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)		1.10%		10/03/17	3,000,000	3,000,000
		1.10%		10/04/17	120,000,000	120,000,000
		1.35%		10/12/17	75,000,000	75,000,000
		1.35%		11/22/17	30,000,000	30,000,000
		1.40%		01/03/18	35,000,000	35,000,000
		1.42%		02/20/18	32,000,000	32,000,000
NATIXIS (NEW YORK BRANCH)		1.35%		11/01/17	137,000,000	137,000,000
NORDEA BANK AB (NEW YORK BRANCH)		1.39%		03/01/18	37,000,000	37,000,000
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)		1.14%		10/04/17	118,000,000	117,999,951
		1.14%		10/05/17	94,000,000	93,999,948
		1.31%		11/01/17	21,000,000	21,000,000
		1.32%		11/14/17	30,000,000	30,000,000
SOCIETE GENERALE (NEW YORK BRANCH)		1.32%		10/31/17	3,000,000	3,000,000
		1.34%		10/31/17	191,000,000	191,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		1.30%		11/09/17	71,000,000	71,000,000
		1.37%		12/19/17	91,000,000	91,000,000
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)		1.18%		10/02/17	132,000,000	132,000,000
		1.16%		10/03/17	124,000,000	124,000,000
		1.15%		10/04/17	249,000,000	249,000,000
		1.19%		10/05/17	155,000,000	155,000,000
		1.31%		11/02/17	77,000,000	77,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)		1.22%		10/24/17	68,000,000	68,000,000
SWEDBANK AB (NEW YORK BRANCH)		1.13%		10/05/17	187,000,000	186,999,896
		1.14%		10/05/17	294,000,000	294,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)		1.23%		10/11/17	73,000,000	73,000,000
		1.30%		11/01/17	10,000,000	10,000,000
		1.29%		11/07/17	87,000,000	87,000,000
		1.41%		03/01/18	2,000,000	2,000,000
WELLS FARGO BANK NA		1.22%		11/01/17	36,000,000	36,000,000
		1.41%		02/02/18	412,000,000	412,000,000
		1.40%		02/07/18	160,000,000	160,000,000
						9,282,517,501
5

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Non-Financial Company Commercial Paper 1.5%
BMW US CAPITAL LLC	a,b	1.09%		10/05/17	44,000,000	43,994,671
CARGILL INC	b	1.14%		10/05/17	22,900,000	22,897,099
DANAHER CORPORATION	b	1.05%		10/02/17	22,000,000	21,998,075
GENERAL ELECTRIC CO		1.08%		10/02/17	173,000,000	172,994,810
NETHERLANDS (KINGDOM OF)	b	1.25%		10/10/17	123,000,000	122,961,563
TOYOTA MOTOR CREDIT CORP		1.39%		01/11/18	15,000,000	14,941,350
		1.40%		03/01/18	121,000,000	120,294,536
		1.40%		03/08/18	25,000,000	24,847,486
						544,929,590
Non-Negotiable Time Deposits 15.2%
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (CAYMAN ISLANDS BRANCH)		1.11%		10/05/17	112,000,000	112,000,000
		1.11%		10/05/17	100,000,000	100,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		1.15%		10/02/17	410,000,000	410,000,000
DNB BANK ASA (GRAND CAYMAN BRANCH)		1.13%		10/06/17	427,000,000	427,000,000
NATIONAL AUSTRALIA BANK LTD (CAYMAN ISLANDS BRANCH)		1.05%		10/02/17	917,000,000	917,000,000
NATIONAL BANK OF CANADA (MONTREAL BRANCH)		1.12%		10/05/17	231,000,000	231,000,000
		1.12%		10/06/17	134,000,000	134,000,000
NATIXIS (NEW YORK BRANCH)		1.08%		10/02/17	230,000,000	230,000,000
NORDEA BANK AB (NEW YORK BRANCH)		1.05%		10/02/17	214,000,000	214,000,000
NORTHERN TRUST CO (CAYMAN ISLANDS BRANCH)		1.02%		10/02/17	734,000,000	734,000,000
ROYAL BANK OF CANADA (TORONTO BRANCH)		1.15%		10/03/17	371,000,000	371,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (GRAND CAYMAN BRANCH)		1.13%		10/05/17	135,000,000	135,000,000
		1.13%		10/06/17	599,000,000	599,000,000
SVENSKA HANDELSBANKEN AB (CAYMAN ISLANDS BRANCH)		1.05%		10/02/17	380,000,000	380,000,000
		1.10%		10/04/17	255,000,000	255,000,000
TORONTO DOMINION BANK (GRAND CAYMAN BRANCH)		1.12%		10/06/17	347,000,000	347,000,000
						5,596,000,000
Other Instruments 1.2%
BANK OF AMERICA NA		1.29%		10/23/17	40,000,000	40,000,000
		1.40%		01/22/18	166,000,000	166,000,000
		1.40%		02/16/18	252,000,000	252,000,000
						458,000,000
Total Fixed-Rate Obligations
(Cost $22,047,611,318)						22,047,611,318

6

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Variable-Rate Obligations 20.2% of net assets
Asset-Backed Commercial Paper 2.0%
COLLATERALIZED COMMERCIAL PAPER CO LLC
(1 mo. USD-LIBOR + 0.16%)	a	1.40%	10/24/17	01/24/18	200,000,000	200,000,000
COLLATERALIZED COMMERCIAL PAPER II CO LLC
(1 mo. USD-LIBOR + 0.13%)	a,b	1.36%	10/02/17	11/02/17	312,000,000	312,000,000
OLD LINE FUNDING LLC
(1 mo. USD-LIBOR + 0.19%)	a,b	1.43%		10/10/17	133,000,000	133,000,000
(1 mo. USD-LIBOR + 0.11%)	a,b	1.35%	10/10/17	11/10/17	26,000,000	26,000,000
(1 mo. USD-LIBOR + 0.13%)	a,b	1.37%	10/27/17	03/27/18	9,000,000	9,000,000
THUNDER BAY FUNDING LLC
(1 mo. USD-LIBOR + 0.18%)	a,b	1.41%		10/02/17	50,000,000	50,000,000
						730,000,000
Financial Company Commercial Paper 2.5%
BANK OF NOVA SCOTIA
(1 mo. USD-LIBOR + 0.45%)	b	1.69%	10/13/17	02/13/18	288,000,000	288,000,000
HSBC USA INC
(1 mo. USD-LIBOR + 0.18%)	b	1.41%		10/05/17	31,000,000	31,000,000
(1 mo. USD-LIBOR + 0.17%)	b	1.40%		10/06/17	100,000,000	100,000,000
(1 mo. USD-LIBOR + 0.10%)	b	1.34%	10/24/17	01/24/18	25,000,000	25,000,000
ING US FUNDING LLC
(1 mo. USD-LIBOR + 0.14%)	a	1.38%	10/12/17	12/12/17	42,000,000	42,000,000
(1 mo. USD-LIBOR + 0.12%)	a	1.35%	10/10/17	02/08/18	50,000,000	50,000,000
JP MORGAN SECURITIES LLC
(1 mo. USD-LIBOR + 0.10%)	b	1.33%	10/06/17	11/06/17	80,000,000	80,000,000
UBS AG (LONDON BRANCH)
(1 mo. USD-LIBOR + 0.14%)	b	1.37%	10/09/17	02/08/18	145,000,000	145,000,000
(1 mo. USD-LIBOR + 0.15%)	b	1.38%	10/02/17	03/01/18	164,000,000	164,000,000
						925,000,000
Certificates of Deposit 12.1%
BANK OF NOVA SCOTIA (HOUSTON BRANCH)
(3 mo. USD-LIBOR + 0.32%)		1.64%		12/01/17	175,000,000	175,069,345
(1 mo. USD-LIBOR + 0.15%)		1.38%	10/30/17	03/28/18	95,000,000	95,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.12%)		1.35%	10/10/17	02/08/18	30,000,000	30,000,000
(1 mo. USD-LIBOR + 0.15%)		1.39%	10/23/17	03/22/18	175,000,000	175,000,000
(1 mo. USD-LIBOR + 0.17%)		1.40%	10/17/17	04/17/18	163,000,000	163,000,000
CHASE BANK USA NA
(3 mo. USD-LIBOR + 0.22%)		1.52%		10/06/17	223,000,000	223,000,000
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.17%)		1.40%	10/17/17	11/17/17	3,000,000	3,000,000
(1 mo. USD-LIBOR + 0.17%)		1.41%	10/10/17	12/11/17	24,000,000	24,000,000
(1 mo. USD-LIBOR + 0.19%)		1.43%	10/23/17	01/23/18	62,500,000	62,500,000
7

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
MIZUHO BANK LTD (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.30%)		1.53%		10/03/17	13,000,000	13,000,000
(3 mo. USD-LIBOR + 0.65%)		1.96%		10/20/17	7,500,000	7,502,246
(1 mo. USD-LIBOR + 0.25%)		1.48%	10/03/17	11/03/17	65,000,000	65,000,000
(1 mo. USD-LIBOR + 0.24%)		1.47%	10/06/17	11/06/17	31,000,000	31,000,000
(1 mo. USD-LIBOR + 0.16%)		1.39%	10/05/17	12/05/17	100,000,000	100,000,000
(1 mo. USD-LIBOR + 0.19%)		1.43%	10/24/17	01/24/18	23,000,000	23,000,000
(1 mo. USD-LIBOR + 0.20%)		1.44%	10/12/17	02/12/18	128,000,000	128,000,614
(1 mo. USD-LIBOR + 0.18%)		1.42%	10/02/17	03/01/18	36,000,000	36,000,000
ROYAL BANK OF CANADA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.26%)		1.50%	10/20/17	12/20/17	232,000,000	232,000,000
(1 mo. USD-LIBOR + 0.11%)		1.35%	10/10/17	02/09/18	240,500,000	240,500,000
(1 mo. USD-LIBOR + 0.35%)		1.58%	10/10/17	03/07/18	25,000,000	25,000,000
(1 mo. USD-LIBOR + 0.15%)		1.38%	10/05/17	04/05/18	22,000,000	22,000,000
(1 mo. USD-LIBOR + 0.20%)		1.43%	10/30/17	06/28/18	134,000,000	134,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.30%)		1.53%		10/03/17	112,000,000	112,000,000
(1 mo. USD-LIBOR + 0.22%)		1.45%	10/03/17	11/03/17	111,000,000	111,000,000
(3 mo. USD-LIBOR + 0.13%)		1.44%		11/06/17	45,000,000	45,000,000
(1 mo. USD-LIBOR + 0.19%)		1.43%	10/23/17	01/22/18	86,000,000	86,000,000
(1 mo. USD-LIBOR + 0.16%)		1.40%	10/30/17	01/29/18	5,000,000	5,000,000
(1 mo. USD-LIBOR + 0.16%)		1.40%	10/02/17	02/01/18	35,000,000	35,000,000
(1 mo. USD-LIBOR + 0.18%)		1.41%	10/06/17	03/06/18	218,000,000	218,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.12%)		1.36%	10/26/17	02/26/18	29,000,000	29,000,000
(1 mo. USD-LIBOR + 0.14%)		1.37%	10/05/17	04/05/18	185,000,000	185,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.15%)		1.38%		10/10/17	159,000,000	159,000,000
(3 mo. USD-LIBOR + 0.40%)		1.70%		10/16/17	461,000,000	461,000,000
(1 mo. USD-LIBOR + 0.22%)		1.45%		10/17/17	311,000,000	311,000,000
(1 mo. USD-LIBOR + 0.12%)		1.35%	10/02/17	03/02/18	4,000,000	4,000,000
WELLS FARGO BANK NA
(1 mo. USD-LIBOR + 0.16%)		1.40%		10/02/17	19,000,000	19,000,000
(1 mo. USD-LIBOR + 0.10%)		1.33%	10/10/17	11/10/17	192,000,000	192,000,000
(1 mo. USD-LIBOR + 0.12%)		1.36%	10/10/17	12/01/17	147,000,000	147,000,000
(1 mo. USD-LIBOR + 0.17%)		1.41%	10/20/17	04/20/18	168,000,000	168,000,000
WESTPAC BANKING CORP (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.19%)		1.43%	10/27/17	04/27/18	165,000,000	165,000,000
						4,459,572,205
U.S. Treasury Debt 0.5%
UNITED STATES TREASURY
(3 mo. Treasury Money Market Yield + 0.17%)		1.22%	10/02/17	10/31/17	200,000,000	200,000,000
Variable Rate Demand Notes 1.0%
GFRE HOLDINGS, LLC
VARIABLE RATE DEMAND NOTES SERIES 2009A (LOC: FEDERAL HOME LOAN BANKS)	c	1.23%		10/06/17	2,885,000	2,885,000
8

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
HARTFORD HEALTHCARE CORP
TAXABLE BONDS SERIES C (LOC: JPMORGAN CHASE BANK NA)	c	1.16%		10/06/17	36,000,000	36,000,000
HOWARD UNIV
TAXABLE BONDS SERIES 2016 (LOC: BARCLAYS BANK PLC)	c	1.24%		10/06/17	56,000,000	56,000,000
JOHNSON CITY HEALTH & EDUCATIONAL FACILITIES BOARD
TAXABLE HOSPITAL REFUNDING RB (MOUNTAIN STATES) SERIES 2013B (LOC: US BANK NA)	c	1.15%		10/06/17	6,700,000	6,700,000
MAINE STATE HOUSING AUTH
TAXABLE MORTGAGE PURCHASE RB SERIES 2017C (LIQ: CITIBANK NA)	c	1.20%		10/06/17	39,585,000	39,585,000
TAXABLE MORTGAGE PURCHASE RB SERIES 2017E (LIQ: BARCLAYS BANK PLC)	c	1.23%		10/06/17	30,000,000	30,000,000
NEW YORK STATE HFA
TAXABLE HOUSING RB (555 10TH AVE) SERIES 2015B (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c	1.16%		10/06/17	9,000,000	9,000,000
TAXABLE HOUSING RB (555 10TH AVE) SERIES 2016A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c	1.19%		10/06/17	100,000,000	100,000,000
TAXABLE HOUSING RB (625 W 57TH ST) SERIES 2016A (LOC: BANK OF NEW YORK MELLON/THE)	c	1.15%		10/06/17	19,000,000	19,000,000
SMITHSONIAN INSTITUTION
TAXABLE RB SERIES 2013B (LIQ: NORTHERN TRUST COMPANY (THE))	c	1.30%		10/06/17	27,500,000	27,500,000
TENDERFOOT SEASONAL HOUSING, LLC
TAXABLE NOTES SERIES 2000B (LOC: WELLS FARGO BANK NA)	c	1.33%		10/06/17	3,000,000	3,000,000
YAVAPAI CNTY IDA
TAXABLE RB (DRAKE CEMENT) SERIES 2015 (LOC: BANK OF NOVA SCOTIA)	c	1.30%		10/06/17	22,375,000	22,375,000
						352,045,000
Other Instruments 1.2%
BANK OF AMERICA NA
(1 mo. USD-LIBOR + 0.17%)		1.40%		10/05/17	41,000,000	41,000,000
(1 mo. USD-LIBOR + 0.13%)		1.36%	10/10/17	11/07/17	190,000,000	190,000,000
(1 mo. USD-LIBOR + 0.13%)		1.37%	10/13/17	11/13/17	69,000,000	69,000,000
(1 mo. USD-LIBOR + 0.11%)		1.34%	10/10/17	02/07/18	98,000,000	98,000,000
(1 mo. USD-LIBOR + 0.11%)		1.35%	10/10/17	02/09/18	61,000,000	61,000,000
						459,000,000
Non-Financial Company Commercial Paper 0.9%
TOYOTA MOTOR CREDIT CORP
(1 mo. USD-LIBOR + 0.38%)		1.61%	10/03/17	10/30/17	58,000,000	58,000,000
(1 mo. USD-LIBOR + 0.14%)		1.37%	10/02/17	02/23/18	107,500,000	107,500,000
(1 mo. USD-LIBOR + 0.14%)		1.37%	10/02/17	02/26/18	100,000,000	100,000,000
(1 mo. USD-LIBOR + 0.17%)		1.41%	10/19/17	03/16/18	50,000,000	50,000,000
						315,500,000
Total Variable-Rate Obligations
(Cost $7,441,117,205)						7,441,117,205
9

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 19.8% of net assets
U.S. Government Agency Repurchase Agreements* 3.8%
BANK OF MONTREAL
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by U.S. Treasury Securities valued at $33,663,029, 0.63% - 3.88%, due 05/15/18 - 07/15/21)		1.06%		10/02/17	33,002,915	33,000,000
BANK OF NOVA SCOTIA
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by U.S. Government Agency Securities valued at $155,923,371, 2.00% - 6.50%, due 07/01/23 - 08/15/57)		1.06%		10/02/17	151,381,914	151,368,543
BARCLAYS BANK PLC
Issued 09/27/17, repurchase date 10/04/17 (Collateralized by U.S. Government Agency Securities valued at $92,718,386, 4.00%, due 03/20/45 - 08/20/47)		1.02%		10/04/17	90,017,850	90,000,000
BNP PARIBAS SA
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $343,911,416, 0.75% - 7.00%, due 08/31/18 - 07/20/64)		1.06%		10/02/17	334,029,503	334,000,000
GOLDMAN SACHS & CO LLC
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by U.S. Government Agency Securities valued at $186,660,000, 2.13% - 3.41%, due 08/25/26 - 08/25/46)		1.04%		10/02/17	183,015,860	183,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by U.S. Government Agency Securities valued at $132,870,000, 3.50%, due 09/01/47 - 09/02/47)		1.07%		10/02/17	129,011,503	129,000,000
MIZUHO SECURITIES USA LLC
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by U.S. Government Agency Securities valued at $71,070,000, 3.00% - 4.50%, due 01/01/26 - 09/01/47)		1.07%		10/02/17	69,006,153	69,000,000
WELLS FARGO SECURITIES LLC
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by U.S. Government Agency Securities valued at $425,397,929, 3.50% - 4.50%, due 06/01/32 - 10/01/47)		1.07%		10/02/17	409,036,469	409,000,000
						1,398,368,543
U.S. Treasury Repurchase Agreements 11.0%
BANK OF NOVA SCOTIA
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by U.S. Treasury Securities valued at $219,319,268, 0.00% - 3.13%, due 02/15/18 - 02/15/42)		1.05%		10/02/17	215,018,813	215,000,000
BARCLAYS BANK PLC
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by U.S. Treasury Securities valued at $1,782,095,977, 0.00% - 8.13%, due 11/02/17 - 05/15/47)		1.05%		10/02/17	1,747,152,863	1,747,000,000
10

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
BARCLAYS CAPITAL INC
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by U.S. Treasury Securities valued at $4,904,684, 0.00% - 5.25%, due 08/16/18 - 11/15/43)		1.05%		10/02/17	4,808,894	4,808,473
BNP PARIBAS SA
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by U.S. Treasury Securities valued at $23,462,065, 3.63%, due 02/15/20)		1.04%		10/02/17	23,001,993	23,000,000
FEDERAL RESERVE BANK OF NEW YORK
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by U.S. Treasury Securities valued at $2,053,171,123, 8.00%, due 11/15/21)		1.00%		10/02/17	2,053,171,083	2,053,000,000
						4,042,808,473
Other Repurchase Agreements** 5.0%
BNP PARIBAS SA
Issued 09/27/17, repurchase date 10/04/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $110,430,555, 0.00% - 8.13%, due 04/15/21 - 12/29/49)		1.32%		10/04/17	96,024,640	96,000,000
Issued 09/28/17, repurchase date 10/05/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $426,013,169, 0.00% - 10.18%, due 10/15/18 - 01/01/99)		1.28%		10/05/17	378,094,080	378,000,000
CREDIT SUISSE SECURITIES (USA) LLC
Issued 09/27/17, repurchase date 10/04/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $44,851,736, 1.67% - 3.30%, due 07/25/24 - 09/23/36)		1.36%		10/04/17	39,010,313	39,000,000
Issued 08/24/17, repurchase date 11/22/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $272,553,229, 1.39% - 9.16%, due 01/15/27 - 09/15/58)		1.63%		11/03/17	237,761,889	237,000,000
JP MORGAN SECURITIES LLC
Issued 08/31/17, repurchase date 02/27/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $287,916,876, 0.00% - 8.13%, due 01/15/19 - 07/15/47)		1.80%		12/28/17	251,487,500	250,000,000
Issued 09/27/17, repurchase date 03/26/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $51,755,262, 0.00% - 7.30%, due 10/15/18 - 07/25/73)		1.83%		12/28/17	45,210,450	45,000,000
11

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 09/28/17, repurchase date 01/02/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $254,150,000, 1.49% - 6.24%, due 12/25/25 - 09/25/47)		1.65%		11/03/17	221,364,650	221,000,000
WELLS FARGO SECURITIES LLC
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $34,504,242, 0.00% - 8.63%, due 10/03/17 - 05/01/43)		1.31%		10/02/17	30,003,275	30,000,000
Issued 09/26/17, repurchase date 10/03/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $140,335,738, 1.38% - 7.00%, due 11/07/17 - 09/14/47)		1.31%		10/03/17	122,031,076	122,000,000
Issued 09/27/17, repurchase date 10/04/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $173,694,571, 2.17% - 6.00%, due 09/26/35 - 09/17/60)		1.32%		10/04/17	151,038,757	151,000,000
Issued 09/29/17, repurchase date 10/06/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $93,174,855, 1.13% - 8.13%, due 10/06/17 - 09/27/46)		1.32%		10/06/17	81,020,790	81,000,000
Issued 07/17/17, repurchase date 01/16/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $162,498,671, 1.45% - 6.75%, due 02/05/18 - 01/10/47)		1.83%		01/02/18	141,202,717	140,000,000
Issued 08/11/17, repurchase date 02/07/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $31,336,268, 5.50% - 9.13%, due 10/01/18 - 01/15/24)		1.84%		01/02/18	27,198,720	27,000,000
						1,817,000,000
Total Repurchase Agreements
(Cost $7,258,177,016)						7,258,177,016
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $7,146,689,686 or 19.4% of net assets.
c	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**	Collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities.

12

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued

ABS —	Asset-backed securities
AUTH —	Authority
CNTY —	County
ETF —	Exchange-traded fund
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
LIBOR —	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LIQ —	Liquidity agreement
LOC —	Letter of credit
RB —	Revenue bond
SIFMA —	Securities Industry and Financial Markets Association
VRDN —	Variable rate demand note
13

Schwab Cash Reserves
Notes to Portfolio Holdings

Under procedures approved by the fund's Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2017, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year.
There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2017. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings.
REG47711MAR17
14

The Charles Schwab Family of Funds
Schwab Money Market Fund™

Portfolio Holdings as of September 30, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date; the reference rate and spread used is shown parenthetically in the security description, if available, if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 61.2% of net assets
Asset-Backed Commercial Paper 11.2%
ALPINE SECURITIZATION LTD	a,b	1.34%		10/26/17	14,000,000	13,986,972
	a,b	1.31%		11/01/17	1,000,000	998,872
ATLANTIC ASSET SECURITIZATION LLC	a,b	1.05%		10/02/17	18,000,000	17,999,475
	a,b	1.12%		10/06/17	7,000,000	6,998,911
BARTON CAPITAL SA	a,b	1.33%		10/11/17	19,000,000	18,992,981
	a,b	1.32%		11/07/17	7,000,000	6,990,503
BEDFORD ROW FUNDING CORP	a,b	1.25%		10/10/17	8,000,000	7,997,520
	a,b	1.41%		01/24/18	44,000,000	43,803,222
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	1.22%		10/02/17	18,000,000	17,999,390
	a,b	1.20%		10/03/17	3,000,000	2,999,800
CAFCO LLC	a,b	1.30%		12/04/17	24,000,000	23,944,533
	a,b	1.41%		02/27/18	23,000,000	22,866,728
CANCARA ASSET SECURITISATION LLC	a,b	1.32%		11/29/17	11,000,000	10,976,203
CHARTA LLC	a,b	1.30%		12/04/17	18,000,000	17,958,400
	a,b	1.43%		03/01/18	23,000,000	22,863,010
	a,b	1.41%		03/02/18	25,000,000	24,852,222
COLLATERALIZED COMMERCIAL PAPER CO LLC	a	1.32%		10/26/17	48,000,000	47,956,333
	a	1.44%		01/24/18	31,000,000	30,858,390
COLLATERALIZED COMMERCIAL PAPER II CO LLC	a,b	1.32%		10/23/17	40,000,000	39,967,978
	a,b	1.45%		01/02/18	42,000,000	41,843,760
CRC FUNDING LLC	a,b	1.31%		12/04/17	3,000,000	2,993,013
	a,b	1.41%		02/27/18	21,000,000	20,878,317
CROWN POINT CAPITAL COMPANY LLC	a,b	1.20%		10/05/17	11,000,000	10,998,533
	a,b	1.31%		10/31/17	3,000,000	2,996,725
	a,b	1.35%		11/02/17	16,000,000	15,980,800
	a,b	1.36%		11/14/17	1,000,000	998,350
GOTHAM FUNDING CORP	a,b	1.32%		10/03/17	4,000,000	3,999,707
	a,b	1.12%		10/04/17	10,000,000	9,999,067
1

Schwab Money Market Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
KELLS FUNDING LLC	a,b	1.30%		11/13/17	42,000,000	41,942,367
	a,b	1.41%		03/07/18	30,000,000	29,822,667
LMA AMERICAS LLC	a,b	1.05%		10/02/17	7,000,000	6,999,796
	a,b	1.33%		10/16/17	14,625,000	14,616,895
	a,b	1.33%		10/23/17	4,000,000	3,996,749
	a,b	1.32%		11/02/17	36,000,000	35,957,760
MANHATTAN ASSET FUNDING COMPANY LLC	a,b	1.28%		11/01/17	32,000,000	31,964,729
METLIFE SHORT TERM FUNDING LLC	a,b	1.31%		10/24/17	10,000,000	9,991,631
	a,b	1.42%		02/05/18	50,000,000	49,751,292
	a,b	1.41%		03/05/18	33,000,000	32,801,083
NIEUW AMSTERDAM RECEIVABLES CORP	a,b	1.32%		11/02/17	3,000,000	2,996,480
	a,b	1.32%		11/10/17	40,000,000	39,941,333
OLD LINE FUNDING LLC	a,b	1.30%		12/07/17	20,000,000	19,951,611
RIDGEFIELD FUNDING COMPANY LLC	a,b	1.33%		11/07/17	2,000,000	1,997,266
	a,b	1.36%		11/15/17	9,000,000	8,984,813
SHEFFIELD RECEIVABLES COMPANY LLC	a,b	1.36%		10/11/17	22,000,000	21,991,689
	a,b	1.38%		11/09/17	37,000,000	36,945,086
STARBIRD FUNDING CORP	a,b	1.32%		11/01/17	1,000,000	998,863
VERSAILLES COMMERCIAL PAPER LLC	a,b	1.31%		11/10/17	3,000,000	2,995,633
VICTORY RECEIVABLES CORP	a,b	1.33%		11/14/17	22,000,000	21,964,238
	a,b	1.34%		12/04/17	7,000,000	6,983,324
						915,295,020
Financial Company Commercial Paper 5.0%
ANZ NEW ZEALAND INTL LTD (LONDON BRANCH)	a,b	1.30%		11/15/17	20,000,000	19,967,500
BPCE SA	b	1.30%		10/02/17	12,000,000	11,999,567
	b	1.41%		11/03/17	48,000,000	47,938,400
	b	1.40%		11/08/17	13,000,000	12,980,926
CANADIAN IMPERIAL BANK OF COMMERCE	b	1.11%		10/03/17	62,000,000	61,996,177
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK (NEW YORK BRANCH)		1.07%		10/02/17	19,000,000	18,999,435
DNB BANK ASA	b	1.14%		10/03/17	20,000,000	19,998,733
FEDERATION DES CAISSES DESJARDINS DU QUEBEC	b	1.30%		11/06/17	15,000,000	14,980,500
JP MORGAN SECURITIES LLC	b	1.44%		01/19/18	9,000,000	8,960,675
		1.46%		03/19/18	18,000,000	17,877,475
NRW BANK	b	1.30%		10/06/17	40,000,000	39,992,778
	b	1.31%		12/01/17	41,000,000	40,908,992
UBS AG (LONDON BRANCH)	b	1.41%		12/21/17	37,000,000	36,883,450
UNITED OVERSEAS BANK LTD	b	1.31%		10/02/17	30,000,000	29,998,908
	b	1.30%		11/28/17	24,000,000	23,949,733
						407,433,249
2

Schwab Money Market Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Certificates of Deposit 27.7%
ABBEY NATIONAL TREASURY SERVICES PLC CO (STAMFORD BRANCH)	a	1.17%		10/02/17	43,000,000	43,000,000
	a	1.30%		11/27/17	37,000,000	37,000,000
BANK OF THE WEST		1.33%		10/30/17	39,000,000	39,000,000
BANK OF TOKYO-MITSUBISHI UFJ LTD (NEW YORK BRANCH)		1.38%		10/24/17	9,000,000	9,000,000
		1.38%		11/02/17	33,000,000	33,000,000
		1.39%		12/15/17	63,000,000	63,000,000
		1.40%		12/15/17	48,000,000	48,000,000
		1.40%		01/25/18	4,000,000	4,000,000
		1.44%		03/01/18	41,000,000	41,000,000
BARCLAYS BANK PLC (NEW YORK BRANCH)		1.21%		10/04/17	145,000,000	145,000,000
		1.37%		10/25/17	18,000,000	18,000,000
BNP PARIBAS FORTIS SA/NV (NEW YORK BRANCH)		1.14%		10/03/17	45,000,000	45,000,000
		1.14%		10/04/17	15,000,000	15,000,000
CITIBANK NA (NEW YORK BRANCH)		1.42%		12/14/17	47,000,000	47,000,000
		1.40%		12/20/17	143,000,000	143,000,000
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)		1.20%		11/01/17	56,000,000	56,000,000
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)		1.35%		11/27/17	18,000,000	18,000,000
		1.37%		12/21/17	14,000,000	14,000,000
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK (NEW YORK BRANCH)		1.16%		10/03/17	24,000,000	24,000,000
CREDIT SUISSE AG (NEW YORK BRANCH)		1.50%		01/05/18	71,000,000	71,000,000
DANSKE BANK A/S (LONDON BRANCH)		1.34%		10/25/17	24,000,000	24,000,080
DEUTSCHE BANK AG (NEW YORK BRANCH)		1.25%		10/06/17	81,000,000	81,000,000
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTSBANK (NEW YORK BRANCH)		1.11%		10/05/17	32,000,000	32,000,000
		1.31%		11/22/17	48,000,000	48,000,000
HSBC BANK USA NA		1.37%		03/01/18	36,000,000	36,000,000
ING BANK NV (AMSTERDAM BRANCH)		1.39%		12/20/17	57,000,000	57,000,000
LANDESBANK BADEN-WURTTEMBERG (NEW YORK BRANCH)		1.19%		10/02/17	71,000,000	71,000,000
		1.26%		10/02/17	10,000,000	10,000,000
LANDESBANK HESSEN THUERINGEN GIROZENTRALE (NEW YORK BRANCH)		1.17%		10/02/17	1,000,000	1,000,000
		1.14%		10/05/17	50,000,000	49,999,972
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)		1.38%		12/12/17	58,000,000	58,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)		1.10%		10/03/17	61,000,000	61,000,000
		1.10%		10/04/17	5,000,000	5,000,000
NORDEA BANK AB (NEW YORK BRANCH)		1.39%		03/01/18	60,000,000	60,000,000
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)		1.14%		10/04/17	20,000,000	19,999,992
		1.14%		10/05/17	70,000,000	69,999,961
SOCIETE GENERALE (NEW YORK BRANCH)		1.34%		10/31/17	75,000,000	75,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		1.37%		12/19/17	91,000,000	91,000,000
3

Schwab Money Market Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)		1.16%		10/03/17	2,000,000	2,000,000
		1.15%		10/04/17	24,000,000	24,000,000
		1.31%		11/02/17	26,000,000	26,000,000
		1.31%		11/07/17	84,000,000	84,000,000
		1.32%		12/13/17	27,000,000	27,000,000
SWEDBANK AB (NEW YORK BRANCH)		1.13%		10/05/17	41,000,000	40,999,977
		1.14%		10/05/17	49,000,000	49,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)		1.23%		10/11/17	28,000,000	28,000,000
		1.30%		11/01/17	55,000,000	55,000,000
		1.29%		11/07/17	25,000,000	25,000,000
		1.41%		03/01/18	9,000,000	9,000,000
WELLS FARGO BANK NA		1.23%		11/01/17	83,000,000	83,000,000
		1.41%		02/02/18	44,000,000	44,000,000
						2,259,999,982
Non-Financial Company Commercial Paper 1.0%
DANAHER CORPORATION	b	1.05%		10/02/17	5,000,000	4,999,563
GENERAL ELECTRIC CO		1.08%		10/02/17	47,000,000	46,998,590
NETHERLANDS (KINGDOM OF)	b	1.25%		10/10/17	27,000,000	26,991,562
TOYOTA MOTOR CREDIT CORP		1.40%		03/08/18	3,000,000	2,981,698
						81,971,413
Non-Negotiable Time Deposits 16.3%
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (CAYMAN ISLANDS BRANCH)		1.11%		10/05/17	25,000,000	25,000,000
		1.11%		10/05/17	35,000,000	35,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		1.15%		10/02/17	108,000,000	108,000,000
DNB BANK ASA (GRAND CAYMAN BRANCH)		1.13%		10/06/17	142,000,000	142,000,000
NATIONAL AUSTRALIA BANK LTD (CAYMAN ISLANDS BRANCH)		1.05%		10/02/17	202,000,000	202,000,000
NATIONAL BANK OF CANADA (MONTREAL BRANCH)		1.12%		10/05/17	47,000,000	47,000,000
		1.12%		10/06/17	30,000,000	30,000,000
NATIXIS (NEW YORK BRANCH)		1.08%		10/02/17	80,000,000	80,000,000
NORDEA BANK AB (NEW YORK BRANCH)		1.05%		10/02/17	47,000,000	47,000,000
NORTHERN TRUST CO (CAYMAN ISLANDS BRANCH)		1.02%		10/02/17	162,000,000	162,000,000
ROYAL BANK OF CANADA (TORONTO BRANCH)		1.15%		10/03/17	87,000,000	87,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (GRAND CAYMAN BRANCH)		1.13%		10/06/17	162,000,000	162,000,000
SVENSKA HANDELSBANKEN AB (CAYMAN ISLANDS BRANCH)		1.05%		10/02/17	63,000,000	63,000,000
		1.10%		10/04/17	57,000,000	57,000,000
TORONTO DOMINION BANK (GRAND CAYMAN BRANCH)		1.12%		10/06/17	81,000,000	81,000,000
						1,328,000,000
Total Fixed-Rate Obligations
(Cost $4,992,699,664)						4,992,699,664

4

Schwab Money Market Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Variable-Rate Obligations 19.2% of net assets
Asset-Backed Commercial Paper 0.9%
OLD LINE FUNDING LLC
(1 mo. USD-LIBOR + 0.13%)	a,b	1.37%	10/27/17	03/27/18	19,000,000	19,000,000
THUNDER BAY FUNDING LLC
(1 mo. USD-LIBOR + 0.18%)	a,b	1.41%		10/02/17	50,000,000	50,000,000
						69,000,000
Financial Company Commercial Paper 1.5%
BANK OF NOVA SCOTIA
(1 mo. USD-LIBOR + 0.45%)	b	1.69%	10/13/17	02/13/18	17,000,000	17,000,000
UBS AG (LONDON BRANCH)
(1 mo. USD-LIBOR + 0.15%)	b	1.38%	10/02/17	03/01/18	106,000,000	106,000,000
						123,000,000
Certificates of Deposit 11.1%
BANK OF NOVA SCOTIA (HOUSTON BRANCH)
(1 mo. USD-LIBOR + 0.15%)		1.38%	10/30/17	03/28/18	2,000,000	2,000,000
BANK OF NOVA SCOTIA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.50%)		1.73%		10/02/17	31,000,000	31,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.12%)		1.35%	10/10/17	02/08/18	8,000,000	8,000,000
(1 mo. USD-LIBOR + 0.17%)		1.40%	10/17/17	04/17/18	43,000,000	43,000,000
(1 mo. USD-LIBOR + 0.17%)		1.41%	10/20/17	04/20/18	31,000,000	31,000,000
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)
(1 mo. USD-LIBOR + 0.22%)		1.46%	10/24/17	04/24/18	8,000,000	8,000,000
HSBC BANK USA NA
(1 mo. USD-LIBOR + 0.10%)		1.33%	10/02/17	02/02/18	25,000,000	25,000,000
ING BANK NV (AMSTERDAM BRANCH)
(1 mo. USD-LIBOR + 0.12%)		1.36%	10/10/17	02/12/18	1,000,000	1,000,000
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.17%)		1.41%	10/10/17	12/11/17	67,000,000	67,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.19%)		1.43%	10/19/17	01/19/18	43,000,000	43,000,000
(1 mo. USD-LIBOR + 0.19%)		1.43%	10/24/17	01/24/18	33,000,000	33,000,000
(1 mo. USD-LIBOR + 0.20%)		1.44%	10/12/17	02/12/18	6,000,000	6,000,029
ROYAL BANK OF CANADA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.26%)		1.50%	10/20/17	12/20/17	16,000,000	16,000,000
(1 mo. USD-LIBOR + 0.35%)		1.58%	10/10/17	03/07/18	75,000,000	75,000,000
(1 mo. USD-LIBOR + 0.24%)		1.48%	10/19/17	04/19/18	31,000,000	31,000,000
(1 mo. USD-LIBOR + 0.18%)		1.42%	10/25/17	05/25/18	17,000,000	17,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.13%)		1.44%		11/06/17	5,000,000	5,000,000
(1 mo. USD-LIBOR + 0.16%)		1.40%	10/30/17	01/29/18	10,000,000	10,000,000
(1 mo. USD-LIBOR + 0.16%)		1.40%	10/02/17	02/01/18	2,000,000	2,000,000
5

Schwab Money Market Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.12%)		1.36%	10/26/17	02/26/18	82,000,000	82,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.15%)		1.38%		10/10/17	35,000,000	35,000,000
(1 mo. USD-LIBOR + 0.22%)		1.45%		10/17/17	89,000,000	89,000,000
(1 mo. USD-LIBOR + 0.12%)		1.35%	10/02/17	03/02/18	3,000,000	3,000,000
WELLS FARGO BANK NA
(1 mo. USD-LIBOR + 0.19%)		1.42%	10/10/17	06/07/18	138,000,000	138,000,000
WESTPAC BANKING CORP (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.23%)		1.47%	10/20/17	04/20/18	23,000,000	23,000,000
(1 mo. USD-LIBOR + 0.19%)		1.43%	10/27/17	04/27/18	85,000,000	85,000,000
						909,000,029
U.S. Treasury Debt 1.2%
UNITED STATES TREASURY
(3 mo. Treasury Money Market Yield + 0.17%)		1.22%	10/02/17	10/31/17	100,000,000	100,000,000
Variable Rate Demand Notes 0.9%
ABAG FINANCE AUTH
RB (PUBLIC POLICY INSTITUTE OF CALIFORNIA) SERIES 2001A (LOC: WELLS FARGO BANK NA)	c	1.30%		10/06/17	17,550,000	17,550,000
GFRE HOLDINGS, LLC
VARIABLE RATE DEMAND NOTES SERIES 2009A (LOC: FEDERAL HOME LOAN BANKS)	c	1.23%		10/06/17	1,125,000	1,125,000
HOWARD UNIV
TAXABLE BONDS SERIES 2016 (LOC: BARCLAYS BANK PLC)	c	1.24%		10/06/17	22,000,000	22,000,000
NEW YORK STATE HFA
TAXABLE HOUSING RB (555 10TH AVE) SERIES 2015B (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c	1.16%		10/06/17	30,000,000	30,000,000
TAXABLE HOUSING RB (625 W 57TH ST) SERIES 2016A (LOC: BANK OF NEW YORK MELLON/THE)	c	1.15%		10/06/17	5,000,000	5,000,000
						75,675,000
Other Instruments 1.1%
BANK OF AMERICA NA
(1 mo. USD-LIBOR + 0.17%)		1.40%		10/05/17	15,000,000	15,000,000
(1 mo. USD-LIBOR + 0.11%)		1.34%	10/05/17	02/05/18	72,000,000	72,000,000
						87,000,000
Non-Financial Company Commercial Paper 2.5%
TOYOTA MOTOR CREDIT CORP
(1 mo. USD-LIBOR + 0.34%)		1.58%	10/13/17	11/06/17	89,000,000	89,000,000
(1 mo. USD-LIBOR + 0.15%)		1.39%	10/13/17	03/08/18	112,000,000	112,000,000
						201,000,000
Total Variable-Rate Obligations
(Cost $1,564,675,029)						1,564,675,029
6

Schwab Money Market Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 19.6% of net assets
U.S. Government Agency Repurchase Agreements* 3.6%
BANK OF MONTREAL
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by U.S. Treasury Securities valued at $7,140,684, 0.38%, due 07/15/27)		1.06%		10/02/17	7,000,618	7,000,000
BANK OF NOVA SCOTIA
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by U.S. Government Agency Securities valued at $33,993,003, 3.00%, due 07/20/46)		1.06%		10/02/17	33,002,915	33,000,000
BNP PARIBAS SA
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by U.S. Government Agency Securities valued at $76,226,733, 3.50%, due 08/01/42 - 08/01/46)		1.06%		10/02/17	74,006,537	74,000,000
GOLDMAN SACHS & CO LLC
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by U.S. Government Agency Securities valued at $41,820,000, 1.48% - 6.00%, due 10/15/20 - 10/25/47)		1.04%		10/02/17	41,003,553	41,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by U.S. Government Agency Securities valued at $29,870,000, 3.50%, due 09/02/47)		1.07%		10/02/17	29,002,586	29,000,000
MIZUHO SECURITIES USA LLC
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by U.S. Government Agency Securities valued at $15,450,000, 4.00%, due 08/20/46 - 06/01/47)		1.07%		10/02/17	15,001,338	15,000,000
WELLS FARGO SECURITIES LLC
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by U.S. Government Agency Securities valued at $94,648,439, 3.50%, due 09/01/47)		1.07%		10/02/17	91,008,114	91,000,000
						290,000,000
U.S. Treasury Repurchase Agreements 10.4%
BANK OF NOVA SCOTIA
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by U.S. Treasury Securities valued at $48,964,361, 1.75% - 3.13%, due 05/15/19 - 05/15/27)		1.05%		10/02/17	48,004,200	48,000,000
BARCLAYS BANK PLC
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by U.S. Treasury Securities valued at $415,176,328, 0.75% - 2.13%, due 10/31/17 - 05/15/26)		1.05%		10/02/17	407,035,613	407,000,000
BARCLAYS CAPITAL INC
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by U.S. Treasury Securities valued at $2,693,416, 0.00% - 6.88%, due 03/29/18 - 11/15/43)		1.05%		10/02/17	2,640,805	2,640,574
BNP PARIBAS SA
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by U.S. Treasury Securities valued at $5,100,458, 0.00% - 8.75%, due 01/04/18 - 07/15/20)		1.04%		10/02/17	5,000,433	5,000,000
7

Schwab Money Market Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
FEDERAL RESERVE BANK OF NEW YORK
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by U.S. Treasury Securities valued at $390,032,582, 3.63%, due 02/15/21)		1.00%		10/02/17	390,032,500	390,000,000
						852,640,574
Other Repurchase Agreements** 5.6%
BNP PARIBAS SA
Issued 09/27/17, repurchase date 10/04/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $118,480,403, 2.49% - 7.38%, due 01/15/21 - 07/25/35)		1.32%		10/04/17	103,026,437	103,000,000
Issued 09/28/17, repurchase date 10/05/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $21,208,516, 0.00% - 7.88%, due 12/17/18 - 11/24/43)		1.28%		10/05/17	19,004,729	19,000,000
CREDIT SUISSE SECURITIES (USA) LLC
Issued 09/27/17, repurchase date 10/04/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $28,750,630, 4.61% - 6.16%, due 06/25/35 - 12/25/35)		1.36%		10/04/17	25,006,611	25,000,000
Issued 08/24/17, repurchase date 11/22/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $62,103,775, 1.68% - 5.12%, due 06/25/24 - 06/15/57)		1.63%		11/03/17	54,173,595	54,000,000
JP MORGAN SECURITIES LLC
Issued 08/31/17, repurchase date 02/27/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $66,797,493, 1.44% - 7.75%, due 10/15/18 - 02/13/47)		1.80%		12/28/17	58,345,100	58,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 09/28/17, repurchase date 01/02/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $77,050,000, 0.00%, due 05/01/22)		1.65%		11/03/17	67,110,550	67,000,000
WELLS FARGO SECURITIES LLC
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $34,503,827, 5.30% - 8.35%, due 04/01/36 - 09/15/15)		1.31%		10/02/17	30,003,275	30,000,000
Issued 09/26/17, repurchase date 10/03/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $32,208,373, 0.88% - 7.30%, due 12/20/17 - 09/21/47)		1.31%		10/03/17	28,007,132	28,000,000
Issued 09/27/17, repurchase date 10/04/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $39,110,036, 3.43% - 5.47%, due 07/26/35 - 05/25/54)		1.32%		10/04/17	34,008,727	34,000,000
Issued 09/29/17, repurchase date 10/06/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $42,560,922, 4.98% - 6.90%, due 10/15/21 - 04/18/52)		1.32%		10/06/17	37,009,497	37,000,000
8

Schwab Money Market Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 08/11/17, repurchase date 02/07/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,160,958, 2.63%, due 09/26/18)		1.84%		01/02/18	1,007,360	1,000,000
						456,000,000
Total Repurchase Agreements
(Cost $1,598,640,574)						1,598,640,574
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,431,027,761 or 17.5% of net assets.
c	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**	Collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ETF —	Exchange-traded fund
LIBOR —	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LOC —	Letter of credit
9

Schwab Money Market Fund
Notes to Portfolio Holdings

Under procedures approved by the fund's Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2017, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year.
There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2017. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings.
REG47697MAR17
10

The Charles Schwab Family of Funds
Schwab Municipal Money Fund™

Portfolio Holdings as of September 30, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date; the reference rate and spread used is shown parenthetically in the security description, if available, if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Municipal Securities 18.8% of net assets
Alabama 0.5%
Huntsville Healthcare Auth
CP		0.96%		10/02/17	17,400,000	17,400,000
CP		0.87%		10/16/17	26,000,000	26,000,000
CP		0.87%		11/13/17	25,000,000	25,000,000
						68,400,000
California 1.9%
California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006E		0.96%		10/18/17	30,000,000	30,000,000
RB (Kaiser Permanente) Series 2006E		0.97%		12/06/17	28,000,000	28,000,000
California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004E		0.93%		10/11/17	14,000,000	14,000,000
RB (Kaiser Permanente) Series 2004E		0.99%		11/08/17	4,160,000	4,160,000
RB (Kaiser Permanente) Series 2004E		0.97%		12/06/17	35,290,000	35,290,000
RB (Kaiser Permanente) Series 2004E		0.99%		12/07/17	2,490,000	2,490,000
RB (Kaiser Permanente) Series 2004I		0.99%		11/08/17	7,000,000	7,000,000
RB (Kaiser Permanente) Series 2004I		0.97%		12/06/17	25,110,000	25,110,000
RB (Kaiser Permanente) Series 2004K		0.96%		10/18/17	5,090,000	5,090,000
RB (Kaiser Permanente) Series 2004K		0.99%		11/08/17	42,310,000	42,310,000
RB (Kaiser Permanente) Series 2004K		1.00%		12/05/17	10,000,000	10,000,000
RB (Kaiser Permanente) Series 2004K		0.99%		12/07/17	10,200,000	10,200,000
RB (Kaiser Permanente) Series 2008C		0.96%		11/01/17	14,200,000	14,200,000
RB (Kaiser Permanente) Series 2008C		0.99%		11/15/17	16,465,000	16,465,000
RB (Kaiser Permanente) Series 2009B-3		0.99%		11/07/17	23,500,000	23,500,000
RB (Kaiser Permanente) Series 2009B-6		0.95%		10/03/17	10,000,000	10,000,000
						277,815,000
Delaware 0.1%
Delaware Health Facilities Auth
RB (Christiana Care Health Services) Series 2010C		0.85%		10/05/17	8,165,000	8,165,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
District of Columbia 0.2%
District of Columbia Water & Sewer Auth
Extendible CP Series A		0.95%	10/03/17	04/02/18	30,000,000	30,000,000
Florida 2.2%
Alachua Cnty Health Facilities Auth
Health Facilities RB (Shands Teaching Hospital & Clinics) Series 2008A (LOC: BANK OF AMERICA NA)		1.03%		12/05/17	18,750,000	18,750,000
Florida Local Government Finance Commission
CP Series A1 (LOC: JPMORGAN CHASE BANK NA)		0.90%		10/03/17	45,287,000	45,287,000
Jacksonville
CP Notes Series A (LOC: BANK OF AMERICA NA)		0.91%		10/02/17	1,220,000	1,220,000
JEA
Electric System RB Series 2008C3 (LIQ: ROYAL BANK OF CANADA)		0.86%		11/07/17	25,000,000	25,000,000
Electric System Sub RB Series 2017A		2.00%		10/01/17	3,000,000	3,000,000
Kissimmee Utility Auth
CP Notes Series B (LIQ: JPMORGAN CHASE BANK NA)		0.86%		11/06/17	30,000,000	30,000,000
Miami-Dade Cnty
CP Notes Series A-1 (LOC: BANK OF AMERICA NA)		1.04%		12/06/17	10,000,000	10,000,000
Water & Sewer System CP Notes Series A1 (LOC: BARCLAYS BANK PLC)		0.85%		10/11/17	43,200,000	43,200,000
Water & Sewer System CP Notes Series A1 (LOC: BARCLAYS BANK PLC)		0.90%		11/08/17	7,500,000	7,500,000
Water & Sewer System CP Notes Series B1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.86%		10/05/17	81,000,000	81,000,000
Sunshine State Governmental Financing Commission
CP Series H (LIQ: JPMORGAN CHASE BANK NA)		0.93%		11/08/17	39,957,000	39,957,000
CP Series H (LIQ: JPMORGAN CHASE BANK NA)		0.95%		12/14/17	15,000,000	15,000,000
						319,914,000
Georgia 0.1%
Atlanta
Water & Wastewater Revenue CP Notes 2015A2 (LOC: WELLS FARGO BANK NA)		1.00%		10/03/17	16,800,000	16,800,000
Illinois 0.6%
Chicago
OHare Airport CP Notes Series 2009A (LOC: BANK OF AMERICA NA)		0.93%		12/14/17	6,748,000	6,748,000
OHare Airport CP Notes Series 2009B1&B2 (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.93%		12/14/17	10,000,000	10,000,000
Illinois Finance Auth
Pooled Program CP (LOC: NORTHERN TRUST COMPANY (THE))		0.94%		10/02/17	5,793,000	5,793,000
Pooled Program CP (LOC: NORTHERN TRUST COMPANY (THE))		0.89%		11/06/17	5,000,000	5,000,000
Pooled Program CP (LOC: NORTHERN TRUST COMPANY (THE))		0.92%		11/07/17	28,986,000	28,986,000
Pooled Program CP (LOC: NORTHERN TRUST COMPANY (THE))		0.86%		12/06/17	6,140,000	6,138,271
Pooled Program CP (LOC: NORTHERN TRUST COMPANY (THE))		0.86%		12/07/17	21,143,000	21,137,035
RB (Advocate Health) Series 2008C-3B		1.05%		07/30/18	3,300,000	3,300,000
						87,102,306

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Kentucky 0.3%
Louisville & Jefferson Cnty Metro Sewer District
BAN 2016		3.50%		11/15/17	44,495,000	44,633,525
Louisiana 0.2%
Ascension Parish
RB (BASF Corp) Series 1999		1.00%		10/12/17	10,000,000	10,000,000
Plaquemines Port, Harbor & Terminal District
Port Facilities Refunding RB Series 1984B (LOC: WELLS FARGO BANK NA)		1.25%		03/15/18	20,000,000	20,000,000
						30,000,000
Maryland 0.1%
Montgomery Cnty
RB (Trinity Health) Series 2013MD		0.85%		12/01/17	10,605,000	10,605,000
Massachusetts 0.4%
Massachusetts Bay Transportation Auth
Sales Tax CP BAN Series A (LIQ: US BANK NA)		0.87%		10/19/17	44,000,000	44,000,000
Sales Tax CP Series B (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.87%		10/19/17	20,000,000	20,000,000
						64,000,000
Michigan 0.4%
Michigan Finance Auth
Hospital RB (CHE Trinity Health) Series 2013MI1		0.85%		12/01/17	22,400,000	22,400,000
Univ of Michigan
CP Notes Series K-1		0.87%		10/03/17	16,660,000	16,660,000
CP Notes Series K-1		0.87%		10/12/17	17,385,000	17,385,000
CP Notes Series K-1		0.89%		11/01/17	5,000,000	5,000,000
						61,445,000
Minnesota 0.0%
Minnesota
GO Bonds Series 2013D		5.00%		10/01/17	4,850,000	4,850,000
Mississippi 0.1%
Jackson Cnty
Water System GO Refunding Bonds Series 1994		0.90%		02/01/18	12,840,000	12,840,000
Missouri 0.2%
Univ of Missouri
CP Series A		0.89%		11/02/17	26,100,000	26,100,000
Nevada 0.4%
Las Vegas Valley Water District
LT GO CP Series 2004A (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.88%		10/24/17	27,500,000	27,500,000
LT GO CP Series 2004A (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.85%		11/07/17	28,500,000	28,500,000
						56,000,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New Jersey 1.6%
Bergen Cnty
BAN 2016B		2.00%		12/14/17	76,000,000	76,140,478
Burlington Cnty Bridge Commission
Sub Revenue Notes Series 2016		2.00%		11/16/17	17,500,000	17,523,589
East Brunswick
BAN		2.50%		07/19/18	20,190,000	20,406,340
Fort Lee
BAN 2016		2.00%		11/10/17	2,500,000	2,503,067
Freehold Township
BAN 2016		2.25%		11/17/17	6,500,000	6,511,450
Hudson Cnty Improvement Auth
Cnty-Guaranteed Pooled Notes Series 2016C1		2.00%		11/01/17	8,355,000	8,362,735
Cnty-Guaranteed Pooled Notes Series 2017-B1A		2.25%		06/15/18	6,050,000	6,097,583
Jersey City
BAN 2017A		2.25%		01/19/18	7,000,000	7,025,469
Livingston Township
BAN 2017		2.25%		02/08/18	6,400,000	6,427,520
BAN 2017		2.25%		07/26/18	8,400,000	8,476,609
Montclair Township
GO BAN		2.50%		11/03/17	19,333,200	19,361,297
Nutley
BAN		2.25%		12/21/17	7,000,000	7,016,730
Ocean City
BAN 2016C		2.50%		11/30/17	10,000,000	10,024,907
Readington Township
BAN Series 2017B		2.25%		02/01/18	10,000,000	10,036,967
Rockaway
BAN 2016		2.00%		11/16/17	9,456,000	9,469,526
South River
BAN 2016A		2.50%		12/12/17	12,546,000	12,576,797
						227,961,064
New York 2.0%
Amherst
BAN 2016		2.50%		11/09/17	23,000,000	23,040,574
Amityville UFSD
BAN 2017		2.25%		06/22/18	5,000,000	5,038,587
Bedford CSD
BAN		2.25%		07/13/18	1,657,041	1,670,070
BAN 2017		2.50%		07/13/18	12,000,000	12,127,992
Center Moriches UFSD
TAN 2017		2.25%		06/27/18	8,400,000	8,464,360
Central Islip UFSD
BAN		2.00%		08/16/18	6,000,000	6,049,292
Clarence CSD
BAN 2017A		2.50%		06/28/18	12,000,000	12,121,546
Connetquot CSD
BAN 2017		2.25%		08/30/18	8,500,000	8,593,213
Eastport South Manor CSD
TAN 2017-2018		2.25%		06/22/18	18,000,000	18,149,926

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Hampton Bays UFSD
BAN 2017		2.25%		06/20/18	12,311,250	12,414,397
Islip UFSD
BAN 2016		2.00%		11/10/17	11,110,000	11,123,515
Liverpool CSD
BAN		2.25%		06/28/18	13,300,000	13,413,338
Middletown City SD
BAN 2017		2.50%		06/21/18	6,000,000	6,060,476
Miller Place UFSD
TAN 2017		2.50%		06/27/18	10,000,000	10,098,274
New York State Power Auth
CP Series 1&2		0.84%		10/03/17	29,450,000	29,450,000
CP Series 1&2		0.98%		10/11/17	15,000,000	15,000,000
Extendible CP Series 1		0.90%	10/11/17	06/12/18	725,000	725,000
Oceanside UFSD
TAN 2017-2018		2.25%		06/21/18	26,000,000	26,209,243
Pittsford CSD
GO BAN 2017		2.00%		02/09/18	4,000,000	4,013,925
Port Auth of New York & New Jersey
CP Series A		0.95%		10/04/17	20,000,000	20,000,000
CP Series B		0.93%		11/09/17	4,000,000	4,000,000
CP Series B		0.88%		12/05/17	16,545,000	16,545,000
Ravena-Coeymans-Selkirk CSD
BAN 2017		2.50%		08/17/18	9,000,000	9,109,203
West Islip UFSD
BAN 2017		2.15%		07/25/18	6,000,000	6,051,165
West Seneca
BAN 2017B		2.25%		07/26/18	13,000,000	13,122,801
						292,591,897
Ohio 0.2%
Franklin Cnty
RB (Trinity Health) Series 2013OH		0.85%		12/01/17	24,500,000	24,500,000
Ohio Higher Educational Facility Commission
Hospital RB (Cleveland Clinic Health System) Series 2008B5		0.87%		11/16/17	11,145,000	11,145,000
						35,645,000
Oregon 0.1%
Oregon Dept of Transportation
Highway User Tax Sr Lien RB Series 2007A (ESCROW)		4.50%		11/15/17	20,000,000	20,085,648
Pennsylvania 0.2%
Allegheny Cnty IDA
RB (St. Joseph High School) Series 2009 (LOC: PNC BANK NATIONAL ASSOCIATION)		1.20%		12/01/17	7,000,000	7,001,142
Pennsylvania Infrastructure Investment Auth
GO CP Series 2016A (LIQ: JPMORGAN CHASE BANK NA)		0.82%		10/03/17	1,000,000	1,000,000
GO CP Series 2016A (LIQ: JPMORGAN CHASE BANK NA)		0.87%		11/14/17	5,043,000	5,043,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Philadelphia
Airport Revenue CP Series A1&B1&C1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.92%		12/05/17	10,000,000	10,000,000
Airport Revenue CP Series B1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		1.00%		01/04/18	1,650,000	1,650,000
Airport Revenue CP Series B3 (LOC: WELLS FARGO BANK NA)		1.03%		01/30/18	4,600,000	4,600,000
						29,294,142
Tennessee 0.9%
Memphis
GO CP Series A (LIQ: MIZUHO BANK LTD)		0.86%		10/02/17	15,000,000	15,000,000
GO CP Series A (LIQ: MIZUHO BANK LTD)		0.87%		11/06/17	40,000,000	40,000,000
Metro Government of Nashville & Davidson Cnty
GO CP Notes Series B-1 (LIQ: JPMORGAN CHASE BANK NA)		0.91%		10/02/17	21,510,000	21,510,000
GO CP Notes Series B-1 (LIQ: JPMORGAN CHASE BANK NA)		0.90%		11/02/17	18,500,000	18,500,000
GO CP Series B2 (LIQ: MUFG UNION BANK NA)		0.92%		10/04/17	8,400,000	8,400,000
GO CP Series B2 (LOC: MUFG UNION BANK NA)		0.95%		10/11/17	15,000,000	15,000,000
Water & Sewer Revenue CP Series A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.90%		12/07/17	17,575,000	17,575,000
						135,985,000
Texas 4.4%
Austin
Combined Utility Systems CP Series A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.85%		10/05/17	8,275,000	8,275,000
Dallas Area Rapid Transit
Sr Sub Lien Sales Tax Revenue CP Series I		0.93%		10/05/17	10,000,000	10,000,000
Sr Sub Lien Sales Tax Revenue CP Series I		0.91%		11/21/17	35,000,000	35,000,000
Garland
Electric Utility System CP Series 2014 (LOC: WELLS FARGO BANK NA)		0.88%		10/10/17	22,395,000	22,395,000
Harris Cnty Cultural Education Facilities Finance Corp
Refunding RB (Methodist Hospital) Series 2009C-1		0.87%		11/16/17	5,000,000	5,000,000
Refunding RB (Methodist Hospital) Series 2009C1		0.86%		11/08/17	63,000,000	62,990,880
Refunding RB (Methodist Hospital) Series 2009C1		0.90%		11/21/17	17,000,000	16,997,450
Refunding RB (Methodist Hospital) Series 2009C2		0.87%		11/16/17	26,375,000	26,375,000
Houston
Airport System Sr Lien CP Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.92%		10/04/17	12,250,000	12,250,000
Airport System Sr Lien CP Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.98%		12/12/17	25,000,000	25,000,000
Combined Utility System 1st Lien Refunding RB Series 2007A (ESCROW)		5.00%		11/15/17	1,550,000	1,557,481
North East ISD
ULT CP Series A (LIQ: JPMORGAN CHASE BANK NA)		0.95%		10/23/17	35,000,000	35,000,000
ULT CP Series A (LIQ: JPMORGAN CHASE BANK NA)		0.88%		11/14/17	5,000,000	5,000,000
ULT CP Series A (LIQ: JPMORGAN CHASE BANK NA)		0.91%		12/05/17	5,000,000	5,000,000
Port of Port Arthur Navigation District
RB (BASF Corp) Series 2000A		1.00%		10/12/17	15,000,000	15,000,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
San Antonio
Water System CP Series A (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.98%		10/05/17	9,655,000	9,655,000
Water System CP Series A (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.92%		11/07/17	26,965,000	26,965,000
Water System CP Series A (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		1.02%		12/12/17	20,000,000	20,000,000
Texas
TRAN Series 2017		4.00%		08/30/18	197,525,000	203,021,126
Texas A&M Univ
CP Series B		0.89%		11/07/17	21,000,000	21,000,000
Texas Municipal Power Agency
CP Notes Series 2005 (LOC: BARCLAYS BANK PLC)		0.88%		10/24/17	53,115,000	53,115,000
Univ of Texas
Revenue Financing CP Series A		0.82%		10/11/17	8,700,000	8,700,000
Upper Trinity Regional Water District
CP Notes Series A (LOC: BANK OF AMERICA NA)		0.84%		10/02/17	10,050,000	10,050,000
						638,346,937
Utah 0.3%
Intermountain Power Agency
CP Series B (LIQ: BANK OF AMERICA NA)		0.92%		10/13/17	18,000,000	18,000,000
CP Series B (LIQ: BANK OF AMERICA NA)		0.89%		11/02/17	11,640,000	11,640,000
CP Series B (LIQ: BANK OF AMERICA NA)		0.94%		11/14/17	13,860,000	13,860,000
						43,500,000
Virginia 0.3%
Metropolitan Washington Airports Auth
2nd Sr Lien CP (Dulles Toll Road) Series 1 (LOC: JPMORGAN CHASE BANK NA)		0.92%		10/25/17	20,000,000	20,000,000
2nd Sr Lien CP (Dulles Toll Road) Series 1 (LOC: JPMORGAN CHASE BANK NA)		0.90%		11/20/17	9,000,000	9,000,000
2nd Sr Lien CP (Dulles Toll Road) Series 1 (LOC: JPMORGAN CHASE BANK NA)		0.91%		12/21/17	11,000,000	11,000,000
						40,000,000
Washington 0.3%
Port of Seattle
Sub Lien CP Series 2017B1 (LOC: BANK OF AMERICA NA)		0.97%		10/05/17	20,655,000	20,655,000
Port of Tacoma
Sub Lien Revenue CP Series 2002B (LOC: BANK OF AMERICA NA)		0.93%		10/13/17	25,000,000	25,000,000
						45,655,000
Wisconsin 0.8%
Wisconsin
GO CP Notes 2005A 2006A 2013A (LIQ: BMO HARRIS BANK NA)		0.91%		10/17/17	16,472,000	16,472,000
Transportation Revenue CP Notes (LIQ: STATE STREET BANK AND TRUST COMPANY)		0.97%		10/04/17	5,010,000	5,010,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Wisconsin Health & Educational Facilities Auth
RB (Aurora Health Care) Series 2008A (LOC: JPMORGAN CHASE BANK NA)		0.95%		02/05/18	27,600,000	27,600,000
RB (Aurora Health Care) Series 2008A (LOC: JPMORGAN CHASE BANK NA)		1.06%		05/03/18	23,000,000	23,000,000
RB (Aurora Health Care) Series 2008B (LOC: JPMORGAN CHASE BANK NA)		0.95%		03/05/18	40,000,000	40,000,000
						112,082,000
Total Fixed-Rate Municipal Securities
(Cost $2,739,816,519)						2,739,816,519

Variable-Rate Municipal Securities 81.3% of net assets
Alabama 2.1%
Alabama HFA
M/F Housing RB (Chapel Ridge Apts) Series 2005E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.09%		10/06/17	11,000,000	11,000,000
M/F Housing Refunding RB (Hunter Ridge Apts) Series 2005F (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.09%		10/06/17	10,550,000	10,550,000
Alabama Special Care Facility Financing Auth
RB (Ascension Health) Series 2016B (LIQ: MORGAN STANLEY BANK NA)	a,c	0.97%		10/06/17	2,390,000	2,390,000
Birmingham IDB
RB (Culton Properties) Series 2009A (LOC: FEDERAL HOME LOAN BANKS)	b	1.10%		10/06/17	2,455,000	2,455,000
Birmingham Water Works Board
Sr Water Refunding RB Series 2016A (LIQ: US BANK NA)	a,c	1.09%	10/05/17	10/19/17	4,170,000	4,170,000
Water RB Series 2011 (LIQ: BARCLAYS BANK PLC)	a,c	0.99%		10/06/17	7,185,000	7,185,000
Water Refunding RB Series 2015A (LIQ: ROYAL BANK OF CANADA)	a,c	0.99%		10/06/17	20,000,000	20,000,000
Dothan Downtown Redevelopment Auth
RB (Northside Mall) Series 2010 (LOC: US BANK NA)	b	1.00%		10/06/17	12,000,000	12,000,000
Millport IDA
IDRB (Steel Dust Recycling) Series 2007 (LOC: COMERICA BANK)	b	1.02%		10/06/17	4,525,000	4,525,000
IDRB (Steel Dust Recycling) Series 2011 (LOC: CITIBANK NA)	b	1.02%		10/06/17	10,000,000	10,000,000
Mobile Cnty IDA
Gulf Opportunity Zone RB (SSAB Alabama) Series 2010B (LOC: SWEDBANK AB)	b	0.98%		10/06/17	65,000,000	65,000,000
Gulf Opportunity Zone RB (SSAB Alabama) Series 2011 (LOC: NORDEA BANK AB)	b	0.98%		10/06/17	10,000,000	10,000,000
Recovery Zone Facility RB (SSAB Alabama) Series 2010A (LOC: SWEDBANK AB)	b	0.98%		10/06/17	30,000,000	30,000,000
Mobile Solid Waste Auth
RB (Waste Management/Chastang) Series 2003 (LOC: WELLS FARGO BANK NA)	b	0.98%		10/06/17	4,175,000	4,175,000
Montgomery Downtown Redevelopment Auth
RB (Southern Poverty Law Center) Series 2013	b	0.98%		10/06/17	15,000,000	15,000,000
North Sumter Solid Waste Auth
RB (Waste Mgmt/Emelle) Series 2003 (LOC: WELLS FARGO BANK NA)	b	0.97%		10/06/17	4,350,000	4,350,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Tuscaloosa Cnty IDA
Gulf Opportunity Zone Bonds (Hunt Refining) Series 2008C (LOC: BANK OF NOVA SCOTIA)	b	0.97%		10/06/17	50,000,000	50,000,000
Gulf Opportunity Zone Bonds (Hunt Refining) Series 2011J (LOC: BANK OF NOVA SCOTIA)	a,b	0.97%		10/06/17	18,440,000	18,440,000
Gulf Opportunity Zone RB (Hunt Refining) Series 2011I (LOC: BANK OF NOVA SCOTIA)	b	0.97%		10/06/17	4,400,000	4,400,000
Tuscaloosa Cnty Port Auth
RB (Midtown Village) Series 2006 (LOC: PNC BANK NATIONAL ASSOCIATION)	b	1.01%		10/06/17	23,000,000	23,000,000
						308,640,000
Alaska 0.0%
Alaska Student Loan Corp
Education Loan Refunding RB Sr Series 2012B1 (LOC: STATE STREET BANK AND TRUST COMPANY)	b	0.98%		10/06/17	5,180,000	5,180,000
Arizona 0.9%
Arizona Health Facilities Auth
RB (Banner Health) Series 2008AD & 2012A (LIQ: MORGAN STANLEY BANK NA)	a,c	0.97%		10/06/17	14,995,000	14,995,000
Maricopa Cnty IDA
M/F Housing Refunding RB (Las Gardenias Apts) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.99%		10/06/17	13,975,000	13,975,000
M/F Housing Refunding RB (Villas Solanas Apts) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.99%		10/06/17	8,300,000	8,300,000
RB (Banner Health) Series 2016A (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.96%		10/06/17	4,000,000	4,000,000
Solid Waste Disposal RB (Michael Pylman Dairy) Series 2005 (LOC: COBANK ACB)	b	1.02%		10/06/17	6,750,000	6,750,000
Mesa
Utility System Refunding RB Series 2006 (LOC: STATE STREET BANK AND TRUST COMPANY)	a,c	0.97%		10/05/17	39,000,000	39,000,000
Salt River Project Agricultural Improvement & Power District
Electric System Refunding RB Series 2016A (LIQ: US BANK NA)	a,c	0.99%		10/05/17	11,930,000	11,930,000
Yavapai Cnty IDA
RB (Skanon Investments Drake Cement) Series 2010A (LOC: CITIBANK NA)	b	1.00%		10/06/17	28,500,000	28,500,000
						127,450,000
Arkansas 0.2%
Arkansas Development Finance Auth
Solid Waste Disposal RB (Waste Management of Arkansas) Series 2003 (LOC: BANK OF AMERICA NA)	b	1.02%		10/06/17	15,000,000	15,000,000
Pulaski Cnty Public Facilities Board
M/F Housing Refunding RB (Markham Oaks & Indian Hills Apts) Series 2005 (LOC: FEDERAL HOME LOAN BANKS)	b	1.04%		10/06/17	5,320,000	5,320,000
M/F Housing Refunding RB (Waterford & Bowman Heights Apts) Series 2012 (LOC: FEDERAL HOME LOAN BANKS)	b	1.04%		10/06/17	6,450,000	6,450,000
						26,770,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
California 1.4%
Alameda Cnty IDA
RB (Golden West Paper Converting Corp) Series 2008A (LOC: BANK OF THE WEST)	b	1.06%		10/06/17	3,105,000	3,105,000
RB (Segale Brothers Wood Products) Series 2002 (LOC: BANK OF THE WEST)	b	1.03%		10/06/17	1,150,000	1,150,000
Berkeley Cnty SD
GO Bonds Series 2017A (LIQ: US BANK NA)	a,c	1.09%	10/05/17	11/16/17	3,000,000	3,000,000
California Educational Facilities Auth
RB (California Institute of Technology) Series 2009 (LIQ: MORGAN STANLEY BANK NA)	a,c	0.97%		10/06/17	3,300,000	3,300,000
California Health Facilities Financing Auth
RB (Kaiser Permanente) 2017A-2 (LIQ: CITIBANK NA)	a,c	0.96%		10/06/17	5,000,000	5,000,000
RB (Kaiser Permanente) Series 2017A (LIQ: BARCLAYS BANK PLC)	a,c	0.96%		10/06/17	9,000,000	9,000,000
RB (Kaiser Permanente) Series 2017A-2 (LIQ: CITIBANK NA)	a,c	0.96%		10/06/17	12,600,000	12,600,000
Refunding RB (Stanford Hospital) Series 2010B (LIQ: MORGAN STANLEY BANK NA)	a,c	0.97%		10/06/17	4,000,000	4,000,000
Refunding RB (Sutter Health) Series 2016B (LIQ: MORGAN STANLEY BANK NA)	a,c	0.97%		10/06/17	4,801,000	4,801,000
California Infrastructure & Economic Development Bank
IDRB (Kruger & Sons) Series 2002 (LOC: BANK OF THE WEST)	b	1.00%		10/06/17	2,100,000	2,100,000
California Pollution Control Financing Auth
RB (Hilmar Cheese) Series 2010 (LOC: COBANK ACB)	b	0.98%		10/06/17	4,410,000	4,410,000
Solid Waste Disposal RB (EDCO Disposal) Series 2004A (LOC: WELLS FARGO BANK NA)	b	1.04%		10/06/17	1,045,000	1,045,000
Solid Waste Disposal RB (Santa Clara Valley Industries) Series 1998A (LOC: COMERICA BANK)	b	1.09%		10/06/17	105,000	105,000
California Statewide Communities Development Auth
Gas Supply RB Series 2010B (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.10%)		1.04%	10/05/17	11/01/17	14,715,000	14,715,000
M/F Housing Refunding RB (Crossings at Madera) Series 2005B (LOC: CITIBANK NA)	b	0.99%		10/06/17	2,570,000	2,570,000
RB (Sutter Health) Series 2007A,2008B,2008C (LIQ: MORGAN STANLEY BANK NA)	a,c	0.97%		10/06/17	15,922,588	15,922,588
Contra Costa Cnty
M/F Mortgage RB (El Cerrito Royale) Series 1987A (LOC: BANK OF AMERICA NA)	b	1.04%		10/06/17	3,900,000	3,900,000
East Bay Municipal Utility District
Water Refunding RB Series 2012A (LIQ: CITIBANK NA)	a,c	0.98%		10/06/17	6,600,000	6,600,000
Water Sub RB Series 2005A (LIQ: CITIBANK NA)	a,c	0.98%		10/06/17	20,830,000	20,830,000
Jurupa USD
GO Bonds Series 2017B (LIQ: MORGAN STANLEY BANK NA)	a,c	0.96%		10/06/17	9,205,000	9,205,000
Long Beach USD
GO Bonds Series 2016A & 2008E (LIQ: MORGAN STANLEY BANK NA)	a,c	0.96%		10/06/17	11,160,000	11,160,000
Los Angeles Dept of Airports
Sr RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.02%		10/06/17	5,000,000	5,000,000
Marin Public Financing Auth
RB (Sausalito-Marin City Sanitary District) Series 2017 (LIQ: MORGAN STANLEY BANK NA)	a,c	0.96%		10/06/17	2,000,000	2,000,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New York City Municipal Water Finance Auth
Water & Sewer System 2nd General Resolution RB Fiscal 2015 Series FF (LIQ: MORGAN STANLEY BANK NA)	a,c	0.97%		10/06/17	4,000,000	4,000,000
Nuveen California Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: SOCIETE GENERALE SA)	a,b	1.14%		10/06/17	5,000,000	5,000,000
Variable Rate Demand Preferred Shares Series 4 (LOC: ROYAL BANK OF CANADA)	a,b	1.10%		10/06/17	5,400,000	5,400,000
Variable Rate Demand Preferred Shares Series 5 (LOC: CITIBANK NA)	a,b	1.09%		10/06/17	29,500,000	29,500,000
Variable Rate Demand Preferred Shares Series 6 (LOC: CITIBANK NA)	a,b	1.09%		10/06/17	4,200,000	4,200,000
Sacramento Cnty Housing Auth
M/F Housing RB (Sierra Sunrise Sr Apts) Series 2004D (LOC: CITIBANK NA)	b	0.99%		10/06/17	100,000	100,000
Union Elementary SD
GO Bonds Series C (LIQ: MORGAN STANLEY BANK NA)	a,c	0.96%		10/06/17	8,145,000	8,145,000
						201,863,588
Colorado 3.7%
Arapahoe Cnty
M/F Rental Housing Refunding RB (Hunter's Run) Series 2001 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	0.97%		10/06/17	10,125,000	10,125,000
Broomfield Urban Renewal Auth
Tax Increment RB Series 2005 (LOC: BNP PARIBAS SA)	b	1.02%		10/06/17	21,315,000	21,315,000
Colorado Agricultural Development Auth
RB (Hunter Ridge Dairy) Series 2013 (LOC: COBANK ACB)	b	1.05%		10/06/17	4,750,000	4,750,000
Colorado Educational & Cultural Facilities Auth
RB (Bethany Lutheran School) Series 2008 (LOC: US BANK NA)	b	0.98%		10/06/17	6,265,000	6,265,000
RB (The Presentation School) Series 2006 (LOC: MUFG UNION BANK NA)	b	0.97%		10/06/17	6,490,000	6,490,000
Colorado Health Facilities Auth
RB (Children's Hospital Colorado) Series 2016B (LOC: JPMORGAN CHASE BANK NA)	a,c	1.03%		10/02/17	16,750,000	16,750,000
RB (Sisters of Charity of Leavenworth Health) Series 2013A (LIQ: CITIBANK NA)	a,c	0.97%		10/06/17	3,700,000	3,700,000
RB (Sisters of Charity of Leavenworth Health) Series 2013A (LIQ: MORGAN STANLEY BANK NA)	a,c	0.97%		10/06/17	15,500,000	15,500,000
Colorado Housing & Finance Auth
Economic Development RB (Closet Factory) Series 2005A (LOC: FEDERAL HOME LOAN BANKS)	b	1.04%		10/06/17	2,300,000	2,300,000
S/F Mortgage Class I Bonds Series 2001AA2 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	b	0.96%		10/06/17	37,205,000	37,205,000
S/F Mortgage Class I Bonds Series 2002C3 (LIQ: BANK OF AMERICA NA)	b	1.00%		10/06/17	4,395,000	4,395,000
S/F Mortgage Class I Bonds Series 2006A3 (LIQ: FEDERAL HOME LOAN BANKS)	b	0.94%		10/06/17	19,385,000	19,385,000
S/F Mortgage Class I Bonds Series 2007A2 (LIQ: FEDERAL HOME LOAN BANKS)	b	1.00%		10/06/17	7,225,000	7,225,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Solid Waste Disposal RB (Waste Management) Series 2002 (LOC: JPMORGAN CHASE BANK NA)	b	1.02%		10/06/17	14,060,000	14,060,000
Solid Waste Disposal RB (Waste Management) Series 2003 (LOC: WELLS FARGO BANK NA)	b	1.02%		10/06/17	10,000,000	10,000,000
Colorado Springs
Utilities System RB Series 2013B1&B2 (LIQ: BARCLAYS BANK PLC)	a,c	0.97%		10/06/17	6,875,000	6,875,000
Utilities System Sub Lien RB Series 2000A (LIQ: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	b	1.00%		10/06/17	55,180,000	55,180,000
Utilities System Sub Lien RB Series 2006B (LIQ: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	b	0.96%		10/06/17	49,980,000	49,980,000
Denver
Airport System RB Series 2008C2 (LOC: ROYAL BANK OF CANADA)	a,c	1.01%		10/06/17	94,995,000	94,995,000
Airport System RB Series 2008C3 (LOC: ROYAL BANK OF CANADA)	a,c	1.01%		10/06/17	71,000,000	71,000,000
Wastewater Enterprise RB Series 2016 (LIQ: US BANK NA)	a,c	0.99%		10/05/17	10,985,000	10,985,000
Denver SD #1
GO Bonds Series 2017 (LIQ: CITIBANK NA)	a,c	0.97%		10/06/17	6,300,000	6,300,000
GO Refunding Bonds Series 2005A (LIQ: STATE STREET BANK AND TRUST COMPANY)	a,c	0.98%		10/05/17	23,000,000	23,000,000
Denver Water Board
Water RB Series 2017A (LIQ: US BANK NA)	a,c	1.09%	10/05/17	11/30/17	4,995,000	4,995,000
Lower Colorado River Auth
Transmission Contract Revolving RB (LCRA) Series D (LOC: ROYAL BANK OF CANADA)	a,c	0.97%		10/06/17	5,030,000	5,030,000
Sheridan Redevelopment Agency
Tax Increment Refunding RB (South Santa Fe Drive) Series 2011A1 (LOC: JPMORGAN CHASE BANK NA)	b	1.00%		10/06/17	3,090,000	3,090,000
Univ of Colorado Hospital Auth
Refunding RB Series 2017A (LIQ: CITIBANK NA)	a,c	0.98%		10/06/17	36,235,000	36,235,000
						547,130,000
Connecticut 0.1%
Connecticut Health & Educational Facilities Auth
RB (Trinity Health) Series 2016CT (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.95%		10/06/17	4,440,000	4,440,000
Connecticut HFA
Mortgage Finance RB Series 2017D-3 (LIQ: TD BANK NA)	b	0.98%		10/06/17	15,000,000	15,000,000
						19,440,000
Delaware 0.1%
Delaware Health Facilities Auth
RB (Christiana Care Health Services) Series 2008A	b	0.98%		10/02/17	25,000	25,000
New Castle Cnty
Airport Facility RB (FlightSafety) Series 2002	b	0.95%		10/06/17	5,185,000	5,185,000
Student Housing Refunding RB (Univ Courtyard Apt) Series 2005 (LOC: PNC BANK NATIONAL ASSOCIATION)	b	0.96%		10/06/17	16,640,000	16,640,000
						21,850,000
District of Columbia 0.8%
District of Columbia
GO Bonds Series 2008E (LIQ: BANK OF AMERICA NA)	a,c	0.97%		10/06/17	7,415,000	7,415,000
GO Bonds Series 2014C (LIQ: MORGAN STANLEY BANK NA)	a,c	0.97%		10/06/17	18,000,000	18,000,000
GO Refunding Bonds Series 2017A (LIQ: US BANK NA)	a,c	1.09%	10/05/17	11/30/17	3,020,000	3,020,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Income Tax Secured RB Series 2012C (LIQ: BARCLAYS BANK PLC)	a,c	0.96%		10/06/17	8,310,000	8,310,000
Income Tax Secured Refunding RB Series 2009A&B (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.96%		10/06/17	1,000,000	1,000,000
RB (American Psychological Assoc) Series 2003 (LOC: BANK OF AMERICA NA)	b	1.05%		10/06/17	1,715,000	1,715,000
District of Columbia HFA
M/F Housing RB (Park 7 at Minnesota Benning) Series 2012 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.00%		10/06/17	5,000,000	5,000,000
M/F Housing RB (The Yards) Series 2012 (LOC: FEDERAL HOME LOAN BANKS)	b	1.01%		10/06/17	4,250,000	4,250,000
District of Columbia Water & Sewer Auth
Public Utility RB Series 1998 (LIQ: CITIBANK NA)	a,c	0.98%		10/06/17	6,200,000	6,200,000
Public Utility Sr Lien RB Series 2009A (ESCROW) (LIQ: BANK OF AMERICA NA)	a,c	0.98%		10/06/17	9,620,000	9,620,000
Public Utility Sr Lien RB Series 2009A (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	a,c	0.97%		10/06/17	9,130,000	9,130,000
Public Utility Sr Lien RB Series 2017A (LIQ: MORGAN STANLEY BANK NA)	a,c	0.97%		10/06/17	6,680,000	6,680,000
Public Utility Sr Lien RB Series 2017A (LIQ: US BANK NA)	a,c	1.09%	10/05/17	11/30/17	9,770,000	9,770,000
Public Utility Sub Lien RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.96%		10/06/17	28,025,000	28,025,000
						118,135,000
Florida 4.6%
Alachua Cnty Housing Finance Auth
M/F Housing RB (Univ Cove Apts) Series 2001 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.00%		10/06/17	6,090,000	6,090,000
Brevard Cnty HFA
M/F Housing RB (Timber Trace Apts) Series 2007 (LOC: CITIBANK NA)	b	1.00%		10/06/17	9,430,000	9,430,000
M/F Housing RB (Wickham Club Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.00%		10/06/17	5,595,000	5,595,000
Broward Cnty
Port Facilities Sub Refunding RB (Port Everglades) Series 2008 (LOC: ROYAL BANK OF CANADA)	b	0.98%		10/06/17	1,900,000	1,900,000
Broward Cnty HFA
M/F Housing RB (Cypress Grove Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.01%		10/06/17	31,230,000	31,230,000
M/F Housing RB (Palms of Deerfield Beach Apts) Series 2006 (LOC: CITIBANK NA)	b	1.00%		10/06/17	3,645,000	3,645,000
M/F Housing RB (Sailboat Bend Artist Lofts) Series 2006 (LOC: CITIBANK NA)	b	1.00%		10/06/17	1,300,000	1,300,000
Capital Trust Agency
Housing Refunding RB (Atlantic Housing Fdn) Series 2008A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.99%		10/06/17	55,470,000	55,470,000
Clearwater
Water & Sewer Refunding RB Series 2017 (LIQ: US BANK NA)	a,c	1.09%	10/05/17	11/30/17	4,475,000	4,475,000
Collier Cnty HFA
M/F Housing RB (Brittany Bay Apts) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.02%		10/06/17	3,800,000	3,800,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Duval Cnty Housing Finance Auth
M/F Mortgage RB (Camri Green Apts) Series 2003 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.01%		10/06/17	7,700,000	7,700,000
Florida
Public Education Capital Outlay Bonds Series 2016G (LIQ: US BANK NA)	a,c	0.99%		10/05/17	2,500,000	2,500,000
Florida Dept of Transportation
Bridge Construction Bonds Series 2017A (LIQ: US BANK NA)	a,c	0.99%		10/05/17	11,000,000	11,000,000
Turnpike Refunding RB Series 2016C (LIQ: US BANK NA)	a,c	0.99%		10/05/17	2,400,000	2,400,000
Florida Housing Finance Corp
Housing RB (Brentwood Club of Millenia Blvd Apts) Series 2002A1 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.02%		10/06/17	10,545,000	10,545,000
Housing RB (Heritage Pointe Apts) Series 1999I1 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.00%		10/06/17	9,130,000	9,130,000
Housing RB (Stuart Pointe Apts) Series 2003B1 (LOC: SUNTRUST BANK)	b	1.02%		10/06/17	7,150,000	7,150,000
Housing RB (Timberline Apts) Series 1999P (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.96%		10/06/17	5,535,000	5,535,000
M/F Mortgage RB (Boynton Bay Apts) Series 2007I (LOC: CITIBANK NA)	b	1.00%		10/06/17	1,700,000	1,700,000
M/F Mortgage RB (BridgeWater Club Apts) Series 2002L1 (LOC: SUNTRUST BANK)	b	1.02%		10/06/17	6,370,000	6,370,000
M/F Mortgage RB (Clear Harbor Apts) Series 2007H (LOC: CITIBANK NA)	b	1.02%		10/06/17	3,195,000	3,195,000
M/F Mortgage RB (Cutler Riverside Apts) Series 2008I (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	0.98%		10/06/17	9,900,000	9,900,000
M/F Mortgage RB (Lakeshore Apts) Series 2004H (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.00%		10/06/17	7,500,000	7,500,000
M/F Mortgage RB (Spring Haven Apts) Series 2004F (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.00%		10/06/17	6,000,000	6,000,000
M/F Mortgage RB (Spring Haven Apts) Series 2006G (LOC: CITIBANK NA)	b	1.02%		10/06/17	3,460,000	3,460,000
M/F Mortgage RB (St. Andrews Pointe Apts) Series 2003E1 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.02%		10/06/17	6,815,000	6,815,000
M/F Mortgage RB (Stone Harbor Apts) Series 2003K (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.02%		10/06/17	5,420,000	5,420,000
M/F Mortgage Refunding RB (Grand Reserve at Lee Vista) Series 2004L (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	0.97%		10/06/17	14,510,000	14,510,000
M/F Mortgage Refunding RB (Grand Reserve at Maitland Park) Series 2004M (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	0.97%		10/06/17	16,075,000	16,075,000
Florida State Board of Education
GO Refunding Bonds Series 2017A (LIQ: US BANK NA)	a,c	1.09%	10/05/17	12/14/17	5,000,000	5,000,000
Public Education Capital Outlay Refunding Bonds Series 2017B (LIQ: US BANK NA)	a,c	1.09%	10/05/17	12/21/17	3,650,000	3,650,000
Greater Orlando Aviation Auth
Airport Facility RB Series 2003A	b	0.98%		10/06/17	18,285,000	18,285,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Hillsborough Cnty HFA
M/F Housing RB (Lake Kathy Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.00%		10/06/17	19,870,000	19,870,000
M/F Housing RB (Meridian Pointe Apts) Series 2005 (LOC: CITIBANK NA)	b	1.00%		10/06/17	6,125,000	6,125,000
Hillsborough Cnty IDA
RB (Independent Day School) Series 2000 (LOC: BANK OF AMERICA NA)	b	1.18%		10/06/17	600,000	600,000
Jacksonville HFA
M/F Housing RB (Hartwood Apts) Series 2006 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.01%		10/06/17	3,635,000	3,635,000
JEA
Electric System RB Series 2012B (LIQ: ROYAL BANK OF CANADA)	a,c	0.97%		10/06/17	5,000,000	5,000,000
Manatee Cnty Housing Finance Auth
M/F Housing RB (Village At Cortez Apts) Series 2003 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.01%		10/06/17	6,900,000	6,900,000
Mecklenburg Cnty
GO Bonds Series 2017A (LIQ: US BANK NA)	a,c	1.09%	10/05/17	12/14/17	5,600,000	5,600,000
Miami-Dade Cnty
GO Bonds Series 2008B1 (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.96%		10/06/17	5,300,000	5,300,000
Miami-Dade Cnty IDA
Airport Facility RB (FlightSafety) Series 1999A	b	0.98%		10/06/17	20,210,000	20,210,000
Airport Facility RB (FlightSafety) Series 1999B	b	0.98%		10/06/17	20,230,000	20,230,000
Ocean Highway & Port Auth
RB Series 1990 (LOC: WELLS FARGO BANK NA)	b	0.98%		10/06/17	8,000,000	8,000,000
Orange Cnty HFA
M/F Housing RB (Charleston Club Apts) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.02%		10/06/17	10,130,000	10,130,000
M/F Housing RB (Landings on Millenia Blvd Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.96%		10/06/17	11,650,000	11,650,000
M/F Housing RB (Laurel Oaks Apts II) Series 2007H (LOC: FEDERAL HOME LOAN BANKS)	b	1.01%		10/06/17	7,250,000	7,250,000
M/F Housing RB (Laurel Oaks Apts) Series 2007G (LOC: FEDERAL HOME LOAN BANKS)	b	1.01%		10/06/17	7,850,000	7,850,000
M/F Housing RB (Lee Vista Club Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.96%		10/06/17	12,800,000	12,800,000
M/F Housing RB (Mystic Cove Apts) Series 2002E (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.96%		10/06/17	7,725,000	7,725,000
M/F Housing RB (The Cove At Lady Lake Apts) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.96%		10/06/17	8,285,000	8,285,000
Orange Cnty IDA
RB (Foundation Academy of Winter Garden) Series 2007 (LOC: FEDERAL HOME LOAN BANKS)	b	1.03%		10/06/17	7,890,000	7,890,000
Orlando-Orange Cnty Expressway Auth
RB Series 2007A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	a,c	0.98%		10/06/17	143,340,000	143,340,000
Palm Beach Cnty HFA
M/F Housing RB (Palm Gardens Apts) Series 2007 (LOC: CITIBANK NA)	b	0.96%		10/06/17	2,810,000	2,810,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Palm Beach Cnty Housing Auth
M/F Housing RB (Azalea Place Apts) Series 1999A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.01%		10/06/17	4,506,000	4,506,000
Palm Beach Cnty Solid Waste Auth
RB Series 2009 (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.96%		10/06/17	4,550,000	4,550,000
Pinellas Cnty Educational Facility Auth
Refunding RB (Barry Univ) Series 2007 (LOC: BANK OF AMERICA NA)	b	1.03%		10/06/17	6,630,000	6,630,000
Sarasota Cnty
RB (Planned Parenthood) Series 2007 (LOC: BMO HARRIS BANK NA)	b	0.99%		10/06/17	760,000	760,000
South Miami Health Facilities Auth
Hospital RB (Baptist Health Sout Florida) Series 2007 (LIQ: DEUTSCHE BANK AG)	a,c	0.99%		10/06/17	3,360,000	3,360,000
Hospital RB (Baptist Health South Florida) Series 2007 (LIQ: CREDIT SUISSE AG)	a,c	0.97%		10/06/17	15,000,000	15,000,000
Hospital RB (Baptist Health South Florida) Series 2007 (LIQ: MORGAN STANLEY BANK NA)	a,c	0.97%		10/06/17	17,000,000	17,000,000
Hospital RB (Baptist Health South Florida) Series 2007 (LIQ: ROYAL BANK OF CANADA)	a,c	1.00%		10/06/17	6,665,000	6,665,000
Tampa Bay Water
Utility System RB Series 2013 (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.96%		10/06/17	5,000,000	5,000,000
Volusia Cnty HFA
M/F Housing RB (Cape Morris Cove Apts) Series 2007A (LOC: FEDERAL HOME LOAN BANKS)	b	1.00%		10/06/17	6,140,000	6,140,000
						677,586,000
Georgia 3.2%
Atlanta
Water & Wastewater Refunding RB Series 2015 (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.96%		10/06/17	12,500,000	12,500,000
Water & Wastewater Refunding RB Series 2015 (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.97%		10/06/17	6,665,000	6,665,000
Water & Wastewater Refunding RB Series 2015 (LIQ: MORGAN STANLEY BANK NA)	a,c	0.97%		10/06/17	24,500,000	24,500,000
Water & Wastewater Refunding RB Series 2015 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a,c	0.97%		10/06/17	31,765,000	31,765,000
Water & WasteWater Refunding RB Series 2017A (LIQ: BARCLAYS BANK PLC)	a,c	0.97%		10/06/17	10,475,000	10,475,000
Water & Wastewater Refunding RB Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.96%		10/06/17	4,660,000	4,660,000
Atlanta Housing Auth
M/F Housing RB (Villages of East Lake II) Series 1999 (LOC: BANK OF AMERICA NA)	b	1.09%		10/06/17	7,140,000	7,140,000
Atlanta Urban Residential Finance Auth
M/F Housing RB (M St Apts) Series 2003 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.04%		10/06/17	27,135,000	27,135,000
M/F Housing RB (New Community at East Lake) Series 1996 (LOC: BANK OF AMERICA NA)	b	1.19%		10/06/17	4,900,000	4,900,000
Columbia Cnty Development Auth
M/F Housing RB (Westwood Club Apts) Series 2002 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.02%		10/06/17	7,575,000	7,575,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Dekalb Cnty Housing Auth
M/F Housing RB (Chapel Run Apts) Series 2002 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.01%		10/06/17	7,160,000	7,160,000
M/F Housing RB (Highland Place Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	0.99%		10/06/17	15,800,000	15,800,000
M/F Housing RB (Villas of Friendly Heights Apt) Series 2001 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.00%		10/06/17	6,860,000	6,860,000
East Point Housing Auth
M/F Housing RB (Eagles Creste Apts) Series 2003 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.09%		10/06/17	12,525,000	12,525,000
M/F Housing RB (Village Highlands Apts) Series 2004 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.03%		10/06/17	9,900,000	9,900,000
Fulton Cnty
GO Library Bonds Series 2017 (LIQ: US BANK NA)	a,c	0.99%		10/05/17	9,435,000	9,435,000
Fulton Cnty Development Auth
RB (Children's Healthcare of Atlanta) Series 2008 (LIQ: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	b	0.97%		10/06/17	30,225,000	30,225,000
Lawrenceville Housing Auth
M/F Housing RB (Chatham Club Apts) Series 2002 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.01%		10/06/17	6,400,000	6,400,000
Loganville Housing Auth
M/F Housing Refunding RB (Alexander Crossing Apts) Series 2007 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	0.98%		10/06/17	12,345,000	12,345,000
Macon Water Auth
Water & Sewer RB Series 2012	b	0.97%		10/06/17	4,000,000	4,000,000
Main St Natural Gas
RB Series 2010A1 (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.10%)		1.04%	10/05/17	12/01/17	94,520,000	94,520,000
RB Series 2010A2 (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.10%)		1.04%	10/05/17	12/01/17	32,390,000	32,390,000
Marietta Housing Auth
M/F Housing RB (Walton Village Apts) Series 2005 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.08%		10/06/17	14,300,000	14,300,000
McDonough Housing Auth
M/F Housing RB (Ashley Woods Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.00%		10/06/17	6,300,000	6,300,000
Metropolitan Atlanta Rapid Transit Auth
Sales Tax Refunding RB Series 2017C (LIQ: US BANK NA)	a,c	1.09%	10/05/17	11/16/17	8,035,000	8,035,000
Paulding Cnty Hospital Auth
Revenue Anticipation Certifiicate (WellStar Health) Series 2012B (LOC: BANK OF AMERICA NA)	b	0.98%		10/06/17	44,850,000	44,850,000
Savannah Economic Development Auth
Exempt Facility RB (Home Depot) Series 1995B (LOC: SUNTRUST BANK)	b	1.02%		10/06/17	4,000,000	4,000,000
Winder-Barrow Cnty Jt Development Auth
IDRB (Price Companies) Series 2007 (LOC: BANK OF AMERICA NA)	b	1.20%		10/06/17	4,450,000	4,450,000
Worth Cnty IDA
Refunding IDRB (Seabrook Peanut) Series 1996B (LOC: FEDERAL HOME LOAN BANKS)	b	1.03%		10/06/17	1,900,000	1,900,000
						462,710,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Hawaii 0.2%
Hawaii
GO Bonds Series 2011DZ (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.96%		10/06/17	5,000,000	5,000,000
GO Bonds Series 2012A (LIQ: ROYAL BANK OF CANADA)	a,c	0.97%		10/06/17	6,665,000	6,665,000
GO Bonds Series 2017FK (LIQ: US BANK NA)	a,c	0.99%		10/05/17	8,660,000	8,660,000
Honolulu
GO Bonds Series 2016A (LIQ: US BANK NA)	a,c	0.99%		10/05/17	7,000,000	7,000,000
						27,325,000
Idaho 0.1%
Cassia Cnty IDC
IDRB (East Valley Cattle) Series 2006 (LOC: COOPERATIEVE RABOBANK UA)	b	1.02%		10/06/17	6,460,000	6,460,000
IDRB (Oak Valley Heifers) Series 2007 (LOC: COOPERATIEVE RABOBANK UA)	b	1.02%		10/06/17	1,600,000	1,600,000
Idaho Housing & Finance Assoc
M/F Hsg RB (Traditions at Boise Apts) Series 2011A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	0.96%		10/06/17	1,000,000	1,000,000
Power Cnty IDA
Solid Waste Disposal RB (J.R. Simplot Co) Series 2012 (LOC: COOPERATIEVE RABOBANK UA)	b	1.11%		10/06/17	10,000,000	10,000,000
						19,060,000
Illinois 4.8%
Aurora
M/F Housing Refunding RB (Covey at Fox Valley Apts) Series 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.97%		10/06/17	12,410,000	12,410,000
Carol Stream
M/F Housing Refunding RB (St. Charles Square) Series 1997 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.96%		10/06/17	8,315,000	8,315,000
Chicago
M/F Housing RB (Churchview Supportive Living Facility) Series 2003 (LOC: BMO HARRIS BANK NA)	b	0.98%		10/06/17	5,625,000	5,625,000
M/F Housing RB (Lincoln Village Sr Apts) Series 2006 (LOC: BMO HARRIS BANK NA)	b	1.01%		10/06/17	4,637,000	4,637,000
M/F Housing RB (Renaissance Place Apts) Series 2007 (LOC: BMO HARRIS BANK NA)	b	0.98%		10/06/17	1,075,000	1,075,000
M/F Housing RB (Renaissance St Luke) Series 2004A (LOC: BMO HARRIS BANK NA)	b	0.98%		10/06/17	3,130,000	3,130,000
M/F Housing RB (Renaissance St Luke) Series 2008 (LOC: BMO HARRIS BANK NA)	b	0.98%		10/06/17	8,330,000	8,330,000
Midway Airport 2nd Lien RB Series 2004C1 (LOC: BANK OF MONTREAL)	b	0.97%		10/06/17	52,830,000	52,830,000
Midway Airport 2nd Lien RB Series 2004C2 (LOC: BANK OF MONTREAL)	b	0.97%		10/06/17	18,185,000	18,185,000
Midway Airport 2nd Lien Refunding RB Series 2014C (LOC: BARCLAYS BANK PLC)	b	0.98%		10/06/17	50,000,000	50,000,000
OHare General Airport 3rd Lien RB Series 2005C (LOC: BANK OF AMERICA NA)	b	0.98%		10/06/17	4,000,000	4,000,000
OHare Special Facility RB (Air France-KLM) Series 1990 (LOC: SOCIETE GENERALE SA)	b	0.97%		10/06/17	19,000,000	19,000,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Glendale Heights
M/F Housing Refunding RB (Glendale Lakes) Series 2000 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	0.97%		10/06/17	14,845,000	14,845,000
Illinois Finance Auth
IDRB (Bison Gear & Engineering) Series 2010 (LOC: BMO HARRIS BANK NA)	b	0.98%		10/06/17	3,840,000	3,840,000
IDRB (Kenall Manufacturing) Series 2008 (LOC: BMO HARRIS BANK NA)	b	0.98%		10/06/17	1,845,000	1,845,000
M/F Housing RB (Autumn Ridge Apts) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.00%		10/06/17	5,380,000	5,380,000
M/F Housing RB (New Vistas II Apts) Series 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.00%		10/06/17	8,185,000	8,185,000
M/F Housing RB (West Chicago Sr Apts) Series 2003 (LOC: CITIBANK NA)	b	1.02%		10/06/17	5,900,000	5,900,000
Qualified Residential Rental Bonds (River Oaks) Series 1989 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.01%		10/06/17	32,000,000	32,000,000
RB (F.C. Harris Pavilion) Series 1994 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.01%		10/06/17	22,310,000	22,310,000
RB (Korex) Series 1990 (LOC: NORTHERN TRUST COMPANY (THE))	b	1.04%		10/06/17	4,000,000	4,000,000
RB (Lake Forest College) Series 2008 (LOC: NORTHERN TRUST COMPANY (THE))	b	0.99%		10/06/17	2,500,000	2,500,000
RB (Murphy Machine Products) Series 2008 (LOC: BANK OF AMERICA NA)	b	1.07%		10/06/17	1,715,000	1,715,000
RB (North Shore Country Day School) Series 2003 (LOC: BMO HARRIS BANK NA)	b	1.04%		10/06/17	8,350,000	8,350,000
RB (Northwestern Memorial Healthcare) Series 2013 (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.96%		10/06/17	16,280,000	16,280,000
RB (Northwestern Memorial Hospital) Series 2009A (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.96%		10/06/17	6,000,000	6,000,000
RB (Richard H. Driehaus Museum) Series 2005 (LOC: NORTHERN TRUST COMPANY (THE))	b	0.99%		10/06/17	3,800,000	3,800,000
RB (Univ of Chicago Medical Center) Series 2016B (LIQ: BARCLAYS BANK PLC)	a,c	0.96%		10/06/17	32,425,000	32,425,000
RB (Univ of Chicago) Series 2013A (LIQ: MORGAN STANLEY BANK NA)	a,c	0.97%		10/06/17	3,760,000	3,760,000
RB (Univ of Chicago) Series 2015A (LIQ: BARCLAYS BANK PLC)	a,c	0.96%		10/06/17	23,200,000	23,200,000
RB (Univ of Chicago) Series 2015A (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.96%		10/06/17	13,350,000	13,350,000
Refunding RB (North Shore Univ Health) Series 2010 (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.96%		10/06/17	3,000,000	3,000,000
Solid Waste Disposal RB (Waste Management) Series 2003 (LOC: WELLS FARGO BANK NA)	b	1.02%		10/06/17	30,000,000	30,000,000
Illinois Housing Development Auth
M/F Housing RB (Galesburg Towers) Series 2005 (LOC: BMO HARRIS BANK NA)	b	1.25%		10/06/17	3,325,000	3,325,000
M/F Housing RB (Pontiac Towers) Series 2005 (LOC: BMO HARRIS BANK NA)	b	1.20%		10/06/17	3,000,000	3,000,000
Illinois Toll Highway Auth
Sr Priority RB Series 2007A1B (LOC: BANK OF AMERICA NA)	b	1.00%		10/06/17	24,100,000	24,100,000
Sr Priority RB Series 2007A2D (LOC: BANK OF AMERICA NA)	b	1.00%		10/06/17	1,375,000	1,375,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Sr RB Series 2007A1A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	b	1.00%		10/06/17	15,000,000	15,000,000
Sr RB Series 2007A2B (LOC: PNC BANK NATIONAL ASSOCIATION)	b	1.00%		10/06/17	10,000,000	10,000,000
Sr RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.96%		10/06/17	10,730,000	10,730,000
Sr RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.97%		10/06/17	9,745,000	9,745,000
Sr RB Series 2014D (LIQ: ROYAL BANK OF CANADA)	a,c	0.99%		10/06/17	4,170,000	4,170,000
Sr RB Series 2015A (LIQ: MORGAN STANLEY BANK NA)	a,c	0.98%		10/06/17	10,435,000	10,435,000
Sr RB Series 2015B (LIQ: CITIBANK NA)	a,c	0.97%		10/06/17	1,140,000	1,140,000
Sr RB Series 2015B (LIQ: MORGAN STANLEY BANK NA)	a,c	0.97%		10/06/17	7,339,500	7,339,500
Sr Refunding RB Series 2008A1B (LIQ: ROYAL BANK OF CANADA)	a,c	0.97%		10/06/17	35,000,000	35,000,000
Sr Refunding RB Series 2016A (LIQ: CITIBANK NA)	a,c	0.97%		10/06/17	2,780,000	2,780,000
Illlinois Development Finance Auth
Solid Waste Disposal RB (Waste Management) Series 2002 (LOC: JPMORGAN CHASE BANK NA)	b	1.02%		10/06/17	20,000,000	20,000,000
Lake Cnty
IDRB (Northpoint Assoc) Series 1994 (LOC: NORTHERN TRUST COMPANY (THE))	b	0.98%		10/06/17	4,800,000	4,800,000
M/F Housing RB (Whispering Oaks Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.00%		10/06/17	2,000,000	2,000,000
Lisle
M/F Housing RB (Ashley of Lisle) Series 1985 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.00%		10/06/17	27,000,000	27,000,000
McCook
RB (Illinois St Andrew Society) Series 1996A (LOC: NORTHERN TRUST COMPANY (THE))	b	1.02%		10/06/17	2,200,000	2,200,000
Metropolitan Water Reclamation District of Greater Chicago
ULT GO Bonds Series 2014A&B (LIQ: TORONTO-DOMINION BANK/THE)	a,c	1.01%		10/06/17	2,945,000	2,945,000
ULT GO Bonds Series 2014A&C (LIQ: MORGAN STANLEY BANK NA)	a,c	1.04%		10/06/17	35,530,000	35,530,000
ULT GO Bonds Series 2016C (LIQ: BARCLAYS BANK PLC)	a,c	1.02%		10/06/17	11,625,000	11,625,000
Palatine
Special Facility RB (Little City for Community Development) Series 1998 (LOC: FEDERAL HOME LOAN BANKS)	b	1.04%		10/06/17	5,000,000	5,000,000
St. Clair Cnty
IDRB (Winchester Apts) Series 1994 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.96%		10/06/17	15,050,000	15,050,000
						694,511,500
Indiana 1.5%
Gibson Cnty
Pollution Control RB (Toyota Motor Manufacturing) Series 1997	b	0.99%		10/06/17	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 1998	b	0.99%		10/06/17	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 1999A	b	0.99%		10/06/17	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 2000A	b	0.99%		10/06/17	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 2001B	b	0.99%		10/06/17	20,000,000	20,000,000
Hammond
Solid Waste Disposal Refunding RB (Cargill) Series 2005	b	1.02%		10/06/17	39,000,000	39,000,000
Indiana Development Finance Auth
Solid Waste Disposal RB (Waste Management) Series 2002A (LOC: JPMORGAN CHASE BANK NA)	b	1.02%		10/06/17	25,000,000	25,000,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Indiana Finance Auth
Economic Development RB (Cargill) Series 2011	b	0.97%		10/06/17	15,000,000	15,000,000
Health System RB (Franciscan Alliance) Series 2016 (LIQ: TORONTO-DOMINION BANK/THE)	a,c	0.98%		10/06/17	2,500,000	2,500,000
Health System RB (Sisters of St Francis Health) Series 2009A (LIQ: BANK OF AMERICA NA)	a,c	0.92%		10/06/17	10,000,000	10,000,000
Refunding RB (Trinity Health) Series 2009A & 2010B (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.97%		10/06/17	16,750,000	16,750,000
Indianapolis
M/F Housing RB (Nora Pines Apts) Series 2001 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.99%		10/06/17	8,575,000	8,575,000
Jasper Cnty
Economic Development RB (HGI Dairy) Series 2002 (LOC: AGRIBANK FCB)	b	1.02%		10/06/17	5,275,000	5,275,000
Lafayette
Solid Waste Disposal RB (Tate & Lyle Ingredients) Series 2006 (LOC: COOPERATIEVE RABOBANK UA)	b	1.06%		10/06/17	24,200,000	24,200,000
Michigan City
M/F Housing RB (Garden Estates West Apts) Series 2006 (LOC: BMO HARRIS BANK NA)	b	0.98%		10/06/17	5,210,000	5,210,000
St. Joseph Cnty
RB (Western Manor Apts) Series 1997C (LOC: FEDERAL HOME LOAN BANKS)	b	1.18%		10/06/17	1,820,000	1,820,000
						213,330,000
Iowa 1.6%
Iowa
Special Obligation Bonds Series 2009A (ESCROW) (LIQ: BARCLAYS BANK PLC)	a,c	1.02%		10/06/17	8,200,000	8,200,000
Iowa Board of Regents
RB (Univ of Iowa Hospitals) Series 2012 (LIQ: ROYAL BANK OF CANADA)	a,c	0.97%		10/06/17	21,000,000	21,000,000
Iowa Finance Auth
Health Facilities RB (UnityPoint Health) Series 2013B2 (LOC: MUFG UNION BANK NA)	b	0.99%		10/06/17	15,095,000	15,095,000
M/F Housing RB (Country Club Village) Series 2006 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.00%		10/06/17	9,955,000	9,955,000
Midwestern Disaster Area RB (Cargill) Series 2009A	b	0.96%		10/06/17	68,400,000	68,400,000
Midwestern Disaster Area RB (Cargill) Series 2009B	b	0.97%		10/06/17	20,078,000	20,078,000
Midwestern Disaster Area RB (Cargill) Series 2011A	b	0.96%		10/06/17	27,100,000	27,100,000
Midwestern Disaster Area RB (Cargill) Series 2012A	b	0.97%		10/06/17	60,300,000	60,300,000
Midwestern Disaster Area RB (Geneseo Communications) Series 2012 (LOC: US BANK NA)	b	0.96%		10/06/17	11,200,000	11,200,000
						241,328,000
Kansas 1.0%
Burlington
Environmental Improvement Refunding RB (Kansas City Power & Light Co) Series 2007A (LOC: MIZUHO BANK LTD)	b	1.03%		10/06/17	36,050,000	36,050,000
Environmental Improvement Refunding RB (Kansas City Power & Light Co) Series 2007B (LOC: MIZUHO BANK LTD)	b	1.03%		10/06/17	50,750,000	50,750,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Kansas City
Water RB Series 2017A (LIQ: US BANK NA)	a,c	1.09%	10/05/17	11/30/17	8,605,000	8,605,000
Kansas Department of Transportation
Highway RB Series 2015B (LIQ: CITIBANK NA)	a,c	0.97%		10/06/17	1,600,000	1,600,000
Kansas Development Finance Auth
M/F Housing RB (Boulevard Apts) Series 2008B (LOC: US BANK NA)	b	1.02%		10/06/17	9,900,000	9,900,000
M/F Housing RB (Springhill Apts) Series 2004B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.00%		10/06/17	9,285,000	9,285,000
M/F Housing Refunding RB (Chesapeake Apts) Series 2000M (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	0.97%		10/06/17	11,500,000	11,500,000
RB (Sisters of Charity of Leavenworth Health) Series 2010A (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.97%		10/06/17	12,715,000	12,715,000
						140,405,000
Kentucky 1.4%
Carroll Cnty
Environmental Facilities Refunding RB (Kentucky Utilities) Series 2006B (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)	b	1.00%		10/06/17	20,000,000	20,000,000
Solid Waste Disposal Revenue & Refunding RB (Celotex) Series 2000 (LOC: BANK OF AMERICA NA)	b	0.98%		10/06/17	15,790,000	15,790,000
Hopkins Cnty
Industrial Building RB (J-Lok Corp) Series 2007 (LOC: PNC BANK NATIONAL ASSOCIATION)	b	1.02%		10/01/17	250,000	250,000
Hopkinsville
IDRB (Riken Elastomers Corp) Series 2007A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)	b	0.98%		10/06/17	5,500,000	5,500,000
IDRB (Riken Elastomers Corp) Series 2013A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)	b	0.98%		10/06/17	5,000,000	5,000,000
Kentucky Higher Ed Student Loan Corp
RB Sr Series 2008A2 (LOC: STATE STREET BANK AND TRUST COMPANY)	b	1.05%		10/06/17	43,525,000	43,525,000
Student Loan RB Sr Series 2008A1 (LOC: STATE STREET BANK AND TRUST COMPANY)	b	1.05%		10/06/17	42,620,000	42,620,000
Kentucky Housing Corp
M/F Housing RB (Highlands Court Apts) Series 2007 (LOC: PNC BANK NATIONAL ASSOCIATION)	b	1.05%		10/06/17	3,500,000	3,500,000
M/F Mortgage RB (Overlook Terraces Apts) Series 2008A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.02%		10/06/17	5,050,000	5,050,000
Kentucky Sanitation Dist #1
Refunding RB Series 2016 (LIQ: US BANK NA)	a,c	1.09%	10/05/17	10/19/17	24,385,000	24,385,000
Logan Cnty
Solid Waste Disposal RB (Waste Management) Series 2003 (LOC: PNC BANK NATIONAL ASSOCIATION)	b	1.01%		10/06/17	7,450,000	7,450,000
Louisville & Jefferson Cnty Metro Sewer District
Sewer & Drainage System RB Series 2017A (LIQ: US BANK NA)	a,c	0.99%		10/05/17	6,000,000	6,000,000
Minor Lane Heights
Solid Waste Disposal RB (Waste Management of Kentucky) Series 2003 (LOC: PNC BANK NATIONAL ASSOCIATION)	b	1.01%		10/06/17	11,000,000	11,000,000
Shelbyville
IDRB (NIFCO North America) Series 2008A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)	b	0.98%		10/06/17	10,000,000	10,000,000
						200,070,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Louisiana 0.6%
Ascension Parish IDB
RB (BASF SE) Series 2009	b	1.04%		10/06/17	5,000,000	5,000,000
Calcasieu Parish IDB
Refunding RB (Hydroserve Westlake) Series 1999 (LOC: JPMORGAN CHASE BANK NA)	b	1.01%		10/06/17	5,100,000	5,100,000
Louisiana HFA
M/F Housing RB (Belmont Village Apts) Series 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	0.99%		10/06/17	8,290,000	8,290,000
M/F Housing RB (Jefferson Lakes Apts) Series 2007 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.09%		10/06/17	13,230,000	13,230,000
M/F Housing RB (Lapalco Court Apts) Series 2007 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.09%		10/06/17	6,400,000	6,400,000
M/F Housing RB (Palmetto Apts) Series 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.99%		10/06/17	2,740,000	2,740,000
Louisiana Local Government Environmental Facilities & Community Development Auth
RB (BASF Corp) Series 2000A	b	1.08%		10/06/17	6,000,000	6,000,000
RB (BASF Corp) Series 2001	b	1.08%		10/06/17	8,000,000	8,000,000
RB (BASF Corp) Series 2002	b	1.08%		10/06/17	10,000,000	10,000,000
Louisiana Public Facilities Auth
Gulf Opportunity Zone RB (Celtic Management Corp) Series 2008 (LOC: JPMORGAN CHASE BANK NA)	b	0.99%		10/06/17	7,690,000	7,690,000
St. James Parish
RB (NuStar Logistics) Series 2011 (LOC: BANK OF NOVA SCOTIA)	b	0.97%		10/06/17	11,000,000	11,000,000
						83,450,000
Maine 0.0%
Dover-Foxcroft
Revenue Obligation (Pleasant River Lumber) Series 2005 (LOC: WELLS FARGO BANK NA)	b	1.08%		10/06/17	1,125,000	1,125,000
Maryland 1.1%
Baltimore Cnty
GO Bonds Series 2017 (LIQ: US BANK NA)	a,c	0.99%		10/05/17	10,000,000	10,000,000
RB (Cross Creek Apts) Series 2008 (LOC: PNC BANK NATIONAL ASSOCIATION)	b	0.96%		10/06/17	4,165,000	4,165,000
BlackRock Maryland Municipal Bond Trust
Variable Rate Demand Preferred Shares Series W-7 (LOC: CITIBANK NA)
(SIFMA Municipal Swap Index + 0.20%)	a	1.14%		10/06/17	6,200,000	6,200,000
Frederick Cnty
RB (Homewood at Fredrick) Series 1997 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	0.98%		10/06/17	8,200,000	8,200,000
Howard Cnty
Recovery Zone Facility RB (Lorien at Elkridge Facility) Series 2010 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	0.99%		10/06/17	7,385,000	7,385,000
Maryland Community Development Administration
M/F Development RB (Park View at Catonsville) Series 2007B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	0.98%		10/06/17	2,300,000	2,300,000
M/F Development RB (Sharp Leadenhall Apts) Series 2009A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	0.99%		10/06/17	12,980,000	12,980,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
M/F Housing Development RB (Ft. Washington Manor Sr Housing) Series 2005A (LOC: CITIBANK NA)	b	1.00%		10/06/17	11,885,000	11,885,000
M/F Housing Development RB (Residences at Ellicott Gardens) Series 2008C (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.00%		10/06/17	4,675,000	4,675,000
M/F Housing Development RB (Shakespeare Park Apts) Series 2008B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.00%		10/06/17	7,200,000	7,200,000
Residential RB Series 2006L&I&2007D&H (LIQ: CREDIT SUISSE AG)	a,c	1.02%		10/06/17	360,000	360,000
Maryland Health & Higher Educational Facilities Auth
Pooled Program RB Series 1994D (LOC: BANK OF AMERICA NA)	b	1.03%		10/06/17	3,200,000	3,200,000
RB (Mercy Ridge) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	0.99%		10/06/17	18,650,000	18,650,000
Maryland IDA
Economic Development RB (Paul Reed Smith Guitars) Series 2008 (LOC: PNC BANK NATIONAL ASSOCIATION)	b	0.98%		10/06/17	7,890,000	7,890,000
Maryland Transportation Auth
Transportation Facilities Refunding RB Series 2017 (LIQ: US BANK NA)	a,c	1.09%	10/05/17	10/26/17	4,000,000	4,000,000
Montgomery Cnty
RB (Trinity Health) Series 2015MD (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.96%		10/06/17	15,975,000	15,975,000
Montgomery Cnty Housing Opportunities Commission
Housing RB (Oakfield Apts) Series 2005I (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.02%		10/06/17	31,650,000	31,650,000
Univ System of Maryland
Auxiliary Facility & Tuition RB Series 2017A (LIQ: US BANK NA)	a,c	1.09%	10/05/17	12/14/17	5,000,000	5,000,000
						161,715,000
Massachusetts 1.8%
Billerica
ULT GO Series 70B (LIQ: US BANK NA)	a,c	1.09%	10/05/17	11/09/17	4,285,000	4,285,000
Massachusetts
GO Bonds Series 2016A (LIQ: BANK OF AMERICA NA)	a,c	0.96%		10/06/17	10,000,000	10,000,000
GO Bonds Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	a,c	0.98%		10/06/17	4,380,000	4,380,000
GO Bonds Series 2016E (LIQ: TORONTO-DOMINION BANK/THE)	a,c	0.98%		10/06/17	2,390,000	2,390,000
GO Refunding Bonds Series 2016G (LIQ: BARCLAYS BANK PLC)	a,c	0.97%		10/06/17	5,330,000	5,330,000
Transportation Fund RB Series 2016B (LIQ: US BANK NA)	a,c	0.99%		10/05/17	22,000,000	22,000,000
Massachusetts Bay Transportation Auth
Sr Sales Tax Bonds Series 2005A&2006B (LIQ: STATE STREET BANK AND TRUST COMPANY)	a,c	0.98%		10/05/17	37,390,000	37,390,000
Sr Sales Tax Bonds Series 2005B (LIQ: CITIBANK NA)	a,c	0.96%		10/06/17	9,900,000	9,900,000
Massachusetts Clean Water Trust
State Revolving Fund Bonds Series 14 (LIQ: MORGAN STANLEY BANK NA)	a,c	0.97%		10/06/17	6,665,000	6,665,000
Massachusetts Development Finance Agency
First Mortgage RB (Brookhaven at Lexington) Series 2005B (LOC: BANK OF AMERICA NA)	b	1.08%		10/06/17	3,190,000	3,190,000
M/F Housing RB (Archstone Reading Apts) Series 2004A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.00%		10/06/17	12,560,000	12,560,000
RB (CIL Realty) Series 2011 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	0.98%		10/06/17	4,390,000	4,390,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (CIL Realty) Series 2013 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	0.98%		10/06/17	6,960,000	6,960,000
RB (CIL Realty) Series 2016 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	0.98%		10/06/17	19,950,000	19,950,000
RB (College of the Holy Cross) Series 2002 (LIQ: CREDIT SUISSE AG)	a,c	1.07%		10/06/17	5,050,000	5,050,000
RB (Harvard Univ) Series 2010B2 (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.96%		10/06/17	1,000,000	1,000,000
RB (Harvard Univ) Series 2016A (LIQ: WELLS FARGO BANK NA) (SIFMA Municipal Swap Index + 0.03%)	a	0.97%		10/06/17	11,250,000	11,250,000
RB (Marine Biological Laboratory) Series 2006 (LOC: PNC BANK NATIONAL ASSOCIATION)	b	0.95%		10/06/17	275,000	275,000
RB (Partners HealthCare) Series 2014M4 (LIQ: MORGAN STANLEY BANK NA)	a,c	0.97%		10/06/17	4,170,000	4,170,000
RB (Partners Healthcare) Series 2014M5 (SIFMA Municipal Swap Index + 0.55%)		1.49%	10/05/17	01/30/18	3,960,000	3,960,000
RB (Partners HealthCare) Series 2015O1 (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.96%		10/06/17	4,265,000	4,265,000
RB (Partners HealthCare) Series 2016Q (LIQ: CITIBANK NA)	a,c	0.96%		10/06/17	2,000,000	2,000,000
RB (Partners HealthCare) Series 2016Q (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.96%		10/06/17	2,350,000	2,350,000
Massachusetts Health & Educational Facilities Auth
RB (Capital Asset Program) Series M2 (LOC: BANK OF AMERICA NA)	b	1.03%		10/06/17	1,940,000	1,940,000
RB (Capital Asset Program) Series M4A (LOC: BANK OF AMERICA NA)	b	1.03%		10/06/17	3,240,000	3,240,000
RB (Partners HealthCare) Series 2010J1 (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.96%		10/06/17	5,100,000	5,100,000
Massachusetts HFA
Housing Bonds Series 2009A (LOC: TD BANK NA)	b	1.00%		10/06/17	2,500,000	2,500,000
Housing Bonds Series 2010B (LIQ: BARCLAYS BANK PLC)	a,c	0.99%		10/06/17	2,430,000	2,430,000
Housing Bonds Series 2010C (LIQ: CITIBANK NA)	a,c	0.99%		10/06/17	5,980,000	5,980,000
Housing Bonds Series 2016I (LIQ: BARCLAYS BANK PLC)	a,c	0.98%		10/06/17	18,745,000	18,745,000
Housing RB (Princeton Westford) Series 2015A (LOC: BANK OF AMERICA NA)	b	0.98%		10/06/17	4,800,000	4,800,000
Massachusetts School Building Auth
Sr Dedicated Sales Tax Bonds Series 2013A (LIQ: CITIBANK NA)	a,c	0.97%		10/06/17	4,125,000	4,125,000
Sr Dedicated Sales Tax Refunding Bonds Series 2012A (LIQ: CITIBANK NA)	a,c	0.96%		10/06/17	1,000,000	1,000,000
Sr Dedicated Sales Tax Refunding Bonds Series 2012B (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.96%		10/06/17	6,580,000	6,580,000
Sr Dedicated Sales Tax Refunding Bonds Series 2015D (LIQ: CITIBANK NA)	a,c	0.97%		10/06/17	8,985,000	8,985,000
Univ of Massachusetts Building Auth
RB Sr Series 2013-1 (LIQ: CITIBANK NA)	a,c	0.96%		10/06/17	5,500,000	5,500,000
RB Sr Series 2014-1 (LIQ: MORGAN STANLEY BANK NA)	a,c	0.97%		10/06/17	5,365,000	5,365,000
RB Sr Series 2017-1 (LIQ: MORGAN STANLEY BANK NA)	a,c	0.97%		10/06/17	8,000,000	8,000,000
Refunding RB Sr Series 2013-3 (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.96%		10/06/17	1,500,000	1,500,000
						269,500,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Michigan 2.7%
Detroit
Sewer Disposal System 2nd Lien RB Series 2005A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	a,c	0.98%		10/06/17	5,595,000	5,595,000
Sewer Disposal System 2nd Lien RB Series 2006A&B (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	a,c	0.98%		10/06/17	18,150,000	18,150,000
Michigan Finance Auth
Healthcare Equipment Loan Program Bonds Series C (LOC: FIFTH THIRD BANK (OHIO))	b	1.01%		10/06/17	1,750,000	1,750,000
Hospital RB (CHE Trinity Health) Series 2013MI3 (LOC: ROYAL BANK OF CANADA)	a,c	0.97%		10/06/17	15,000,000	15,000,000
Hospital Refunding RB (Trinity Health) Series 2016MI (LIQ: CITIBANK NA)	a,c	0.97%		10/06/17	3,200,000	3,200,000
RB (Univ of Detroit Mercy) Series 2011 (LOC: COMERICA BANK)	b	1.05%		10/06/17	9,660,000	9,660,000
Student Loan Refunding RB Series 22A (LOC: STATE STREET BANK AND TRUST COMPANY)	b	1.03%		10/06/17	32,878,000	32,878,000
Michigan Housing Development Auth
Rental Housing RB Series 2000A (LIQ: JPMORGAN CHASE BANK NA)	b	0.96%		10/06/17	34,770,000	34,770,000
Rental Housing RB Series 2005A (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)	b	1.05%		10/06/17	60,705,000	60,705,000
Rental Housing RB Series 2007C (LIQ: JPMORGAN CHASE BANK NA)	b	0.96%		10/06/17	33,620,000	33,620,000
Rental Housing RB Series 2008C (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)	b	1.03%		10/06/17	12,120,000	12,120,000
Rental Housing RB Series 2008D (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)	b	1.03%		10/06/17	34,120,000	34,120,000
S/F Mortgage RB Series 2007B (LIQ: FEDERAL HOME LOAN BANKS)	b	0.98%		10/06/17	95,185,000	95,185,000
Michigan Strategic Fund
Limited Obligation RB (Kroger) Series 2010 (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)	b	1.02%		10/06/17	18,475,000	18,475,000
Limited Obligation RB (Mibelloon Dairy) Series 2006 (LOC: WELLS FARGO BANK NA)	b	1.02%		10/06/17	2,925,000	2,925,000
Limited Obligation RB (Tubelite) Series 2012 (LOC: WELLS FARGO BANK NA)	b	1.05%		10/06/17	10,000,000	10,000,000
Univ of Michigan
General RB Series 2015 (LIQ: CITIBANK NA)	a,c	0.97%		10/06/17	1,300,000	1,300,000
						389,453,000
Minnesota 0.9%
Bloomington
Sr Housing Refunding RB (Presbyterian Homes) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	0.95%		10/06/17	16,730,000	16,730,000
Dakota Cnty CDA
RB (View Pointe Apts) Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.05%		10/06/17	16,865,000	16,865,000
East Grand Forks
Solid Waste Disposal Refunding RB (American Crystal Sugar) Series 2009 (LOC: COBANK ACB)	b	0.97%		10/06/17	20,275,000	20,275,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Eden Prairie
M/F Housing Refunding RB (Park At City West Apts) Series 2001 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	0.99%		10/06/17	14,805,000	14,805,000
Edina
M/F Housing Refunding RB (Vernon Terrace Apts) Series 2004 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.02%		10/06/17	5,705,000	5,705,000
Hennepin Cnty Housing & Redevelopment Auth
M/F Housing RB (City Apts at Loring Park) Series 2001 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.05%		10/06/17	15,250,000	15,250,000
M/F Housing Refunding RB (Stone Arch Apts) Series 2002 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.98%		10/06/17	8,920,000	8,920,000
Minneapolis
Health Care System RB (Fairview Health) Series 2008D (LOC: ROYAL BANK OF CANADA)	a,c	0.97%		10/06/17	5,710,000	5,710,000
M/F Housing RB (Seven Corners Apts) Series 2012F (LOC: WELLS FARGO BANK NA)	b	1.02%		10/06/17	1,345,000	1,345,000
Minnesota HFA
Residential Housing Finance Bonds Series 2003B (LIQ: ROYAL BANK OF CANADA)	b	0.98%		10/06/17	6,275,000	6,275,000
Residential Housing Finance Bonds Series 2017C (LIQ: FEDERAL HOME LOAN BANKS)	b	0.99%		10/06/17	13,150,000	13,150,000
Oak Park Heights
M/F Housing Refunding RB (Boutwells Landing) Series 2005 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	0.95%		10/06/17	170,000	170,000
St. Anthony
M/F Housing Refunding RB (Landings at Silver Lake Village) Series 2007 (LOC: FEDERAL HOME LOAN BANKS)	b	1.08%		10/06/17	1,220,000	1,220,000
St. Louis Park
M/F Housing Refunding RB (Urban Park Apts) Series 2010A (LOC: WELLS FARGO BANK NA)	b	1.07%		10/06/17	4,760,000	4,760,000
						131,180,000
Mississippi 0.1%
Mississippi Business Finance Corp
Gulf Opportunity Zone IDRB (Chevron U.S.A.) Series 2010H	b	0.96%		10/02/17	1,705,000	1,705,000
IDRB (Central Mississippi Baking Co) Series 2005 (LOC: BANK OF AMERICA NA)	b	1.19%		10/06/17	2,240,000	2,240,000
IDRB (Chevron) Series 2007B	b	0.96%		10/02/17	5,745,000	5,745,000
Mississippi Development Bank
Special Obligation Bonds Series (Marshall Cnty IDA) 2012 (LIQ: CREDIT SUISSE AG)	a,c	0.97%		10/06/17	3,200,000	3,200,000
Mississippi Home Corp
M/F Housing RB (Edgewood Manor Apts) Series 20082 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.09%		10/06/17	5,000,000	5,000,000
M/F Housing RB (William Bell Apts) Series 20081 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.09%		10/06/17	5,360,000	5,360,000
						23,250,000
Missouri 1.5%
Blue Springs IDA
M/F Housing RB (Autumn Place Apts) Series 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.99%		10/06/17	7,300,000	7,300,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Greene Cnty IDA
Housing RB (Strasbourg Estates) Series 2006 (LOC: US BANK NA)	b	1.02%		10/06/17	2,160,000	2,160,000
Kansas City
Special Obligation Refunding RB (H. Roe Bartle Convention Ctr) Series 2008F (LOC: SUMITOMO MITSUI BANKING CORPORATION)	b	0.96%		10/06/17	12,100,000	12,100,000
Kansas City IDA
M/F Housing RB (Clay Terrace Apts) Series 2006 (LOC: BANK OF AMERICA NA)	b	1.02%		10/06/17	9,675,000	9,675,000
M/F Housing Refunding RB (Ethan Apts) Series 2004 (LOC: US BANK NA)	b	0.95%		10/06/17	17,440,000	17,440,000
Metropolitan St Louis Sewer District
Wastewater System RB Series 2016C (LIQ: US BANK NA)	a,c	0.99%		10/05/17	10,715,000	10,715,000
Wastewater System Refunding RB Series 2015B (LIQ: CITIBANK NA)	a,c	0.97%		10/06/17	2,670,000	2,670,000
Wastewater System Refunding RB Series 2015B (LIQ: ROYAL BANK OF CANADA)	a,c	0.97%		10/06/17	1,665,000	1,665,000
Missouri Health & Educational Facilities Auth
Health Facilities RB (BJC Health) Series 2013B (LIQ: ROYAL BANK OF CANADA)	a,c	0.97%		10/06/17	66,000,000	66,000,000
North Kansas City SD
GO Bonds Series 2016B (LIQ: US BANK NA)	a,c	0.99%		10/05/17	7,745,000	7,745,000
Palmyra IDA
Solid Waste Disposal RB (BASF Corp) Series 2002	b	1.08%		10/06/17	18,000,000	18,000,000
St. Louis Cnty IDA
IDRB (Kessler Container) Series 1997A (LOC: BANK OF AMERICA NA)	b	1.24%		10/06/17	700,000	700,000
M/F Housing RB (Black Forest Apts) Series 1997 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.00%		10/06/17	3,900,000	3,900,000
M/F Housing RB (General Grant Colonial Village Apts) Series 2003 (LOC: FEDERAL HOME LOAN BANKS)	b	1.00%		10/06/17	15,535,000	15,535,000
M/F Housing RB (Southwest Crossing) Series 2001 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.00%		10/06/17	9,500,000	9,500,000
M/F Housing RB (Whispering Lakes Apts) Series 1995 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.00%		10/06/17	7,435,000	7,435,000
M/F Housing Refunding RB (Merchandise Mart Apts) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.00%		10/06/17	16,275,000	16,275,000
St. Louis IDA
M/F Housing RB (Hamilton Place Apts) Series 2011 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	0.99%		10/06/17	4,535,000	4,535,000
Taney Cnty IDA
RB (Keeter Heights) Series 2006 (LOC: US BANK NA)	b	1.02%		10/06/17	1,625,000	1,625,000
Washington IDA
IDRB (Missourian Publishing) Series 2006A (LOC: US BANK NA)	b	1.02%		10/06/17	5,170,000	5,170,000
						220,145,000
Nebraska 0.9%
Douglas Cnty
Solid Waste Disposal RB (Waste Management) Series 2003A (LOC: BANK OF AMERICA NA)	b	1.02%		10/06/17	10,000,000	10,000,000
Douglas Cnty Hospital Auth #3
Health Facilities Refunding RB (Nebraska Methodist Health) Series 2008 (ESCROW) (LIQ: CITIBANK NA)	a,c	0.97%		10/06/17	5,265,000	5,265,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Douglas Cnty SD #1
GO Bonds Series 2016 (LIQ: US BANK NA)	a,c	1.09%	10/05/17	12/28/17	12,920,000	12,920,000
Nebraska Investment Finance Auth
M/F Housing Refunding RB (Pheasant Ridge Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.01%		10/06/17	8,950,000	8,950,000
S/F Housing RB Series 2015B (LIQ: FEDERAL HOME LOAN BANKS)	b	0.95%		10/06/17	32,910,000	32,910,000
S/F Housing RB Series 2016B (LIQ: FEDERAL HOME LOAN BANKS)	b	0.95%		10/06/17	19,000,000	19,000,000
S/F Housing RB Series 2016D (LIQ: FEDERAL HOME LOAN BANKS)	b	0.95%		10/06/17	13,890,000	13,890,000
Washington Cnty
IDRB (Cargill) Series 2010	b	0.97%		10/06/17	17,000,000	17,000,000
IDRB (Cargill) Series 2010B	b	0.96%		10/06/17	10,000,000	10,000,000
						129,935,000
Nevada 2.5%
Clark Cnty
Airport System Sub Lien RB Series 2008A2 (LOC: STATE STREET BANK AND TRUST COMPANY)	b	0.93%		10/06/17	37,185,000	37,185,000
Airport System Sub Lien RB Series 2008C1 (LOC: JPMORGAN CHASE BANK NA)	b	0.97%		10/06/17	75,000,000	75,000,000
Airport System Sub Lien RB Series 2008C3 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	b	0.97%		10/06/17	45,330,000	45,330,000
Airport System Sub Lien RB Series 2011B1 (LOC: CITIBANK NA)	b	0.97%		10/06/17	44,000,000	44,000,000
IDRB (Southwest Gas Corp) Series 2008A (LOC: MUFG UNION BANK NA)	b	1.01%		10/06/17	50,000,000	50,000,000
LT GO Refunding Bonds Series 2016B (LIQ: CITIBANK NA)	a,c	0.95%		10/06/17	5,905,000	5,905,000
LT GO Refunding Bonds Series 2017 (LIQ: US BANK NA)	a,c	1.09%	10/05/17	12/21/17	8,640,000	8,640,000
Las Vegas Valley Water District
LT GO Water Refunding Bonds Series 2015 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a,c	0.98%		10/06/17	9,000,000	9,000,000
LT GO Water Refunding Bonds Series 2016A (LIQ: CITIBANK NA)	a,c	0.97%		10/06/17	3,220,000	3,220,000
LT GO Water Refunding Bonds Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	a,c	0.98%		10/06/17	7,210,000	7,210,000
Nevada
Highway Improvement RB Series 2017 (LIQ: US BANK NA)	a,c	1.09%	10/05/17	11/30/17	9,990,000	9,990,000
Nevada Housing Division
Housing RB (Vintage at Laughlin Apts) Series 2007 (LOC: FEDERAL HOME LOAN BANKS)	b	0.98%		10/06/17	7,660,000	7,660,000
M/F Housing RB (Apache Pines Apts) Series 1999A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.93%		10/06/17	11,800,000	11,800,000
M/F Housing RB (Golden Apts) Series 2007 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	0.93%		10/06/17	7,850,000	7,850,000
M/F Housing RB (Sierra Pointe Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.93%		10/06/17	9,465,000	9,465,000
M/F Housing RB (Silver Pines Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.93%		10/06/17	11,800,000	11,800,000
M/F Housing RB (St. Rose Seniors Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.93%		10/06/17	14,770,000	14,770,000
RB (Sonoma Palms Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.96%		10/06/17	6,300,000	6,300,000
						365,125,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New Hampshire 0.6%
New Hampshire Business Finance Auth
Solid Waste Disposal RB (Lonza Biologics) Series 1998 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	b	1.09%		10/06/17	34,000,000	34,000,000
Solid Waste Disposal RB (Lonza Biologics) Series 2003 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	b	1.09%		10/06/17	30,000,000	30,000,000
Solid Waste Disposal RB (Lonza Biologics) Series 2005 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	b	1.09%		10/06/17	19,500,000	19,500,000
						83,500,000
New Jersey 2.6%
New Jersey
TRAN Series Fiscal 2018 (LOC: ROYAL BANK OF CANADA)	a,c	0.97%		10/06/17	139,285,000	139,285,000
New Jersey Economic Development Auth
GO Lease RB (Rutgers Univ) Series 2013 (LIQ: CREDIT SUISSE AG)	a,c	0.97%		10/06/17	4,000,000	4,000,000
IDRB (Advanced Drainage Systems) Series 2007 (LOC: PNC BANK NATIONAL ASSOCIATION)	b	1.02%		10/06/17	1,395,000	1,395,000
Motor Vehicle Surcharges RB Series 2004A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: BANK OF AMERICA NA)	a,c	1.06%		10/06/17	5,715,000	5,715,000
RB (Applewood Estates) Series 2005B (LOC: TD BANK NA)	b	0.97%		10/06/17	200,000	200,000
New Jersey Health Care Facilities Financing Auth
RB (Composite Program) Series 2006A3 (LOC: JPMORGAN CHASE BANK NA)	b	0.99%		10/06/17	2,980,000	2,980,000
New Jersey Housing & Mortgage Finance Agency
M/F Housing RB Series 2007G (LOC: BANK OF AMERICA NA)	b	0.95%		10/06/17	3,000,000	3,000,000
M/F Housing RB Series 2008B (LOC: BANK OF AMERICA NA)	b	0.95%		10/06/17	8,200,000	8,200,000
M/F Housing RB Series 20135 (LOC: CITIBANK NA)	b	0.92%		10/06/17	46,820,000	46,820,000
S/F Housing RB Series 2005R (LIQ: TD BANK NA)	b	1.05%		10/06/17	22,865,000	22,865,000
S/F Housing RB Series 2008BB (LIQ: TD BANK NA)	b	0.90%		10/06/17	865,000	865,000
S/F Housing RB Series 2008BB (LIQ: TD BANK NA)	b	0.98%		10/06/17	9,500,000	9,500,000
S/F Housing RB Series 2008Z (LIQ: ROYAL BANK OF CANADA)	b	0.98%		10/06/17	3,000,000	3,000,000
New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2005B & 2006A & School Facilities Construction Refunding Bonds Series 2005K (LOC: STATE STREET BANK AND TRUST COMPANY)	a,c	0.98%		10/05/17	36,410,000	36,410,000
Transportation System RB Series 2006A (LOC: STATE STREET BANK AND TRUST COMPANY)	a,c	0.98%		10/05/17	84,110,000	84,110,000
Rutgers State Univ
GO Bonds Series 2013L (LIQ: BANK OF AMERICA NA)	a,c	0.98%		10/06/17	14,800,000	14,800,000
						383,145,000
New York 10.4%
Amherst Development Corp
Student Housing Facility Refunding RB Series 2010B (LOC: HSBC BANK USA NA)	b	0.96%		10/06/17	13,560,000	13,560,000
Columbia
Waterworks & Sewer Refunding RB Series 2016B (LIQ: US BANK NA)	a,c	0.99%		10/05/17	7,985,000	7,985,000
Metropolitan Transportation Auth
Dedicated Tax Fund Bonds Series 2017B-1 (LIQ: CITIBANK NA)	a,c	0.96%		10/06/17	3,750,000	3,750,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Monroe Cnty IDA
Civic Facility RB (Margaret Woodbury Strong Museum) Series 2005 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	0.99%		10/06/17	7,775,000	7,775,000
New Rochelle IDA
IDRB (West End Phase I) Series 2006 (LOC: CITIBANK NA)	b	1.04%		10/06/17	3,780,000	3,780,000
New York City
GO Bonds Fiscal 2006 Series I5 (LOC: BANK OF NEW YORK MELLON/THE)	b	0.98%		10/02/17	1,495,000	1,495,000
GO Bonds Fiscal 2012 Series A5 (LIQ: ROYAL BANK OF CANADA)	a,c	0.97%		10/06/17	14,165,000	14,165,000
GO Bonds Fiscal 2014 Series A1 (LIQ: BARCLAYS BANK PLC)	a,c	0.96%		10/06/17	5,300,000	5,300,000
GO Bonds Fiscal 2014 Series I1 (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.96%		10/06/17	2,500,000	2,500,000
GO Bonds Fiscal 2015 Series F7 (LIQ: ROYAL BANK OF CANADA)	a,c	0.97%		10/06/17	25,835,000	25,835,000
GO Bonds Fiscal 2017 Series A1 (LIQ: MORGAN STANLEY BANK NA)	a,c	0.97%		10/06/17	6,175,000	6,175,000
GO Bonds Fiscal 2017 Series A5 (LIQ: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	b	0.97%		10/02/17	3,965,000	3,965,000
GO Bonds Fiscal 2017 Series A7 (LOC: BANK OF THE WEST)	b	1.00%		10/02/17	5,800,000	5,800,000
GO Bonds Fiscal Series 2008J8 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	b	1.00%		10/06/17	24,800,000	24,800,000
GO Bonds Fiscal Series 2012G6 (LOC: MIZUHO BANK LTD)	b	0.97%		10/02/17	1,080,000	1,080,000
New York City Capital Resource Corp
RB (Cobble Hill Health Center) Series 2008B1 (LOC: BANK OF AMERICA NA)	b	1.06%		10/06/17	19,120,000	19,120,000
New York City Housing Development Corp
M/F Housing RB (Linden Plaza) Series 2008A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.05%		10/06/17	48,600,000	48,600,000
M/F Housing RB Series 2009C1 (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.96%		10/06/17	2,625,000	2,625,000
M/F Mortgage RB (Boricua Village Apts) Series 2007A (LOC: CITIBANK NA)	b	0.96%		10/06/17	4,250,000	4,250,000
M/F Mortgage RB (Granville Payne Apts) Series 2006A (LOC: CITIBANK NA)	b	1.01%		10/06/17	5,310,000	5,310,000
M/F Mortgage RB (Parkview Apts) Series 2004A (LOC: CITIBANK NA)	b	0.96%		10/06/17	5,935,000	5,935,000
M/F Mortgage RB (Rev Ruben Diaz Gardens Apts) Series 2006A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.01%		10/06/17	4,000,000	4,000,000
M/F Mortgage RB (White Plains Courtyard Apts) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	0.99%		10/06/17	4,900,000	4,900,000
M/F Rental Housing RB (1133 Manhattan Ave) Series 2012A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	0.96%		10/06/17	5,000,000	5,000,000
M/F Rental Housing RB (Related - W 89th St) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.95%		10/06/17	37,400,000	37,400,000
M/F Rental Housing RB (Rivereast Apts) Series A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.01%		10/06/17	30,000,000	30,000,000
New York City IDA
Civic Facility RB (Auditory-Oral School of NY) Series 2006 (LOC: WELLS FARGO BANK NA)	b	0.95%		10/06/17	3,950,000	3,950,000
Emporwerment Zone RB (Tiago Holdings) Series 2007 (LOC: LLOYDS BANK PLC)	b	0.95%		10/06/17	8,000,000	8,000,000
New York City Municipal Water Finance Auth
Water & Sewer 2nd General Resolution RB Fiscal 2009 Series FF (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.96%		10/06/17	11,620,000	11,620,000
Water & Sewer System 2nd General Resolution RB Fiscal 2014 Series BB & Fiscal 2012 Series AA (LIQ: DEUTSCHE BANK AG)	a,c	0.96%		10/06/17	4,905,000	4,905,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Water & Sewer System 2nd General Resolution RB Fiscal 2015 Series CC (LIQ: CITIBANK NA)	a,c	0.97%		10/06/17	2,625,000	2,625,000
Water & Sewer System 2nd Resolution RB Fiscal 2009 Series GG1 (LIQ: BARCLAYS BANK PLC)	a,c	0.96%		10/06/17	10,000,000	10,000,000
Water & Sewer System 2nd Resolution RB Fiscal 2012 Series FF (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.96%		10/06/17	1,905,000	1,905,000
Water & Sewer System 2nd Resolution RB Fiscal 2013 Series BB (LIQ: MORGAN STANLEY BANK NA)	a,c	0.97%		10/06/17	2,250,000	2,250,000
Water & Sewer System 2nd Resolution RB Fiscal 2014 Series AA (LIQ: MIZUHO BANK LTD)	b	1.01%		10/02/17	1,605,000	1,605,000
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series GG (LIQ: CITIBANK NA)	a,c	0.97%		10/06/17	5,650,000	5,650,000
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series BB1A (LIQ: STATE STREET BANK AND TRUST COMPANY)	b	0.95%		10/02/17	3,205,000	3,205,000
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series BB1B (LIQ: STATE STREET BANK AND TRUST COMPANY)	b	0.95%		10/02/17	5,490,000	5,490,000
Water & Sewer System RB Fiscal 2011 Series EE (LIQ: TORONTO-DOMINION BANK/THE)	a,c	0.96%		10/06/17	13,815,000	13,815,000
Water & Sewer System RB Fiscal 2013 Series CC (LIQ: MORGAN STANLEY BANK NA)	a,c	0.97%		10/06/17	2,500,000	2,500,000
New York City Transitional Finance Auth
Building Aid RB Fiscal 2012 Series S1A (LIQ: CITIBANK NA)	a,c	0.96%		10/06/17	5,625,000	5,625,000
Building Aid RB Fiscal 2013 Series S1 (LIQ: CITIBANK NA)	a,c	0.96%		10/06/17	6,250,000	6,250,000
Building Aid RB Fiscal 2015 Series S2 (LIQ: TORONTO-DOMINION BANK/THE)	a,c	0.96%		10/06/17	16,600,000	16,600,000
Future Tax Secured Sub Bonds Fiscal 2014 Series D4 (LIQ: MIZUHO BANK LTD)	b	0.97%		10/02/17	1,560,000	1,560,000
Future Tax Secured Sub Bonds Fiscal 2017 Series A1 (LIQ: CITIBANK NA)	a,c	0.95%		10/06/17	2,765,000	2,765,000
Future Tax Secured Sub Bonds Fiscal 2017 Series F1 (LIQ: CITIBANK NA)	a,c	0.95%		10/06/17	25,000,000	25,000,000
Future Tax Secured Sub RB Fiscal 2010 Series A1 (ESCROW) (LIQ: BARCLAYS BANK PLC)	a,c	0.96%		10/06/17	3,000,000	3,000,000
Future Tax Secured Sub RB Fiscal 2012 Series E1 (LIQ: CITIBANK NA)	a,c	0.96%		10/06/17	5,000,000	5,000,000
Future Tax Secured Sub RB Fiscal 2012 Series F1 (LIQ: MORGAN STANLEY BANK NA)	a,c	0.97%		10/06/17	6,800,000	6,800,000
Future Tax Secured Sub RB Fiscal 2013 Series B (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.96%		10/06/17	3,125,000	3,125,000
Future Tax Secured Sub RB Fiscal 2014 Series A1 (LIQ: ROYAL BANK OF CANADA)	a,c	0.97%		10/06/17	6,300,000	6,300,000
Future Tax Secured Sub RB Fiscal 2015 Series A1 (LIQ: MORGAN STANLEY BANK NA)	a,c	0.97%		10/06/17	4,000,000	4,000,000
New York State Dormitory Auth
RB (Catholic Health) Series 2006B (LOC: HSBC BANK USA NA)	b	0.96%		10/06/17	5,900,000	5,900,000
RB (Catholic Health) Series 2008 (LOC: HSBC BANK USA NA)	b	0.96%		10/06/17	14,225,000	14,225,000
State Personal Income Tax RB Series 2008B (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.96%		10/06/17	7,365,000	7,365,000
State Personal Income Tax RB Series 2011C (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.96%		10/06/17	4,200,000	4,200,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
State Personal Income Tax RB Series 2014C (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.96%		10/06/17	14,000,000	14,000,000
State Personal Income Tax RB Series 2016A (LIQ: CITIBANK NA)	a,c	0.95%		10/06/17	11,860,000	11,860,000
State Sales Tax RB Series 2015B (LIQ: WELLS FARGO BANK NA)	a,c	0.96%		10/06/17	2,580,000	2,580,000
State Sales Tax RB Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	a,c	0.96%		10/06/17	16,770,000	16,770,000
New York State Energy Research & Development Auth
Facilities RB (Consolidated Edison) Series 2010A3 (LOC: BANK OF NOVA SCOTIA)	b	0.98%		10/06/17	49,385,000	49,385,000
New York State Environmental Facilities Corp
Solid Waste Disposal RB (Waste Management) Series 2002B (LOC: JPMORGAN CHASE BANK NA)	b	1.02%		10/06/17	18,200,000	18,200,000
State Clean Water & Drinking Water Revolving Funds RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.96%		10/06/17	1,900,000	1,900,000
New York State HFA
Housing RB (100 Maiden Lane) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.93%		10/06/17	60,875,000	60,875,000
Housing RB (33 Bond St) Series 2014A (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	0.95%		10/06/17	26,325,000	26,325,000
Housing RB (360 W 43rd St) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.95%		10/06/17	16,600,000	16,600,000
Housing RB (39th St) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.95%		10/06/17	31,000,000	31,000,000
Housing RB (600 W 42nd St) Series 2008A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.96%		10/06/17	14,000,000	14,000,000
Housing RB (600 W 42nd Street) Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.05%		10/06/17	68,400,000	68,400,000
Housing RB (600 W 42nd Street) Series 2009A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.91%		10/06/17	39,000,000	39,000,000
Housing RB (900 8th Avenue) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.05%		10/06/17	24,900,000	24,900,000
Housing RB (Biltmore Tower) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.95%		10/06/17	30,000,000	30,000,000
Housing RB (Biltmore Tower) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.95%		10/06/17	10,500,000	10,500,000
Housing RB (Maestro West Chelsea) Series 2013A (LOC: WELLS FARGO BANK NA)	b	0.99%		10/06/17	18,500,000	18,500,000
Housing RB (Maestro West Chelsea) Series 2014A (LOC: WELLS FARGO BANK NA)	b	0.99%		10/06/17	13,200,000	13,200,000
Housing RB (Mastro West Chelsea) Series 2015A (LOC: WELLS FARGO BANK NA)	b	0.99%		10/06/17	15,000,000	15,000,000
Housing RB (Mccarthy Manor Apts) Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.04%		10/06/17	5,800,000	5,800,000
Housing RB (MH Rental LLC) Series 2017A-1 (LOC: WELLS FARGO BANK NA)	b	1.00%		10/06/17	34,330,000	34,330,000
Housing RB (Ocean Park Apts) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.05%		10/06/17	12,400,000	12,400,000
Housing RB (Related-42nd & 10th) Series 2007A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	0.97%		10/06/17	67,710,000	67,710,000
Housing RB (Related-W 20th St) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.05%		10/06/17	51,000,000	51,000,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Housing RB (Riverside Center 2) Series 2012A (LOC: BANK OF AMERICA NA)	b	0.97%		10/06/17	16,000,000	16,000,000
Housing RB (Riverside Center 2) Series 2013A2 (LOC: BANK OF AMERICA NA)	b	0.97%		10/06/17	4,300,000	4,300,000
Housing RB (Riverside Center 2) Series 2015A1 (LOC: BANK OF AMERICA NA)	b	0.97%		10/06/17	5,000,000	5,000,000
Housing RB (Saville Housing) Series 2002A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	0.99%		10/06/17	27,000,000	27,000,000
Housing RB (Tallyrand Cresent) Series 1999A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.98%		10/06/17	3,320,000	3,320,000
Housing RB (Theatre Row Tower) Series 2000A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	0.95%		10/06/17	46,400,000	46,400,000
Housing RB (Tribeca Landing) Series 1997A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.95%		10/06/17	17,000,000	17,000,000
Housing RB (Worth St Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.95%		10/06/17	33,300,000	33,300,000
New York State Mortgage Agency
Homeowner Mortgage RB Series 129 (LIQ: ROYAL BANK OF CANADA)	b	0.95%		10/06/17	14,110,000	14,110,000
Homeowner Mortgage RB Series 132 (LIQ: ROYAL BANK OF CANADA)	b	1.04%		10/02/17	2,915,000	2,915,000
Homeowner Mortgage RB Series 144 (LIQ: JPMORGAN CHASE BANK NA)	b	1.03%		10/02/17	4,200,000	4,200,000
Homeowner Mortgage RB Series 147 (LIQ: JPMORGAN CHASE BANK NA)	b	0.95%		10/06/17	22,145,000	22,145,000
Homeowner Mortgage RB Series 153 (LIQ: BARCLAYS BANK PLC)	b	0.98%		10/06/17	22,945,000	22,945,000
New York State Thruway Auth
State Personal Income Tax RB Series 2009A (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.96%		10/06/17	15,730,000	15,730,000
State Personal Income Tax RB Series 2012A (LIQ: TORONTO-DOMINION BANK/THE)	a,c	0.96%		10/06/17	2,000,000	2,000,000
New York State Urban Development Corp
State Personal Income Tax RB Series 2013A1 (LIQ: MORGAN STANLEY BANK NA)	a,c	0.97%		10/06/17	11,600,000	11,600,000
State Personal Income Tax RB Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	a,c	0.96%		10/06/17	1,455,000	1,455,000
Port Auth of New York & New Jersey
Consolidated Bonds 152nd Series (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.02%		10/06/17	5,555,000	5,555,000
Consolidated Bonds 152nd Series (LIQ: MORGAN STANLEY BANK NA)	a,c	0.97%		10/06/17	32,970,000	32,970,000
Consolidated Bonds 152nd Series (LIQ: TORONTO-DOMINION BANK/THE)	a,c	1.01%		10/06/17	7,505,000	7,505,000
Consolidated Bonds 169th Series (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.02%		10/06/17	6,440,000	6,440,000
Consolidated Bonds 169th Series (LIQ: TORONTO-DOMINION BANK/THE)	a,c	1.04%		10/06/17	2,200,000	2,200,000
Consolidated Bonds 172nd Series (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.02%		10/06/17	3,080,000	3,080,000
Consolidated Bonds 177th Series (LIQ: CREDIT SUISSE AG)	a,c	0.97%		10/06/17	1,665,000	1,665,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Consolidated Bonds 178th Series (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.02%		10/06/17	1,660,000	1,660,000
Consolidated Bonds 179th Series (LIQ: CITIBANK NA)	a,c	0.95%		10/06/17	11,865,000	11,865,000
Consolidated Bonds 185th Series (LIQ: CITIBANK NA)	a,c	1.00%		10/06/17	2,050,000	2,050,000
Consolidated Bonds 193rd Series (LIQ: CITIBANK NA)	a,c	0.95%		10/06/17	1,600,000	1,600,000
Consolidated Bonds 194th Series (LIQ: CITIBANK NA)	a,c	0.95%		10/06/17	1,220,000	1,220,000
Consolidated Bonds 198th series (LIQ: CITIBANK NA)	a,c	0.95%		10/06/17	3,750,000	3,750,000
Consolidated Bonds 198th Series (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.96%		10/06/17	3,050,000	3,050,000
Consolidated Bonds 200th Series (LIQ: BANK OF AMERICA NA)	a,c	0.96%		10/06/17	2,470,000	2,470,000
Ramapo Housing Auth
Facilities RB (Spring Valley Homes) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.99%		10/06/17	9,890,000	9,890,000
Triborough Bridge & Tunnel Auth
General RB Series 2009A-2 (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.96%		10/06/17	18,435,000	18,435,000
General RB Series 2016A (LIQ: ROYAL BANK OF CANADA)	a,c	0.97%		10/06/17	2,500,000	2,500,000
Refunding RB Series 2017B (LIQ: BARCLAYS BANK PLC)	a,c	0.96%		10/06/17	2,495,000	2,495,000
Utility Debt Securitization Auth
Restructuring Bonds Series 2013TE (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.96%		10/06/17	1,000,000	1,000,000
						1,515,395,000
North Carolina 0.2%
Davidson Cnty Industrial Facilities & Pollution Control Financing Auth
IDRB (Childress Winery) Series 2004 (LOC: BRANCH BANKING AND TRUST COMPANY)	b	0.98%		10/06/17	2,250,000	2,250,000
Forsyth Cnty
GO Bonds Series 2017B (LIQ: US BANK NA)	a,c	0.99%		10/05/17	9,995,000	9,995,000
North Carolina
GO Bonds Series 2015A (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.96%		10/06/17	2,750,000	2,750,000
Limited Obligation Refunding Bonds Series 2014C (LIQ: CITIBANK NA)	a,c	0.96%		10/06/17	2,800,000	2,800,000
North Carolina Capital Facilities Finance Agency
RB (Duke Univ) Series 2015B (LIQ: CITIBANK NA)	a,c	0.97%		10/06/17	1,600,000	1,600,000
RB (Duke Univ) Series 2015B (LIQ: MORGAN STANLEY BANK NA)	a,c	0.97%		10/06/17	2,249,000	2,249,000
North Carolina Ports Auth
Exempt Facility RB (Wilmington Bulk) Series 2001A (LOC: BRANCH BANKING AND TRUST COMPANY)	b	0.98%		10/06/17	1,475,000	1,475,000
Yancey Cnty Industrial Facilities & Pollution Control Financing Auth
IDRB (Altec Industries) Series 2007 (LOC: BRANCH BANKING AND TRUST COMPANY)	b	0.98%		10/06/17	5,500,000	5,500,000
						28,619,000
North Dakota 0.1%
Richland Cnty
RB (Minn-Dak Farmers Coop) Series 2010B (LOC: COBANK ACB)	b	0.97%		10/06/17	7,000,000	7,000,000
RB (Minn-Dak Farmers Coop) Series 2010C (LOC: COBANK ACB)	b	0.97%		10/06/17	8,140,000	8,140,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Traill Cnty
IDRB Refunding Bonds (American Crystal Sugar) Series 2009 (LOC: COBANK ACB)	b	0.97%		10/06/17	6,930,000	6,930,000
						22,070,000
Ohio 1.4%
Cleveland Cnty Industrial Facilities & Pollution Control Financing Auth
Recreational Facilities RB (Cleveland Cnty Family YMCA) Series 2007 (LOC: BRANCH BANKING AND TRUST COMPANY)	b	0.96%		10/06/17	8,485,000	8,485,000
Columbus Regional Airport Auth
Airport Development RB (FlightSafety) Series 2015A	b	0.97%		10/06/17	34,930,000	34,930,000
Airport Development RB (FlightSafety) Series 2015B	b	0.97%		10/06/17	22,170,000	22,170,000
Franklin Cnty
Hospital Facilities RB (OhioHealth) Series 2015 (LIQ: TORONTO-DOMINION BANK/THE)	a,c	0.98%		10/06/17	2,000,000	2,000,000
RB (St George Commons Apts) Series 2007 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.01%		10/06/17	3,100,000	3,100,000
Marion Cnty
M/F Housing RB (Avalon Lakes) Series 2006 (LOC: FEDERAL HOME LOAN BANKS)	b	1.00%		10/06/17	5,110,000	5,110,000
Montgomery Cnty
M/F Housing RB (Cambridge Commons Apts) Series 2006A (LOC: FEDERAL HOME LOAN BANKS)	b	0.99%		10/06/17	7,920,000	7,920,000
Northeast Ohio Regional Sewer District
Wastewater RB Series 2013 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a,c	0.97%		10/06/17	5,000,000	5,000,000
Ohio
Hospital RB (Cleveland Clinic) Series 2008A (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.96%		10/06/17	1,850,000	1,850,000
Hospital Refunding RB (Cleveland Clinic) Series 2009A (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.96%		10/06/17	7,330,000	7,330,000
Ohio HFA
Residential Mortgage RB Series 2016E (LIQ: FEDERAL HOME LOAN BANKS)	b	0.98%		10/06/17	3,765,000	3,765,000
Residential Mortgage RB Series 2016F (LIQ: FEDERAL HOME LOAN BANKS)	b	0.98%		10/06/17	4,205,000	4,205,000
Residential Mortgage RB Series 2016G (LIQ: FEDERAL HOME LOAN BANKS)	b	0.98%		10/06/17	2,320,000	2,320,000
Ohio Higher Educational Facility Commission
Hospital RB (Cleveland Clinic) Series 2008A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.96%		10/06/17	6,400,000	6,400,000
RB (Case Western Reserve Univ) Series 2006 (LOC: STATE STREET BANK AND TRUST COMPANY)	a,c	0.98%		10/05/17	19,380,000	19,380,000
Ohio State Air Quality Development Auth
Exempt Facilities RB (Andersons Marathon Ethanol) Series 2007 (LOC: COBANK ACB)	b	1.05%		10/06/17	49,500,000	49,500,000
Ohio Water Development Auth
Water Pollution Control Loan Fund RB Series 2016A (LIQ: BMO HARRIS BANK NA)	b	0.95%		10/06/17	17,000,000	17,000,000
Univ of Cincinnati
RB Series 2017A (LIQ: CITIBANK NA)	a,c	0.97%		10/06/17	2,000,000	2,000,000
						202,465,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Oklahoma 0.1%
Tulsa
GO Bonds Series 2017 (LIQ: US BANK NA)	a,c	0.99%		10/05/17	11,060,000	11,060,000
Oregon 0.7%
Clackamas Cnty SD #7J
GO Bonds Series 2017 (LIQ: US BANK NA)	a,c	0.99%		10/05/17	12,185,000	12,185,000
Oregon Business Development Commission
RB (Murphy Co) Series 230 (LOC: US BANK NA)	b	1.00%		10/06/17	6,000,000	6,000,000
Oregon Facilities Auth
M/F Housing RB (Vintage At Bend Apts) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.99%		10/06/17	5,095,000	5,095,000
Oregon Health, Housing, Educational & Cultural Facilities Auth
RB (Assumption Village) Series 2001A (LOC: MUFG UNION BANK NA)	b	0.97%		10/06/17	2,625,000	2,625,000
Oregon Housing & Community Services Dept
Housing Development RB (Redwood Park Apts) Series 2005F (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.99%		10/06/17	4,000,000	4,000,000
S/F Mortgage RB Series 2008C (LIQ: JPMORGAN CHASE BANK NA)	b	0.95%		10/06/17	24,785,000	24,785,000
S/F Mortgage RB Series 2008F (LIQ: JPMORGAN CHASE BANK NA)	b	1.02%		10/06/17	25,210,000	25,210,000
Portland
Water System 1st Lien Refunding RB Series 2016A (LIQ: US BANK NA)	a,c	1.09%	10/05/17	12/07/17	6,000,000	6,000,000
Portland CCD
GO Bonds Series 2013 (LIQ: CREDIT SUISSE AG)	a,c	0.97%		10/06/17	3,835,000	3,835,000
Portland Housing Auth
M/F Housing RB (Civic Apts) 2005 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	0.98%		10/06/17	7,800,000	7,800,000
						97,535,000
Pennsylvania 2.6%
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2010D (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.03%		10/02/17	500,000	500,000
Beaver Cnty IDA
Environmental Improvement RB (BASF Corp) Series 1997	b	1.03%		10/06/17	10,800,000	10,800,000
Chambersburg Municipal Auth
RB (Wilson College) Series 2007 (LOC: BANK OF AMERICA NA)	b	1.03%		10/06/17	17,480,000	17,480,000
Erie Cnty Hospital Auth
RB (St. Vincent Health Center) Series 2010B (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	0.99%		10/06/17	18,400,000	18,400,000
Geisinger Auth
Health System RB (Geisinger Health) Series 2009A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.96%		10/06/17	5,560,000	5,560,000
Health System RB (Geisinger Health) Series 2011A1 (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.96%		10/06/17	1,785,000	1,785,000
Health System RB (Geisinger Health) Series 2017A (LIQ: BARCLAYS BANK PLC)	a,c	0.96%		10/06/17	5,315,000	5,315,000
Health System RB (Geisinger Health) Series 2017A1 (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.96%		10/06/17	4,995,000	4,995,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Lancaster Cnty Hospital Auth
Sr Living Facility RB (Quarryville Presbyterian Retirement Community) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	0.98%		10/06/17	6,165,000	6,165,000
Lycoming Cnty Auth
RB (Lycoming College) Series 2013S1 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	0.99%		10/06/17	4,175,000	4,175,000
Montgomery Cnty IDA
Environmental Facilities RB (Lonza Inc) Series 2000 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	b	1.09%		10/06/17	7,000,000	7,000,000
Montgomery Cnty Redevelopment Auth
M/F Housing RB (Kingswood Apts) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.97%		10/06/17	8,010,000	8,010,000
Northampton Cnty
RB (Binney & Smith) Series 1997A (LOC: JPMORGAN CHASE BANK NA)	b	1.07%		10/06/17	7,500,000	7,500,000
RB (Binney & Smith) Series 1997B (LOC: JPMORGAN CHASE BANK NA)	b	1.12%		10/06/17	285,000	285,000
Pennsylvania
GO Bonds 1st Series 2012 (LIQ: TORONTO-DOMINION BANK/THE)	a,c	0.98%		10/06/17	2,000,000	2,000,000
GO Refunding Bonds 3rd Series 2004 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a,c	0.97%		10/05/17	57,385,000	57,385,000
Pennsylvania Economic Development Financing Auth
Economic Development RB Series 2005B2 (LOC: PNC BANK NATIONAL ASSOCIATION)	b	1.06%		10/06/17	1,800,000	1,800,000
RB (Salem Rd) Series 2007D1 (LOC: PNC BANK NATIONAL ASSOCIATION)	b	1.06%		10/06/17	1,600,000	1,600,000
RB (Solar Innovations) Series 2007 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	1.24%		10/06/17	5,605,000	5,605,000
RB (Univ of Pittsburgh Medical Center) Series 2015B (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.04%		10/06/17	1,665,000	1,665,000
RB (Univ of Pittsburgh Medical Center) Series 2016 (LIQ: BARCLAYS BANK PLC)	a,c	0.99%		10/06/17	3,605,000	3,605,000
Pennsylvania HFA
S/F Mortgage RB Series 2002-75A (LIQ: ROYAL BANK OF CANADA)	b	0.97%		10/06/17	23,465,000	23,465,000
S/F Mortgage RB Series 2003-79B (LIQ: ROYAL BANK OF CANADA)	b	0.97%		10/06/17	27,000,000	27,000,000
S/F Mortgage RB Series 2004-81C (LIQ: ROYAL BANK OF CANADA)	b	0.97%		10/06/17	18,475,000	18,475,000
S/F Mortgage RB Series 2004-82C (LIQ: ROYAL BANK OF CANADA)	b	0.97%		10/06/17	20,420,000	20,420,000
S/F Mortgage RB Series 2005-91B (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)	b	1.00%		10/06/17	34,545,000	34,545,000
S/F Mortgage RB Series 2006-93B (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	b	0.98%		10/06/17	3,435,000	3,435,000
S/F Mortgage RB Series 2006-94B (LIQ: TD BANK NA)	b	0.97%		10/06/17	10,515,000	10,515,000
S/F Mortgage RB Series 2007-100C (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	b	0.98%		10/06/17	4,700,000	4,700,000
S/F Mortgage RB Series 2013-115A (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.04%		10/06/17	5,410,000	5,410,000
S/F Mortgage RB Series 2017-122 (LIQ: BARCLAYS BANK PLC)	a,c	0.97%		10/06/17	3,270,000	3,270,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Pennsylvania Higher Educational Facilities Auth
RB (Assoc of Indep Colleges & Univs of PA) Series 2001I1 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	0.99%		10/06/17	5,300,000	5,300,000
Refunding RB (Univ of Pennsylvania Health) Series 2016C (LIQ: BANK OF AMERICA NA)	a,c	0.99%		10/06/17	4,095,000	4,095,000
Pennsylvania State Turnpike Commission
Registration Fee Refunding RB Series 2005A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	a,c	0.98%		10/06/17	6,905,000	6,905,000
Philadelphia
Airport Refunding RB Series 2005C2 (LOC: ROYAL BANK OF CANADA)	b	0.97%		10/06/17	18,200,000	18,200,000
South Central General Auth
RB (Lutheran Social Services) Series 2006 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	1.02%		10/06/17	11,635,000	11,635,000
Southcentral General Auth
RB (Hanover Lutheran Retirement Village) Series 2005 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	0.99%		10/06/17	2,900,000	2,900,000
RB (Homewood at Hanover) Series 2003 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	0.99%		10/06/17	4,680,000	4,680,000
						376,580,000
Rhode Island 0.2%
Rhode Island Housing & Mortgage Finance Corp
M/F Mortgage RB (Groves at Johnson) Series 2006 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	0.96%		10/06/17	25,150,000	25,150,000
South Carolina 0.3%
Charleston
Waterworks & Sewer System RB Series 2015 (LIQ: CITIBANK NA)	a,c	0.97%		10/06/17	6,000,000	6,000,000
Charleston Educational Excellence Financing Corp
Installment Purchase Refunding RB Series 2013B (LIQ: CREDIT SUISSE AG)	a,c	0.97%		10/06/17	2,125,000	2,125,000
South Carolina Educational Facilities Auth
RB (Charleston Southern Univ) Series 2003 (LOC: BANK OF AMERICA NA)	b	1.02%		10/06/17	1,000,000	1,000,000
South Carolina Jobs Economic Development Auth
IRB (South Carolina Electric & Gas) Series 2008 (LOC: TD BANK NA)	b	0.98%		10/06/17	4,790,000	4,790,000
RB (Holcim) Series 2003 (LOC: COMERICA BANK)	b	0.98%		10/06/17	25,000,000	25,000,000
						38,915,000
South Dakota 0.1%
South Dakota Housing Development Auth
M/F Housing RB (Harmony Heights) Series 2001 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.05%		10/06/17	5,200,000	5,200,000
South Dakota Value Added Finance Auth
Solid Waste Disposal RB (Lincoln Land) Series 2014 (LOC: AGRIBANK FCB)	b	1.02%		10/06/17	5,500,000	5,500,000
						10,700,000
Tennessee 1.2%
Blount Cnty Public Building Auth
Public Improvement Bonds Series E6A (LOC: BRANCH BANKING AND TRUST COMPANY)	b	0.95%		10/06/17	26,615,000	26,615,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Clarksville Public Building Auth
Pooled Financing RB Series 1997 (LOC: BANK OF AMERICA NA)	b	1.04%		10/06/17	1,000,000	1,000,000
Pooled Financing RB Series 1999 (LOC: BANK OF AMERICA NA)	a,b	1.04%		10/06/17	3,475,000	3,475,000
Pooled Financing RB Series 2009 (LOC: BANK OF AMERICA NA)	b	1.04%		10/06/17	8,220,000	8,220,000
Jackson Health, Educational & Housing Facility Board
M/F Housing RB (Patrician Terrace Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.00%		10/06/17	1,900,000	1,900,000
Lewisburg IDB
Solid Waste Disposal RB (Waste Management of Tennessee) Series 2003 (LOC: PNC BANK NATIONAL ASSOCIATION)	b	1.01%		10/06/17	5,000,000	5,000,000
Metro Government of Nashville & Davidson Cnty
GO Bonds Series 2017 (LIQ: US BANK NA)	a,c	0.99%		10/05/17	16,875,000	16,875,000
Metro Government of Nashville & Davidson Cnty Health & Educational Facilities Board
M/F Housing RB (Burning Tree Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.00%		10/06/17	6,855,000	6,855,000
M/F Housing RB (Weatherly Ridge Apts) Series 2006A (LOC: US BANK NA)	b	0.99%		10/06/17	10,000,000	10,000,000
M/F Housing Refunding RB (Brentwood Oaks Apts) Series 1991 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.97%		10/06/17	11,320,000	11,320,000
Montgomery Cnty Public Building Auth
Pooled Financing RB (Tennessee Cnty Loan Pool) Series 1995 (LOC: BANK OF AMERICA NA)	a,b	1.04%		10/06/17	145,000	145,000
Pooled Financing RB (Tennessee Cnty Loan Pool) Series 1997 (LOC: BANK OF AMERICA NA)	b	1.04%		10/06/17	7,830,000	7,830,000
Sevier Cnty Public Building Auth
Public Improvement Bonds Series VA1 (LOC: BRANCH BANKING AND TRUST COMPANY)	b	0.96%		10/06/17	24,615,000	24,615,000
Public Improvement Bonds Series VD1 (LOC: BANK OF AMERICA NA)	b	0.98%		10/06/17	8,500,000	8,500,000
Public Improvement Bonds Series VIIB1 (LOC: BANK OF AMERICA NA)	b	0.98%		10/06/17	22,095,000	22,095,000
Shelby Cnty Health, Educational & Housing Facilities Board
M/F Housing Mortgage RB (Lexington & Charter Oaks Apts) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.98%		10/06/17	3,200,000	3,200,000
RB (Methodist Healthcare) Series 2004B (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.00%		10/06/17	7,355,000	7,355,000
Sullivan Cnty
GO Bonds Series 2017 (LIQ: US BANK NA)	a,c	0.99%		10/05/17	18,230,000	18,230,000
						183,230,000
Texas 11.0%
Alamo CCD
LT GO Refunding Bonds Series 2012 (LIQ: MORGAN STANLEY BANK NA)	a,c	0.97%		10/06/17	6,670,000	6,670,000
Austin
Electric Utility System Refunding RB Series 2017 (LIQ: US BANK NA)	a,c	1.09%	10/05/17	11/16/17	7,285,000	7,285,000
Bexar Cnty Housing Finance Corp
M/F Housing RB Series 1996 (LOC: NORTHERN TRUST COMPANY (THE))	b	1.02%		10/06/17	10,375,000	10,375,000
Brazos Harbor IDC
RB (BASF Corp) Series 2003	b	1.08%		10/06/17	19,000,000	19,000,000
Refunding RB (BASF Corp) Series 2006	b	1.08%		10/06/17	35,000,000	35,000,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Brazos River Harbor Navigation District
RB (BASF Corp) Series 2001	b	1.08%		10/06/17	21,000,000	21,000,000
RB (BASF Corp) Series 2002	b	1.08%		10/06/17	25,000,000	25,000,000
Calhoun Cnty Navigation District
Environmental Facilities RB (Formosa Plastics) Series 2006 (LOC: BANK OF AMERICA NA)	b	1.02%		10/06/17	28,500,000	28,500,000
Solid Waste Disposal RB (Formosa Plastics) Series 2000 (LOC: JPMORGAN CHASE BANK NA)	b	1.02%		10/06/17	25,000,000	25,000,000
Calhoun Cnty Navigation IDA
Port RB (Formosa Plastics) Series 2011C (LOC: SUMITOMO MITSUI BANKING CORPORATION)	a,b	0.98%		10/06/17	27,500,000	27,500,000
Calhoun Port Auth
Environmental Facilities RB (Formosa Plastics) Series 2008 (LOC: BANK OF AMERICA NA)	b	1.04%		10/06/17	50,000,000	50,000,000
Environmental Facilities RB (Formosa Plastics) Series 2011B (LOC: SUMITOMO MITSUI BANKING CORPORATION)	a,b	0.98%		10/06/17	45,000,000	45,000,000
Port RB (Formosa Plastics) Series 2007A (LOC: PNC BANK NATIONAL ASSOCIATION)	b	1.04%		10/06/17	47,300,000	47,300,000
Port RB (Formosa Plastics) Series 2011A (LOC: SUMITOMO MITSUI BANKING CORPORATION)	a,b	0.98%		10/06/17	32,300,000	32,300,000
Capital Area Housing Finance Corporation
M/F Housing RB (Encino Pointe Apts) Series 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	0.99%		10/06/17	14,865,000	14,865,000
Clear Creek ISD
ULT GO Refunding Bonds Series 2004A (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: STATE STREET BANK AND TRUST COMPANY)	a,c	0.98%		10/05/17	16,120,000	16,120,000
Collin Cnty HFA
M/F Housing RB (Huntington Apts) Series 1996 (LOC: NORTHERN TRUST COMPANY (THE))	b	0.96%		10/06/17	12,305,000	12,305,000
Conroe ISD
ULT GO & Refunding Bonds Series 2016A (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: US BANK NA)	a,c	0.99%		10/05/17	7,000,000	7,000,000
Cypress-Fairbanks ISD
ULT GO Refunding Bonds Series 2014C (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: CITIBANK NA)	a,c	0.97%		10/06/17	3,335,000	3,335,000
Dallam Cnty IDC
Economic Development RB (Consolidated Dairy Management) Series 2009 (LOC: FARM CREDIT BANK OF TEXAS)	b	0.98%		10/06/17	2,800,000	2,800,000
Economic Development RB (Hillmar Cheese) Series 2010 (LOC: COBANK ACB)	b	0.98%		10/06/17	20,000,000	20,000,000
Economic Development Refunding RB (Hilmar Cheese) Series 2009 (LOC: COBANK ACB)	b	0.98%		10/06/17	24,500,000	24,500,000
IDRB (Dalhart Jersey Ranch) Series 2006 (LOC: COBANK ACB)	b	1.02%		10/06/17	2,635,000	2,635,000
IDRB (Morning Star Dairy) Series 2015 (LOC: FARM CREDIT BANK OF TEXAS)	b	1.02%		10/06/17	5,350,000	5,350,000
Dallas Area Rapid Transit
Sr Lien Sales Tax RB Series 2008 (ESCROW) (LIQ: CITIBANK NA)	a,c	0.97%		10/06/17	17,330,000	17,330,000
Sr Lien Sales Tax Refunding RB Series 2016A (LIQ: MORGAN STANLEY BANK NA)	a,c	0.97%		10/06/17	10,905,000	10,905,000
Dallas-Fort Worth Int'l Airport Facility Improvement Corp
Airport Facility RB (FlightSafety) Series 1999	b	0.95%		10/06/17	9,600,000	9,600,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
El Paso ISD
ULT GO Bonds Series 2004B (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	b	0.96%		10/06/17	29,730,000	29,730,000
ULT GO Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: US BANK NA)	a,c	0.99%		10/05/17	4,860,000	4,860,000
Grand Parkway Transportation Corp
Sub Tier Toll RB Series 2013B (LIQ: ROYAL BANK OF CANADA)	a,c	0.99%		10/06/17	11,000,000	11,000,000
Sub Tier Toll RB Series 2013B (LIQ: STATE STREET BANK AND TRUST COMPANY)	a,c	0.98%		10/06/17	35,600,000	35,600,000
Gulf Coast Waste Disposal Auth
RB (ExxonMobil) Series 2001B	b	0.95%		10/02/17	7,250,000	7,250,000
Solid Waste Disposal RB (Waste Management) Series 2004A (LOC: JPMORGAN CHASE BANK NA)	b	1.02%		10/06/17	32,700,000	32,700,000
Hale Cnty IDC
Economic Development RB (Silverado TX) Series 2008 (LOC: COOPERATIEVE RABOBANK UA)	b	1.02%		10/06/17	5,400,000	5,400,000
IDRB (Struikmans Ramona) Series 2003 (LOC: COOPERATIEVE RABOBANK UA)	b	1.02%		10/06/17	3,000,000	3,000,000
IDRB (White River Ranch) Series 2004 (LOC: WELLS FARGO BANK NA)	b	1.02%		10/06/17	4,000,000	4,000,000
Harris Cnty Housing Finance Corp
M/F Housing RB (Baypointe Apts) Series 2006 (LOC: CITIBANK NA)	b	1.00%		10/06/17	11,445,000	11,445,000
M/F Housing RB (Village At Cornerstone Apts) Series 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.99%		10/06/17	7,015,000	7,015,000
Hays Consolidated ISD
ULT GO Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: US BANK NA)	a,c	0.99%		10/05/17	4,680,000	4,680,000
Houston
Water & Sewer System Jr Lien Refunding RB Series 2001B (ESCROW) (LIQ: BANK OF AMERICA NA)	a,c	1.08%		10/06/17	7,000,000	7,000,000
Houston ISD
LT GO Refunding Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: CITIBANK NA)	a,c	0.95%		10/06/17	11,250,000	11,250,000
Hurst-Euless-Bedford ISD
ULT GO Refunding Bonds Series 2006 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: STATE STREET BANK AND TRUST COMPANY)	a,c	0.98%		10/05/17	10,055,000	10,055,000
Lavaca-Navidad River Auth
Water Contract RB (Formosa Plastics) Series 1990 (LOC: BANK OF AMERICA NA)	b	0.96%		10/06/17	13,600,000	13,600,000
Lower Neches Valley Auth
Exempt Facilities Refunding RB (ExxonMobil) Series 2001B	b	0.95%		10/02/17	4,405,000	4,405,000
Massachusetts School Building Auth
Sr Dedicated Sales Tax Refunding Bonds Series 2015C (LIQ: US BANK NA)	a,c	0.99%		10/05/17	3,915,000	3,915,000
Mesquite ISD
ULT GO Bonds Series 2000 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	b	0.96%		10/06/17	9,755,000	9,755,000
Muleshoe Economic Development Corp
IDRB (John Lyle & Grace Ajean) Series 2005 (LOC: COOPERATIEVE RABOBANK UA)	b	1.02%		10/06/17	4,570,000	4,570,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
North Central Texas Health Facilities Development Corp
RB (Children's Medical Center of Dallas) Series 2009 (LIQ: TORONTO-DOMINION BANK/THE)	a,c	0.98%		10/06/17	18,500,000	18,500,000
North Texas Municipal Water District
Water System Refunding RB Series 2016 (LIQ: US BANK NA)	a,c	0.99%		10/05/17	10,295,000	10,295,000
North Texas Tollway Auth
System RB Series 2011A (LIQ: CITIBANK NA)	a,c	0.97%		10/06/17	17,655,000	17,655,000
Panhandle Regional Housing Financial Corp
M/F Housing RB (Jason Avenue Residential Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	0.99%		10/06/17	10,000,000	10,000,000
Pflugerville ISD
ULT GO Bonds Series 2014 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: ROYAL BANK OF CANADA)	a,c	0.97%		10/06/17	2,500,000	2,500,000
Port Arthur Navigation District IDC
Exempt Facilities RB (TOTAL USA) Series 2010A	b	1.00%		10/06/17	37,565,000	37,565,000
Exempt Facilities RB (Total USA) Series 2012A	b	1.00%		10/06/17	64,200,000	64,200,000
Exempt Facilities RB (Total USA) Series 2012B	b	1.00%		10/06/17	20,000,000	20,000,000
RB (Total USA) Series 2011	b	1.00%		10/06/17	40,000,000	40,000,000
RB (Total USA) Series 2012	b	1.00%		10/06/17	89,200,000	89,200,000
Port of Houston Auth
ULT GO Refunding Bonds Series 2008A (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.02%		10/06/17	37,830,000	37,830,000
Port of Port Arthur Navigation District
Exempt Facilities RB (Total Petrochemicals USA) Series 2009	b	1.00%		10/06/17	20,000,000	20,000,000
Exempt Facilities RB (Total Petrochemicals USA) Series 2010	b	1.00%		10/06/17	16,900,000	16,900,000
RB (ATOFINA Petrochemicals) Series 2002B	b	0.96%		10/06/17	10,000,000	10,000,000
RB (ATOFINA Petrochemicals) Series 2003B	b	1.02%		10/06/17	10,000,000	10,000,000
RB (BASF Corp) Series 1998	b	1.03%		10/06/17	15,200,000	15,200,000
RB (BASF Corp) Series 2002A	b	1.08%		10/06/17	15,000,000	15,000,000
RB (BASF Corp) Series 2003A	b	1.08%		10/06/17	15,000,000	15,000,000
RB (TOTAL Petrochemicals USA) Series 2008	b	1.02%		10/06/17	50,000,000	50,000,000
San Antonio
Electric & Gas Systems Jr Lien RB Series 2013 (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.96%		10/06/17	17,750,000	17,750,000
Electric & Gas Systems Refunding RB Series 2009A (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.96%		10/06/17	11,975,000	11,975,000
Water System Jr Lien Refunding & RB Series 2016C (LIQ: US BANK NA)	a,c	0.99%		10/05/17	8,145,000	8,145,000
San Antonio Public Facilities Corp
Improvement and Refunding Lease RB Series 2012 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a,c	0.97%		10/06/17	18,535,000	18,535,000
Lease & Refunding RB Series 2012 (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.96%		10/06/17	10,705,000	10,705,000
Southeast Housing Finance Corp
M/F Housing RB (Mansions at Moses Lake Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.00%		10/06/17	6,000,000	6,000,000
M/F Housing RB (Piedmont Apts) Series 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.99%		10/06/17	12,735,000	12,735,000
Tarrant Cnty Cultural Education Facilities Finance Corp
RB (Texas Health Resources) Series 2016A (LIQ: MORGAN STANLEY BANK NA)	a,c	0.97%		10/06/17	11,250,000	11,250,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Texas
GO Bonds Series 2009C-1 (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.96%		10/06/17	7,500,000	7,500,000
GO Bonds Series 2016 (LIQ: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	b	0.93%		10/06/17	36,385,000	36,385,000
GO Refunding Bonds Series 1999A (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)	b	0.96%		10/06/17	7,135,000	7,135,000
Texas A&M Univ
Financing System RB Series 2010B (LIQ: BARCLAYS BANK PLC)	a,c	0.98%		10/06/17	2,500,000	2,500,000
Texas Dept of Housing & Community Affairs
M/F Housing RB (Atascocita Pines Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.99%		10/06/17	10,590,000	10,590,000
M/F Housing RB (Costa Ibiza Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	0.98%		10/06/17	7,940,000	7,940,000
M/F Housing RB (Creek Point Apts) Series 2000 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	0.96%		10/06/17	5,160,000	5,160,000
M/F Housing RB (Lancaster Apts) Series 2007 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.99%		10/06/17	12,980,000	12,980,000
M/F Housing RB (Tower Ridge Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.09%		10/06/17	15,000,000	15,000,000
M/F Housing RB (West Oaks Sr Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	0.99%		10/06/17	11,875,000	11,875,000
M/F Housing RB (Woodmont Apts) Series 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	0.99%		10/06/17	14,180,000	14,180,000
M/F Housing Refunding RB (Addison Park Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.09%		10/06/17	12,395,000	12,395,000
M/F Housing Refunding RB (Alta Cullen Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.00%		10/06/17	11,700,000	11,700,000
S/F Mortgage RB Series 2004D (LIQ: TEXAS STATE OF)	b	0.96%		10/06/17	5,600,000	5,600,000
S/F Mortgage RB Series 2007A (LIQ: TEXAS STATE OF)	b	0.98%		10/06/17	25,700,000	25,700,000
S/F Mortgage Refunding RB Bonds Series 2004B (LIQ: TEXAS STATE OF)	b	0.96%		10/06/17	6,500,000	6,500,000
S/F Mortgage Refunding RB Series 2005A (LIQ: TEXAS STATE OF)	b	0.98%		10/06/17	14,705,000	14,705,000
Texas Transportation Commission
GO Bonds Series 2008 (LIQ: MORGAN STANLEY BANK NA)	a,c	0.97%		10/06/17	4,870,000	4,870,000
GO Bonds Series 2016A (LIQ: US BANK NA)	a,c	0.99%		10/05/17	6,800,000	6,800,000
GO Refunding Bonds Series 2014 (LIQ: MORGAN STANLEY BANK NA)	a,c	0.97%		10/06/17	4,000,000	4,000,000
State Highway Fund 1st Tier RB Series 2016B (LIQ: MORGAN STANLEY BANK NA)	a,c	0.97%		10/06/17	8,000,000	8,000,000
State Highway Fund 1st Tier Refunding RB Series 2014A (LIQ: MORGAN STANLEY BANK NA)	a,c	0.97%		10/06/17	16,000,000	16,000,000
Univ of Texas
Revenue Financing System Bonds Series 2012B (LIQ: ROYAL BANK OF CANADA)	a,c	0.97%		10/06/17	7,300,000	7,300,000
Revenue Financing System Bonds Series 2016B (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.96%		10/06/17	1,950,000	1,950,000
						1,601,610,000
Utah 0.6%
Logan City
IDRB (Scientific Technology) Series 2001 (LOC: BANK OF THE WEST)	b	1.05%		10/06/17	1,150,000	1,150,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Utah Housing Corp
M/F Housing RB (Tanglewood Apts) Series 2004A (LOC: CITIBANK NA)	b	1.00%		10/06/17	8,865,000	8,865,000
M/F Housing RB (Timbergate Apts) Series 2009A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	0.99%		10/06/17	6,250,000	6,250,000
Utah Transit Auth
Sales Tax RB Series 2008A (ESCROW) (LIQ: CREDIT SUISSE AG)	a,c	0.97%		10/06/17	13,500,000	13,500,000
Utah Water Finance Agency
RB Series 2016B2 (LIQ: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	b	0.96%		10/06/17	54,655,000	54,655,000
						84,420,000
Virginia 0.8%
Alexandria
GO Bonds Series 2017A (LIQ: US BANK NA)	a,c	0.99%		10/05/17	4,800,000	4,800,000
Fairfax Cnty Economic Development Auth
Project RB (Metrorail Parking System) Series 2017 (LIQ: BANK OF AMERICA NA)	a,c	0.96%		10/06/17	7,500,000	7,500,000
Fairfax Cnty IDA
Health Care RB (Inova Health) Series 2012D (LIQ: CREDIT SUISSE AG)	a,c	0.97%		10/06/17	3,080,000	3,080,000
Fairfax Cnty Water Auth
Water Refunding RB Series 2017 (LIQ: CITIBANK NA)	a,c	0.97%		10/06/17	5,500,000	5,500,000
Harrisonburg Redevelopment & Housing Auth
M/F Housing RB (Woodman West Apts) Series 2008 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.98%		10/06/17	3,150,000	3,150,000
King George Cnty IDA
Solid Waste Disposal Facility RB (Garnet) Series 1996 (LOC: JPMORGAN CHASE BANK NA)	b	1.02%		10/06/17	3,700,000	3,700,000
Loudoun Cnty
GO Public Improvement Bonds Series 2017A (LIQ: US BANK NA)	a,c	0.99%		10/05/17	3,725,000	3,725,000
Metropolitan Washington Airports Auth
Airport System Refunding RB Series 2010C1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	b	0.91%		10/06/17	27,820,000	27,820,000
Airport System Refunding RB Series 2011A2 (LOC: ROYAL BANK OF CANADA)	b	0.98%		10/06/17	9,540,000	9,540,000
Airport System Refunding RB Series 2011A3 (LOC: ROYAL BANK OF CANADA)	b	0.98%		10/06/17	19,350,000	19,350,000
Airport System Refunding RB Series 2012A (LIQ: BARCLAYS BANK PLC)	a,c	1.02%		10/06/17	7,500,000	7,500,000
Airport System Refunding RB Series 2017A (LIQ: CREDIT SUISSE AG)	a,c	1.02%		10/06/17	5,700,000	5,700,000
Suffolk
GO Refunding Bonds Series 2017A (LIQ: US BANK NA)	a,c	1.09%	10/05/17	10/26/17	4,600,000	4,600,000
Sussex Cnty IDA
Solid Waste Disposal RB (Waste Management) Series 2002A (LOC: JPMORGAN CHASE BANK NA)	b	1.01%		10/06/17	10,000,000	10,000,000
Univ of Virginia
General Refunding RB Series 2017B (LIQ: US BANK NA)	a,c	1.09%	10/05/17	11/30/17	5,330,000	5,330,000
						121,295,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Washington 4.0%
Central Puget Sound Regional Transit Auth
Sales Tax Bonds Series 2007A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.04%		10/06/17	8,385,000	8,385,000
Highline SD #401
ULT GO Bonds Series 2017 (GTY: STATE OF WASHINGTON) (LIQ: US BANK NA)	a,c	1.09%	10/05/17	10/26/17	5,845,000	5,845,000
King Cnty
LT GO Bonds Series 2009 (ESCROW) (LIQ: BARCLAYS BANK PLC)	a,c	0.99%		10/06/17	5,000,000	5,000,000
Sewer Refunding RB Series 2011B (LIQ: CITIBANK NA)	a,c	0.97%		10/06/17	7,785,000	7,785,000
Sewer Refunding RB Series 2011B (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.96%		10/06/17	6,950,000	6,950,000
King Cnty Housing Auth
RB (Auburn Court Apts) Series 1997 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.99%		10/06/17	10,845,000	10,845,000
RB (Greenbridge Redevelopment-Salmon Creek Apts) Series 2007 (LOC: BANK OF AMERICA NA)	b	1.03%		10/06/17	3,880,000	3,880,000
RB (Overlake Tod) Series 2000B (LOC: BANK OF AMERICA NA)	b	1.03%		10/06/17	6,475,000	6,475,000
Port Bellingham IDA
IDRB (Hempler Foods) Series 2006 (LOC: BANK OF MONTREAL)	b	0.98%		10/06/17	6,125,000	6,125,000
Port of Seattle
1st Lien Refunding RB Series 2016B (LIQ: TORONTO-DOMINION BANK/THE)	a,c	1.03%		10/06/17	3,600,000	3,600,000
RB (Crowley Marine Services) Series 2001 (LOC: DNB BANK ASA)	b	1.00%		10/06/17	8,700,000	8,700,000
Sub Lien Refunding RB Series 2008 (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)	b	1.03%		10/06/17	38,445,000	38,445,000
Seattle
Drainage and Wastewater System Refunding RB 2017 (LIQ: US BANK NA)	a,c	1.09%	10/05/17	12/28/17	12,855,000	12,855,000
Light & Power RB Series 2015A (LIQ: US BANK NA)	a,c	1.09%	10/05/17	11/30/17	5,980,000	5,980,000
Light & Power Refunding RB Series 2017C (LIQ: US BANK NA)	a,c	1.09%	10/05/17	12/28/17	10,300,000	10,300,000
LT GO Bonds Series 2017A (LIQ: US BANK NA)	a,c	0.99%		10/05/17	4,000,000	4,000,000
Water System Refunding RB Series 2017 (LIQ: US BANK NA)	a,c	1.09%	10/05/17	10/26/17	7,770,000	7,770,000
Snohomish Cnty Housing Auth
RB (Olympic View & Sound View Apts) Series 2007 (LOC: BANK OF AMERICA NA)	b	1.03%		10/06/17	5,095,000	5,095,000
Tacoma SD #10
ULT Refunding GO Bonds Series 2015 (GTY: STATE OF WASHINGTON) (LIQ: CITIBANK NA)	a,c	0.97%		10/06/17	5,100,000	5,100,000
Washington
GO Bonds Series 2003C (LIQ: MORGAN STANLEY BANK NA)	a,c	0.97%		10/06/17	8,490,000	8,490,000
GO Bonds Series 2009E (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.96%		10/06/17	18,840,000	18,840,000
GO Bonds Series 2011B (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.96%		10/06/17	4,000,000	4,000,000
GO Bonds Series 2012C (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.96%		10/06/17	7,500,000	7,500,000
GO Bonds Series 2014A (LIQ: MORGAN STANLEY BANK NA)	a,c	0.97%		10/06/17	3,365,000	3,365,000
GO Bonds Series 2014D (LIQ: CITIBANK NA)	a,c	0.97%		10/06/17	4,700,000	4,700,000
GO Bonds Series 2017D (LIQ: WELLS FARGO BANK NA)	a,c	0.97%		10/06/17	9,250,000	9,250,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Washington Economic Development Finance Auth
Solid Waste Disposal RB (Waste Management) Series 2000C (LOC: BANK OF AMERICA NA)	b	1.05%		10/06/17	22,000,000	22,000,000
Solid Waste Disposal RB (Waste Management) Series 2000H (LOC: BANK OF AMERICA NA)	b	1.05%		10/06/17	13,650,000	13,650,000
Solid Waste Disposal RB (Waste Management) Series 2000I (LOC: BANK OF AMERICA NA)	b	1.05%		10/06/17	20,885,000	20,885,000
Solid Waste Disposal RB (Waste Management) Series 2002D (LOC: JPMORGAN CHASE BANK NA)	b	1.02%		10/06/17	20,000,000	20,000,000
Solid Waste Disposal RB (Waste Management) Series 2002E (LOC: JPMORGAN CHASE BANK NA)	b	1.02%		10/06/17	20,000,000	20,000,000
Washington Health Care Facilities Auth
RB (Multicare Health System) Series 2009A (LIQ: ROYAL BANK OF CANADA)	a,c	0.97%		10/06/17	8,110,000	8,110,000
RB (Providence Health & Services) Series 2010A (LIQ: BANK OF AMERICA NA)	a,c	0.97%		10/06/17	10,180,000	10,180,000
RB (Providence Health & Services) Series 2014C&2014D (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.96%		10/06/17	12,675,000	12,675,000
RB (Providence Health & Services) Series 2014D (LIQ: MORGAN STANLEY BANK NA)	a,c	0.97%		10/06/17	5,665,000	5,665,000
RB (Providence Heath & Services) Series 2014C (LIQ: BANK OF AMERICA NA)	a,c	0.97%		10/06/17	8,675,000	8,675,000
RB (Seattle Children's Hospital) Series 2010A (LIQ: BANK OF AMERICA NA)	a,c	0.97%		10/06/17	8,155,000	8,155,000
RB (Seattle Children's Hospital) Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.96%		10/06/17	3,270,000	3,270,000
Refunding RB (Seattle Children's Hospital) Series 2015A&B (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.96%		10/06/17	16,875,000	16,875,000
Refunding RB (Seattle Children's Hospital) Series 2015B (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.96%		10/06/17	13,860,000	13,860,000
Washington State Housing Finance Commission
M/F Housing RB (Anchor Village Apts) Series 1997 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.99%		10/06/17	10,750,000	10,750,000
M/F Housing RB (Ballinger Court Sr Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.99%		10/06/17	3,400,000	3,400,000
M/F Housing RB (Brittany Park Phase II) Series 1998A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.99%		10/06/17	3,480,000	3,480,000
M/F Housing RB (Brittany Park) Series 1996A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.99%		10/06/17	8,930,000	8,930,000
M/F Housing RB (Clark Island) Series 2007 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	0.99%		10/06/17	5,560,000	5,560,000
M/F Housing RB (Eagle's Landing Apts) Series 2006A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.99%		10/06/17	6,365,000	6,365,000
M/F Housing RB (Forest Creek Apts) Series 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.99%		10/06/17	13,680,000	13,680,000
M/F Housing RB (Heatherwood Apts) Series 2002A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	0.98%		10/06/17	14,525,000	14,525,000
M/F Housing RB (Highlander Apts) Series 2004A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.00%		10/06/17	7,000,000	7,000,000
M/F Housing RB (Kitts Corner Apts) Series 2014 (LOC: FEDERAL HOME LOAN BANKS)	b	0.96%		10/06/17	2,650,000	2,650,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
M/F Housing RB (Lakewood Meadows Apts) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.98%		10/06/17	6,280,000	6,280,000
M/F Housing RB (Parkview Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	0.99%		10/06/17	3,060,000	3,060,000
M/F Housing RB (Rainier Court Apts) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.99%		10/06/17	12,750,000	12,750,000
M/F Housing RB (Seasons Apts) Series 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.98%		10/06/17	22,640,000	22,640,000
M/F Housing RB (Urban Center Apts) Series 2012 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	0.95%		10/06/17	3,175,000	3,175,000
M/F Housing RB (Vintage at Burien Sr Living) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.99%		10/06/17	6,570,000	6,570,000
M/F Housing RB (Vintage at Chehalis Sr Living) Series 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.99%		10/06/17	8,190,000	8,190,000
M/F Housing RB (Willow Tree Grove Apts) Series 2011 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.00%		10/06/17	11,845,000	11,845,000
M/F Housing RB (Woodrose Apts) Series 1999A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.99%		10/06/17	6,750,000	6,750,000
M/F Mortgage RB (Wandering Creek) Series 1995 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.00%		10/06/17	5,300,000	5,300,000
M/F RB (Park Vista Retirement) Series 2005A (LOC: FEDERAL HOME LOAN BANKS)	b	0.99%		10/06/17	12,200,000	12,200,000
						578,380,000
West Virginia 0.9%
Cabell Cnty
University Facilities RB (Provident Group) Series 2010A (LOC: BANK OF AMERICA NA)	b	1.00%		10/06/17	70,665,000	70,665,000
Putnam Cnty Commission
Solid Waste Disposal RB (Toyota Motor Manufacturing) Series 1998A	b	0.99%		10/06/17	38,000,000	38,000,000
West Virginia HFA
RB (Pallottine Health) Series 2006 (LOC: FIFTH THIRD BANK (OHIO))	b	1.01%		10/06/17	20,000,000	20,000,000
						128,665,000
Wisconsin 1.0%
Oconomowoc Community Development Auth
M/F Housing RB Series 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.00%		10/06/17	4,430,000	4,430,000
Red Cedar
IDRB (Fairmount Minerals) Series 2007 (LOC: PNC BANK NATIONAL ASSOCIATION)	b	1.01%		10/06/17	10,000,000	10,000,000
Wisconsin Health & Educational Facilities Auth
RB (Ascension Health) Series 2012D (LIQ: CITIBANK NA)	a,c	0.97%		10/06/17	3,000,000	3,000,000
RB (Ascension Sr Credit Group) Series 2016A (LIQ: MORGAN STANLEY BANK NA)	a,c	0.97%		10/06/17	6,865,000	6,865,000
RB (Children's Hospital of WI) Series 2008B (LIQ: BARCLAYS BANK PLC)	a,c	0.99%		10/06/17	6,620,000	6,620,000
RB (Froedtert & Community Health) Series 2009C (ESCROW) (LIQ: BANK OF AMERICA NA)	a,c	0.99%		10/06/17	15,785,000	15,785,000
RB (Froedtert & Community Health) Series 2009C (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.96%		10/06/17	14,200,000	14,200,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (Froedtert Health) Series 2012A (LIQ: ROYAL BANK OF CANADA)	a,c	0.98%		10/06/17	5,275,000	5,275,000
RB (Mequon Jewish Campus) Series 2003 (LOC: JPMORGAN CHASE BANK NA)	b	1.00%		10/06/17	8,755,000	8,755,000
Wisconsin Housing & Economic Development Auth
Home Ownership RB Series 2003B (LIQ: FEDERAL HOME LOAN BANKS)	b	0.98%		10/06/17	13,140,000	13,140,000
Home Ownership RB Series 2007E (LIQ: FEDERAL HOME LOAN BANKS)	b	1.00%		10/06/17	19,730,000	19,730,000
Home Ownership RB Series 2008A (LIQ: BMO HARRIS BANK NA)	b	0.98%		10/06/17	16,150,000	16,150,000
Housing RB Series 2008A (LIQ: JPMORGAN CHASE BANK NA)	b	0.99%		10/06/17	4,990,000	4,990,000
Housing RB Series 2008G (LIQ: JPMORGAN CHASE BANK NA)	b	0.98%		10/06/17	9,740,000	9,740,000
M/F Housing Bonds Series 2007A (LIQ: FEDERAL HOME LOAN BANKS)	b	1.00%		10/06/17	6,875,000	6,875,000
M/F Housing Bonds Series 2007C (LIQ: FEDERAL HOME LOAN BANKS)	b	1.00%		10/06/17	5,895,000	5,895,000
M/F Housing Bonds Series 2008A (LIQ: FEDERAL HOME LOAN BANKS)	b	0.94%		10/06/17	30,000	30,000
						151,480,000
Wyoming 0.5%
Green River
RB (Rhone-Poulenc) Series 1994 (LOC: BANK OF AMERICA NA)	b	1.04%		10/06/17	11,400,000	11,400,000
Sweetwater Cnty
RB (Simplot Phosphates) Series 2007 (LOC: COOPERATIEVE RABOBANK UA)	b	1.05%		10/06/17	32,700,000	32,700,000
Wyoming Community Development Auth
Housing RB 2007 Series 11 (LIQ: FEDERAL HOME LOAN BANKS)	b	0.98%		10/06/17	6,000,000	6,000,000
Housing RB 2007 Series 6 (LIQ: FEDERAL HOME LOAN BANKS)	b	0.98%		10/06/17	7,000,000	7,000,000
Housing RB 2007 Series 8 (LIQ: FEDERAL HOME LOAN BANKS)	b	0.98%		10/06/17	12,000,000	12,000,000
						69,100,000
Other Investments 2.2%
Nuveen AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 4 (LOC: BARCLAYS BANK PLC)	a,b	1.04%		10/06/17	48,700,000	48,700,000
Nuveen Municipal Credit Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: JPMORGAN CHASE BANK NA)	a,b	1.17%		10/06/17	6,900,000	6,900,000
Variable Rate Demand Preferred Shares Series 2 (LOC: JPMORGAN CHASE BANK NA) (SIFMA Municipal Swap Index + 0.23%)	a	1.17%		10/06/17	17,400,000	17,400,000
Nuveen Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: BARCLAYS BANK PLC)	a,b	1.17%		10/06/17	2,300,000	2,300,000
Variable Rate Demand Preferred Shares Series 2 (LOC: BARCLAYS BANK PLC)	a,b	1.17%		10/06/17	130,100,000	130,100,000
Variable Rate Demand Preferred Shares Series 3 (LOC: BARCLAYS BANK PLC)	a,b	1.17%		10/06/17	7,000,000	7,000,000
Western Asset Intermediate Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: CITIBANK NA)
(SIFMA Municipal Swap Index + 0.25%)	a	1.19%		10/06/17	24,200,000	24,200,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Western Asset Managed Municipals Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: CITIBANK NA)	a,b	1.19%		10/06/17	71,000,000	71,000,000
Western Asset Municipal Partners Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: CITIBANK NA)	a,b	1.19%		10/06/17	12,600,000	12,600,000
						320,200,000
Total Variable-Rate Municipal Securities
(Cost $11,861,176,088)						11,861,176,088
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,957,242,088 or 27.1% of net assets.
b	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
c	TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development bond
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
PFC —	Passenger facility charge
RB —	Revenue bond
SD —	School district
S/F —	Single-family
SIFMA —	Securities Industry and Financial Markets Association
TAN —	Tax anticipation note
TOB —	Tender option bond
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
ULT —	Unlimited tax
USD —	Unified school district
VRDN —	Variable rate demand note

The Charles Schwab Family of Funds
Schwab AMT Tax-Free Money Fund™

Portfolio Holdings as of September 30, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Municipal Securities 19.6% of net assets
Alabama 0.6%
Huntsville Healthcare Auth
CP		0.96%		10/02/17	12,600,000	12,600,000
CP		0.87%		11/13/17	5,000,000	5,000,000
						17,600,000
California 1.9%
California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006E		0.99%		12/05/17	9,220,000	9,220,000
California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004E		0.96%		10/18/17	10,000,000	10,000,000
RB (Kaiser Permanente) Series 2004E		0.99%		12/07/17	5,000,000	5,000,000
RB (Kaiser Permanente) Series 2004I		0.99%		11/08/17	22,500,000	22,500,000
RB (Kaiser Permanente) Series 2004I		0.97%		12/06/17	9,000,000	9,000,000
						55,720,000
Delaware 0.4%
Delaware Health Facilities Auth
RB (Christiana Care Health Services) Series 2010C		0.85%		10/05/17	10,000,000	10,000,000
District of Columbia 0.7%
District of Columbia Water & Sewer Auth
Extendible CP Series A		0.95%	10/03/17	04/02/18	20,000,000	20,000,000
Florida 1.8%
Florida Local Government Finance Commission
CP Series A1 (LOC: JPMORGAN CHASE BANK NA)		0.90%		10/03/17	16,200,000	16,200,000
Miami-Dade Cnty
Water & Sewer System CP Notes Series A1 (LOC: BARCLAYS BANK PLC)		0.85%		10/11/17	14,300,000	14,300,000
Water & Sewer System CP Notes Series A1 (LOC: BARCLAYS BANK PLC)		0.90%		11/16/17	1,000,000	1,000,000

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Sunshine State Governmental Financing Commission
CP Series H (LIQ: JPMORGAN CHASE BANK NA)		0.93%		11/08/17	13,000,000	13,000,000
CP Series H (LIQ: JPMORGAN CHASE BANK NA)		0.95%		12/14/17	7,000,000	7,000,000
						51,500,000
Georgia 0.5%
Atlanta
Water & Wastewater Revenue CP Notes 2015A2 (LOC: WELLS FARGO BANK NA)		1.00%		10/03/17	13,490,000	13,490,000
Idaho 0.2%
Idaho Health Facilities Auth
Hospital RB (Trinity Health) Series 2013ID		0.85%		12/01/17	5,500,000	5,500,000
Illinois 0.6%
Chicago
OHare Airport CP Notes Series 2009A (LOC: BANK OF AMERICA NA)		0.90%		12/14/17	3,600,000	3,600,000
Illinois Finance Auth
Pooled Program CP (LOC: NORTHERN TRUST COMPANY (THE))		0.94%		10/02/17	7,000,000	7,000,000
Pooled Program CP (LOC: NORTHERN TRUST COMPANY (THE))		0.92%		11/07/17	7,000,000	7,000,000
						17,600,000
Kentucky 0.4%
Louisville & Jefferson Cnty Metro Sewer District
BAN 2016		3.50%		11/15/17	12,200,000	12,237,716
Maryland 0.5%
Montgomery Cnty
RB (Trinity Health) Series 2013MD		0.85%		12/01/17	13,000,000	13,000,000
Massachusetts 1.0%
Massachusetts Bay Transportation Auth
Sales Tax CP Series B (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	c	0.87%		10/19/17	30,000,000	30,000,000
New Jersey 2.1%
Bergen Cnty
BAN 2016B		2.00%		12/14/17	24,000,000	24,044,218
Burlington Cnty Bridge Commission
Sub Revenue Notes Series 2016		2.00%		11/16/17	4,000,000	4,005,746
Freehold Township
BAN 2016		2.25%		11/17/17	1,500,000	1,502,642
Hudson Cnty Improvement Auth
Cnty-Guaranteed Pooled Notes Series 2016C1		2.00%		11/01/17	2,385,000	2,387,208
Jersey City
BAN 2017A		2.25%		01/19/18	2,966,000	2,976,792
Livingston Township
BAN 2017		2.25%		02/08/18	5,100,000	5,121,930
Montclair Township
GO BAN		2.50%		11/03/17	8,000,000	8,011,648
Nutley
BAN		2.25%		12/21/17	2,188,000	2,193,229

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Ocean City
BAN 2016C		2.50%		11/30/17	3,000,000	3,007,472
Readington Township
BAN Series 2017B		2.25%		02/01/18	2,778,000	2,788,270
Rockaway
BAN 2016		2.00%		11/16/17	2,300,000	2,303,290
South River
BAN 2016A		2.50%		12/12/17	3,000,000	3,007,364
						61,349,809
New York 2.9%
Amherst
BAN 2016		2.50%		11/09/17	9,876,262	9,893,685
Bedford CSD
BAN 2017		2.50%		07/13/18	3,000,000	3,031,998
Center Moriches UFSD
BAN 2017		2.25%		08/08/18	6,270,000	6,325,401
Central Islip UFSD
BAN		2.00%		08/16/18	4,000,000	4,032,861
Clarence CSD
BAN 2017A		2.50%		06/28/18	2,000,000	2,020,258
Eastport South Manor CSD
TAN 2017-2018		2.25%		06/22/18	3,800,000	3,831,651
Hampton Bays UFSD
TAN 2017		2.25%		06/20/18	9,300,000	9,377,915
Islip UFSD
BAN 2016		2.00%		11/10/17	2,890,000	2,893,515
Liverpool CSD
BAN		2.25%		06/28/18	6,140,000	6,192,323
Middletown City SD
BAN 2017		2.50%		06/21/18	3,990,000	4,030,216
New York State Power Auth
Extendible CP Series 1		0.90%	10/11/17	06/12/18	3,760,000	3,760,000
Pittsford CSD
GO BAN 2017		2.00%		02/09/18	2,000,000	2,006,963
Port Auth of New York & New Jersey
CP Series B		0.93%		11/09/17	15,000,000	15,000,000
Ravena-Coeymans-Selkirk CSD
BAN 2017		2.50%		08/17/18	2,000,000	2,024,267
West Islip UFSD
BAN 2017		2.15%		07/25/18	3,000,000	3,025,583
West Seneca
BAN 2017B		2.25%		07/26/18	7,000,000	7,066,123
						84,512,759
Ohio 1.4%
Franklin Cnty
RB (Trinity Health) Series 2013OH		0.85%		12/01/17	2,500,000	2,500,000
Ohio Higher Educational Facility Commission
Hospital RB (Cleveland Clinic Health System) Series 2008B5		0.87%		11/16/17	20,000,000	20,000,000
Hospital RB (Cleveland Clinic) Series 2008B5		0.90%		10/19/17	12,500,000	12,500,000

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Port of Greater Cincinnati Development Auth
Special Obligation Development RB (Springdale) Series 2006 (LOC: US BANK NA)		1.35%		02/01/18	6,860,000	6,860,000
						41,860,000
Tennessee 0.5%
Metro Government of Nashville & Davidson Cnty
GO CP Notes Series B-1 (LIQ: JPMORGAN CHASE BANK NA)		0.91%		10/02/17	3,490,000	3,490,000
Water & Sewer Revenue CP Series A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.90%		12/07/17	9,925,000	9,925,000
						13,415,000
Texas 2.2%
Dallas
Waterworks & Sewer System CP Series D1 (LIQ: STATE STREET BANK AND TRUST COMPANY)		1.03%		12/06/17	4,300,000	4,300,000
Harris Cnty Cultural Education Facilities Finance Corp
Refunding RB (Methodist Hospital) Series 2009C1	b	0.86%		11/08/17	20,000,000	19,997,200
San Antonio
Water System CP Series A (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		1.02%		12/12/17	15,000,000	15,000,000
Texas
GO Refunding Bonds Series 2017A		3.00%		10/01/17	100,000	100,000
TRAN Series 2017		4.00%		08/30/18	24,000,000	24,668,292
						64,065,492
Utah 0.7%
Intermountain Power Agency
CP Series B (LIQ: BANK OF AMERICA NA)		0.92%		10/13/17	7,000,000	7,000,000
CP Series B (LIQ: BANK OF AMERICA NA)		0.89%		11/02/17	10,000,000	10,000,000
CP Series B (LIQ: BANK OF AMERICA NA)		0.94%		11/14/17	4,140,000	4,140,000
						21,140,000
Virginia 0.4%
Metropolitan Washington Airports Auth
2nd Sr Lien CP (Dulles Toll Road) Series 1 (LOC: JPMORGAN CHASE BANK NA)		0.92%		10/25/17	10,000,000	10,000,000
Wisconsin 0.8%
Wisconsin Health & Educational Facilities Auth
RB (Aurora Health Care) Series 2008A (LOC: JPMORGAN CHASE BANK NA)		0.95%		02/05/18	7,400,000	7,400,000
RB (Aurora Health Care) Series 2008A (LOC: JPMORGAN CHASE BANK NA)		1.06%		05/03/18	17,000,000	17,000,000
						24,400,000
Total Fixed-Rate Municipal Securities
(Cost $567,390,776)						567,390,776

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Variable-Rate Municipal Securities 79.2% of net assets
Alabama 3.4%
Alabama Special Care Facility Financing Auth
RB (Ascension Health) Series 2016B (LIQ: MORGAN STANLEY BANK NA)	a,d	0.97%		10/06/17	4,540,000	4,540,000
Birmingham Water Works Board
Sr Water Refunding RB Series 2016A (LIQ: US BANK NA)	a,d	1.09%	10/05/17	10/19/17	5,975,000	5,975,000
Water RB Series 2011 (LIQ: BARCLAYS BANK PLC)	a,d	0.99%		10/06/17	2,900,000	2,900,000
Water RB Series 2013B (LIQ: BARCLAYS BANK PLC)	a,d	0.99%		10/06/17	10,310,000	10,310,000
Mobile Cnty IDA
Gulf Opportunity Zone RB (SSAB Alabama) Series 2010B (LOC: SWEDBANK AB)	e	0.98%		10/06/17	10,000,000	10,000,000
Gulf Opportunity Zone RB (SSAB Alabama) Series 2011 (LOC: NORDEA BANK AB)	c,e	0.98%		10/06/17	40,000,000	40,000,000
Recovery Zone Facility RB (SSAB Alabama) Series 2010A (LOC: SWEDBANK AB)	e	0.98%		10/06/17	15,960,000	15,960,000
Troy Health Care Auth
Lease RB (Southeast AL Rural Health Assoc) Series 2003 (LOC: FEDERAL HOME LOAN BANKS)	e	0.98%		10/06/17	1,625,000	1,625,000
Tuscaloosa Cnty Port Auth
RB (Midtown Village) Series 2006 (LOC: PNC BANK NATIONAL ASSOCIATION)	e	1.01%		10/06/17	7,000,000	7,000,000
						98,310,000
Arizona 0.8%
Arizona Health Facilities Auth
RB (Banner Health) Series 2008AD & 2012A (LIQ: MORGAN STANLEY BANK NA)	a,d	0.97%		10/06/17	9,770,000	9,770,000
Maricopa Cnty IDA
RB (Banner Health) Series 2016A (LIQ: BARCLAYS BANK PLC)	a,d	0.97%		10/06/17	5,620,000	5,620,000
Salt River Project Agricultural Improvement & Power District
Electric System RB Series 2009A (LIQ: JPMORGAN CHASE BANK NA)	a,d	0.96%		10/06/17	3,120,000	3,120,000
Electric System Refunding RB Series 2016A (LIQ: US BANK NA)	a,d	0.99%		10/05/17	4,995,000	4,995,000
						23,505,000
California 1.9%
Berkeley Cnty SD
GO Bonds Series 2017A (LIQ: US BANK NA)	a,d	1.09%	10/05/17	11/16/17	1,845,000	1,845,000
California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2017A-2 (LIQ: CITIBANK NA)	a,d	0.96%		10/06/17	4,500,000	4,500,000
Refunding RB (Stanford Hospital) Series 2010B (LIQ: MORGAN STANLEY BANK NA)	a,d	0.97%		10/06/17	2,000,000	2,000,000
California Infrastructure & Economic Development Bank
RB (Casa Loma College) Series 2009 (LOC: COMERICA BANK)	e	1.01%		10/06/17	3,215,000	3,215,000
California Pollution Control Financing Auth
RB (Hilmar Cheese) Series 2010 (LOC: COBANK ACB)	e	0.98%		10/06/17	5,285,000	5,285,000
California Statewide Communities Development Auth
Gas Supply RB Series 2010B (LOC: ROYAL BANK OF CANADA)
(SIFMA Municipal Swap Index + 0.10%)		1.04%	10/05/17	11/01/17	24,525,000	24,525,000
Los Angeles Dept of Water & Power
Water System RB Series 2014A (LIQ: MORGAN STANLEY BANK NA)	a,d	0.97%		10/06/17	4,700,000	4,700,000

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Massachusetts
GO Bonds Series 2016G (LIQ: CITIBANK NA)	a,d	0.96%		10/06/17	4,515,000	4,515,000
San Francisco
Refunding COP Series 2010A (LIQ: MORGAN STANLEY BANK NA)	a,d	0.97%		10/06/17	3,340,000	3,340,000
						53,925,000
Colorado 4.1%
Broomfield Urban Renewal Auth
Tax Increment RB Series 2005 (LOC: BNP PARIBAS SA)	e	1.02%		10/06/17	17,295,000	17,295,000
Colorado Health Facilities Auth
RB (Children's Hospital Colorado) Series 2016B (LOC: JPMORGAN CHASE BANK NA)	a,d	1.03%		10/02/17	11,165,000	11,165,000
RB (Sisters of Charity of Leavenworth Health) Series 2010A (LIQ: ROYAL BANK OF CANADA)	a,d	0.97%		10/06/17	5,670,000	5,670,000
RB (Sisters of Charity of Leavenworth Health) Series 2013A (LIQ: CITIBANK NA)	a,d	0.97%		10/06/17	5,600,000	5,600,000
RB (Sisters of Charity of Leavenworth Health) Series 2013A (LIQ: MORGAN STANLEY BANK NA)	a,d	0.97%		10/06/17	7,000,000	7,000,000
Denver
Wastewater Enterprise RB Series 2016 (LIQ: US BANK NA)	a,d	0.99%		10/05/17	9,945,000	9,945,000
Denver SD #1
GO Refunding Bonds Series 2005A (LIQ: STATE STREET BANK AND TRUST COMPANY)	a,d	0.98%		10/05/17	12,240,000	12,240,000
Denver Water Board
Water RB Series 2017A (LIQ: US BANK NA)	a,d	1.09%	10/05/17	11/30/17	1,720,000	1,720,000
Lower Colorado River Auth
Transmission Contract Revolving RB (LCRA) Series D (LOC: ROYAL BANK OF CANADA)	a,d	0.97%		10/06/17	2,570,000	2,570,000
Sheridan Redevelopment Agency
Tax Increment Refunding RB (South Santa Fe Drive) Series 2011A1 (LOC: JPMORGAN CHASE BANK NA)	e	1.00%		10/06/17	9,090,000	9,090,000
Univ of Colorado
Enterprise RB Series 2011A (ESCROW) (LIQ: CITIBANK NA)	a,d	0.97%		10/06/17	8,000,000	8,000,000
Enterprise RB Series 2013A (LIQ: ROYAL BANK OF CANADA)	a,d	0.97%		10/06/17	9,000,000	9,000,000
Enterprise RB Series 2014A (LIQ: JPMORGAN CHASE BANK NA)	a,d	0.96%		10/06/17	11,225,000	11,225,000
Univ of Colorado Hospital Auth
Refunding RB Series 2017A (LIQ: CITIBANK NA)	a,d	0.98%		10/06/17	8,765,000	8,765,000
						119,285,000
Connecticut 0.1%
Connecticut Health & Educational Facilities Auth
RB (Trinity Health) Series 2016CT (LIQ: TORONTO-DOMINION BANK/THE)	a,d	0.98%		10/06/17	3,750,000	3,750,000
District of Columbia 2.1%
District of Columbia
GO Bonds Series 2008E (LIQ: BANK OF AMERICA NA)	a,d	0.97%		10/06/17	3,305,000	3,305,000
GO Bonds Series 2016A (LIQ: JPMORGAN CHASE BANK NA)	a,d	0.96%		10/06/17	11,250,000	11,250,000
GO Bonds Series 2016D (LIQ: BARCLAYS BANK PLC)	a,d	0.96%		10/06/17	6,660,000	6,660,000
GO Bonds Series 2016D (LIQ: US BANK NA)	a,d	0.99%		10/05/17	5,590,000	5,590,000
GO Refunding Bonds Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	a,d	0.96%		10/06/17	4,665,000	4,665,000

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
GO Refunding Bonds Series 2017A (LIQ: US BANK NA)	a,d	1.09%	10/05/17	11/30/17	1,000,000	1,000,000
Income Tax Secured Refunding RB Series 2012B (LIQ: CITIBANK NA)	a,d	0.98%		10/06/17	6,200,000	6,200,000
District of Columbia Water & Sewer Auth
Public Utiliity Sr Lien RB Series 2017A (LIQ: CITIBANK NA)	a,d	0.96%		10/06/17	3,750,000	3,750,000
Public Utility RB Series 1998 (LIQ: CITIBANK NA)	a,d	0.98%		10/06/17	6,200,000	6,200,000
Public Utility Sub Lien RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a,d	0.96%		10/06/17	3,025,000	3,025,000
Public Utility Sub Lien Refunding RB Series 2008A (ESCROW) (LIQ: CITIBANK NA)	a,d	0.97%		10/06/17	9,360,000	9,360,000
						61,005,000
Florida 3.3%
Clearwater
Water & Sewer Refunding RB Series 2017 (LIQ: US BANK NA)	a,d	1.09%	10/05/17	11/30/17	2,000,000	2,000,000
Florida
Public Education Capital Outlay Bonds Series 2016G (LIQ: US BANK NA)	a,d	0.99%		10/05/17	2,500,000	2,500,000
Florida Dept of Transportation
Turnpike Refunding RB Series 2016C (LIQ: US BANK NA)	a,d	0.99%		10/05/17	7,530,000	7,530,000
Florida Housing Finance Agency
M/F Housing RB (Woodlands Apts) Series 1985S (LOC: NORTHERN TRUST COMPANY (THE))	e	0.94%		10/06/17	10,250,000	10,250,000
Florida Housing Finance Corp
M/F Housing RB (Hudson Ridge Apts) Series 2008L (LOC: FEDERAL HOME LOAN BANKS)	e	0.98%		10/06/17	6,655,000	6,655,000
M/F Mortgage RB (Autumn Place Apts) Series 2008K1 (LOC: FEDERAL HOME LOAN BANKS)	e	0.98%		10/06/17	5,955,000	5,955,000
M/F Mortgage Refunding RB Bonds (Lighthouse Bay Apts) Series 2002N1 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	e	0.97%		10/06/17	7,650,000	7,650,000
JEA
Electric System Sub RB Series 2013C (LIQ: CITIBANK NA)	a,d	0.97%		10/06/17	8,565,000	8,565,000
Orlando-Orange Cnty Expressway Auth
RB Series 2007A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	a,d	0.98%		10/06/17	19,700,000	19,700,000
Palm Beach Cnty Solid Waste Auth
RB Series 2009 (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: JPMORGAN CHASE BANK NA)	a,d	0.96%		10/06/17	4,550,000	4,550,000
Sarasota Cnty
RB (Planned Parenthood) Series 2007 (LOC: BMO HARRIS BANK NA)	e	0.99%		10/06/17	5,230,000	5,230,000
South Miami Health Facilities Auth
Hospital RB (Baptist Health Sout Florida) Series 2007 (LIQ: DEUTSCHE BANK AG)	a,d	0.99%		10/06/17	6,000,000	6,000,000
Hospital RB (Baptist Health South Florida) Series 2007 (LIQ: CREDIT SUISSE AG)	a,d	0.97%		10/06/17	5,375,000	5,375,000
Hospital RB (Baptist Health South Florida) Series 2007 (LIQ: MORGAN STANLEY BANK NA)	a,d	0.97%		10/06/17	4,000,000	4,000,000
						95,960,000

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Georgia 3.7%
Atlanta
Water & Wastewater Refunding RB Series 2015 (LIQ: MORGAN STANLEY BANK NA)	a,d	0.97%		10/06/17	13,870,000	13,870,000
Fulton Cnty
GO Library Bonds Series 2017 (LIQ: US BANK NA)	a,d	0.99%		10/05/17	3,015,000	3,015,000
Fulton Cnty Development Auth
RB (Children's Healthcare of Atlanta) Series 2008 (LIQ: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	e	0.97%		10/06/17	18,795,000	18,795,000
Macon Water Auth
Water & Sewer RB Series 2012	e	0.97%		10/06/17	6,000,000	6,000,000
Main St Natural Gas
RB Series 2010A1 (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.10%)		1.04%	10/05/17	12/01/17	46,440,000	46,440,000
RB Series 2010A2 (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.10%)		1.04%	10/05/17	12/01/17	14,230,000	14,230,000
Metropolitan Atlanta Rapid Transit Auth
Sales Tax Refunding RB Series 2017C (LIQ: US BANK NA)	a,d	1.09%	10/05/17	11/16/17	4,000,000	4,000,000
						106,350,000
Hawaii 0.3%
Hawaii
GO Bonds Series 2016FG (LIQ: ROYAL BANK OF CANADA)	a,d	0.98%		10/06/17	3,900,000	3,900,000
Honolulu
GO Bonds Series 2016A (LIQ: US BANK NA)	a,d	0.99%		10/05/17	3,505,000	3,505,000
						7,405,000
Illinois 7.2%
Bartlett Special Service Area #1
ULT GO Bonds Series 2004 (LOC: FIFTH THIRD BANK (OHIO))	e	1.04%		10/06/17	6,475,000	6,475,000
Bloomington-Normal Airport Auth
GO Bonds Series 2012 (LOC: NORTHERN TRUST COMPANY (THE))	e	1.19%		10/06/17	7,925,000	7,925,000
Bolingbrook
Tax Increment Jr Lien RB Series 2005 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	e	1.03%		10/06/17	3,015,000	3,015,000
Illinois Finance Auth
RB (Advocate Health) Series 2015 (LIQ: JPMORGAN CHASE BANK NA)	a,d	0.96%		10/06/17	9,000,000	9,000,000
RB (Chicago Zoological Society-Brookfield Zoo) Series 1995 (LOC: NORTHERN TRUST COMPANY (THE))	e	1.03%		10/06/17	4,865,000	4,865,000
RB (Joan W. & Irving B. Harris Theater) Series 2005 (LOC: PNC BANK NATIONAL ASSOCIATION)	e	0.95%		10/06/17	12,000,000	12,000,000
RB (Kohl Children's Museum) Series 2004 (LOC: NORTHERN TRUST COMPANY (THE))	e	0.99%		10/06/17	1,475,000	1,475,000
RB (Lake Forest College) Series 2008 (LOC: NORTHERN TRUST COMPANY (THE))	e	0.99%		10/06/17	3,500,000	3,500,000
RB (North Shore Country Day School) Series 2003 (LOC: BMO HARRIS BANK NA)	e	1.04%		10/06/17	1,150,000	1,150,000
RB (Perspectives Charter School) Series 2003 (LOC: BMO HARRIS BANK NA)	e	1.02%		10/06/17	3,700,000	3,700,000
RB (St Ignatius College Prep) Series 1994 (LOC: PNC BANK NATIONAL ASSOCIATION)	e	1.03%		10/06/17	12,000,000	12,000,000

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (Univ of Chicago Medical Center) Series 2011C (LIQ: JPMORGAN CHASE BANK NA)	a,d	0.97%		10/06/17	8,625,000	8,625,000
RB (Univ of Chicago) Series 2008B (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a,d	0.96%		10/06/17	8,875,000	8,875,000
RB (Univ of Chicago) Series 2013A (LIQ: MORGAN STANLEY BANK NA)	a,d	0.97%		10/06/17	940,000	940,000
RB (Univ of Chicago) Series 2015A (LIQ: BARCLAYS BANK PLC)	a,d	0.96%		10/06/17	12,400,000	12,400,000
Refunding RB (North Shore Univ Health) Series 2010 (LIQ: JPMORGAN CHASE BANK NA)	a,d	0.96%		10/06/17	2,000,000	2,000,000
Student Housing RB (IIT State Street Corp) Series 2002A (LOC: BMO HARRIS BANK NA)	e	1.03%		10/06/17	9,030,000	9,030,000
Illinois Housing Development Auth
M/F Housing RB (Brookhaven Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	e	1.10%		10/06/17	8,605,000	8,605,000
Illinois Regional Transportation Auth
GO Bonds Series 2000A (LIQ: BANK OF AMERICA NA)	a,d	1.02%		10/06/17	6,665,000	6,665,000
GO Bonds Series 2003A (LIQ: TORONTO-DOMINION BANK/THE)	a,d	1.03%		10/06/17	8,000,000	8,000,000
GO Refunding Bonds Series 1999 (LIQ: CITIBANK NA)	a,d	0.99%		10/06/17	9,900,000	9,900,000
Illinois Toll Highway Auth
Sr RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a,d	0.96%		10/06/17	1,215,000	1,215,000
Sr RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a,d	0.97%		10/06/17	6,185,000	6,185,000
Sr RB Series 2014B (LIQ: STATE STREET BANK AND TRUST COMPANY)	a,d	0.97%		10/06/17	8,000,000	8,000,000
Sr RB Series 2014C (LIQ: CITIBANK NA)	a,d	0.97%		10/06/17	8,300,000	8,300,000
Sr RB Series 2014D (LIQ: ROYAL BANK OF CANADA)	a,d	0.99%		10/06/17	4,165,000	4,165,000
Sr RB Series 2015A (LIQ: MORGAN STANLEY BANK NA)	a,d	0.98%		10/06/17	10,000,000	10,000,000
Sr RB Series 2015B (LIQ: CITIBANK NA)	a,d	0.97%		10/06/17	2,280,000	2,280,000
Sr RB Series 2015B (LIQ: ROYAL BANK OF CANADA)	a,d	0.99%		10/06/17	3,100,000	3,100,000
Sr Refunding RB Series 2008A1B (LIQ: ROYAL BANK OF CANADA)	a,d	0.97%		10/06/17	10,500,000	10,500,000
Metropolitan Water Reclamation District of Greater Chicago
ULT GO Bonds Series 2014A&B (LIQ: TORONTO-DOMINION BANK/THE)	a,d	1.01%		10/06/17	4,660,000	4,660,000
ULT GO Bonds Series 2014A&C (LIQ: MORGAN STANLEY BANK NA)	a,d	1.04%		10/06/17	7,000,000	7,000,000
ULT GO Bonds Series 2016C (LIQ: BARCLAYS BANK PLC)	a,d	1.02%		10/06/17	3,045,000	3,045,000
Southwestern Illinois Development Auth
Health Facility RB (Hospital Sisters) Series 2016 (LOC: JPMORGAN CHASE BANK NA)	a,d	1.03%		10/02/17	1,500,000	1,500,000
						210,095,000
Indiana 1.6%
Indiana Finance Auth
Economic Development RB (AC Grain) Series 2012 (LOC: COBANK ACB)	e	0.99%		10/06/17	28,500,000	28,500,000
Refunding & RB (Trinity Health) Series 2009A (LIQ: JPMORGAN CHASE BANK NA)	a,d	0.96%		10/06/17	7,500,000	7,500,000
Refunding RB (Trinity Health) Series 2009A & 2010B (LIQ: JPMORGAN CHASE BANK NA)	a,d	0.97%		10/06/17	7,055,000	7,055,000
Indiana Health & Educational Facility Financing Auth
Health System Refunding RB (Sisters of St. Francis Health) Series 2006E (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a,d	1.09%		10/06/17	4,925,000	4,925,000
						47,980,000

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Iowa 1.6%
Iowa
Special Obligation Bonds Series 2009A (ESCROW) (LIQ: BARCLAYS BANK PLC)	a,d	1.02%		10/06/17	3,000,000	3,000,000
Iowa Finance Auth
Midwestern Disaster Area RB (Cargill) Series 2009B	e	0.97%		10/06/17	15,259,000	15,259,000
Midwestern Disaster Area RB (Cargill) Series 2012A	e	0.97%		10/06/17	16,900,000	16,900,000
Midwestern Disaster Area RB (Farmers Cooperative) Series 2010 (LOC: COBANK ACB)	e	0.98%		10/06/17	10,000,000	10,000,000
						45,159,000
Kansas 1.6%
Burlington
Environmental Improvement Refunding RB (Kansas City Power & Light Co) Series 2007A (LOC: MIZUHO BANK LTD)	e	1.03%		10/06/17	14,400,000	14,400,000
Kansas Department of Transportation
Highway RB Series 2015B (LIQ: CITIBANK NA)	a,d	0.97%		10/06/17	4,800,000	4,800,000
Kansas Development Finance Auth
Hospital RB (Adventist Health/Sunbelt) Series 2009C (LIQ: ROYAL BANK OF CANADA)	a,d	0.97%		10/06/17	9,000,000	9,000,000
Hospital Refunding RB (Adventist Health/Sunbelt) Series 2012A (LIQ: BARCLAYS BANK PLC)	a,d	0.97%		10/06/17	9,065,000	9,065,000
M/F Housing Refunding RB (Chesapeake Apts) Series 2000M (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	e	0.97%		10/06/17	10,000,000	10,000,000
						47,265,000
Louisiana 1.4%
Ascension Parish IDB
RB (BASF SE) Series 2009	c,e	1.04%		10/06/17	15,000,000	15,000,000
Louisiana
GO Bonds Series 2012A (LIQ: TORONTO-DOMINION BANK/THE)	a,d	0.98%		10/06/17	9,000,000	9,000,000
Louisiana Local Government Environmental Facilities & Community Development Auth
RB (Louise S. McGehee School) Series 2010 (LOC: FEDERAL HOME LOAN BANKS)	e	0.98%		10/06/17	4,970,000	4,970,000
Shreveport Home Mortgage Auth
M/F Housing Refunding RB (Summer Pointe) Series 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	e	0.99%		10/06/17	3,330,000	3,330,000
St. Tammany Parish Development District
RB (BCS Development) Series 2008 (LOC: FEDERAL HOME LOAN BANKS)	e	0.98%		10/06/17	3,170,000	3,170,000
RB (Main St Holdings) Series 2006A (LOC: FEDERAL HOME LOAN BANKS)	e	0.98%		10/06/17	4,870,000	4,870,000
						40,340,000
Maryland 0.9%
Baltimore Cnty
GO Bonds Series 2017 (LIQ: US BANK NA)	a,d	0.99%		10/05/17	3,705,000	3,705,000
Howard Cnty
Recovery Zone Facility RB (Meadowridge) Series 2010 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	e	0.99%		10/06/17	7,850,000	7,850,000
Maryland Health & Higher Educational Facilities Auth
Pooled Program RB Series 1994D (LOC: BANK OF AMERICA NA)	e	1.03%		10/06/17	1,615,000	1,615,000

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Maryland Transportation Auth
Transportation Facilities Refunding RB Series 2017 (LIQ: US BANK NA)	a,d	1.09%	10/05/17	10/26/17	6,585,000	6,585,000
Montgomery Cnty
RB (Trinity Health) Series 2016MD (LIQ: BARCLAYS BANK PLC)	a,d	0.97%		10/06/17	3,750,000	3,750,000
Univ System of Maryland
Auxiliary Facility & Tuition RB Series 2017A (LIQ: US BANK NA)	a,d	1.09%	10/05/17	12/14/17	1,700,000	1,700,000
						25,205,000
Massachusetts 1.3%
Massachusetts
GO Bonds Series 2007A (LIQ: SOCIETE GENERALE SA)	a,d	0.97%		10/06/17	3,650,000	3,650,000
GO Bonds Series 2016I (LIQ: TORONTO-DOMINION BANK/THE)	a,d	0.98%		10/06/17	3,335,000	3,335,000
GO Refunding Bonds Series 2004A (LIQ: JPMORGAN CHASE BANK NA)	a,d	0.96%		10/06/17	2,000,000	2,000,000
Massachusetts Development Finance Agency
RB (Partners Healthcare) Series 2014M5 (SIFMA Municipal Swap Index + 0.55%)		1.49%	10/05/17	01/30/18	1,320,000	1,320,000
RB (Partners HealthCare) Series 2016Q (LIQ: JPMORGAN CHASE BANK NA)	a,d	0.96%		10/06/17	875,000	875,000
Massachusetts HFA
Housing Bonds Series 2016I (LIQ: BARCLAYS BANK PLC)	a,d	0.98%		10/06/17	5,000,000	5,000,000
Massachusetts School Building Auth
Sr Dedicated Sales Tax Refunding Bonds Series 2015C (LIQ: CITIBANK NA)	a,d	0.96%		10/06/17	2,300,000	2,300,000
Sr Dedicated Sales Tax Refunding Bonds Series 2015C (LIQ: JPMORGAN CHASE BANK NA)	a,d	0.96%		10/06/17	2,240,000	2,240,000
Sr Dedicated Sales Tax Refunding RB Series 2016C (LIQ: BARCLAYS BANK PLC)	a,d	0.96%		10/06/17	5,410,000	5,410,000
Univ of Massachusetts Building Auth
RB Sr Series 2013-1 (LIQ: CITIBANK NA)	a,d	0.96%		10/06/17	5,840,000	5,840,000
RB Sr Series 2014-1 (LIQ: MORGAN STANLEY BANK NA)	a,d	0.97%		10/06/17	1,300,000	1,300,000
Refunding RB Sr Series 2013-3 (LIQ: JPMORGAN CHASE BANK NA)	a,d	0.96%		10/06/17	4,050,000	4,050,000
						37,320,000
Michigan 3.5%
Detroit
Sewer Disposal System 2nd Lien RB Series 2005A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	a,d	0.98%		10/06/17	5,775,000	5,775,000
Sewer Disposal System 2nd Lien RB Series 2006A&B (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	a,d	0.98%		10/06/17	18,150,000	18,150,000
Michigan Finance Auth
Hospital RB (CHE Trinity Health) Series 2013MI3 (LOC: ROYAL BANK OF CANADA)	a,d	0.97%		10/06/17	26,245,000	26,245,000
Hospital Refunding RB (Trinity Health) Series 2016MI (LIQ: CITIBANK NA)	a,d	0.97%		10/06/17	4,210,000	4,210,000
Hospital Refunding RB (Trinity Health) Series 2016MI (LIQ: ROYAL BANK OF CANADA)	a,d	0.97%		10/06/17	1,665,000	1,665,000
Hospital Refunding RB (Trinity Health) Series 2017MI (LIQ: BARCLAYS BANK PLC)	a,d	0.97%		10/06/17	5,110,000	5,110,000
Hospital Refunding RB (Trinity Health) Series 2017MI (LIQ: CITIBANK NA)	a,d	0.97%		10/06/17	3,750,000	3,750,000
RB (Univ of Detroit Mercy) Series 2011 (LOC: COMERICA BANK)	e	1.05%		10/06/17	3,010,000	3,010,000

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Michigan Hospital Finance Auth
Refunding RB (Ascension Health) Series 2010F6 (LIQ: MORGAN STANLEY BANK NA)	a,d	0.97%		10/06/17	4,450,000	4,450,000
Michigan State Univ
General RB Series 2013A (LIQ: STATE STREET BANK AND TRUST COMPANY)	a,d	0.97%		10/06/17	5,000,000	5,000,000
Michigan Strategic Fund
Limited Obligation RB (Kroger) Series 2010 (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)	e	1.02%		10/06/17	14,200,000	14,200,000
Univ of Michigan
General RB Series 2015 (LIQ: CITIBANK NA)	a,d	0.97%		10/06/17	4,000,000	4,000,000
General RB Series 2015 (LIQ: MORGAN STANLEY BANK NA)	a,d	0.97%		10/06/17	6,185,000	6,185,000
						101,750,000
Minnesota 0.7%
Crystal
M/F Housing Refunding RB (Calibre Chase) Series 2004 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	e	0.98%		10/06/17	1,910,000	1,910,000
St. Louis Park
M/F Housing Refunding RB (Knollwood Place Apts) Series 2005 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	e	1.02%		10/06/17	12,300,000	12,300,000
M/F Housing Refunding RB (Parkshore Sr Campus) Series 2004 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	e	1.02%		10/06/17	5,865,000	5,865,000
						20,075,000
Mississippi 1.0%
Jackson Cnty
Pollution Control Refunding RB (Chevron) Series 1993	e	0.96%		10/02/17	3,600,000	3,600,000
Mississippi Business Finance Corp
Gulf Opportunity Zone IDRB (Chevron U.S.A.) Series 2010H	e	0.96%		10/02/17	2,000,000	2,000,000
IDRB (Chevron) Series 2007B	e	0.96%		10/02/17	10,805,000	10,805,000
IDRB (Chevron) Series 2007E	e	0.96%		10/02/17	2,145,000	2,145,000
IDRB (Chevron) Series 2011B	e	0.96%		10/02/17	1,400,000	1,400,000
Mississippi Development Bank
Special Obligation Bonds Series (Marshall Cnty IDA) 2012 (LIQ: CREDIT SUISSE AG)	a,d	0.97%		10/06/17	10,000,000	10,000,000
						29,950,000
Missouri 1.6%
Metropolitan St Louis Sewer District
Wastewater System Refunding RB Series 2015B (LIQ: CITIBANK NA)	a,d	0.97%		10/06/17	2,670,000	2,670,000
Wastewater System Refunding RB Series 2015B (LIQ: ROYAL BANK OF CANADA)	a,d	0.97%		10/06/17	1,665,000	1,665,000
Missouri Health & Educational Facilities Auth
Health Facilities RB (BJC Health) Series 2013B (LIQ: ROYAL BANK OF CANADA)	a,d	0.97%		10/06/17	28,995,000	28,995,000
North Kansas City SD
GO Bonds Series 2016B (LIQ: US BANK NA)	a,d	0.99%		10/05/17	9,985,000	9,985,000
St. Charles Cnty IDA
IDRB (Patriot Machine) Series 2007 (LOC: FEDERAL HOME LOAN BANKS)	e	1.03%		10/06/17	3,160,000	3,160,000
						46,475,000

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Nebraska 1.3%
Custer Cnty
Midwestern Disaster RB (The Andersons) Series 2011 (LOC: US BANK NA)	e	0.98%		10/06/17	21,000,000	21,000,000
Douglas Cnty SD #1
GO Bonds Series 2016 (LIQ: US BANK NA)	a,d	1.09%	10/05/17	12/28/17	7,580,000	7,580,000
Washington Cnty
IDRB (Cargill) Series 2010	e	0.97%		10/06/17	8,480,000	8,480,000
						37,060,000
Nevada 0.4%
Las Vegas Valley Water District
LT GO Water Refunding Bonds Series 2015 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a,d	0.98%		10/06/17	7,440,000	7,440,000
LT GO Water Refunding Bonds Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	a,d	0.98%		10/06/17	2,165,000	2,165,000
Nevada
Highway Improvement RB Series 2017 (LIQ: US BANK NA)	a,d	1.09%	10/05/17	11/30/17	2,050,000	2,050,000
						11,655,000
New Jersey 1.7%
New Jersey
TRAN Series Fiscal 2018 (LOC: ROYAL BANK OF CANADA)	a,d	0.97%		10/06/17	20,715,000	20,715,000
New Jersey Economic Development Auth
GO Lease RB (Rutgers Univ) Series 2013 (LIQ: CREDIT SUISSE AG)	a,d	0.97%		10/06/17	3,500,000	3,500,000
New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2005B & 2006A & School Facilities Construction Refunding Bonds Series 2005K (LOC: STATE STREET BANK AND TRUST COMPANY)	a,d	0.98%		10/05/17	14,055,000	14,055,000
Transportation System RB Series 2006A (LOC: STATE STREET BANK AND TRUST COMPANY)	a,d	0.98%		10/05/17	10,000,000	10,000,000
						48,270,000
New York 10.0%
Columbia
Waterworks & Sewer Refunding RB Series 2016B (LIQ: US BANK NA)	a,d	0.99%		10/05/17	5,615,000	5,615,000
Metropolitan Transportation Auth
Dedicated Tax Fund Bonds Series 2016B-1 (LIQ: JPMORGAN CHASE BANK NA)	a,d	0.96%		10/06/17	1,575,000	1,575,000
New York City
GO Bonds Fiscal 2005 Series C3 (LIQ: BANK OF AMERICA NA)	a,d	0.98%		10/06/17	4,000,000	4,000,000
GO Bonds Fiscal 2009 Series I1 (LIQ: MORGAN STANLEY BANK NA)	a,d	0.97%		10/06/17	8,250,000	8,250,000
GO Bonds Fiscal 2017 Series A7 (LOC: BANK OF THE WEST)	e	1.00%		10/02/17	2,185,000	2,185,000
New York City Housing Development Corp
M/F Housing RB Series 2009C1 (LIQ: JPMORGAN CHASE BANK NA)	a,d	0.96%		10/06/17	2,000,000	2,000,000
New York City Municipal Water Finance Auth
Water & Sewer System 2nd General Resolution RB Fiscal 2015 Series CC (LIQ: CITIBANK NA)	a,d	0.97%		10/06/17	5,700,000	5,700,000
Water & Sewer System 2nd Resolution RB Fiscal 2009 Series GG2 (LIQ: JPMORGAN CHASE BANK NA)	a,d	0.96%		10/06/17	500,000	500,000
Water & Sewer System 2nd Resolution RB Fiscal 2013 Series BB (LIQ: MORGAN STANLEY BANK NA)	a,d	0.97%		10/06/17	3,750,000	3,750,000

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Water & Sewer System 2nd Resolution RB Fiscal 2013 Series CC (LIQ: BARCLAYS BANK PLC)	a,d	0.96%		10/06/17	1,240,000	1,240,000
Water & Sewer System RB Fiscal 2016 Series AA2 (LIQ: PNC BANK NATIONAL ASSOCIATION)	e	0.97%		10/02/17	6,205,000	6,205,000
Water & Sewer System RB Fiscal 2008 Series DD (LIQ: JPMORGAN CHASE BANK NA)	a,d	0.96%		10/06/17	7,850,000	7,850,000
Water & Sewer System RB Fiscal 2012 Series AA (LIQ: CITIBANK NA)	a,d	0.97%		10/06/17	7,000,000	7,000,000
New York City Transitional Finance Auth
Building Aid RB Fiscal 2008 Series S1 (LIQ: CITIBANK NA)	a,d	0.96%		10/06/17	4,000,000	4,000,000
Building Aid RB Fiscal 2015 Series S2 (LIQ: TORONTO-DOMINION BANK/THE)	a,d	0.96%		10/06/17	2,000,000	2,000,000
Building Aid RB Fiscal 2018 Series S2 (LIQ: TORONTO-DOMINION BANK/THE)	a,d	0.96%		10/06/17	2,065,000	2,065,000
Future Tax Secured Bonds Fiscal 1998 Series C (LIQ: ROYAL BANK OF CANADA)	a,d	0.97%		10/06/17	5,800,000	5,800,000
Future Tax Secured Sub Bonds Fiscal 2016 Series E1 (LIQ: JPMORGAN CHASE BANK NA)	a,d	0.96%		10/06/17	2,000,000	2,000,000
Future Tax Secured Sub Bonds Fiscal 2017 Series B (LIQ: JPMORGAN CHASE BANK NA)	a,d	0.96%		10/06/17	1,250,000	1,250,000
Future Tax Secured Sub RB Fiscal 2015 Series A1 (LIQ: MORGAN STANLEY BANK NA)	a,d	0.97%		10/06/17	4,000,000	4,000,000
Future Tax Secured Sub RB Fiscal 2015 Series B1 (LIQ: MORGAN STANLEY BANK NA)	a,d	0.97%		10/06/17	9,920,000	9,920,000
New York Liberty Development Corp
Liberty RB Series 1WTC 2011 (LIQ: JPMORGAN CHASE BANK NA)	a,d	0.99%		10/06/17	24,185,000	24,185,000
New York State Dormitory Auth
RB (Columbia Univ) Series 2017A (LIQ: MORGAN STANLEY BANK NA)	a,d	0.97%		10/06/17	3,880,000	3,880,000
State Personal Income Tax RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a,d	0.96%		10/06/17	6,000,000	6,000,000
State Personal Income Tax RB Series 2014C (LIQ: JPMORGAN CHASE BANK NA)	a,d	0.96%		10/06/17	2,110,000	2,110,000
State Personal Income Tax RB Series 2015A (LIQ: MORGAN STANLEY BANK NA)	a,d	0.97%		10/06/17	4,000,000	4,000,000
State Personal Income Tax RB Series 2015B (LIQ: JPMORGAN CHASE BANK NA)	a,d	0.96%		10/06/17	3,750,000	3,750,000
State Personal Income Tax RB Series 2015E (LIQ: JPMORGAN CHASE BANK NA)	a,d	0.96%		10/06/17	750,000	750,000
State Sales Tax RB Series 2015B (LIQ: WELLS FARGO BANK NA)	a,d	0.96%		10/06/17	9,000,000	9,000,000
State Sales Tax RB Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	a,d	0.96%		10/06/17	6,000,000	6,000,000
New York State Environmental Facilities Corp
State Clean Water & Drinking Water Revolving Funds RB Series 2012D (LIQ: BARCLAYS BANK PLC)	a,d	0.96%		10/06/17	4,000,000	4,000,000
State Clean Water & Drinking Water Revolving Funds RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a,d	0.96%		10/06/17	600,000	600,000
New York State HFA
Housing RB (25 Washington St) Series 2010A (LOC: MANUFACTURERS AND TRADERS TRUST CO)	e	0.96%		10/06/17	9,970,000	9,970,000
Housing RB (600 W 42nd Street) Series 2009A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	e	0.91%		10/06/17	15,500,000	15,500,000

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New York State Power Auth
RB Series 2007A (LIQ: CITIBANK NA)	a,d	0.96%		10/06/17	6,835,000	6,835,000
New York State Thruway Auth
State Personal Income Tax RB Series 2012A (LIQ: TORONTO-DOMINION BANK/THE)	a,d	0.96%		10/06/17	7,000,000	7,000,000
New York State Urban Development Corp
State Personal Income Tax RB Series 2009A1 (LIQ: JPMORGAN CHASE BANK NA)	a,d	0.96%		10/06/17	5,000	5,000
State Personal Income Tax RB Series 2013A1 (LIQ: DEUTSCHE BANK AG)	a,d	0.96%		10/06/17	7,615,000	7,615,000
State Personal Income Tax RB Series 2013A1 (LIQ: JPMORGAN CHASE BANK NA)	a,d	0.96%		10/06/17	4,465,000	4,465,000
State Personal Income Tax RB Series 2014A (LIQ: JPMORGAN CHASE BANK NA)	a,d	0.96%		10/06/17	9,000,000	9,000,000
Nuveen New York AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: CITIBANK NA) (SIFMA Municipal Swap Index + 0.08%)	a	1.02%		10/06/17	19,000,000	19,000,000
Variable Rate Demand Preferred Shares Series 3 (LOC: CITIBANK NA) (SIFMA Municipal Swap Index + 0.08%)	a	1.02%		10/06/17	43,300,000	43,300,000
Ramapo Housing Auth
RB (Fountainview at College Road) Series 1998 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	e	1.04%		10/06/17	4,825,000	4,825,000
Sales Tax Asset Receivable Corp
Sales Tax Asset RB Fiscal Series 2015A (LIQ: MORGAN STANLEY BANK NA)	a,d	0.97%		10/06/17	4,500,000	4,500,000
Triborough Bridge & Tunnel Auth
General RB Series 2016A (LIQ: ROYAL BANK OF CANADA)	a,d	0.97%		10/06/17	1,000,000	1,000,000
Utility Debt Securitization Auth
Restructuring Bonds Series 2015 (LIQ: JPMORGAN CHASE BANK NA)	a,d	0.96%		10/06/17	3,335,000	3,335,000
Restructuring Bonds Series 2015 (LIQ: ROYAL BANK OF CANADA)	a,d	0.97%		10/06/17	3,000,000	3,000,000
						290,530,000
North Carolina 0.8%
Forsyth Cnty
GO Bonds Series 2017B (LIQ: US BANK NA)	a,d	0.99%		10/05/17	4,115,000	4,115,000
North Carolina
GO Bonds Series 2015A (LIQ: JPMORGAN CHASE BANK NA)	a,d	0.96%		10/06/17	2,755,000	2,755,000
Limited Obligation Refunding Bonds Series 2014C (LIQ: CITIBANK NA)	a,d	0.96%		10/06/17	1,800,000	1,800,000
North Carolina Capital Facilities Finance Agency
RB (Duke Univ) Series 2015B (LIQ: MORGAN STANLEY BANK NA)	a,d	0.97%		10/06/17	5,585,500	5,585,500
RB (North Carolina Aquarium Society) Series 2004 (LOC: BANK OF AMERICA NA)	e	1.04%		10/06/17	1,520,000	1,520,000
Raleigh
Combined Enterprise System Refunding RB 2016A&B (LIQ: US BANK NA)	a,d	0.99%		10/05/17	8,230,000	8,230,000
						24,005,500
North Dakota 0.4%
Fargo
GO Refunding Bonds Series 2016C (LIQ: US BANK NA)	a,d	1.09%	10/05/17	10/19/17	12,245,000	12,245,000

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Ohio 1.4%
Franklin Cnty
Hospital Facilities RB (OhioHealth) Series 2015 (LIQ: TORONTO-DOMINION BANK/THE)	a,d	0.98%		10/06/17	2,000,000	2,000,000
RB (Presbyterian Retirement Services) Series 2005B (LOC: COMERICA BANK)	e	0.97%		10/06/17	4,180,000	4,180,000
Northeast Ohio Regional Sewer District
Wastewater RB Series 2013 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a,d	0.97%		10/06/17	4,375,000	4,375,000
Ohio
Hospital RB (Cleveland Clinic) Series 2008A (LIQ: JPMORGAN CHASE BANK NA)	a,d	0.96%		10/06/17	1,000,000	1,000,000
Ohio Higher Educational Facility Commission
Hospital Refunding RB (Cleveland Clinic Health System) Series 2017A (LIQ: TORONTO-DOMINION BANK/THE)	a,d	0.97%		10/06/17	1,445,000	1,445,000
RB (Case Western Reserve Univ) Series 2006 (LOC: STATE STREET BANK AND TRUST COMPANY)	a,d	0.98%		10/05/17	5,000,000	5,000,000
Ohio Water Development Auth
Water Pollution Control Loan Fund RB Series 2016A (LIQ: BMO HARRIS BANK NA)	e	0.95%		10/06/17	23,705,000	23,705,000
						41,705,000
Oklahoma 0.2%
Tulsa
GO Bonds Series 2017 (LIQ: US BANK NA)	a,d	0.99%		10/05/17	4,990,000	4,990,000
Oregon 0.5%
Oregon
Business Development RB (Sage Hollow Ranch) Series 223 (LOC: COBANK ACB)	e	0.98%		10/06/17	3,000,000	3,000,000
Oregon Health, Housing, Educational & Cultural Facilities Auth
RB (Assumption Village) Series 2001A (LOC: MUFG UNION BANK NA)	e	0.97%		10/06/17	5,210,000	5,210,000
Portland
Water System 1st Lien Refunding RB Series 2016A (LIQ: US BANK NA)	a,d	1.09%	10/05/17	12/07/17	3,500,000	3,500,000
Portland CCD
GO Bonds Series 2013 (LIQ: CREDIT SUISSE AG)	a,d	0.97%		10/06/17	3,000,000	3,000,000
						14,710,000
Pennsylvania 1.9%
Adams Cnty IDA
RB (Gettysburg Fdn) Series 2006A (LOC: MANUFACTURERS AND TRADERS TRUST CO)	e	0.99%		10/06/17	10,845,000	10,845,000
Chambersburg Municipal Auth
RB (Wilson College) Series 2007 (LOC: BANK OF AMERICA NA)	e	1.03%		10/06/17	3,200,000	3,200,000
Erie Cnty Hospital Auth
RB (St. Vincent Health Center) Series 2010B (LOC: MANUFACTURERS AND TRADERS TRUST CO)	e	0.99%		10/06/17	4,980,000	4,980,000
Geisinger Auth
Health System RB (Geisinger Health) Series 2009A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a,d	0.96%		10/06/17	1,000,000	1,000,000
Health System RB (Geisinger Health) Series 2017A1 (LIQ: JPMORGAN CHASE BANK NA)	a,d	0.96%		10/06/17	1,670,000	1,670,000

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Lancaster Cnty Hospital Auth
Sr Living Facility RB (Quarryville Presbyterian Retirement Community) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	e	0.98%		10/06/17	4,220,000	4,220,000
Pennsylvania
GO Bonds 1st Series 2014 (LIQ: MORGAN STANLEY BANK NA)	a,d	0.97%		10/06/17	800,000	800,000
GO Bonds 1st Series of 2013 (LIQ: CITIBANK NA)	a,d	0.97%		10/06/17	2,000,000	2,000,000
South Central General Auth
RB (Lutheran Social Services) Series 2006 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	e	1.02%		10/06/17	2,065,000	2,065,000
Southcentral General Auth
RB (Hanover Lutheran Retirement Village) Series 2005 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	e	0.99%		10/06/17	8,315,000	8,315,000
RB (Homewood at Hanover) Series 2003 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	e	0.99%		10/06/17	4,105,000	4,105,000
Univ of Pittsburgh
Univ Capital Project Bonds Series 2005A (ESCROW) (LIQ: BARCLAYS BANK PLC)	a,d	0.96%		10/06/17	6,665,000	6,665,000
Univ Capital Project Bonds Series 2009B (LIQ: JPMORGAN CHASE BANK NA)	a,d	0.96%		10/06/17	4,430,000	4,430,000
						54,295,000
South Carolina 0.1%
Charleston
Waterworks & Sewer System RB Series 2015 (LIQ: CITIBANK NA)	a,d	0.97%		10/06/17	3,000,000	3,000,000
Charleston Educational Excellence Financing Corp
Installment Purchase Refunding RB Series 2013B (LIQ: CREDIT SUISSE AG)	a,d	0.97%		10/06/17	975,000	975,000
						3,975,000
Tennessee 1.2%
Clarksville Public Building Auth
Pooled Financing RB Series 1995 (LOC: BANK OF AMERICA NA)	e	1.04%		10/06/17	1,000,000	1,000,000
Memphis & Shelby Cnty Sports Auth
Refunding RB (Memphis Arena) Series 2007C&D (LOC: STATE STREET BANK AND TRUST COMPANY)	a,d	0.98%		10/05/17	12,795,000	12,795,000
Montgomery Cnty Public Building Auth
Pooled Financing RB (Tennessee Cnty Loan Pool) Series 1995 (LOC: BANK OF AMERICA NA)	a,e	1.04%		10/06/17	465,000	465,000
Pooled Financing RB (Tennessee Cnty Loan Pool) Series 1997 (LOC: BANK OF AMERICA NA)	e	1.04%		10/06/17	960,000	960,000
Rutherford Cnty
RB (Ascension Health) Series 2010C (LIQ: BARCLAYS BANK PLC)	a,d	0.97%		10/06/17	2,000,000	2,000,000
Shelby Cnty Health, Educational & Housing Facilities Board
RB (Methodist Healthcare) Series 2004B (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a,d	1.00%		10/06/17	3,895,000	3,895,000
Sullivan Cnty
GO Bonds Series 2017 (LIQ: US BANK NA)	a,d	0.99%		10/05/17	15,000,000	15,000,000
						36,115,000
Texas 8.8%
Brazos Harbor IDC
Refunding RB (BASF Corp) Series 2001	e	1.04%		10/06/17	12,000,000	12,000,000

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Conroe ISD
ULT GO & Refunding Bonds Series 2016A (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: US BANK NA)	a,d	0.99%		10/05/17	8,000,000	8,000,000
Cypress-Fairbanks ISD
ULT GO & Refunding Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: US BANK NA)	a,d	0.99%		10/05/17	11,035,000	11,035,000
Dallas Area Rapid Transit
Sr Lien Sales Tax Refunding RB Series 2007 (LIQ: CREDIT SUISSE AG)	a,d	0.97%		10/06/17	2,500,000	2,500,000
Grand Parkway Transportation Corp
Sub Tier Toll RB Series 2013B (LIQ: MORGAN STANLEY BANK NA)	a,d	0.97%		10/06/17	5,000,000	5,000,000
Sub Tier Toll RB Series 2013B (LIQ: ROYAL BANK OF CANADA)	a,d	0.99%		10/06/17	5,270,000	5,270,000
Sub Tier Toll RB Series 2013B (LIQ: STATE STREET BANK AND TRUST COMPANY)	a,d	0.98%		10/06/17	12,000,000	12,000,000
Harris Cnty
Toll Road Sr Lien RB Series 2009A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a,d	0.96%		10/06/17	6,850,000	6,850,000
Toll Road Sr Lien RB Series 2009A (LIQ: BANK OF AMERICA NA)	a,d	0.98%		10/06/17	9,190,000	9,190,000
Harris Cnty Metropolitan Transit Auth
Sales & Use Tax RB Series 2011A (LIQ: ROYAL BANK OF CANADA)	a,d	0.97%		10/06/17	9,500,000	9,500,000
Houston
Water & Sewer System Jr Lien Refunding RB Series 2001B (ESCROW) (LIQ: BANK OF AMERICA NA)	a,d	1.08%		10/06/17	3,000,000	3,000,000
New Caney ISD
ULT GO Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	a,d	0.96%		10/06/17	3,800,000	3,800,000
North Central Texas Health Facilities Development Corp
RB (Children's Medical Center of Dallas) Series 2009 (LIQ: TORONTO-DOMINION BANK/THE)	a,d	0.98%		10/06/17	10,000,000	10,000,000
North Texas Municipal Water District
Water System Refunding RB Series 2016 (LIQ: US BANK NA)	a,d	0.99%		10/05/17	6,965,000	6,965,000
Panhandle Regional Housing Financial Corp
M/F Housing RB (Jason Avenue Residential Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	e	0.99%		10/06/17	4,085,000	4,085,000
Port Arthur Navigation District IDC
Exempt Facilities RB (TOTAL USA) Series 2010A	e	1.00%		10/06/17	3,200,000	3,200,000
Exempt Facilities RB (Total USA) Series 2012A	e	1.00%		10/06/17	20,000,000	20,000,000
Exempt Facilities RB (Total USA) Series 2012B	e	1.00%		10/06/17	10,000,000	10,000,000
RB (Total USA) Series 2011	c,e	1.00%		10/06/17	30,000,000	30,000,000
RB (Total USA) Series 2012	e	1.00%		10/06/17	5,400,000	5,400,000
Port of Port Arthur Navigation District
Exempt Facilities RB (Total Petrochemicals USA) Series 2010	e	1.00%		10/06/17	8,100,000	8,100,000
San Antonio
Electric & Gas Systems RB Series 2013 (LIQ: JPMORGAN CHASE BANK NA)	a,d	0.96%		10/06/17	5,000,000	5,000,000
Electric & Gas Systems Refunding RB Series 2009A (LIQ: JPMORGAN CHASE BANK NA)	a,d	0.96%		10/06/17	11,140,000	11,140,000
Water System Jr Lien Refunding & RB Series 2016C (LIQ: US BANK NA)	a,d	0.99%		10/05/17	2,165,000	2,165,000
San Antonio Public Facilities Corp
Improvement and Refunding Lease RB Series 2012 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a,c,d	0.97%		10/06/17	13,970,000	13,970,000

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Tarrant Cnty Cultural Education Facilities Finance Corp
RB (Texas Health Resources) Series 2007B (LIQ: BANK OF AMERICA NA)	a,d	0.99%		10/06/17	5,625,000	5,625,000
Texas
GO Refunding Bonds Series 2009D (LIQ: JPMORGAN CHASE BANK NA)	a,d	0.96%		10/06/17	5,000,000	5,000,000
Texas A&M Univ
Financing System RB Series 2010B (LIQ: BARCLAYS BANK PLC)	a,d	0.98%		10/06/17	1,500,000	1,500,000
Texas Dept of Housing & Community Affairs
M/F Housing RB (Costa Ibiza Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	e	0.98%		10/06/17	4,880,000	4,880,000
Texas Transportation Commission
GO Bonds Series 2016 (LIQ: TORONTO-DOMINION BANK/THE)	a,d	0.98%		10/06/17	2,635,000	2,635,000
Univ of Texas
Revenue Financing System Bonds Series 2016B (LIQ: JPMORGAN CHASE BANK NA)	a,d	0.96%		10/06/17	13,050,000	13,050,000
Revenue Financing System Bonds Series 2016F (LIQ: TORONTO-DOMINION BANK/THE)	a,d	0.99%		10/06/17	5,625,000	5,625,000
						256,485,000
Utah 1.4%
Utah Cnty
Hospital RB (IHC Health Services) Series 2016B (LIQ: JPMORGAN CHASE BANK NA)	a,d	0.96%		10/06/17	13,330,000	13,330,000
Utah Housing Corp
M/F Housing RB (Timbergate Apts) Series 2009A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	e	0.99%		10/06/17	15,625,000	15,625,000
Utah Transit Auth
Sales Tax RB Series 2008A (ESCROW) (LIQ: CITIBANK NA)	a,d	0.97%		10/06/17	7,230,000	7,230,000
Sales Tax Refunding RB Series 2015A (LIQ: MORGAN STANLEY BANK NA)	a,d	0.97%		10/06/17	3,370,000	3,370,000
						39,555,000
Virginia 0.8%
Fairfax Cnty IDA
Health Care RB (Inova Health) Series 2005C1 (LOC: NORTHERN TRUST COMPANY (THE))	e	0.97%		10/06/17	4,305,000	4,305,000
Health Care RB (Inova Health) Series 2012D (LIQ: CREDIT SUISSE AG)	a,d	0.97%		10/06/17	3,900,000	3,900,000
Hospital Refunding RB (Inova Health) Series 1993A (LIQ: CREDIT SUISSE AG)	a,d	0.97%		10/06/17	3,330,000	3,330,000
Fairfax Cnty Water Auth
Water Refunding RB Series 2017 (LIQ: CITIBANK NA)	a,d	0.97%		10/06/17	2,000,000	2,000,000
Loudoun Cnty
GO Public Improvement Bonds Series 2017A (LIQ: US BANK NA)	a,d	0.99%		10/05/17	2,000,000	2,000,000
Univ of Virginia
General Refunding RB Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	a,d	0.96%		10/06/17	6,750,000	6,750,000
						22,285,000
Washington 2.6%
Central Puget Sound Regional Transit Auth
Sales Tax & Motor Vehicle Excise Tax Bonds Series 2016S1 (LIQ: CITIBANK NA)	a,d	0.97%		10/06/17	2,665,000	2,665,000
Sales Tax & Refunding RB Series 2015S1 (LIQ: CITIBANK NA)	a,d	0.97%		10/06/17	2,885,000	2,885,000

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Highline SD #401
ULT GO Bonds Series 2017 (GTY: STATE OF WASHINGTON) (LIQ: US BANK NA)	a,d	1.09%	10/05/17	10/26/17	2,995,000	2,995,000
King Cnty
LT GO Bonds Series 2009 (ESCROW) (LIQ: BARCLAYS BANK PLC)	a,d	0.99%		10/06/17	2,500,000	2,500,000
Sewer RB Series 2009 (LIQ: BARCLAYS BANK PLC)	a,d	0.99%		10/06/17	2,500,000	2,500,000
Pierce Cnty Economic Development Corp
IDRB (Frederico Enterprises I) Series 2010 (LOC: HSBC BANK USA NA)	e	0.99%		10/06/17	3,640,000	3,640,000
Seattle
Water System Refunding RB Series 2017 (LIQ: US BANK NA)	a,d	1.09%	10/05/17	10/26/17	4,000,000	4,000,000
Snohomish Cnty Public Utility District #1
Generation System RB Series 2015 (LIQ: MORGAN STANLEY BANK NA)	a,d	0.97%		10/06/17	6,670,000	6,670,000
Tacoma SD #10
ULT & GO Refunding Bonds Series 2015 (GTY: STATE OF WASHINGTON) (LIQ: CITIBANK NA)	a,d	0.97%		10/06/17	2,650,000	2,650,000
Washington
GO Bonds Series 2003C (LIQ: MORGAN STANLEY BANK NA)	a,d	0.97%		10/06/17	175,000	175,000
GO Bonds Series 2015B (LIQ: ROYAL BANK OF CANADA)	a,d	0.97%		10/06/17	3,750,000	3,750,000
GO Bonds Series 2016A1 (LIQ: JPMORGAN CHASE BANK NA)	a,d	0.96%		10/06/17	5,500,000	5,500,000
GO Bonds Series 2017D (LIQ: WELLS FARGO BANK NA)	a,d	0.97%		10/06/17	2,000,000	2,000,000
Washington Health Care Facilities Auth
RB (Multicare Health System) Series 2009A (LIQ: ROYAL BANK OF CANADA)	a,d	0.97%		10/06/17	5,000,000	5,000,000
RB (Providence Health & Services) Series 2014C&2014D (LIQ: JPMORGAN CHASE BANK NA)	a,d	0.96%		10/06/17	14,910,000	14,910,000
RB (Providence Health & Services) Series 2014D (LIQ: MORGAN STANLEY BANK NA)	a,d	0.97%		10/06/17	1,000,000	1,000,000
RB (Providence Heath & Services) Series 2014C (LIQ: BANK OF AMERICA NA)	a,d	0.97%		10/06/17	8,665,000	8,665,000
Refunding RB (Seattle Children's Hospital) Series 2015B (LIQ: JPMORGAN CHASE BANK NA)	a,d	0.96%		10/06/17	5,000,000	5,000,000
						76,505,000
West Virginia 1.4%
Jackson County Commission
IDRB (Armstrong World Industries) Series 2010 (LOC: BANK OF NOVA SCOTIA)	c,e	0.98%		10/06/17	35,000,000	35,000,000
West Virginia HFA
RB (Pallottine Health) Series 2006 (LOC: FIFTH THIRD BANK (OHIO))	e	1.01%		10/06/17	6,660,000	6,660,000
						41,660,000
Wisconsin 1.4%
Wisconsin
Appropriation Bonds Series 2009A (ESCROW) (LIQ: BARCLAYS BANK PLC)	a,d	0.96%		10/06/17	12,500,000	12,500,000
Wisconsin Health & Educational Facilities Auth
RB (Ascension Health) Series 2012D (LIQ: CITIBANK NA)	a,d	0.97%		10/06/17	3,000,000	3,000,000
RB (Ascension Sr Credit Group) Series 2016A (LIQ: MORGAN STANLEY BANK NA)	a,d	0.97%		10/06/17	3,000,000	3,000,000
RB (Children's Hospital of WI) Series 2008B (LIQ: BARCLAYS BANK PLC)	a,d	0.99%		10/06/17	2,940,000	2,940,000

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (Froedtert & Community Health) Series 2009C (ESCROW) (LIQ: ROYAL BANK OF CANADA)	a,d	0.99%		10/06/17	5,000,000	5,000,000
RB (Froedtert & Community Health) Series 2009C (LIQ: JPMORGAN CHASE BANK NA)	a,d	0.96%		10/06/17	4,565,000	4,565,000
RB (Froedtert Health) Series 2012A (LIQ: MORGAN STANLEY BANK NA)	a,d	0.97%		10/06/17	6,665,000	6,665,000
RB (Mequon Jewish Campus) Series 2003 (LOC: JPMORGAN CHASE BANK NA)	e	1.00%		10/06/17	3,020,000	3,020,000
						40,690,000
Other Investment 0.8%
Nuveen AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 4 (LOC: BARCLAYS BANK PLC)	a,e	1.04%		10/06/17	21,900,000	21,900,000
Total Variable-Rate Municipal Securities
(Cost $2,299,744,500)						2,299,744,500
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,461,840,500 or 50.4% of net assets.
b	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
c	All or a portion of this security is designated as collateral for delayed-delivery securities.
d	TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
e	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development bond
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
PFC —	Passenger facility charge
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
SIFMA —	Securities Industry and Financial Markets Association
TAN —	Tax anticipation note
TOB —	Tender option bond
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
ULT —	Unlimited tax
USD —	Unified school district
VRDN —	Variable rate demand note

Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund
Notes to Portfolio Holdings

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2017, all of the funds' investment securities were classified as Level 2. The funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year.
There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2017. The breakdown of the funds’ investments into major categories is disclosed on the Portfolio Holdings.
REG88396SEP17

The Charles Schwab Family of Funds
Schwab New York Municipal Money Fund™

Portfolio Holdings as of September 30, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date; the reference rate and spread used is shown parenthetically in the security description, if available, if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Municipal Securities 13.7% of net assets
New York 13.7%
Amityville UFSD
TAN 2017-2018		2.25%		06/22/18	11,000,000	11,101,368
Burnt Hills - Ballston Lake CSD
BAN 2017		2.50%		06/22/18	16,000,000	16,161,901
Center Moriches UFSD
BAN 2017		2.25%		08/08/18	2,000,000	2,017,672
Clinton Cnty
Airport BAN Series 2017B		2.38%		06/08/18	14,745,000	14,865,186
Corning City SD
BAN 2017B		2.25%		06/21/18	6,455,000	6,510,780
Gates Chili CSD
BAN 2017		2.50%		06/22/18	7,425,000	7,497,161
Harborfields CSD
BAN		2.30%		09/06/18	4,800,000	4,855,980
Middletown City SD
BAN 2017		2.50%		06/21/18	16,000,000	16,161,268
New York State Dormitory Auth
CP (Cornell Univ)		0.95%		10/03/17	14,890,000	14,890,000
CP (Cornell Univ)		0.94%		10/11/17	5,000,000	5,000,000
CP (Cornell Univ)		0.89%		12/12/17	19,000,000	19,000,000
New York State Power Auth
CP Series 1&2		0.98%		10/11/17	15,000,000	15,000,000
Extendible CP Series 1		0.90%	10/11/17	06/12/18	515,000	515,000
North Tonawanda SD
BAN 2017		2.20%		08/24/18	2,787,374	2,816,167
Pittsford CSD
GO BAN 2017		2.00%		02/09/18	11,905,493	11,946,940
Port Auth of New York & New Jersey
Consolidated Bonds 193rd Series		4.00%		10/15/17	3,830,000	3,834,533
CP Series A		0.95%		10/04/17	4,690,000	4,690,000
1

Schwab New York Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
CP Series A		0.91%		11/02/17	12,000,000	12,000,000
CP Series B		0.94%		10/03/17	6,085,000	6,085,000
Tonawanda
BAN 2017		2.00%		08/30/18	16,000,000	16,145,243
Valley CSD
GO BAN 2017		2.50%		06/21/18	9,875,000	9,973,477
Wappingers CSD
BAN Series 2017B		2.25%		08/15/18	13,560,383	13,697,432
West Islip UFSD
BAN 2017		2.15%		07/25/18	4,000,000	4,034,110
Total Fixed-Rate Municipal Securities
(Cost $218,799,218)						218,799,218

Variable-Rate Municipal Securities 86.6% of net assets
New York 86.6%
Amherst Development Corp
Student Housing Facility Refunding RB Series 2010B (LOC: HSBC BANK USA NA)	b	0.96%		10/06/17	375,000	375,000
Amherst IDA
Civic Facility RB (Daemen College) Series 2006B (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	0.99%		10/06/17	3,135,000	3,135,000
Colonie Local Development Corp
RB (Shaker Pointe at Carondelet) Series 2011 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	0.99%		10/06/17	9,530,000	9,530,000
RB (Shaker Pointe at Carondelet) Series 2013 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	0.99%		10/06/17	11,710,000	11,710,000
Columbia Cnty IDA
Civic Facility RB (Columbia Memorial Hospital) Series 2008A (LOC: HSBC BANK USA NA)	b	0.98%		10/06/17	1,260,000	1,260,000
East Rochester Hsg Auth
Housing RB (Park Ridge Nursing Home) Series 2008 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	0.99%		10/06/17	12,605,000	12,605,000
Erie Cnty IDA
IDRB (Hydro-Air Components) Series 2006 (LOC: HSBC BANK USA NA)	b	1.01%		10/06/17	4,420,000	4,420,000
Franklin Cnty Civic Development Corp
RB (Alice Hyde Medical Center) Series 2013A (LOC: HSBC BANK USA NA)	b	0.98%		10/06/17	8,260,000	8,260,000
Lancaster IDA
Civic Facility RB (2000 GreenField Manor) (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	0.98%		10/06/17	13,500,000	13,500,000
IDRB (Sealing Devices) Series 2007 (LOC: HSBC BANK USA NA)	b	1.01%		10/06/17	1,580,000	1,580,000
IDRB (Sealing Devices) Series 2016 (LOC: HSBC BANK USA NA)	b	0.99%		10/06/17	3,140,000	3,140,000
Metropolitan Transportation Auth
Dedicated Tax Fund Bonds Series 2004B (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.96%		10/06/17	8,055,000	8,055,000
Dedicated Tax Fund Bonds Series 2009B (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.96%		10/06/17	3,165,000	3,165,000
Dedicated Tax Fund Bonds Series 2016B-1 (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.96%		10/06/17	3,980,000	3,980,000
2

Schwab New York Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Dedicated Tax Fund Bonds Series 2016B1 (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.96%		10/06/17	3,335,000	3,335,000
Dedicated Tax Fund Bonds Series 2017A (LIQ: BARCLAYS BANK PLC)	a,c	0.96%		10/06/17	3,750,000	3,750,000
Dedicated Tax Fund Bonds Series 2017B-1 (LIQ: TORONTO-DOMINION BANK/THE)	a,c	0.96%		10/06/17	3,700,000	3,700,000
Dedicated Tax Fund Bonds Subseries 2017B1 (LIQ: CITIBANK NA)	a,c	0.96%		10/06/17	6,400,000	6,400,000
Dedicated Tax Fund Refunding Bonds Series 2012A (LIQ: CITIBANK NA)	a,c	0.96%		10/06/17	8,000,000	8,000,000
Dedicated Tax Fund Refunding Bonds Series 2012A (LIQ: MORGAN STANLEY BANK NA)	a,c	0.97%		10/06/17	6,665,000	6,665,000
Dedicated Tax Fund Refunding Bonds Series 2016A (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.96%		10/06/17	5,345,000	5,345,000
Transportation RB Series 2006B (LOC: STATE STREET BANK AND TRUST COMPANY)	a,c	0.98%		10/05/17	25,615,000	25,615,000
Transportation RB Series 2015E4 (LOC: BANK OF THE WEST)	b	0.97%		10/06/17	6,890,000	6,890,000
Monroe Cnty IDA
Civic Facility RB (Margaret Woodbury Strong Museum) Series 2005 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	0.99%		10/06/17	17,875,000	17,875,000
Civic Facility RB Series 2004 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	1.04%		10/06/17	985,000	985,000
New York City
GO Bonds Fiscal 2005 Series C3 (LIQ: BANK OF AMERICA NA)	a,c	0.98%		10/06/17	8,700,000	8,700,000
GO Bonds Fiscal 2008 Series L1 (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.96%		10/06/17	7,500,000	7,500,000
GO Bonds Fiscal 2009 Series H1 (LIQ: MORGAN STANLEY BANK NA)	a,c	0.97%		10/06/17	15,000,000	15,000,000
GO Bonds Fiscal 2009 Series I1 (LIQ: MORGAN STANLEY BANK NA)	a,c	0.97%		10/06/17	3,000,000	3,000,000
GO Bonds Fiscal 2009 Series J1 (LIQ: CITIBANK NA)	a,c	0.96%		10/06/17	23,225,000	23,225,000
GO Bonds Fiscal 2010 Series E (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.96%		10/06/17	3,445,000	3,445,000
GO Bonds Fiscal 2012 Series A5 (LIQ: ROYAL BANK OF CANADA)	a,c	0.97%		10/06/17	14,165,000	14,165,000
GO Bonds Fiscal 2012 Series D1 (LIQ: MORGAN STANLEY BANK NA)	a,c	0.97%		10/06/17	2,500,000	2,500,000
GO Bonds Fiscal 2012 Series D3B (LIQ: ROYAL BANK OF CANADA)	a,c	0.97%		10/06/17	13,000,000	13,000,000
GO Bonds Fiscal 2013 Series A1 (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.96%		10/06/17	3,750,000	3,750,000
GO Bonds Fiscal 2013 Series D&E (LIQ: CITIBANK NA)	a,c	0.96%		10/06/17	13,500,000	13,500,000
GO Bonds Fiscal 2013 Series F1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	a,c	0.97%		10/06/17	7,300,000	7,300,000
GO Bonds Fiscal 2014 Series A1 (LIQ: CITIBANK NA)	a,c	0.96%		10/06/17	8,000,000	8,000,000
GO Bonds Fiscal 2014 Series I1 (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.96%		10/06/17	2,635,000	2,635,000
GO Bonds Fiscal 2015 Series F7 (LIQ: ROYAL BANK OF CANADA)	a,c	0.97%		10/06/17	5,830,000	5,830,000
GO Bonds Fiscal 2017 Series A1 (LIQ: MORGAN STANLEY BANK NA)	a,c	0.97%		10/06/17	16,000,000	16,000,000
GO Bonds Fiscal 2017 Series A5 (LIQ: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	b	0.97%		10/02/17	1,895,000	1,895,000
GO Bonds Fiscal 2017 Series B1 (LIQ: TORONTO-DOMINION BANK/THE)	a,c	0.96%		10/06/17	4,830,000	4,830,000
New York City Housing Development Corp
M/F Housing RB (Linden Plaza) Series 2008A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.05%		10/06/17	12,445,000	12,445,000
M/F Housing RB Series 2009C1 (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.96%		10/06/17	8,000,000	8,000,000
M/F Mortgage RB (1090 Franklin Ave Apts) 2005A (LOC: CITIBANK NA)	b	0.99%		10/06/17	2,320,000	2,320,000
M/F Mortgage RB (1904 Vyse Ave Apts) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.01%		10/06/17	4,035,000	4,035,000
3

Schwab New York Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
M/F Mortgage RB (33 W Tremont Ave Apts) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.01%		10/06/17	3,490,000	3,490,000
M/F Mortgage RB (Las Casas) Series 2008A (LOC: BANK OF AMERICA NA)	b	1.05%		10/06/17	19,200,000	19,200,000
M/F Mortgage RB (Nagle Courtyard Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.01%		10/06/17	4,200,000	4,200,000
M/F Mortgage RB (Susan's Court) Series 2007A (LOC: CITIBANK NA)	b	0.99%		10/06/17	24,000,000	24,000,000
M/F Rental Housing RB (1133 Manhattan Ave) Series 2012A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	0.96%		10/06/17	7,000,000	7,000,000
New York City IDA
Emporwerment Zone RB (Tiago Holdings) Series 2007 (LOC: LLOYDS BANK PLC)	b	0.95%		10/06/17	32,000,000	32,000,000
IDRB (Gary Plastic Packaging Corp) Series 1998 (LOC: JPMORGAN CHASE BANK NA)	b	1.34%		10/06/17	350,000	350,000
New York City Municipal Water Finance Auth
Water & Sewer System 2nd General Resolution RB Fiscal 2013 Series DD (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.96%		10/06/17	4,715,000	4,715,000
Water & Sewer System 2nd General Resolution RB Fiscal 2014 Series BB & Fiscal 2012 Series AA (LIQ: DEUTSCHE BANK AG)	a,c	0.96%		10/06/17	16,000,000	16,000,000
Water & Sewer System 2nd Resolution RB Fiscal 2009 Series GG2 (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.96%		10/06/17	7,300,000	7,300,000
Water & Sewer System 2nd Resolution RB Fiscal 2011 Series EE (LIQ: MORGAN STANLEY BANK NA)	a,c	0.97%		10/06/17	6,175,000	6,175,000
Water & Sewer System 2nd Resolution RB Fiscal 2012 Series BB (LIQ: BARCLAYS BANK PLC)	a,c	0.96%		10/06/17	4,000,000	4,000,000
Water & Sewer System 2nd Resolution RB Fiscal 2012 Series BB (LIQ: ROYAL BANK OF CANADA)	a,c	0.97%		10/06/17	10,515,000	10,515,000
Water & Sewer System 2nd Resolution RB Fiscal 2012 Series FF (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.96%		10/06/17	20,040,000	20,040,000
Water & Sewer System 2nd Resolution RB Fiscal 2013 Series CC (LIQ: BARCLAYS BANK PLC)	a,c	0.96%		10/06/17	17,360,000	17,360,000
Water & Sewer System 2nd Resolution RB Fiscal 2014 Series AA (LIQ: MIZUHO BANK LTD)	b	1.01%		10/02/17	19,390,000	19,390,000
Water & Sewer System 2nd Resolution RB Fiscal 2014 Series DD (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.96%		10/06/17	4,000,000	4,000,000
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series DD (LIQ: BARCLAYS BANK PLC)	a,c	0.97%		10/06/17	2,800,000	2,800,000
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series DD&EE (LIQ: BARCLAYS BANK PLC)	a,c	0.96%		10/06/17	7,775,000	7,775,000
Water & Sewer System RB Fiscal 2011 Series EE (LIQ: TORONTO-DOMINION BANK/THE)	a,c	0.96%		10/06/17	10,000,000	10,000,000
Water & Sewer System RB Fiscal 2011 Series HH (LIQ: ROYAL BANK OF CANADA)	a,c	0.97%		10/06/17	14,700,000	14,700,000
Water & Sewer System RB Fiscal 2016 Series BB1 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a,c	0.97%		10/06/17	10,130,000	10,130,000
New York City Transitional Finance Auth
Building Aid RB Fiscal 2008 Series S1 (LIQ: CITIBANK NA)	a,c	0.96%		10/06/17	6,000,000	6,000,000
Building Aid RB Fiscal 2012 Series S1A (LIQ: CITIBANK NA)	a,c	0.96%		10/06/17	5,625,000	5,625,000
Building Aid RB Fiscal 2013 Series S1 (LIQ: CITIBANK NA)	a,c	0.96%		10/06/17	6,250,000	6,250,000
Building Aid RB Fiscal 2015 Series S1 (LIQ: MORGAN STANLEY BANK NA)	a,c	0.97%		10/06/17	4,000,000	4,000,000
4

Schwab New York Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Building Aid RB Fiscal 2015 Series S2 (LIQ: CITIBANK NA)	a,c	0.97%		10/06/17	8,000,000	8,000,000
Building Aid RB Fiscal 2015 Series S2 (LIQ: TORONTO-DOMINION BANK/THE)	a,c	0.96%		10/06/17	8,000,000	8,000,000
Future Tax Secured Bonds Fiscal 1998 Series C (LIQ: ROYAL BANK OF CANADA)	a,c	0.97%		10/06/17	11,200,000	11,200,000
Future Tax Secured Bonds Fiscal 2011 Series D1 (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.96%		10/06/17	3,750,000	3,750,000
Future Tax Secured Sub Bonds Fiscal 2010 Series A1 (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.96%		10/06/17	10,990,000	10,990,000
Future Tax Secured Sub Bonds Fiscal 2012 Series E1 (LIQ: ROYAL BANK OF CANADA)	a,c	0.97%		10/06/17	4,835,000	4,835,000
Future Tax Secured Sub Bonds Fiscal 2013 Series F (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.96%		10/06/17	3,240,000	3,240,000
Future Tax Secured Sub Bonds Fiscal 2017 Series E1 (LIQ: TORONTO-DOMINION BANK/THE)	a,c	0.96%		10/06/17	4,000,000	4,000,000
Future Tax Secured Sub Bonds Fiscal 2018 Series A3 (LIQ: MORGAN STANLEY BANK NA)	a,c	0.96%		10/06/17	7,500,000	7,500,000
Future Tax Secured Sub RB Fiscal 2011 Series C (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.96%		10/06/17	2,500,000	2,500,000
Future Tax Secured Sub RB Fiscal 2012 Series F1 (LIQ: MORGAN STANLEY BANK NA)	a,c	0.97%		10/06/17	10,900,000	10,900,000
Future Tax Secured Sub RB Fiscal 2014 Series A1 (LIQ: MORGAN STANLEY BANK NA)	a,c	0.97%		10/06/17	5,780,000	5,780,000
Future Tax Secured Sub RB Fiscal 2015 Series A1 (LIQ: MORGAN STANLEY BANK NA)	a,c	0.97%		10/06/17	2,000,000	2,000,000
Future Tax Secured Sub RB Fiscal 2016 Series A1 (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.96%		10/06/17	1,500,000	1,500,000
Future Tax Secured Sub RB Series 2018A-3 (LIQ: BANK OF AMERICA NA)	a,c	0.96%		10/06/17	2,220,000	2,220,000
New York City Trust for Cultural Resources
RB (American Museum of Natural History) Series 2014B2
(SIFMA Municipal Swap Index + 0.05%)		0.99%	10/05/17	01/05/18	11,000,000	11,000,000
New York Liberty Development Corp
Liberty RB Series 1WTC 2011 (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.99%		10/06/17	5,815,000	5,815,000
New York State Dormitory Auth
Mental Health Services Facilities RB Series 2008C (LIQ: TORONTO-DOMINION BANK/THE)	a,c	1.04%		10/06/17	7,835,000	7,835,000
RB (New York Univ) Series 2009A (LIQ: CITIBANK NA)	a,c	0.96%		10/06/17	9,900,000	9,900,000
RB (New York Univ) Series 2017A (LIQ: US BANK NA)	a,c	1.09%	10/05/17	11/30/17	4,395,000	4,395,000
RB (St. John's Univ) Series 2007C (LOC: STATE STREET BANK AND TRUST COMPANY)	a,c	0.98%		10/05/17	26,020,000	26,020,000
State Personal Income Tax RB Series 2011A (LIQ: MORGAN STANLEY BANK NA)	a,c	0.97%		10/06/17	5,935,000	5,935,000
State Personal Income Tax RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.96%		10/06/17	2,000,000	2,000,000
State Personal Income Tax RB Series 2014C (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.96%		10/06/17	8,000,000	8,000,000
State Personal Income Tax RB Series 2015B (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.96%		10/06/17	1,875,000	1,875,000
State Personal Income Tax RB Series 2015E (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.96%		10/06/17	6,250,000	6,250,000
5

Schwab New York Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
State Personal Income Tax RB Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	a,c	0.96%		10/06/17	5,665,000	5,665,000
State Sales Tax RB Series 2014A (LIQ: MORGAN STANLEY BANK NA)	a,c	0.97%		10/06/17	3,300,000	3,300,000
State Sales Tax RB Series 2014A (LIQ: ROYAL BANK OF CANADA)	a,c	0.97%		10/06/17	4,500,000	4,500,000
State Sales Tax RB Series 2015B (LIQ: WELLS FARGO BANK NA)	a,c	0.96%		10/06/17	5,790,000	5,790,000
State Sales Tax RB Series 2017 (LIQ: TORONTO-DOMINION BANK/THE)	a,c	0.96%		10/06/17	5,000,000	5,000,000
State Sales Tax RB Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.96%		10/06/17	7,600,000	7,600,000
New York State Energy Research & Development Auth
Facilities RB (Consolidated Edison) Series 2010A3 (LOC: BANK OF NOVA SCOTIA)	b	0.98%		10/06/17	6,515,000	6,515,000
New York State Environmental Facilities Corp
State Clean Water & Drinking Water Revolving Funds RB Series 2010C (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.96%		10/06/17	6,600,000	6,600,000
State Clean Water & Drinking Water Revolving Funds RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.96%		10/06/17	2,500,000	2,500,000
New York State HFA
Housing RB (25 Washington St) Series 2010A (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	0.96%		10/06/17	5,445,000	5,444,895
Housing RB (301 West End Ave) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.98%		10/06/17	17,300,000	17,300,000
Housing RB (316 11th Ave) Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.95%		10/06/17	42,500,000	42,500,000
Housing RB (39th St) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.95%		10/06/17	5,300,000	5,300,000
Housing RB (600 W 42nd St) Series 2008A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.96%		10/06/17	35,145,000	35,145,000
Housing RB (606 W 57th St) Series 2014A (LOC: WELLS FARGO BANK NA)	b	0.98%		10/06/17	4,650,000	4,650,000
Housing RB (900 8th Avenue) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.05%		10/06/17	19,100,000	19,100,000
Housing RB (Biltmore Tower) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.95%		10/06/17	42,000,000	42,000,000
Housing RB (Biltmore Tower) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.95%		10/06/17	32,800,000	32,800,000
Housing RB (Clinton Green North) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	0.95%		10/06/17	50,000,000	50,000,000
Housing RB (Gateway to New Cassel) Series 2006A (LOC: JPMORGAN CHASE BANK NA)	b	0.98%		10/06/17	5,700,000	5,700,000
Housing RB (Related-42nd & 10th) Series 2007A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	0.97%		10/06/17	25,900,000	25,900,000
Housing RB (Rip Van Winkle House) Series 2004A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	0.98%		10/06/17	10,700,000	10,700,000
Housing RB (Tallyrand Cresent) Series 1999A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.98%		10/06/17	25,000,000	25,000,000
Housing RB (West Village Apts) Series 2008A (LOC: CITIBANK NA)	b	0.98%		10/06/17	5,900,000	5,900,000
Housing RB (Weyant Green Apts) Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	0.95%		10/06/17	500,000	500,000
Service Contract Refunding RB Series 2003 M2 (LOC: BANK OF AMERICA NA)	b	0.98%		10/06/17	7,795,000	7,795,000
6

Schwab New York Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New York State Mortgage Agency
Homeowner Mortgage RB Series 129 (LIQ: ROYAL BANK OF CANADA)	b	0.95%		10/06/17	1,465,000	1,465,000
Homeowner Mortgage RB Series 132 (LIQ: ROYAL BANK OF CANADA)	b	1.04%		10/02/17	1,200,000	1,200,000
Homeowner Mortgage RB Series 144 (LIQ: JPMORGAN CHASE BANK NA)	b	1.03%		10/02/17	5,895,000	5,895,000
Homeowner Mortgage RB Series 147 (LIQ: JPMORGAN CHASE BANK NA)	b	0.95%		10/06/17	2,690,000	2,690,000
Homeowner Mortgage RB Series 153 (LIQ: BARCLAYS BANK PLC)	b	0.98%		10/06/17	20,080,000	20,080,000
Homeowner Mortgage RB Series 202 (LIQ: JPMORGAN CHASE BANK NA)	b	1.03%		10/02/17	2,800,000	2,800,000
New York State Urban Development Corp
State Personal Income Tax RB Series 2009A1 (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.96%		10/06/17	4,995,000	4,995,000
State Personal Income Tax RB Series 2009B1 (LIQ: MORGAN STANLEY BANK NA)	a,c	0.97%		10/06/17	5,000,000	5,000,000
State Personal Income Tax RB Series 2013A1 (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.96%		10/06/17	7,700,000	7,700,000
State Personal Income Tax RB Series 2014A (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.96%		10/06/17	7,500,000	7,500,000
Nuveen New York AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 3 (LOC: CITIBANK NA) (SIFMA Municipal Swap Index + 0.08%)	a	1.02%		10/06/17	2,700,000	2,700,000
Variable Rate Demand Preferred Shares Series 5 (LOC: TORONTO-DOMINION BANK/THE) (SIFMA Municipal Swap Index + 0.08%)	a	1.02%		10/06/17	40,000,000	40,000,000
Oneida Cnty Industrial Development Agency
Civic Facility RB (Mohawk Valley Community College) Series 2004A (LOC: CITIBANK NA)	b	0.98%		10/06/17	6,230,000	6,230,000
Port Auth of New York & New Jersey
Consolidated Bonds 194th Series (LIQ: MORGAN STANLEY BANK NA)	a,c	0.97%		10/06/17	11,800,000	11,800,000
Consolidated Bonds 197th Series (LIQ: BARCLAYS BANK PLC)	a,c	1.02%		10/06/17	2,380,000	2,380,000
Consolidated Bonds 198th Series (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.96%		10/06/17	3,055,000	3,055,000
Consolidated Bonds 198th Series (LIQ: TORONTO-DOMINION BANK/THE)	a,c	0.96%		10/06/17	3,730,000	3,730,000
Consolidated Bonds 205th Series (LIQ: BARCLAYS BANK PLC)	a,c	0.96%		10/06/17	7,330,000	7,330,000
Consolidated Bonds 206th Series (LIQ: CITIBANK NA)	a,c	0.99%		10/06/17	2,500,000	2,500,000
Rockland Cnty IDA
RB (Northern Riverview) Series 1999 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	1.04%		10/06/17	6,565,000	6,565,000
Suffolk County IDA
Civic Facility RB (Guide Dog Foundation for the Blind) Series 2001 (LOC: JPMORGAN CHASE BANK NA)	b	0.96%		10/06/17	2,265,000	2,265,000
Syracuse IDA
Civic Facility Refunding RB (Crouse Health) Series 2003A (LOC: HSBC BANK USA NA)	b	0.98%		10/06/17	5,350,000	5,350,000
Triborough Bridge & Tunnel Auth
General RB Series 2009A2 (LIQ: BANK OF AMERICA NA)	a,c	0.98%		10/06/17	6,500,000	6,500,000
General RB Series 2009A2 (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.96%		10/06/17	1,200,000	1,200,000
General RB Series 2013C (LIQ: MORGAN STANLEY BANK NA)	a,c	0.97%		10/06/17	6,665,000	6,665,000
7

Schwab New York Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
General Refunding RB Series 2017B (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.96%		10/06/17	4,195,000	4,195,000
Refunding RB Series 2017B (LIQ: BARCLAYS BANK PLC)	a,c	0.96%		10/06/17	2,495,000	2,495,000
Utility Debt Securitization Auth
Restructuring Bonds Series 2013TE (LIQ: CREDIT SUISSE AG)	a,c	0.96%		10/06/17	21,665,000	21,665,000
Restructuring Bonds Series 2013TE (LIQ: JPMORGAN CHASE BANK NA)	a,c	0.96%		10/06/17	3,355,000	3,355,000
Warren & Wash Cnty IDA
RB (The Glen at Hiland Meadows) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	0.93%		10/06/17	8,670,000	8,670,000
Total Variable-Rate Municipal Securities
(Cost $1,387,984,895)						1,387,984,895
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $745,935,000 or 46.6% of net assets.
b	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
c	TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.

CCD —	Community college district
COP —	Certificate of participation
GO —	General obligation
GTY —	Guaranty agreement
HSD —	High school district
IDB —	Industrial development bond
IDC —	Industrial development corporation
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
PFC —	Passenger facility charge
RAN —	Revenue anticipation note
S/F —	Single-family
SIFMA —	Securities Industry and Financial Markets Association
TOB —	Tender option bond
TRAN —	Tax and revenue anticipation note
ULT —	Unlimited tax
USD —	Unified school district
VRDN —	Variable rate demand note
8

Schwab Municipal Money Funds
Notes to Portfolio Holdings

Under procedures approved by the funds' Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2017, all of the funds' investment securities were classified as Level 2. The funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year.
There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2017. The breakdown of the funds’ investments into major categories is disclosed on the Portfolio Holdings.
REG88398SEP17
9

The Charles Schwab Family of Funds
Schwab Retirement Advantage Money Fund®

Portfolio Holdings as of September 30, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date; the reference rate and spread used is shown parenthetically in the security description, if available, if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 65.0% of net assets
Asset-Backed Commercial Paper 17.3%
ALPINE SECURITIZATION LTD	a,b	1.35%		10/24/17	1,000,000	999,137
	a,b	1.43%		01/31/18	1,000,000	995,188
ATLANTIC ASSET SECURITIZATION LLC	a,b	1.33%		11/06/17	1,000,000	998,670
	a,b	1.32%		12/11/17	1,000,000	997,397
BARTON CAPITAL SA	a,b	1.32%		11/07/17	1,000,000	998,643
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	1.22%		10/02/17	1,000,000	999,966
CAFCO LLC	a,b	1.30%		11/28/17	400,000	399,162
	a,b	1.30%		12/07/17	1,000,000	997,581
	a,b	1.30%		12/27/17	1,000,000	996,858
CANCARA ASSET SECURITISATION LLC	a,b	1.30%		10/16/17	2,000,000	1,998,917
CHARTA LLC	a,b	1.25%		11/21/17	2,000,000	1,996,458
COLLATERALIZED COMMERCIAL PAPER CO LLC	a	1.44%		02/01/18	800,000	796,091
	a	1.45%		03/05/18	1,500,000	1,490,700
COLLATERALIZED COMMERCIAL PAPER II CO LLC	a,b	1.31%		11/02/17	1,000,000	998,844
	a,b	1.46%		03/01/18	1,000,000	993,918
CRC FUNDING LLC	a,b	1.33%		12/04/17	2,000,000	1,995,307
	a,b	1.30%		12/28/17	500,000	498,375
CROWN POINT CAPITAL COMPANY LLC	a,b	1.35%		11/02/17	1,000,000	998,800
KELLS FUNDING LLC	a,b	1.30%		10/31/17	1,000,000	999,097
	a,b	1.41%		03/06/18	1,000,000	994,128
LMA AMERICAS LLC	a,b	1.32%		12/07/17	1,500,000	1,496,315
MANHATTAN ASSET FUNDING COMPANY LLC	a,b	1.27%		10/12/17	1,000,000	999,612
	a,b	1.36%		01/03/18	1,000,000	996,475
METLIFE SHORT TERM FUNDING LLC	a,b	1.39%		02/05/18	3,000,000	2,985,395
NIEUW AMSTERDAM RECEIVABLES CORP	a,b	1.32%		11/02/17	1,000,000	998,827
	a,b	1.32%		11/08/17	1,000,000	998,607
1

Schwab Retirement Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
OLD LINE FUNDING LLC	a,b	1.30%		12/06/17	500,000	498,808
	a,b	1.41%		03/01/18	1,000,000	994,128
RIDGEFIELD FUNDING COMPANY LLC	a,b	1.35%		11/14/17	2,000,000	1,996,700
	a,b	1.35%		12/08/17	500,000	498,725
SHEFFIELD RECEIVABLES COMPANY LLC	a,b	1.37%		01/03/18	1,000,000	996,449
VERSAILLES COMMERCIAL PAPER LLC	a,b	1.32%		10/02/17	2,500,000	2,499,908
	a,b	1.32%		12/01/17	2,000,000	1,995,527
VICTORY RECEIVABLES CORP	a,b	1.34%		12/04/17	500,000	498,809
	a,b	1.47%		01/17/18	3,000,000	2,986,860
						43,584,382
Certificates of Deposit 20.7%
ABBEY NATIONAL TREASURY SERVICES PLC CO (STAMFORD BRANCH)	a	1.30%		11/27/17	2,000,000	2,000,000
BANK OF MONTREAL (CHICAGO BRANCH)		1.31%		12/05/17	1,000,000	1,000,000
BANK OF TOKYO-MITSUBISHI UFJ LTD (NEW YORK BRANCH)		1.36%		10/18/17	1,000,000	1,000,000
		1.38%		10/24/17	2,000,000	2,000,000
		1.40%		01/25/18	1,000,000	1,000,000
		1.45%		03/06/18	1,000,000	1,000,000
BARCLAYS BANK PLC (NEW YORK BRANCH)		1.21%		10/04/17	4,000,000	4,000,000
BNP PARIBAS FORTIS SA/NV (NEW YORK BRANCH)		1.14%		10/03/17	1,000,000	1,000,000
CITIBANK NA (NEW YORK BRANCH)		1.24%		10/06/17	1,500,000	1,500,000
		1.42%		12/14/17	1,000,000	1,000,000
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)		1.20%		11/01/17	1,000,000	1,000,000
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)		1.37%		12/21/17	4,000,000	4,000,000
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK (NEW YORK BRANCH)		1.16%		10/03/17	1,000,000	1,000,000
CREDIT SUISSE AG (NEW YORK BRANCH)		1.50%		01/05/18	2,000,000	2,000,000
DANSKE BANK A/S (LONDON BRANCH)		1.34%		12/22/17	2,500,000	2,500,028
DEUTSCHE BANK AG (NEW YORK BRANCH)		1.25%		10/06/17	2,000,000	2,000,000
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTSBANK (NEW YORK BRANCH)		1.11%		10/05/17	1,000,000	1,000,000
LANDESBANK BADEN-WURTTEMBERG (NEW YORK BRANCH)		1.19%		10/02/17	1,000,000	1,000,000
		1.25%		10/31/17	1,000,000	1,000,000
LANDESBANK HESSEN THUERINGEN GIROZENTRALE (NEW YORK BRANCH)		1.14%		10/05/17	1,000,000	1,000,000
LLOYDS BANK PLC (NEW YORK BRANCH)		1.45%		03/20/18	1,000,000	1,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)		1.10%		10/03/17	1,000,000	1,000,000
		1.40%		01/03/18	1,000,000	1,000,000
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)		1.32%		11/14/17	2,000,000	2,000,000
		1.32%		12/06/17	1,000,000	1,000,000
SOCIETE GENERALE (NEW YORK BRANCH)		1.32%		10/31/17	500,000	500,000
		1.34%		10/31/17	1,000,000	1,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		1.30%		11/09/17	1,000,000	1,000,000
2

Schwab Retirement Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)		1.19%		10/05/17	1,000,000	1,000,000
		1.32%		10/16/17	1,500,000	1,500,000
		1.31%		11/07/17	2,000,000	2,000,000
SWEDBANK AB (NEW YORK BRANCH)		1.14%		10/05/17	3,000,000	3,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)		1.30%		11/01/17	2,000,000	2,000,000
WELLS FARGO BANK NA		1.41%		02/02/18	2,000,000	2,000,000
						52,000,028
Financial Company Commercial Paper 11.5%
CANADIAN IMPERIAL BANK OF COMMERCE	b	1.11%		10/03/17	4,000,000	3,999,753
DNB BANK ASA	b	1.14%		10/03/17	4,000,000	3,999,747
ERSTE ABWICKLUNGSANSTALT	b	1.29%		10/02/17	2,000,000	1,999,928
	b	1.30%		12/13/17	1,500,000	1,496,046
FEDERATION DES CAISSES DESJARDINS DU QUEBEC	b	1.15%		10/06/17	2,000,000	1,999,681
HSBC USA INC	b	1.40%		01/25/18	1,000,000	995,521
ING US FUNDING LLC	a	1.41%		02/05/18	955,000	950,283
	a	1.42%		02/05/18	1,000,000	995,026
JP MORGAN SECURITIES LLC		1.42%		12/18/17	1,000,000	996,945
		1.46%		03/19/18	2,000,000	1,986,386
MACQUARIE BANK LTD	b	1.33%		11/03/17	1,000,000	998,781
NATIONWIDE BUILDING SOCIETY	b	1.37%		01/09/18	2,500,000	2,490,556
NORDEA BANK AB	b	1.21%		10/27/17	2,000,000	1,998,267
NRW BANK	b	1.30%		10/06/17	1,000,000	999,819
	b	1.26%		10/10/17	2,000,000	1,999,372
UBS AG (LONDON BRANCH)	b	1.41%		12/21/17	1,000,000	996,850
						28,902,961
Non-Financial Company Commercial Paper 4.8%
GENERAL ELECTRIC CO		1.08%		10/02/17	6,000,000	5,999,820
TOYOTA MOTOR CREDIT CORP		1.40%		03/01/18	6,000,000	5,965,018
						11,964,838
Non-Negotiable Time Deposits 9.9%
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		1.15%		10/02/17	6,000,000	6,000,000
DNB BANK ASA (GRAND CAYMAN BRANCH)		1.13%		10/06/17	1,000,000	1,000,000
NATIONAL AUSTRALIA BANK LTD (CAYMAN ISLANDS BRANCH)		1.05%		10/02/17	5,000,000	5,000,000
NATIONAL BANK OF CANADA (MONTREAL BRANCH)		1.12%		10/06/17	1,000,000	1,000,000
NATIXIS (NEW YORK BRANCH)		1.08%		10/02/17	1,000,000	1,000,000
NORDEA BANK AB (NEW YORK BRANCH)		1.05%		10/02/17	1,000,000	1,000,000
NORTHERN TRUST CO (CAYMAN ISLANDS BRANCH)		1.02%		10/02/17	2,000,000	2,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (GRAND CAYMAN BRANCH)		1.13%		10/06/17	2,000,000	2,000,000
3

Schwab Retirement Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
SVENSKA HANDELSBANKEN AB (CAYMAN ISLANDS BRANCH)		1.05%		10/02/17	1,000,000	1,000,000
		1.10%		10/04/17	4,000,000	4,000,000
TORONTO DOMINION BANK (GRAND CAYMAN BRANCH)		1.12%		10/06/17	1,000,000	1,000,000
						25,000,000
Other Instruments 0.8%
BANK OF AMERICA NA		1.40%		01/22/18	1,000,000	1,000,000
		1.40%		02/20/18	1,000,000	1,000,000
						2,000,000
Total Fixed-Rate Obligations
(Cost $163,452,209)						163,452,209

Variable-Rate Obligations 21.4% of net assets
Asset-Backed Commercial Paper 2.0%
OLD LINE FUNDING LLC
(1 mo. USD-LIBOR + 0.19%)	a,b	1.43%		10/10/17	3,000,000	3,000,000
THUNDER BAY FUNDING LLC
(1 mo. USD-LIBOR + 0.18%)	a,b	1.41%		10/02/17	2,000,000	2,000,000
						5,000,000
Financial Company Commercial Paper 2.8%
ING US FUNDING LLC
(1 mo. USD-LIBOR + 0.12%)	a	1.35%	10/10/17	02/08/18	2,000,000	2,000,000
UBS AG (LONDON BRANCH)
(1 mo. USD-LIBOR + 0.15%)	b	1.38%	10/02/17	03/01/18	1,000,000	1,000,000
(1 mo. USD-LIBOR + 0.14%)	b	1.38%	10/23/17	03/21/18	1,000,000	1,000,000
UNITED OVERSEAS BANK LTD
(3 mo. USD-LIBOR + 0.05%)	b	1.35%		10/06/17	1,000,000	1,000,000
WESTPAC BANKING CORP
(1 mo. USD-LIBOR + 0.14%)	b	1.38%	10/30/17	05/29/18	2,000,000	2,000,000
						7,000,000
Certificates of Deposit 13.1%
BANK OF MONTREAL (CHICAGO BRANCH)
(1 mo. USD-LIBOR + 0.13%)		1.36%	10/10/17	03/08/18	2,500,000	2,500,000
BANK OF NOVA SCOTIA (HOUSTON BRANCH)
(1 mo. USD-LIBOR + 0.15%)		1.39%	10/20/17	03/20/18	2,000,000	2,000,000
(1 mo. USD-LIBOR + 0.18%)		1.41%	10/18/17	05/18/18	1,000,000	1,000,000
CHASE BANK USA NA
(3 mo. USD-LIBOR + 0.22%)		1.52%		10/06/17	1,000,000	1,000,000
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)
(1 mo. USD-LIBOR + 0.14%)		1.38%	10/16/17	06/14/18	2,000,000	2,000,000
COMMONWEALTH BANK OF AUSTRALIA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.15%)		1.39%	10/30/17	06/29/18	4,000,000	4,000,000
4

Schwab Retirement Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
HSBC BANK USA NA
(1 mo. USD-LIBOR + 0.10%)		1.33%	10/02/17	02/02/18	1,000,000	1,000,000
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.17%)		1.41%	10/10/17	12/11/17	2,000,000	2,000,000
(1 mo. USD-LIBOR + 0.19%)		1.43%	10/23/17	01/23/18	1,000,000	1,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.20%)		1.44%	10/12/17	02/12/18	1,000,000	1,000,005
ROYAL BANK OF CANADA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.11%)		1.35%	10/10/17	02/09/18	2,500,000	2,500,000
(1 mo. USD-LIBOR + 0.15%)		1.38%	10/05/17	04/05/18	1,000,000	1,000,000
(1 mo. USD-LIBOR + 0.20%)		1.43%	10/30/17	06/28/18	1,000,000	1,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.16%)		1.40%	10/30/17	01/29/18	1,000,000	1,000,000
(1 mo. USD-LIBOR + 0.18%)		1.41%	10/06/17	03/06/18	2,000,000	2,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.22%)		1.45%		10/17/17	2,000,000	2,000,000
(1 mo. USD-LIBOR + 0.27%)		1.51%	10/10/17	12/11/17	1,000,000	1,000,000
WELLS FARGO BANK NA
(3 mo. USD-LIBOR + 0.42%)		1.72%		10/16/17	1,000,000	1,000,000
(1 mo. USD-LIBOR + 0.17%)		1.41%	10/20/17	04/20/18	2,000,000	2,000,000
(3 mo. USD-LIBOR + 0.14%)		1.46%	10/27/17	05/29/18	2,000,000	2,000,892
						33,000,897
Variable Rate Demand Notes 1.9%
CALIFORNIA ENTERPRISE DEVELOPMENT FINANCE AUTH
TAXABLE RB (SCONZA CANDY) SERIES 2008A (LOC: COMERICA BANK)	c	1.28%		10/06/17	885,000	885,000
HOWARD UNIV
TAXABLE BONDS SERIES 2016 (LOC: BARCLAYS BANK PLC)	c	1.24%		10/06/17	2,000,000	2,000,000
NEW YORK STATE HFA
TAXABLE HOUSING RB (555 10TH AVE) SERIES 2015B (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c	1.16%		10/06/17	1,000,000	1,000,000
TAXABLE HOUSING RB (625 W 57TH ST) SERIES 2016A (LOC: BANK OF NEW YORK MELLON/THE)	c	1.15%		10/06/17	1,000,000	1,000,000
						4,885,000
Other Instruments 1.6%
BANK OF AMERICA NA
(1 mo. USD-LIBOR + 0.17%)		1.40%		10/05/17	3,000,000	3,000,000
(1 mo. USD-LIBOR + 0.12%)		1.36%	10/05/17	04/05/18	1,000,000	1,000,000
						4,000,000
Total Variable-Rate Obligations
(Cost $53,885,897)						53,885,897
5

Schwab Retirement Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 16.4% of net assets
U.S. Government Agency Repurchase Agreements* 5.6%
BANK OF NOVA SCOTIA
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by U.S. Government Agency Securities valued at $5,150,456, 3.00% - 4.00%, due 07/20/46 - 07/01/47)		1.06%		10/02/17	5,000,442	5,000,000
WELLS FARGO SECURITIES LLC
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by U.S. Government Agency Securities valued at $9,360,835, 3.50%, due 09/01/47)		1.07%		10/02/17	9,000,803	9,000,000
						14,000,000
U.S. Treasury Repurchase Agreements 4.8%
BARCLAYS BANK PLC
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by U.S. Treasury Securities valued at $11,220,989, 1.38% - 2.13%, due 04/30/19 - 03/31/24)		1.05%		10/02/17	11,000,963	11,000,000
BARCLAYS CAPITAL INC
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by U.S. Treasury Securities valued at $1,123,288, 1.63% - 7.13%, due 04/30/19 - 05/15/46)		1.05%		10/02/17	1,101,358	1,101,262
						12,101,262
Other Repurchase Agreements** 6.0%
BNP PARIBAS SA
Issued 09/27/17, repurchase date 10/04/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,280,469, 3.89% - 9.00%, due 05/25/26 - 12/29/49)		1.32%		10/04/17	2,000,513	2,000,000
Issued 09/28/17, repurchase date 10/05/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,150,286, 2.57% - 7.24%, due 07/20/26 - 03/17/33)		1.28%		10/05/17	1,000,249	1,000,000
CREDIT SUISSE SECURITIES (USA) LLC
Issued 09/27/17, repurchase date 10/04/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,300,625, 8.06%, due 09/01/29)		1.36%		10/04/17	2,000,529	2,000,000
Issued 08/24/17, repurchase date 11/22/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,150,312, 8.06%, due 09/01/29)		1.63%		11/03/17	1,003,215	1,000,000
JP MORGAN SECURITIES LLC
Issued 09/27/17, repurchase date 03/26/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,150,118, 1.58% - 6.38%, due 05/15/25 - 09/01/27)		1.83%		12/28/17	1,004,677	1,000,000
6

Schwab Retirement Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 09/28/17, repurchase date 01/02/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $3,450,000, 0.00%, due 05/01/22)		1.65%		11/03/17	3,004,950	3,000,000
WELLS FARGO SECURITIES LLC
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,150,318, 6.25%, due 06/15/37)		1.31%		10/02/17	1,000,109	1,000,000
Issued 09/27/17, repurchase date 10/04/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,150,296, 4.05%, due 09/25/44)		1.32%		10/04/17	1,000,257	1,000,000
Issued 07/17/17, repurchase date 01/16/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,374,104, 1.50% - 1.90%, due 01/10/18 - 01/27/20)		1.83%		01/02/18	2,017,182	2,000,000
Issued 08/11/17, repurchase date 02/07/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,160,901, 6.50%, due 04/01/19)		1.84%		01/02/18	1,007,360	1,000,000
						15,000,000
Total Repurchase Agreements
(Cost $41,101,262)						41,101,262
a	Credit-enhanced security or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $75,271,912 or 29.9% of net assets.
c	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**	Collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
AUTH —	Authority
ETF —	Exchange-traded fund
HFA —	Housing finance agency/authority
LIBOR —	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LOC —	Letter of credit
RB —	Revenue bond
SIFMA —	Securities Industry and Financial Markets Association
VRDN —	Variable rate demand note
7

The Charles Schwab Family of Funds
Schwab Investor Money Fund®

Portfolio Holdings as of September 30, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date; the reference rate and spread used is shown parenthetically in the security description, if available, if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 65.3% of net assets
Asset-Backed Commercial Paper 20.0%
ALPINE SECURITIZATION LTD	a,b	1.43%		01/31/18	4,000,000	3,980,751
ATLANTIC ASSET SECURITIZATION LLC	a,b	1.05%		10/02/17	1,000,000	999,971
	a,b	1.33%		11/06/17	1,000,000	998,670
BARTON CAPITAL SA	a,b	1.32%		11/07/17	1,000,000	998,643
	a,b	1.32%		11/27/17	1,000,000	997,910
BEDFORD ROW FUNDING CORP	a,b	1.25%		10/10/17	2,000,000	1,999,380
	a,b	1.35%		11/13/17	4,000,000	3,993,598
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	1.22%		10/02/17	1,000,000	999,966
	a,b	1.24%		10/26/17	3,000,000	2,997,417
CAFCO LLC	a,b	1.30%		11/28/17	600,000	598,743
	a,b	1.30%		12/07/17	4,000,000	3,990,322
	a,b	1.33%		12/14/17	1,000,000	997,287
CANCARA ASSET SECURITISATION LLC	a,b	1.32%		11/29/17	5,000,000	4,989,183
CHARTA LLC	a,b	1.28%		10/05/17	2,000,000	1,999,716
	a,b	1.30%		12/01/17	2,000,000	1,995,594
	a,b	1.41%		03/09/18	1,000,000	993,817
COLLATERALIZED COMMERCIAL PAPER CO LLC	a	1.44%		01/24/18	5,000,000	4,977,160
COLLATERALIZED COMMERCIAL PAPER II CO LLC	a,b	1.51%		03/28/18	4,000,000	3,970,333
CRC FUNDING LLC	a,b	1.33%		12/04/17	1,000,000	997,653
	a,b	1.30%		12/28/17	4,500,000	4,485,375
CROWN POINT CAPITAL COMPANY LLC	a,b	1.31%		10/31/17	2,000,000	1,997,817
KELLS FUNDING LLC	a,b	1.30%		11/02/17	5,000,000	4,994,764
	a,b	1.30%		11/10/17	10,000,000	9,986,639
LMA AMERICAS LLC	a,b	1.35%		10/02/17	1,000,000	999,963
	a,b	1.33%		10/23/17	2,000,000	1,998,374
	a,b	1.32%		11/07/17	1,000,000	998,643
	a,b	1.32%		12/07/17	1,500,000	1,496,315
8

Schwab Investor Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
MANHATTAN ASSET FUNDING COMPANY LLC	a,b	1.27%		10/12/17	3,000,000	2,998,836
METLIFE SHORT TERM FUNDING LLC	a,b	1.31%		10/24/17	6,000,000	5,994,978
	a,b	1.42%		02/05/18	1,000,000	995,026
	a,b	1.41%		03/12/18	1,000,000	993,700
NIEUW AMSTERDAM RECEIVABLES CORP	a,b	1.24%		10/24/17	3,500,000	3,497,227
	a,b	1.33%		12/07/17	1,000,000	997,525
OLD LINE FUNDING LLC	a,b	1.41%		01/22/18	7,000,000	6,969,239
RIDGEFIELD FUNDING COMPANY LLC	a,b	1.36%		11/15/17	3,000,000	2,994,938
	a,b	1.35%		12/04/17	1,000,000	997,600
	a,b	1.35%		12/20/17	1,000,000	997,000
SHEFFIELD RECEIVABLES COMPANY LLC	a,b	1.37%		01/03/18	5,500,000	5,480,469
THUNDER BAY FUNDING LLC	a,b	1.30%		11/21/17	500,000	499,079
VERSAILLES COMMERCIAL PAPER LLC	a,b	1.31%		11/10/17	3,000,000	2,995,633
	a,b	1.32%		12/01/17	1,000,000	997,763
	a,b	1.33%		12/05/17	1,000,000	997,599
VICTORY RECEIVABLES CORP	a,b	1.28%		10/30/17	1,900,000	1,898,041
	a,b	1.33%		11/14/17	2,000,000	1,996,749
	a,b	1.34%		12/26/17	5,000,000	4,983,994
						117,719,400
Financial Company Commercial Paper 9.7%
AUSTRALIA & NEW ZEALAND BANKING GROUP LTD	b	1.20%		10/23/17	2,000,000	1,998,545
BPCE SA	b	1.41%		11/03/17	6,000,000	5,992,300
	b	1.40%		11/08/17	1,000,000	998,533
CANADIAN IMPERIAL BANK OF COMMERCE	b	1.11%		10/03/17	6,000,000	5,999,630
DBS BANK LTD	b	1.30%		11/10/17	2,500,000	2,496,389
DNB BANK ASA	b	1.14%		10/03/17	4,000,000	3,999,747
ERSTE ABWICKLUNGSANSTALT	b	1.29%		10/02/17	6,000,000	5,999,785
	b	1.27%		11/28/17	2,000,000	1,995,908
HSBC USA INC	b	1.40%		01/25/18	4,000,000	3,982,084
ING US FUNDING LLC	a	1.42%		02/05/18	1,000,000	995,026
JP MORGAN SECURITIES LLC		1.29%		10/24/17	3,000,000	2,997,547
		1.42%		12/18/17	4,000,000	3,987,780
NRW BANK	b	1.30%		10/06/17	2,000,000	1,999,639
	b	1.26%		10/10/17	1,000,000	999,686
	b	1.31%		12/01/17	2,000,000	1,995,560
	b	1.42%		03/05/18	2,000,000	1,987,858
OVERSEA-CHINESE BANKING CORPORATION LTD	b	1.34%		10/12/17	2,000,000	1,999,187
UNITED OVERSEAS BANK LTD	b	1.30%		11/28/17	4,000,000	3,991,623
	b	1.40%		02/14/18	2,300,000	2,287,922
						56,704,749
Non-Financial Company Commercial Paper 4.1%
GENERAL ELECTRIC CO		1.08%		10/02/17	16,000,000	15,999,520
9

Schwab Investor Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
TOYOTA MOTOR CREDIT CORP		1.40%		02/20/18	8,000,000	7,956,138
						23,955,658
Certificates of Deposit 18.6%
ABBEY NATIONAL TREASURY SERVICES PLC CO (STAMFORD BRANCH)	a	1.17%		10/02/17	1,000,000	1,000,000
	a	1.31%		11/14/17	1,000,000	1,000,000
	a	1.31%		11/22/17	2,000,000	2,000,000
	a	1.32%		11/22/17	500,000	500,000
BANK OF MONTREAL (CHICAGO BRANCH)		1.31%		10/16/17	4,000,000	4,000,000
		1.31%		12/05/17	1,000,000	1,000,000
		1.30%		12/11/17	3,000,000	3,000,000
BANK OF TOKYO-MITSUBISHI UFJ LTD (NEW YORK BRANCH)		1.36%		10/18/17	1,000,000	1,000,000
		1.38%		10/24/17	5,000,000	5,000,000
		1.39%		12/15/17	1,000,000	1,000,000
		1.45%		03/08/18	1,000,000	1,000,000
BARCLAYS BANK PLC (NEW YORK BRANCH)		1.21%		10/04/17	7,000,000	7,000,000
		1.37%		10/25/17	4,000,000	4,000,000
BNP PARIBAS FORTIS SA/NV (NEW YORK BRANCH)		1.32%		11/01/17	4,000,000	4,000,000
CITIBANK NA (NEW YORK BRANCH)		1.24%		10/06/17	1,000,000	1,000,000
		1.42%		12/14/17	2,000,000	2,000,000
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)		1.21%		10/19/17	3,000,000	3,000,000
		1.35%		11/27/17	1,000,000	1,000,000
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK (NEW YORK BRANCH)		1.16%		10/03/17	2,000,000	2,000,000
CREDIT SUISSE AG (NEW YORK BRANCH)		1.50%		01/05/18	5,000,000	5,000,000
DANSKE BANK A/S (LONDON BRANCH)		1.34%		10/24/17	3,000,000	3,000,010
		1.34%		11/20/17	1,000,000	1,000,007
		1.34%		12/22/17	1,500,000	1,500,017
DEUTSCHE BANK AG (NEW YORK BRANCH)		1.25%		10/06/17	2,000,000	2,000,000
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTSBANK (NEW YORK BRANCH)		1.11%		10/05/17	3,000,000	3,000,000
		1.31%		11/22/17	1,000,000	1,000,000
ING BANK NV (AMSTERDAM BRANCH)		1.39%		12/20/17	3,000,000	3,000,000
LANDESBANK BADEN-WURTTEMBERG (NEW YORK BRANCH)		1.26%		10/02/17	3,000,000	3,000,000
		1.25%		10/05/17	2,000,000	2,000,000
LANDESBANK HESSEN THUERINGEN GIROZENTRALE (NEW YORK BRANCH)		1.14%		10/05/17	3,000,000	2,999,998
LLOYDS BANK PLC (NEW YORK BRANCH)		1.45%		03/20/18	3,000,000	3,000,000
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)		1.46%		03/19/18	1,000,000	1,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)		1.35%		10/18/17	1,000,000	1,000,000
NATIXIS (NEW YORK BRANCH)		1.33%		10/31/17	1,000,000	1,000,000
NORDEA BANK AB (NEW YORK BRANCH)		1.39%		03/01/18	1,000,000	1,000,000
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)		1.28%		11/08/17	1,000,000	1,000,000
SOCIETE GENERALE (NEW YORK BRANCH)		1.34%		10/31/17	2,000,000	2,000,000
10

Schwab Investor Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		1.37%		12/19/17	3,000,000	3,000,000
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)		1.32%		10/16/17	500,000	500,000
		1.32%		10/20/17	1,000,000	1,000,000
		1.31%		11/07/17	1,000,000	1,000,000
		1.30%		12/20/17	5,000,000	5,000,000
		1.32%		12/28/17	4,000,000	4,000,000
SWEDBANK AB (NEW YORK BRANCH)		1.14%		10/05/17	2,000,000	2,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)		1.23%		10/11/17	4,000,000	4,000,000
		1.29%		11/07/17	4,000,000	4,000,000
		1.30%		12/08/17	500,000	500,000
		1.41%		03/01/18	2,000,000	2,000,000
						109,000,032
Non-Negotiable Time Deposits 11.7%
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		1.15%		10/02/17	14,000,000	14,000,000
DNB BANK ASA (GRAND CAYMAN BRANCH)		1.13%		10/06/17	6,000,000	6,000,000
NATIONAL AUSTRALIA BANK LTD (CAYMAN ISLANDS BRANCH)		1.05%		10/02/17	13,000,000	13,000,000
NATIONAL BANK OF CANADA (MONTREAL BRANCH)		1.12%		10/05/17	2,000,000	2,000,000
NORDEA BANK AB (NEW YORK BRANCH)		1.05%		10/02/17	3,000,000	3,000,000
NORTHERN TRUST CO (CAYMAN ISLANDS BRANCH)		1.02%		10/02/17	6,000,000	6,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (GRAND CAYMAN BRANCH)		1.13%		10/06/17	10,000,000	10,000,000
SVENSKA HANDELSBANKEN AB (CAYMAN ISLANDS BRANCH)		1.05%		10/02/17	6,000,000	6,000,000
		1.10%		10/04/17	5,000,000	5,000,000
TORONTO DOMINION BANK (GRAND CAYMAN BRANCH)		1.12%		10/06/17	4,000,000	4,000,000
						69,000,000
Other Instruments 1.2%
BANK OF AMERICA NA		1.40%		01/22/18	3,000,000	3,000,000
		1.40%		02/16/18	4,000,000	4,000,000
						7,000,000
Total Fixed-Rate Obligations
(Cost $383,379,839)						383,379,839

Variable-Rate Obligations 21.1% of net assets
Asset-Backed Commercial Paper 0.5%
COLLATERALIZED COMMERCIAL PAPER II CO LLC
(1 mo. USD-LIBOR + 0.13%)	a,b	1.36%	10/02/17	11/02/17	1,000,000	1,000,000
OLD LINE FUNDING LLC
(1 mo. USD-LIBOR + 0.11%)	a,b	1.35%	10/10/17	11/10/17	2,000,000	2,000,000
						3,000,000
11

Schwab Investor Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Financial Company Commercial Paper 2.7%
BANK OF NOVA SCOTIA
(1 mo. USD-LIBOR + 0.45%)	b	1.69%	10/13/17	02/13/18	2,000,000	2,000,000
ING US FUNDING LLC
(1 mo. USD-LIBOR + 0.12%)	a	1.35%	10/10/17	02/08/18	1,500,000	1,500,000
UBS AG (LONDON BRANCH)
(1 mo. USD-LIBOR + 0.15%)	b	1.38%	10/02/17	03/01/18	5,000,000	5,000,000
(1 mo. USD-LIBOR + 0.14%)	b	1.38%	10/23/17	03/21/18	2,000,000	2,000,000
WESTPAC BANKING CORP
(1 mo. USD-LIBOR + 0.14%)	b	1.38%	10/30/17	05/29/18	5,000,000	5,000,000
						15,500,000
Certificates of Deposit 13.0%
BANK OF MONTREAL (CHICAGO BRANCH)
(1 mo. USD-LIBOR + 0.13%)		1.36%	10/10/17	03/08/18	500,000	500,000
BANK OF NOVA SCOTIA (HOUSTON BRANCH)
(1 mo. USD-LIBOR + 0.15%)		1.39%	10/20/17	03/20/18	4,000,000	4,000,000
(1 mo. USD-LIBOR + 0.15%)		1.38%	10/30/17	03/28/18	3,000,000	3,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.12%)		1.35%	10/10/17	02/08/18	1,000,000	1,000,000
(1 mo. USD-LIBOR + 0.17%)		1.40%	10/17/17	04/17/18	2,000,000	2,000,000
CHASE BANK USA NA
(3 mo. USD-LIBOR + 0.22%)		1.52%		10/06/17	7,000,000	7,000,000
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)
(1 mo. USD-LIBOR + 0.14%)		1.38%	10/16/17	06/14/18	2,000,000	2,000,000
COMMONWEALTH BANK OF AUSTRALIA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.15%)		1.39%	10/30/17	06/29/18	5,000,000	5,000,000
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.10%)		1.33%	10/16/17	03/15/18	500,000	500,000
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.17%)		1.40%	10/17/17	11/17/17	3,000,000	3,000,000
(1 mo. USD-LIBOR + 0.17%)		1.41%	10/10/17	12/11/17	2,000,000	2,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.24%)		1.47%	10/06/17	11/06/17	2,000,000	2,000,000
(1 mo. USD-LIBOR + 0.16%)		1.39%	10/05/17	12/05/17	2,000,000	2,000,000
(1 mo. USD-LIBOR + 0.19%)		1.43%	10/19/17	01/19/18	2,000,000	2,000,000
(1 mo. USD-LIBOR + 0.18%)		1.42%	10/02/17	03/01/18	3,000,000	3,000,000
NATIONAL BANK OF CANADA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.12%)		1.37%	10/23/17	03/22/18	2,500,000	2,500,000
ROYAL BANK OF CANADA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.18%)		1.42%	10/25/17	05/25/18	1,000,000	1,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.22%)		1.45%	10/03/17	11/03/17	4,000,000	4,000,000
(1 mo. USD-LIBOR + 0.16%)		1.40%	10/02/17	02/01/18	3,000,000	3,000,000
(1 mo. USD-LIBOR + 0.18%)		1.41%	10/06/17	03/06/18	1,000,000	1,000,000
12

Schwab Investor Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.12%)		1.36%	10/26/17	02/26/18	2,000,000	2,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.22%)		1.45%		10/17/17	5,000,000	5,000,000
(1 mo. USD-LIBOR + 0.12%)		1.35%	10/02/17	03/02/18	2,000,000	2,000,000
WELLS FARGO BANK NA
(3 mo. USD-LIBOR + 0.42%)		1.72%		10/16/17	17,000,000	17,000,000
						76,500,000
U.S. Treasury Debt 0.5%
UNITED STATES TREASURY
(3 mo. Treasury Money Market Yield + 0.17%)		1.22%	10/02/17	10/31/17	3,000,000	3,000,000
Variable Rate Demand Notes 2.2%
BLUE MOUNTAIN ENTERPRISES, LLC
VARIABLE RATE DEMAND BONDS SERIES 2013 (LOC: WELLS FARGO BANK NA)	c	1.23%		10/06/17	3,330,000	3,330,000
CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
TAXABLE RB (CAPITAL CORRUGATED) SERIES 2016B (LOC: COMERICA BANK)	c	1.28%		10/06/17	2,760,000	2,760,000
EAGLE CNTY
RB (BC HOUSING) SERIES 1997B (LOC: WELLS FARGO BANK NA)	c	1.33%		10/06/17	1,500,000	1,500,000
HOWARD UNIV
TAXABLE BONDS SERIES 2016 (LOC: BARCLAYS BANK PLC)	c	1.24%		10/06/17	1,000,000	1,000,000
LABCON NORTH AMERICA
TAXABLE BONDS SERIES 2010 (LOC: BANK OF THE WEST)	c	1.23%		10/06/17	1,245,000	1,245,000
NEW YORK STATE HFA
TAXABLE HOUSING RB (555 10TH AVE) SERIES 2015B (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c	1.16%		10/06/17	2,000,000	2,000,000
TAXABLE HOUSING RB (625 W 57TH ST) SERIES 2016A (LOC: BANK OF NEW YORK MELLON/THE)	c	1.15%		10/06/17	1,000,000	1,000,000
						12,835,000
Other Instruments 1.2%
BANK OF AMERICA NA
(1 mo. USD-LIBOR + 0.11%)		1.34%	10/10/17	02/07/18	3,000,000	3,000,000
(1 mo. USD-LIBOR + 0.12%)		1.36%	10/05/17	04/05/18	4,000,000	4,000,000
						7,000,000
Non-Financial Company Commercial Paper 1.0%
TOYOTA MOTOR CREDIT CORP
(1 mo. USD-LIBOR + 0.34%)		1.58%	10/13/17	11/06/17	4,000,000	4,000,000
(1 mo. USD-LIBOR + 0.17%)		1.41%	10/19/17	03/16/18	2,000,000	2,000,000
						6,000,000
Total Variable-Rate Obligations
(Cost $123,835,000)						123,835,000
13

Schwab Investor Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 13.6% of net assets
U.S. Government Agency Repurchase Agreements* 3.2%
BANK OF NOVA SCOTIA
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by U.S. Government Agency Securities valued at $2,060,183, 3.00%, due 07/20/46)		1.06%		10/02/17	2,000,177	2,000,000
MIZUHO SECURITIES USA LLC
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by U.S. Government Agency Securities valued at $1,030,000, 4.00%, due 08/20/46 - 07/01/47)		1.07%		10/02/17	1,000,089	1,000,000
WELLS FARGO SECURITIES LLC
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by U.S. Government Agency Securities valued at $16,641,484, 3.50%, due 09/01/47)		1.07%		10/02/17	16,001,427	16,000,000
						19,000,000
U.S. Treasury Repurchase Agreements 4.4%
BARCLAYS BANK PLC
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by U.S. Treasury Securities valued at $24,482,147, 1.75% - 2.13%, due 06/30/22 - 08/15/25)		1.05%		10/02/17	24,002,100	24,000,000
BARCLAYS CAPITAL INC
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by U.S. Treasury Securities valued at $1,530,856, 4.50%, due 02/15/36)		1.05%		10/02/17	1,500,897	1,500,766
						25,500,766
Other Repurchase Agreements** 6.0%
BNP PARIBAS SA
Issued 09/27/17, repurchase date 10/04/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $6,881,651, 2.49% - 9.00%, due 01/15/21 - 12/29/49)		1.32%		10/04/17	6,001,540	6,000,000
Issued 09/28/17, repurchase date 10/05/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,300,383, 0.00% - 7.99%, due 12/17/18 - 03/17/33)		1.28%		10/05/17	2,000,498	2,000,000
CREDIT SUISSE SECURITIES (USA) LLC
Issued 09/27/17, repurchase date 10/04/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $4,600,748, 6.16% - 8.06%, due 09/01/29 - 06/25/35)		1.36%		10/04/17	4,001,058	4,000,000
Issued 08/24/17, repurchase date 11/22/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $4,601,250, 8.06%, due 09/01/29)		1.63%		11/03/17	4,012,859	4,000,000
JP MORGAN SECURITIES LLC
Issued 08/31/17, repurchase date 02/27/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $5,759,339, 1.48% - 6.55%, due 04/05/22 - 02/13/47)		1.80%		12/28/17	5,029,750	5,000,000
14

Schwab Investor Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 09/28/17, repurchase date 01/02/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $4,600,000, 0.00%, due 05/01/22)		1.65%		11/03/17	4,006,600	4,000,000
WELLS FARGO SECURITIES LLC
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,151,332, 5.30% - 6.38%, due 03/01/35 - 07/15/41)		1.31%		10/02/17	1,000,109	1,000,000
Issued 09/26/17, repurchase date 10/03/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,300,587, 2.75%, due 05/03/21)		1.31%		10/03/17	2,000,509	2,000,000
Issued 09/27/17, repurchase date 10/04/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,300,591, 2.17% - 5.47%, due 12/27/35 - 05/25/54)		1.32%		10/04/17	2,000,513	2,000,000
Issued 09/29/17, repurchase date 10/06/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,150,643, 1.66% - 1.90%, due 04/15/18 - 01/27/20)		1.32%		10/06/17	1,000,257	1,000,000
Issued 07/17/17, repurchase date 01/16/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $4,643,819, 3.80% - 6.38%, due 10/19/20 - 05/12/41)		1.83%		01/02/18	4,034,363	4,000,000
						35,000,000
Total Repurchase Agreements
(Cost $79,500,766)						79,500,766
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $178,466,636 or 30.4% of net assets.
c	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**	Collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
CNTY —	County
ETF —	Exchange-traded fund
HFA —	Housing finance agency/authority
LIBOR —	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LOC —	Letter of credit
RB —	Revenue bond
SIFMA —	Securities Industry and Financial Markets Association
VRDN —	Variable rate demand note
15

Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund
Notes to Portfolio Holdings

Under procedures approved by the funds' Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2017, all of the funds' investment securities were classified as Level 2. The funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year.
There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2017. The breakdown of the funds’ investments into major categories is disclosed on the Portfolio Holdings.
REG88395SEP17
16

The Charles Schwab Family of Funds
Schwab Retirement Government Money Fund™

Portfolio Holdings as of September 30, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date; the reference rate and spread used is shown parenthetically in the security description, if available, if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 30.8% of net assets
U.S. Government Agency Debt 28.8%
FEDERAL FARM CREDIT BANKS FUNDING CORP		1.42%		04/02/18	500,000	500,532
		4.25%		04/16/18	1,000,000	1,016,417
		0.75%		04/18/18	1,000,000	997,548
FEDERAL HOME LOAN BANKS		0.92%		10/04/17	8,000,000	7,999,387
		1.07%		10/04/17	6,500,000	6,499,420
		0.92%		10/13/17	6,000,000	5,998,160
		0.95%		10/13/17	2,500,000	2,499,205
		1.08%		10/20/17	5,750,000	5,746,722
		0.98%		10/25/17	6,000,000	5,996,084
		1.07%		11/01/17	2,000,000	1,998,150
		0.95%		11/02/17	1,000,000	999,156
		1.00%		11/03/17	3,500,000	3,496,792
		1.00%		11/08/17	3,500,000	3,496,305
		1.04%		11/15/17	15,000,000	14,980,519
		1.08%		11/27/17	1,400,000	1,397,606
		1.10%		11/27/17	4,000,000	3,993,033
		1.05%		12/06/17	7,000,000	6,986,563
		1.09%		12/06/17	2,500,000	2,495,013
		1.05%		12/13/17	10,000,000	9,978,810
		1.05%		12/20/17	18,223,000	18,180,520
		1.14%		12/29/17	600,000	598,309
		1.15%		01/03/18	10,000,000	9,970,103
		1.15%		01/05/18	1,000,000	996,947
		1.15%		01/12/18	20,000,000	19,934,824
		1.12%		01/17/18	20,000,000	19,932,800
		1.14%		01/24/18	1,000,000	996,368
		1.14%		01/31/18	8,000,000	7,969,093
		1.15%		02/07/18	750,000	746,915
		1.13%		02/21/18	7,100,000	7,068,244
		1.14%		02/28/18	3,205,000	3,189,776
		1.13%		03/02/18	7,000,000	6,966,750
1

Schwab Retirement Government Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		1.14%		03/14/18	9,000,000	8,953,260
		0.88%		03/19/18	4,455,000	4,448,977
		1.15%		03/19/18	500,000	497,301
		1.18%		03/28/18	7,200,000	7,158,170
		1.00%		03/29/18	2,100,000	2,098,495
		4.11%		04/18/18	5,960,000	6,053,602
		1.13%		04/25/18	5,000,000	4,998,442
		1.20%		04/27/18	200,000	198,613
FEDERAL HOME LOAN MORTGAGE CORPORATION		1.05%		02/26/18	14,500,000	14,493,885
		0.88%		03/07/18	1,729,000	1,726,974
		0.75%		04/09/18	4,500,000	4,489,923
FEDERAL NATIONAL MORTGAGE ASSOCIATION		0.88%		10/26/17	6,000,000	5,999,634
		1.00%		03/28/18	1,400,000	1,398,903
						246,142,250
U.S. Treasury Debt 2.0%
UNITED STATES TREASURY		1.00%		12/15/17	3,000,000	3,000,036
		3.50%		02/15/18	10,000,000	10,086,577
		2.75%		02/28/18	4,000,000	4,025,741
						17,112,354
Total Fixed-Rate Obligations
(Cost $263,254,604)						263,254,604

Variable-Rate Obligations 21.1% of net assets
U.S. Government Agency Debt 19.8%
FEDERAL HOME LOAN BANKS
(1 mo. USD-LIBOR - 0.03%)		1.20%		10/06/17	15,000,000	15,000,000
(3 mo. USD-LIBOR - 0.10%)		1.22%		11/15/17	4,000,000	4,000,657
(1 mo. USD-LIBOR - 0.15%)		1.09%	10/13/17	12/13/17	8,300,000	8,300,000
(3 mo. USD-LIBOR - 0.03%)		1.27%	10/02/17	01/02/18	7,000,000	7,005,214
(3 mo. USD-LIBOR - 0.28%)		1.03%	10/19/17	01/19/18	2,500,000	2,500,000
(1 mo. USD-LIBOR - 0.17%)		1.07%	10/22/17	01/22/18	21,000,000	21,000,000
(3 mo. USD-LIBOR - 0.28%)		1.04%	10/26/17	01/26/18	4,000,000	4,000,000
(3 mo. USD-LIBOR - 0.38%)		0.93%	11/09/17	02/09/18	8,000,000	8,000,000
(3 mo. USD-LIBOR - 0.15%)		1.16%	11/16/17	02/16/18	2,500,000	2,501,225
(3 mo. USD-LIBOR - 0.16%)		1.16%	11/26/17	02/26/18	10,000,000	10,002,894
(1 mo. USD-LIBOR - 0.15%)		1.09%	10/12/17	03/12/18	9,000,000	9,000,000
(3 mo. USD-LIBOR - 0.22%)		1.10%	12/19/17	03/19/18	3,000,000	3,001,307
(3 mo. USD-LIBOR - 0.31%)		1.02%	12/21/17	03/21/18	3,500,000	3,500,190
(1 mo. USD-LIBOR - 0.15%)		1.09%	10/20/17	04/20/18	8,445,000	8,444,812
(1 mo. USD-LIBOR - 0.15%)		1.09%	10/26/17	04/26/18	1,450,000	1,449,965
(3 mo. USD-LIBOR - 0.35%)		0.96%	11/13/17	05/11/18	3,000,000	2,999,989
(3 mo. USD-LIBOR - 0.35%)		0.97%	11/15/17	05/15/18	6,000,000	6,000,080
(3 mo. USD-LIBOR - 0.04%)		1.28%	12/07/17	06/07/18	2,500,000	2,503,863
(1 mo. USD-LIBOR - 0.14%)		1.09%	10/03/17	07/03/18	3,000,000	3,000,000
(1 mo. USD-LIBOR - 0.15%)		1.09%	10/24/17	07/24/18	3,000,000	3,000,000
(1 mo. USD-LIBOR - 0.15%)		1.09%	10/27/17	07/27/18	5,000,000	5,000,000
(3 mo. USD-LIBOR - 0.27%)		1.03%	10/05/17	10/05/18	2,500,000	2,500,000
2

Schwab Retirement Government Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
(1 mo. USD-LIBOR - 0.13%)		1.11%	10/10/17	10/10/18	3,500,000	3,500,000
(1 mo. USD-LIBOR - 0.11%)		1.13%	10/11/17	10/11/18	5,000,000	5,000,000
(1 mo. USD-LIBOR - 0.09%)		1.15%	10/14/17	01/14/19	11,000,000	11,000,048
(1 mo. USD-LIBOR - 0.07%)		1.17%	10/11/17	02/11/19	10,000,000	10,000,000
(1 mo. USD-LIBOR - 0.07%)		1.17%	10/25/17	02/25/19	7,500,000	7,500,000
						169,710,244
U.S. Treasury Debt 1.3%
UNITED STATES TREASURY
(3 mo. Treasury Money Market Yield + 0.19%)		1.24%	10/02/17	04/30/18	11,000,000	11,009,950
Total Variable-Rate Obligations
(Cost $180,720,194)						180,720,194
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 48.3% of net assets
U.S. Government Agency Repurchase Agreements* 47.8%
BANK OF MONTREAL
Issued 07/26/17, repurchase date 10/06/17 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $10,329,274, 1.75% - 4.00%, due 05/15/22 - 05/01/47)		1.10%		10/06/17	10,022,000	10,000,000
BANK OF NOVA SCOTIA
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by U.S. Government Agency Securities valued at $86,636,017, 3.00% - 4.00%, due 01/01/32 - 05/15/58)		1.06%		10/02/17	84,112,637	84,105,208
BARCLAYS BANK PLC
Issued 09/27/17, repurchase date 10/04/17 (Collateralized by U.S. Government Agency Securities valued at $35,026,946, 4.00%, due 03/20/45 - 08/20/47)		1.02%		10/04/17	34,006,743	34,000,000
BARCLAYS CAPITAL INC
Issued 09/28/17, repurchase date 10/05/17 (Collateralized by U.S. Government Agency Securities valued at $52,000,000, 4.50% - 6.00%, due 12/15/34 - 12/20/46)		1.02%		10/05/17	50,009,917	50,000,000
BNP PARIBAS SA
Issued 07/14/17, repurchase date 10/06/17 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $51,385,949, 1.13% - 7.00%, due 02/28/19 - 11/01/46)		1.12%		10/06/17	50,130,667	50,000,000
JP MORGAN SECURITIES LLC
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by U.S. Government Agency Securities valued at $32,960,000, 2.50% - 4.00%, due 09/01/31 - 05/01/56)		1.07%		10/02/17	32,002,853	32,000,000
MIZUHO SECURITIES USA LLC
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $86,700,079, 0.00% - 5.38%, due 10/13/17 - 04/01/56)		1.07%		10/02/17	85,007,579	85,000,000
3

Schwab Retirement Government Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
WELLS FARGO SECURITIES LLC
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by U.S. Government Agency Securities valued at $9,360,835, 3.00%, due 09/01/27)		1.07%		10/02/17	9,000,803	9,000,000
Issued 09/27/17, repurchase date 10/04/17 (Collateralized by U.S. Government Agency Securities valued at $57,211,457, 3.00% - 3.50%, due 09/01/27 - 08/01/47)		1.03%		10/04/17	55,011,015	55,000,000
						409,105,208
U.S. Treasury Repurchase Agreement 0.5%
BARCLAYS BANK PLC
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by U.S. Treasury Securities valued at $4,080,451, 2.13% - 2.75%, due 11/15/23 - 03/31/24)		1.05%		10/02/17	4,000,350	4,000,000
Total Repurchase Agreements
(Cost $413,105,208)						413,105,208
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.

LIBOR —	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
4

Schwab Retirement Government Money Fund
Notes to Portfolio Holdings

Under procedures approved by the fund's Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2017, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year.
There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2017. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings.
REG94690SEP17
5

The Charles Schwab Family of Funds
Schwab Government Money Fund™

Portfolio Holdings as of September 30, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date; the reference rate and spread used is shown parenthetically in the security description, if available, if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 23.5% of net assets
U.S. Government Agency Debt 21.9%
FEDERAL FARM CREDIT BANKS FUNDING CORP		1.16%		02/08/18	100,000	99,583
		1.42%		04/02/18	9,300,000	9,309,899
FEDERAL HOME LOAN BANKS		0.92%		10/04/17	206,000,000	205,984,207
		1.07%		10/04/17	193,500,000	193,482,746
		0.92%		10/13/17	243,000,000	242,925,480
		0.95%		10/13/17	97,200,000	97,169,090
		1.02%		10/18/17	625,000,000	624,699,253
		1.08%		10/20/17	144,000,000	143,917,920
		0.98%		10/25/17	230,000,000	229,849,887
		0.95%		11/01/17	15,000,000	14,987,729
		1.07%		11/01/17	147,000,000	146,864,049
		0.95%		11/02/17	70,800,000	70,740,213
		1.00%		11/03/17	231,000,000	230,788,250
		1.00%		11/08/17	146,000,000	145,845,889
		1.04%		11/14/17	250,000,000	249,682,222
		1.04%		11/15/17	508,000,000	507,340,235
		1.04%		11/17/17	150,000,000	149,797,312
		1.05%		11/20/17	359,300,000	358,783,506
		1.05%		12/06/17	242,000,000	241,535,478
		1.09%		12/06/17	88,000,000	87,824,469
		3.13%		12/08/17	150,000	150,538
		1.05%		12/13/17	275,500,000	274,916,208
		1.05%		12/18/17	16,600,000	16,562,415
		1.05%		12/20/17	604,547,000	603,137,734
		1.06%		01/02/18	350,000,000	349,041,583
		1.15%		02/13/18	129,000	128,444
		1.28%		02/16/18	150,000	150,035
		1.13%		02/21/18	236,900,000	235,840,412
		1.14%		02/28/18	60,000,000	59,715,000
		1.13%		03/02/18	242,000,000	240,850,500
		1.38%		03/09/18	4,500,000	4,504,497
1

Schwab Government Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		0.88%		03/19/18	64,000,000	63,904,523
		1.15%		03/19/18	5,315,000	5,286,306
		1.18%		03/21/18	21,841,000	21,719,619
		1.18%		03/28/18	28,000,000	27,837,328
		1.13%		04/25/18	4,385,000	4,383,441
FEDERAL HOME LOAN MORTGAGE CORPORATION		1.15%		12/18/17	1,000	997
		1.30%		02/01/18	12,000	11,947
		1.05%		02/26/18	15,000,000	14,993,909
		0.88%		03/07/18	2,393,000	2,389,727
FEDERAL NATIONAL MORTGAGE ASSOCIATION		0.88%		10/26/17	49,310,000	49,306,992
		0.88%		03/28/18	2,804,000	2,800,288
		1.00%		04/30/18	1,000,000	998,768
						5,930,258,628
U.S. Treasury Debt 1.6%
UNITED STATES TREASURY		0.88%		10/15/17	50,000,000	49,997,980
		1.00%		12/15/17	176,500,000	176,502,128
		3.50%		02/15/18	200,000,000	201,731,550
						428,231,658
Total Fixed-Rate Obligations
(Cost $6,358,490,286)						6,358,490,286

Variable-Rate Obligations 19.3% of net assets
U.S. Government Agency Debt 19.3%
FEDERAL HOME LOAN BANKS
(3 mo. USD-LIBOR - 0.08%)		1.22%		10/13/17	100,000,000	100,000,000
(1 mo. USD-LIBOR - 0.15%)		1.09%	10/13/17	12/13/17	258,000,000	258,000,000
(3 mo. USD-LIBOR - 0.03%)		1.27%	10/02/17	01/02/18	52,000,000	52,038,731
(3 mo. USD-LIBOR - 0.28%)		1.03%	10/19/17	01/19/18	97,150,000	97,150,000
(1 mo. USD-LIBOR - 0.17%)		1.07%	10/22/17	01/22/18	476,000,000	476,000,000
(3 mo. USD-LIBOR - 0.28%)		1.04%	10/26/17	01/26/18	145,500,000	145,500,000
(3 mo. USD-LIBOR - 0.38%)		0.93%	11/09/17	02/09/18	241,000,000	241,000,000
(3 mo. USD-LIBOR - 0.15%)		1.16%	11/16/17	02/16/18	97,150,000	97,197,590
(3 mo. USD-LIBOR - 0.16%)		1.16%	11/26/17	02/26/18	289,000,000	289,069,444
(1 mo. USD-LIBOR - 0.15%)		1.09%	10/12/17	03/12/18	315,000,000	315,000,000
(3 mo. USD-LIBOR - 0.22%)		1.10%	12/19/17	03/19/18	121,500,000	121,552,929
(3 mo. USD-LIBOR - 0.31%)		1.02%	12/21/17	03/21/18	146,000,000	146,007,942
(1 mo. USD-LIBOR - 0.09%)		1.15%	10/12/17	04/12/18	50,000,000	50,009,413
(1 mo. USD-LIBOR - 0.15%)		1.09%	10/20/17	04/20/18	285,555,000	285,548,634
(1 mo. USD-LIBOR - 0.15%)		1.09%	10/26/17	04/26/18	48,550,000	48,548,835
(3 mo. USD-LIBOR - 0.35%)		0.96%	11/13/17	05/11/18	97,000,000	96,999,657
(3 mo. USD-LIBOR - 0.35%)		0.97%	11/15/17	05/15/18	193,000,000	193,002,589
(3 mo. USD-LIBOR - 0.04%)		1.28%	12/07/17	06/07/18	97,150,000	97,300,114
(1 mo. USD-LIBOR - 0.14%)		1.10%	10/12/17	06/12/18	150,000,000	150,000,000
(1 mo. USD-LIBOR - 0.14%)		1.09%	10/03/17	07/03/18	97,000,000	97,000,000
(1 mo. USD-LIBOR - 0.15%)		1.09%	10/24/17	07/24/18	97,000,000	97,000,000
(1 mo. USD-LIBOR - 0.15%)		1.09%	10/27/17	07/27/18	144,000,000	144,000,000
(1 mo. USD-LIBOR - 0.12%)		1.12%	10/03/17	10/03/18	100,000,000	100,000,000
2

Schwab Government Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
(3 mo. USD-LIBOR - 0.27%)		1.03%	10/05/17	10/05/18	97,000,000	97,000,000
(1 mo. USD-LIBOR - 0.13%)		1.11%	10/10/17	10/10/18	146,000,000	146,000,000
(1 mo. USD-LIBOR - 0.11%)		1.13%	10/11/17	10/11/18	175,000,000	175,000,000
(1 mo. USD-LIBOR - 0.09%)		1.15%	10/14/17	01/14/19	354,000,000	354,001,571
(3 mo. USD-LIBOR - 0.16%)		1.16%	10/24/17	01/24/19	100,000,000	99,999,015
(1 mo. USD-LIBOR - 0.07%)		1.17%	10/11/17	02/11/19	239,500,000	239,500,000
(1 mo. USD-LIBOR - 0.07%)		1.17%	10/25/17	02/25/19	241,600,000	241,600,000
FEDERAL NATIONAL MORTGAGE ASSOCIATION
(1 mo. USD-LIBOR + 0.01%)		1.24%		10/05/17	150,000,000	149,999,759
Total Variable-Rate Obligations
(Cost $5,201,026,223)						5,201,026,223
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 57.1% of net assets
U.S. Government Agency Repurchase Agreements* 12.0%
BANK OF MONTREAL
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by U.S. Government Agency Securities valued at $24,722,957, 4.88%, due 06/13/18)		1.06%		10/02/17	24,002,120	24,000,000
Issued 07/26/17, repurchase date 10/27/17 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $92,962,713, 2.50% - 4.00%, due 12/01/27 - 05/01/47)		1.10%		10/06/17	90,198,000	90,000,000
BANK OF NOVA SCOTIA
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by U.S. Government Agency Securities valued at $113,310,008, 2.90% - 5.00%, due 07/01/34 - 08/01/47)		1.06%		10/02/17	110,009,717	110,000,000
BARCLAYS BANK PLC
Issued 09/27/17, repurchase date 10/04/17 (Collateralized by U.S. Government Agency Securities valued at $382,205,789, 2.50% - 6.50%, due 12/20/31 - 07/20/47)		1.02%		10/04/17	371,073,582	371,000,000
BARCLAYS CAPITAL INC
Issued 09/28/17, repurchase date 10/05/17 (Collateralized by U.S. Government Agency Securities valued at $208,000,000, 2.50% - 11.00%, due 02/15/21 - 09/20/47)		1.02%		10/05/17	200,039,667	200,000,000
BNP PARIBAS SA
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $251,265,248, 0.75% - 7.00%, due 06/20/18 - 07/20/67)		1.06%		10/02/17	244,021,553	244,000,000
Issued 07/14/17, repurchase date 10/26/17 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $463,294,522, 0.63% - 7.00%, due 11/30/17 - 11/01/46)		1.12%		10/06/17	451,176,000	450,000,000
3

Schwab Government Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
GOLDMAN SACHS & CO LLC
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by U.S. Government Agency Securities valued at $136,680,000, 3.00% - 6.00%, due 09/15/36 - 07/25/47)		1.04%		10/02/17	134,011,613	134,000,000
Issued 09/28/17, repurchase date 10/05/17 (Collateralized by U.S. Government Agency Securities valued at $147,900,000, 1.79% - 6.00%, due 02/01/23 - 07/25/49)		1.02%		10/05/17	145,028,758	145,000,000
JP MORGAN SECURITIES LLC
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by U.S. Government Agency Securities valued at $164,800,000, 2.50% - 4.50%, due 09/01/31 - 07/01/47)		1.07%		10/02/17	160,014,267	160,000,000
Issued 09/28/17, repurchase date 10/05/17 (Collateralized by U.S. Government Agency Securities valued at $154,504,421, 2.50% - 4.50%, due 02/01/27 - 05/01/56)		1.03%		10/05/17	150,030,042	150,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by U.S. Government Agency Securities valued at $97,850,000, 3.50%, due 09/02/47)		1.07%		10/02/17	95,008,471	95,000,000
Issued 09/28/17, repurchase date 10/05/17 (Collateralized by U.S. Government Agency Securities valued at $206,000,000, 3.50% - 4.50%, due 06/01/47 - 09/01/47)		1.02%		10/05/17	200,039,667	200,000,000
MIZUHO SECURITIES USA LLC
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by U.S. Government Agency Securities valued at $267,800,001, 2.00% - 5.50%, due 10/01/21 - 07/01/47)		1.07%		10/02/17	260,023,183	260,000,000
WELLS FARGO SECURITIES LLC
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by U.S. Government Agency Securities valued at $309,947,635, 3.00% - 4.00%, due 09/01/27 - 06/01/47)		1.07%		10/02/17	298,026,572	298,000,000
Issued 09/27/17, repurchase date 10/04/17 (Collateralized by U.S. Government Agency Securities valued at $322,464,174, 0.00% - 8.50%, due 10/25/17 - 01/01/49)		1.03%		10/04/17	310,062,086	310,000,000
						3,241,000,000
U.S. Treasury Repurchase Agreements 45.1%
BANK OF MONTREAL
Issued 09/19/17, repurchase date 10/20/17 (Collateralized by U.S. Treasury Securities valued at $153,137,107, 0.13% - 2.50%, due 01/15/20 - 02/15/42)		1.04%		10/06/17	150,073,667	150,000,000
BANK OF NOVA SCOTIA
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by U.S. Treasury Securities valued at $160,154,020, 0.88% - 3.13%, due 10/15/18 - 02/15/42)		1.05%		10/02/17	157,013,738	157,000,000
4

Schwab Government Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
BARCLAYS BANK PLC
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by U.S. Treasury Securities valued at $200,957,640, 1.75% - 2.25%, due 11/30/21 - 03/31/24)		1.05%		10/02/17	197,017,238	197,000,000
Issued 09/27/17, repurchase date 10/04/17 (Collateralized by U.S. Treasury Securities valued at $1,198,735,457, 0.00% - 5.00%, due 11/09/17 - 11/15/46)		1.01%		10/04/17	1,175,230,757	1,175,000,000
Issued 09/28/17, repurchase date 10/05/17 (Collateralized by U.S. Treasury Securities valued at $1,989,390,621, 0.00% - 4.25%, due 12/21/17 - 05/15/47)		1.01%		10/05/17	1,950,382,958	1,950,000,000
Issued 09/29/17, repurchase date 10/06/17 (Collateralized by U.S. Treasury Securities valued at $357,073,653, 0.00% - 4.38%, due 01/18/18 - 02/15/47)		1.06%		10/06/17	350,072,139	350,000,000
BARCLAYS CAPITAL INC
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by U.S. Treasury Securities valued at $3,659,997, 0.75%, due 10/31/17)		1.05%		10/02/17	3,588,526	3,588,212
BNP PARIBAS SA
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by U.S. Treasury Securities valued at $17,341,534, 1.13%, due 01/31/19)		1.04%		10/02/17	17,001,473	17,000,000
FEDERAL RESERVE BANK OF NEW YORK
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by U.S. Treasury Securities valued at $8,059,671,709, 1.13% - 8.00%, due 11/15/19 - 08/15/41)		1.00%		10/02/17	8,059,671,583	8,059,000,000
JP MORGAN SECURITIES LLC
Issued 09/28/17, repurchase date 10/05/17 (Collateralized by U.S. Treasury Securities valued at $102,002,938, 0.00% - 3.00%, due 01/04/18 - 02/15/45)		1.02%		10/05/17	100,019,833	100,000,000
						12,158,588,212
Total Repurchase Agreements
(Cost $15,399,588,212)						15,399,588,212
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.

LIBOR —	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
5

The Charles Schwab Family of Funds
Schwab U.S. Treasury Money Fund™

Portfolio Holdings as of September 30, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date; the reference rate and spread used is shown parenthetically in the security description, if available, if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 80.8% of net assets
U.S. Treasury Debt 80.8%
UNITED STATES TREASURY		0.91%		10/05/17	350,000,000	349,964,767
		0.94%		10/12/17	270,000,000	269,922,409
		0.95%		10/12/17	44,526,000	44,513,075
		0.96%		10/12/17	450,000,000	449,868,229
		0.97%		10/12/17	963,196,000	962,924,610
		0.98%		10/12/17	1,000,000,000	999,700,327
		0.99%		10/12/17	1,200,000,000	1,199,638,833
		0.88%		10/15/17	794,924,300	794,898,486
		0.97%		10/19/17	1,600,000,000	1,599,227,999
		0.98%		10/19/17	250,000,000	249,878,125
		0.97%		10/26/17	157,071,000	156,965,741
		0.98%		10/26/17	250,000,000	249,831,510
		0.99%		10/26/17	1,000,000,000	999,325,000
		0.75%		10/31/17	1,499,000,000	1,498,727,134
		1.88%		10/31/17	250,000,000	250,199,138
		0.97%		11/02/17	43,040,000	43,003,081
		1.06%		11/09/17	98,378,000	98,265,021
		0.88%		11/15/17	210,000,000	209,958,865
		4.25%		11/15/17	30,000,000	30,117,665
		0.63%		11/30/17	668,000,000	667,714,292
		0.88%		11/30/17	368,000,000	367,904,817
		2.25%		11/30/17	40,000,000	40,078,582
		0.75%		12/31/17	266,000,000	265,766,499
		2.75%		12/31/17	550,000,000	552,523,231
		3.50%		02/15/18	284,000,000	286,457,859
		2.75%		02/28/18	125,000,000	125,804,401
		0.88%		03/31/18	60,000,000	59,914,499
		0.63%		04/30/18	20,000,000	19,934,787
6

Schwab U.S. Treasury Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		0.75%		04/30/18	127,000,000	126,680,952
		1.00%		05/15/18	25,000,000	24,970,441
Total Fixed-Rate Obligations
(Cost $12,994,680,375)						12,994,680,375

Variable-Rate Obligations 10.5% of net assets
U.S. Treasury Debt 10.5%
UNITED STATES TREASURY
(3 mo. Treasury Money Market Yield + 0.17%)		1.22%	10/02/17	10/31/17	365,000,000	365,059,915
(3 mo. Treasury Money Market Yield + 0.27%)		1.32%		01/31/18	149,000,000	149,138,485
(3 mo. Treasury Money Market Yield + 0.19%)		1.24%		04/30/18	73,500,000	73,588,284
(3 mo. Treasury Money Market Yield + 0.17%)		1.23%		07/31/18	400,000,000	400,701,144
(3 mo. Treasury Money Market Yield + 0.17%)		1.22%		10/31/18	535,000,000	536,119,264
(3 mo. Treasury Money Market Yield + 0.14%)		1.19%		01/31/19	166,000,000	166,309,833
Total Variable-Rate Obligations
(Cost $1,690,916,925)						1,690,916,925
7

The Charles Schwab Family of Funds
Schwab Treasury Obligations Money Fund™

Portfolio Holdings as of September 30, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date; the reference rate and spread used is shown parenthetically in the security description, if available, if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 23.4% of net assets
U.S. Treasury Debt 23.4%
UNITED STATES TREASURY		0.94%		10/12/17	20,000,000	19,994,255
		0.88%		10/15/17	30,000,000	29,998,788
		0.75%		10/31/17	105,000,000	104,974,420
		0.88%		11/15/17	25,000,000	24,992,620
		0.63%		11/30/17	25,000,000	24,979,320
		2.25%		11/30/17	60,000,000	60,116,215
		1.00%		12/15/17	20,000,000	20,000,241
		0.75%		12/31/17	84,000,000	83,920,332
		1.14%		01/04/18	22,000,000	21,934,107
		1.13%		01/25/18	25,000,000	24,909,294
		2.63%		01/31/18	7,000,000	7,033,637
		1.12%		02/08/18	35,000,000	34,859,013
		1.14%		02/08/18	25,000,000	24,897,309
		1.13%		02/15/18	40,000,000	39,828,750
		3.50%		02/15/18	105,000,000	105,906,240
		1.11%		02/22/18	20,000,000	19,911,600
		0.88%		03/31/18	40,000,000	39,942,999
		0.63%		04/30/18	5,000,000	4,983,697
		0.75%		04/30/18	23,000,000	22,942,220
		1.00%		05/15/18	50,000,000	49,940,881
Total Fixed-Rate Obligations
(Cost $766,065,938)						766,065,938

Variable-Rate Obligations 8.2% of net assets
U.S. Treasury Debt 8.2%
UNITED STATES TREASURY
(3 mo. Treasury Money Market Yield + 0.27%)		1.32%		01/31/18	45,000,000	45,032,806
(3 mo. Treasury Money Market Yield + 0.19%)		1.24%	10/02/17	04/30/18	40,000,000	40,036,180
(3 mo. Treasury Money Market Yield + 0.17%)		1.23%	10/02/17	07/31/18	65,000,000	65,059,313
8

Schwab Treasury Obligations Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
(3 mo. Treasury Money Market Yield + 0.17%)		1.22%		10/31/18	90,000,000	90,170,038
(3 mo. Treasury Money Market Yield + 0.14%)		1.19%		01/31/19	30,000,000	30,056,086
Total Variable-Rate Obligations
(Cost $270,354,423)						270,354,423
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 62.7% of net assets
U.S. Treasury Repurchase Agreements 62.7%
BANK OF MONTREAL
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by U.S. Treasury Securities valued at $204,017,916, 1.00% - 2.75%, due 10/15/19 - 08/15/47)		1.05%		10/02/17	200,017,500	200,000,000
Issued 09/19/17, repurchase date 10/06/17 (Collateralized by U.S. Treasury Securities valued at $102,091,429, 0.13% - 2.75%, due 04/15/18 - 08/15/47)		1.04%		10/06/17	100,049,111	100,000,000
BANK OF NOVA SCOTIA
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by U.S. Treasury Securities valued at $163,214,303, 0.13% - 6.13%, due 12/15/17 - 08/15/45)		1.05%		10/02/17	160,014,000	160,000,000
BARCLAYS BANK PLC
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by U.S. Treasury Securities valued at $7,140,656, 0.75% - 2.75%, due 08/15/19 - 03/31/24)		1.05%		10/02/17	7,000,613	7,000,000
Issued 09/27/17, repurchase date 10/04/17 (Collateralized by U.S. Treasury Securities valued at $76,515,024, 0.00% - 3.63%, due 11/09/17 - 08/15/45)		1.01%		10/04/17	75,014,729	75,000,000
Issued 09/28/17, repurchase date 10/05/17 (Collateralized by U.S. Treasury Securities valued at $255,050,079, 0.75% - 4.50%, due 03/31/18 - 08/15/46)		1.01%		10/05/17	250,049,097	250,000,000
Issued 09/29/17, repurchase date 10/06/17 (Collateralized by U.S. Treasury Securities valued at $153,031,535, 0.00% - 4.75%, due 10/19/17 - 02/15/46)		1.06%		10/06/17	150,030,917	150,000,000
BARCLAYS CAPITAL INC
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by U.S. Treasury Securities valued at $27,147,583, 0.00% - 2.00%, due 02/08/18 - 09/30/20)		1.05%		10/02/17	26,617,564	26,615,235
BNP PARIBAS SA
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by U.S. Treasury Securities valued at $491,682,610, 0.13% - 4.38%, due 12/31/20 - 08/15/45)		1.04%		10/02/17	482,041,773	482,000,000
JP MORGAN SECURITIES LLC
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by U.S. Treasury Securities valued at $204,000,040, 0.00% - 2.75%, due 01/11/18 - 02/15/24)		1.05%		10/02/17	200,017,500	200,000,000
Issued 09/28/17, repurchase date 10/05/17 (Collateralized by U.S. Treasury Securities valued at $153,004,381, 0.00% - 3.00%, due 01/04/18 - 02/15/45)		1.02%		10/05/17	150,029,750	150,000,000
9

Schwab Treasury Obligations Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
WELLS FARGO SECURITIES LLC
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by U.S. Treasury Securities valued at $255,022,316, 2.25% - 2.50%, due 02/15/45 - 08/15/46)		1.05%		10/02/17	250,021,875	250,000,000
Total Repurchase Agreements
(Cost $2,050,615,235)						2,050,615,235
10

The Charles Schwab Family of Funds
Schwab Value Advantage Money Fund®

Portfolio Holdings as of September 30, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date; the reference rate and spread used is shown parenthetically in the security description, if available, if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 61.6% of net assets
Asset-Backed Commercial Paper 18.4%
ALPINE SECURITIZATION LTD	a,b	1.35%		10/24/17	27,000,000	26,976,713
	a,b	1.34%		10/26/17	45,000,000	44,958,125
	a,b	1.31%		11/01/17	29,000,000	28,967,286
	a,b	1.32%		11/01/17	1,000,000	998,863
	a,b	1.43%		01/31/18	8,000,000	7,961,502
ATLANTIC ASSET SECURITIZATION LLC	a,b	1.05%		10/02/17	56,000,000	55,998,367
	a,b	1.14%		10/04/17	1,000,000	999,905
	a,b	1.27%		11/27/17	44,000,000	43,911,523
	a,b	1.32%		12/07/17	91,000,000	90,776,443
	a,b	1.32%		12/11/17	11,000,000	10,971,363
BARTON CAPITAL SA	a,b	1.33%		10/12/17	6,000,000	5,997,562
	a,b	1.32%		11/10/17	49,000,000	48,928,133
	a,b	1.32%		11/27/17	46,000,000	45,903,860
	a,b	1.32%		12/06/17	114,500,000	114,222,910
BEDFORD ROW FUNDING CORP	a,b	1.25%		10/10/17	14,000,000	13,995,660
	a,b	1.35%		11/13/17	19,000,000	18,969,590
	a,b	1.37%		01/08/18	25,000,000	24,906,500
	a,b	1.41%		01/22/18	18,000,000	17,920,900
	a,b	1.41%		01/24/18	21,000,000	20,906,083
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	1.25%		10/13/17	35,000,000	34,985,417
	a,b	1.24%		10/26/17	26,000,000	25,977,611
CAFCO LLC	a,b	1.30%		10/10/17	23,000,000	22,992,525
	a,b	1.30%		11/28/17	20,000,000	19,958,111
	a,b	1.30%		12/04/17	9,000,000	8,979,200
	a,b	1.30%		12/07/17	19,000,000	18,954,031
	a,b	1.33%		12/14/17	51,000,000	50,861,620
	a,b	1.30%		12/27/17	98,000,000	97,692,117
11

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
CANCARA ASSET SECURITISATION LLC	a,b	1.30%		10/02/17	31,000,000	30,998,881
	a,b	1.30%		10/16/17	30,000,000	29,983,750
	a,b	1.24%		10/23/17	4,000,000	3,996,969
	a,b	1.30%		11/28/17	115,000,000	114,759,139
	a,b	1.32%		11/29/17	24,000,000	23,948,080
	a,b	1.32%		12/06/17	26,000,000	25,937,080
CHARTA LLC	a,b	1.25%		11/06/17	50,000,000	49,937,500
	a,b	1.25%		11/21/17	44,000,000	43,922,083
	a,b	1.30%		12/01/17	20,000,000	19,955,945
	a,b	1.30%		12/15/17	35,000,000	34,905,208
	a,b	1.43%		03/01/18	40,000,000	39,761,756
	a,b	1.41%		03/05/18	8,000,000	7,951,778
	a,b	1.41%		03/09/18	17,000,000	16,894,883
COLLATERALIZED COMMERCIAL PAPER CO LLC	a	1.32%		10/26/17	78,000,000	77,929,042
	a	1.44%		01/24/18	64,000,000	63,707,645
	a	1.44%		02/01/18	20,000,000	19,902,283
	a	1.45%		03/05/18	6,000,000	5,962,800
COLLATERALIZED COMMERCIAL PAPER II CO LLC	a,b	1.32%		10/23/17	14,000,000	13,988,792
	a,b	1.44%		12/21/17	62,000,000	61,800,515
	a,b	1.45%		01/11/18	2,000,000	1,991,840
	a,b	1.46%		03/01/18	49,000,000	48,701,985
	a,b	1.50%		03/20/18	35,000,000	34,753,736
	a,b	1.51%		03/28/18	67,000,000	66,503,083
CRC FUNDING LLC	a,b	1.25%		11/22/17	12,000,000	11,978,333
	a,b	1.31%		12/01/17	75,000,000	74,833,521
	a,b	1.33%		12/04/17	23,000,000	22,946,027
	a,b	1.39%		12/18/17	4,000,000	3,988,040
	a,b	1.30%		12/28/17	23,000,000	22,925,250
	a,b	1.33%		01/05/18	45,000,000	44,841,600
	a,b	1.41%		01/23/18	50,000,000	49,778,333
CROWN POINT CAPITAL COMPANY LLC	a,b	1.20%		10/05/17	9,000,000	8,998,800
	a,b	1.31%		10/31/17	4,000,000	3,995,633
	a,b	1.28%		11/01/17	6,000,000	5,993,387
	a,b	1.31%		11/01/17	63,000,000	62,928,933
	a,b	1.36%		11/06/17	14,000,000	13,981,100
	a,b	1.36%		11/14/17	75,000,000	74,876,250
GOTHAM FUNDING CORP	a,b	1.12%		10/04/17	80,000,000	79,992,533
	a,b	1.47%		01/08/18	28,000,000	27,887,580
KELLS FUNDING LLC	a,b	1.30%		10/20/17	38,000,000	37,978,045
	a,b	1.30%		10/31/17	11,000,000	10,990,070
	a,b	1.30%		11/02/17	65,000,000	64,931,931
	a,b	1.30%		11/03/17	66,000,000	65,928,500
	a,b	1.31%		11/10/17	38,000,000	37,948,837
	a,b	1.32%		11/15/17	87,000,000	86,872,400
	a,b	1.30%		12/13/17	57,000,000	56,860,033
	a,b	1.33%		12/15/17	77,000,000	76,795,180
	a,b	1.35%		01/17/18	24,000,000	23,908,880
	a,b	1.41%		03/06/18	14,000,000	13,917,789
12

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
LMA AMERICAS LLC	a,b	1.05%		10/02/17	21,000,000	20,999,388
	a,b	1.35%		10/02/17	1,000,000	999,963
	a,b	1.33%		10/23/17	2,000,000	1,998,374
	a,b	1.33%		11/07/17	4,200,000	4,194,259
	a,b	1.32%		12/05/17	26,000,000	25,938,033
	a,b	1.32%		12/07/17	92,000,000	91,773,987
MANHATTAN ASSET FUNDING COMPANY LLC	a,b	1.26%		10/31/17	12,000,000	11,986,560
	a,b	1.28%		11/01/17	4,000,000	3,995,591
	a,b	1.36%		01/03/18	108,000,000	107,619,300
METLIFE SHORT TERM FUNDING LLC	a,b	1.31%		10/24/17	10,000,000	9,991,631
	a,b	1.31%		10/27/17	71,000,000	70,932,826
	a,b	1.41%		02/26/18	23,000,000	22,867,622
NIEUW AMSTERDAM RECEIVABLES CORP	a,b	1.24%		10/24/17	11,500,000	11,490,889
	a,b	1.32%		11/02/17	38,000,000	37,955,413
	a,b	1.32%		11/08/17	23,000,000	22,967,953
	a,b	1.32%		11/10/17	49,000,000	48,928,133
	a,b	1.33%		12/07/17	47,000,000	46,883,662
	a,b	1.32%		12/08/17	50,000,000	49,875,333
OLD LINE FUNDING LLC	a,b	1.30%		12/06/17	27,500,000	27,434,458
	a,b	1.30%		12/07/17	20,000,000	19,951,611
	a,b	1.35%		01/09/18	1,000,000	996,278
	a,b	1.41%		01/22/18	16,000,000	15,929,689
	a,b	1.41%		03/01/18	66,000,000	65,612,433
RIDGEFIELD FUNDING COMPANY LLC	a,b	1.33%		10/03/17	2,000,000	1,999,852
	a,b	1.36%		11/03/17	16,500,000	16,479,581
	a,b	1.33%		11/07/17	2,000,000	1,997,266
	a,b	1.35%		11/14/17	5,000,000	4,991,750
	a,b	1.36%		11/15/17	9,000,000	8,984,813
	a,b	1.35%		12/04/17	10,000,000	9,976,000
	a,b	1.35%		12/08/17	21,000,000	20,946,450
	a,b	1.35%		12/20/17	49,000,000	48,853,000
	a,b	1.39%		01/03/18	102,000,000	101,632,460
SHEFFIELD RECEIVABLES COMPANY LLC	a,b	1.36%		10/11/17	2,000,000	1,999,244
	a,b	1.35%		10/30/17	26,000,000	25,971,725
	a,b	1.38%		11/08/17	21,000,000	20,969,632
	a,b	1.38%		11/09/17	1,000,000	998,516
	a,b	1.37%		01/03/18	270,500,000	269,539,424
STARBIRD FUNDING CORP	a,b	1.32%		11/01/17	1,000,000	998,863
THUNDER BAY FUNDING LLC	a,b	1.30%		11/21/17	29,000,000	28,946,592
VERSAILLES COMMERCIAL PAPER LLC	a,b	1.32%		10/02/17	3,500,000	3,499,872
	a,b	1.31%		11/10/17	25,000,000	24,963,611
	a,b	1.32%		12/01/17	40,000,000	39,910,533
	a,b	1.33%		12/05/17	41,000,000	40,901,543
13

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
VICTORY RECEIVABLES CORP	a,b	1.36%		10/23/17	63,000,000	62,948,025
	a,b	1.33%		11/14/17	19,332,000	19,300,575
	a,b	1.34%		12/26/17	28,000,000	27,910,369
	a,b	1.47%		01/08/18	50,000,000	49,799,250
	a,b	1.47%		01/17/18	2,000,000	1,991,240
						4,286,777,250
Financial Company Commercial Paper 7.2%
ANZ NEW ZEALAND INTL LTD (LONDON BRANCH)	a,b	1.30%		11/15/17	50,000,000	49,918,750
AUSTRALIA & NEW ZEALAND BANKING GROUP LTD	b	1.21%		10/30/17	50,000,000	49,951,667
BPCE SA	b	1.41%		11/03/17	4,000,000	3,994,867
	b	1.40%		11/08/17	107,000,000	106,843,007
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK (NEW YORK BRANCH)		1.07%		10/02/17	54,000,000	53,998,395
DBS BANK LTD	b	1.30%		11/10/17	50,000,000	49,927,778
DNB BANK ASA	b	1.14%		10/03/17	170,000,000	169,989,233
ERSTE ABWICKLUNGSANSTALT	b	1.27%		11/28/17	139,000,000	138,715,591
ING US FUNDING LLC	a	1.39%		12/18/17	95,000,000	94,715,950
	a	1.42%		02/05/18	35,000,000	34,825,904
	a	1.41%		02/06/18	5,000,000	4,975,111
JP MORGAN SECURITIES LLC		1.42%		12/18/17	9,000,000	8,972,505
	b	1.44%		01/19/18	28,000,000	27,877,656
		1.45%		02/05/18	9,000,000	8,954,280
		1.46%		02/20/18	31,000,000	30,822,697
MACQUARIE BANK LTD	b	1.32%		10/27/17	47,000,000	46,955,193
	b	1.33%		11/03/17	3,500,000	3,495,733
	b	1.36%		12/11/17	17,000,000	16,954,402
	b	1.35%		12/13/17	44,000,000	43,879,550
NATIONWIDE BUILDING SOCIETY	b	1.37%		01/09/18	93,000,000	92,648,667
NORDEA BANK AB	b	1.21%		10/27/17	15,000,000	14,987,000
NRW BANK	b	1.26%		10/02/17	33,000,000	32,998,850
	b	1.26%		10/10/17	234,000,000	233,926,582
	b	1.28%		11/29/17	24,000,000	23,949,850
	b	1.31%		12/01/17	9,000,000	8,980,022
OVERSEA-CHINESE BANKING CORPORATION LTD	b	1.34%		10/12/17	29,000,000	28,988,215
	b	1.32%		10/25/17	25,000,000	24,978,000
UBS AG (LONDON BRANCH)	b	1.41%		12/21/17	103,000,000	102,675,550
	b	1.41%		02/14/18	117,000,000	116,381,200
UNITED OVERSEAS BANK LTD	b	1.31%		10/02/17	5,000,000	4,999,818
	b	1.30%		11/28/17	37,000,000	36,922,505
	b	1.30%		12/01/17	4,000,000	3,991,189
	b	1.40%		02/14/18	15,500,000	15,418,608
						1,687,614,325
14

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Certificates of Deposit 22.1%
ABBEY NATIONAL TREASURY SERVICES PLC CO (STAMFORD BRANCH)	a	1.17%		10/02/17	143,000,000	143,000,000
	a	1.31%		11/14/17	2,000,000	2,000,000
	a	1.31%		11/22/17	41,500,000	41,500,000
	a	1.32%		11/22/17	2,500,000	2,500,000
	a	1.30%		11/27/17	40,000,000	40,000,000
BANK OF MONTREAL (CHICAGO BRANCH)		1.30%		10/02/17	100,000,000	100,000,000
		1.30%		11/02/17	34,000,000	34,000,000
		1.30%		11/07/17	3,000,000	3,000,000
		1.31%		12/05/17	68,000,000	68,000,000
		1.30%		12/11/17	11,000,000	11,000,000
		1.37%		01/22/18	47,500,000	47,500,000
BANK OF NOVA SCOTIA (HOUSTON BRANCH)		1.42%		03/19/18	54,000,000	54,000,000
BANK OF THE WEST		1.33%		10/30/17	50,000,000	50,000,000
		1.35%		12/11/17	57,000,000	57,000,000
BANK OF TOKYO-MITSUBISHI UFJ LTD (NEW YORK BRANCH)		1.41%		10/02/17	27,000,000	27,000,004
		1.36%		10/18/17	18,000,000	18,000,000
		1.38%		10/24/17	9,000,000	9,000,000
		1.38%		11/02/17	26,000,000	26,000,000
		1.36%		11/22/17	57,000,000	57,000,000
		1.39%		12/15/17	58,000,000	58,000,000
		1.40%		12/15/17	16,000,000	16,000,000
		1.65%		01/17/18	31,000,000	31,019,224
		1.40%		01/18/18	45,000,000	45,000,000
		1.40%		01/19/18	35,000,000	35,000,000
		1.40%		01/25/18	5,000,000	5,000,000
		1.42%		02/20/18	54,000,000	54,000,000
		1.45%		03/06/18	92,000,000	92,000,000
		1.45%		03/08/18	39,000,000	39,000,000
BARCLAYS BANK PLC (NEW YORK BRANCH)		1.21%		10/04/17	195,000,000	195,000,000
		1.21%		10/05/17	5,000,000	5,000,000
		1.35%		10/05/17	34,000,000	34,000,000
		1.37%		10/24/17	8,000,000	8,000,000
		1.37%		10/25/17	2,000,000	2,000,000
		1.60%		02/22/18	46,000,000	46,000,000
BNP PARIBAS FORTIS SA/NV (NEW YORK BRANCH)		1.14%		10/03/17	56,000,000	56,000,000
		1.14%		10/04/17	33,000,000	33,000,000
		1.32%		11/01/17	51,000,000	51,000,000
		1.33%		12/13/17	27,000,000	27,000,000
CITIBANK NA (NEW YORK BRANCH)		1.24%		10/02/17	36,000,000	36,000,000
		1.24%		10/05/17	52,000,000	52,000,000
		1.24%		10/06/17	2,000,000	2,000,000
		1.42%		12/14/17	65,000,000	65,000,000
		1.38%		12/20/17	10,000,000	10,000,000
		1.40%		12/20/17	52,000,000	52,000,000
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)		1.35%		11/27/17	22,000,000	22,000,000
		1.37%		12/21/17	2,000,000	2,000,000
15

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK (NEW YORK BRANCH)		1.16%		10/03/17	67,000,000	67,000,000
CREDIT SUISSE AG (NEW YORK BRANCH)		1.46%		02/09/18	189,000,000	189,000,000
		1.44%		03/01/18	8,000,000	8,000,000
		1.49%		03/22/18	22,000,000	22,000,000
DANSKE BANK A/S (LONDON BRANCH)		1.34%		10/30/17	53,000,000	53,000,213
		1.34%		11/08/17	6,000,000	6,000,032
		1.34%		11/20/17	15,000,000	15,000,104
		1.34%		12/08/17	85,000,000	85,000,800
		1.34%		12/22/17	70,500,000	70,500,800
DEUTSCHE BANK AG (NEW YORK BRANCH)		1.25%		10/06/17	232,000,000	232,000,000
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTSBANK (NEW YORK BRANCH)		1.11%		10/05/17	212,000,000	212,000,000
		1.31%		11/22/17	18,000,000	18,000,000
HSBC BANK USA NA		1.37%		03/01/18	64,000,000	64,000,000
LANDESBANK BADEN-WURTTEMBERG (NEW YORK BRANCH)		1.26%		10/02/17	13,000,000	13,000,000
		1.25%		10/05/17	5,000,000	5,000,000
		1.25%		10/16/17	34,000,000	34,000,000
		1.25%		10/31/17	65,000,000	65,000,000
		1.25%		11/03/17	111,000,000	111,000,000
LANDESBANK HESSEN THUERINGEN GIROZENTRALE (NEW YORK BRANCH)		1.14%		10/05/17	36,000,000	35,999,980
LLOYDS BANK PLC (NEW YORK BRANCH)		1.45%		03/20/18	123,000,000	123,000,000
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)		1.42%		10/13/17	31,000,000	31,000,000
		1.53%		11/08/17	6,000,000	6,001,157
		1.38%		12/12/17	15,000,000	15,000,000
		1.40%		12/27/17	8,000,000	8,000,000
		1.41%		01/29/18	3,000,000	3,000,000
		1.46%		03/12/18	74,000,000	74,000,000
		1.46%		03/19/18	28,000,000	28,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)		1.10%		10/04/17	15,000,000	15,000,000
		1.35%		10/18/17	31,000,000	31,000,000
		1.40%		01/03/18	12,000,000	12,000,000
		1.42%		02/20/18	58,000,000	58,000,000
NATIXIS (NEW YORK BRANCH)		1.33%		10/31/17	84,000,000	84,000,000
		1.35%		11/01/17	46,000,000	46,000,000
NORDEA BANK AB (NEW YORK BRANCH)		1.20%		10/23/17	100,000,000	99,999,696
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)		1.14%		10/04/17	10,000,000	9,999,996
		1.14%		10/05/17	5,000,000	4,999,997
		1.33%		10/19/17	34,000,000	34,000,000
		1.31%		11/01/17	53,000,000	53,000,000
		1.28%		11/08/17	19,000,000	19,000,000
		1.32%		11/14/17	26,000,000	26,000,000
		1.32%		12/06/17	85,000,000	85,000,000
SOCIETE GENERALE (NEW YORK BRANCH)		1.32%		10/31/17	62,500,000	62,500,000
		1.34%		10/31/17	6,000,000	6,000,000
16

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		1.37%		12/19/17	3,000,000	3,000,000
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)		1.15%		10/04/17	9,000,000	9,000,000
		1.19%		10/05/17	28,000,000	28,000,000
		1.32%		10/16/17	83,000,000	83,000,000
		1.32%		10/20/17	46,000,000	46,000,000
		1.31%		11/02/17	21,000,000	21,000,000
		1.31%		11/07/17	139,000,000	139,000,000
		1.30%		11/08/17	26,000,000	26,000,000
		1.32%		12/13/17	19,000,000	19,000,000
		1.30%		12/20/17	24,000,000	24,000,000
		1.32%		12/28/17	67,000,000	67,000,000
SWEDBANK AB (NEW YORK BRANCH)		1.14%		10/05/17	46,000,000	46,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)		1.30%		11/01/17	53,000,000	53,000,000
		1.30%		12/08/17	24,500,000	24,500,000
		1.40%		02/14/18	136,000,000	136,000,000
		1.41%		02/21/18	57,000,000	57,001,123
		1.41%		03/01/18	20,000,000	20,000,000
WELLS FARGO BANK NA		1.23%		11/01/17	29,000,000	29,000,000
		1.41%		02/02/18	82,000,000	82,000,000
		1.40%		02/07/18	142,000,000	142,000,000
						5,158,023,126
Non-Financial Company Commercial Paper 0.7%
DANAHER CORPORATION	b	1.05%		10/02/17	13,000,000	12,998,862
GENERAL ELECTRIC CO		1.08%		10/02/17	115,000,000	114,996,550
TOYOTA MOTOR CREDIT CORP		1.39%		01/11/18	35,000,000	34,863,150
		1.40%		03/08/18	6,000,000	5,963,397
						168,821,959
Non-Negotiable Time Deposits 12.5%
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (CAYMAN ISLANDS BRANCH)		1.11%		10/05/17	70,000,000	70,000,000
		1.11%		10/05/17	155,000,000	155,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		1.15%		10/02/17	278,000,000	278,000,000
DNB BANK ASA (GRAND CAYMAN BRANCH)		1.13%		10/06/17	293,000,000	293,000,000
NATIONAL AUSTRALIA BANK LTD (CAYMAN ISLANDS BRANCH)		1.05%		10/02/17	579,000,000	579,000,000
NATIONAL BANK OF CANADA (MONTREAL BRANCH)		1.12%		10/05/17	69,000,000	69,000,000
		1.12%		10/06/17	52,000,000	52,000,000
NATIXIS (NEW YORK BRANCH)		1.08%		10/02/17	36,000,000	36,000,000
NORDEA BANK AB (NEW YORK BRANCH)		1.05%		10/02/17	134,000,000	134,000,000
NORTHERN TRUST CO (CAYMAN ISLANDS BRANCH)		1.02%		10/02/17	289,000,000	289,000,000
ROYAL BANK OF CANADA (TORONTO BRANCH)		1.15%		10/03/17	27,000,000	27,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (GRAND CAYMAN BRANCH)		1.13%		10/06/17	401,000,000	401,000,000
17

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
SVENSKA HANDELSBANKEN AB (CAYMAN ISLANDS BRANCH)		1.05%		10/02/17	287,000,000	287,000,000
		1.10%		10/04/17	148,000,000	148,000,000
TORONTO DOMINION BANK (GRAND CAYMAN BRANCH)		1.12%		10/06/17	109,000,000	109,000,000
						2,927,000,000
Other Instruments 0.7%
BANK OF AMERICA NA		1.29%		10/23/17	37,000,000	37,000,000
		1.40%		01/22/18	123,000,000	123,000,000
		1.40%		02/16/18	9,000,000	9,000,000
		1.40%		02/20/18	4,000,000	4,000,000
						173,000,000
Total Fixed-Rate Obligations
(Cost $14,401,236,660)						14,401,236,660

Variable-Rate Obligations 22.2% of net assets
Asset-Backed Commercial Paper 0.7%
COLLATERALIZED COMMERCIAL PAPER II CO LLC
(1 mo. USD-LIBOR + 0.13%)	a,b	1.36%	10/02/17	11/02/17	2,000,000	2,000,000
OLD LINE FUNDING LLC
(1 mo. USD-LIBOR + 0.11%)	a,b	1.35%	10/10/17	11/10/17	10,000,000	10,000,000
(1 mo. USD-LIBOR + 0.11%)	a,b	1.35%	10/12/17	03/12/18	59,000,000	59,000,000
(1 mo. USD-LIBOR + 0.13%)	a,b	1.37%		03/27/18	45,000,000	45,000,000
THUNDER BAY FUNDING LLC
(1 mo. USD-LIBOR + 0.18%)	a,b	1.41%		10/02/17	48,000,000	48,000,000
						164,000,000
Financial Company Commercial Paper 3.3%
BANK OF NOVA SCOTIA
(1 mo. USD-LIBOR + 0.45%)	b	1.69%	10/13/17	02/13/18	24,000,000	24,000,000
CANADIAN IMPERIAL BANK OF COMMERCE
(1 mo. USD-LIBOR + 0.17%)	b	1.41%	10/26/17	04/26/18	72,000,000	72,000,000
HSBC USA INC
(1 mo. USD-LIBOR + 0.18%)	b	1.41%		10/05/17	21,000,000	21,000,000
(1 mo. USD-LIBOR + 0.13%)	b	1.36%	10/03/17	11/03/17	99,000,000	99,000,000
(1 mo. USD-LIBOR + 0.10%)	b	1.34%	10/24/17	01/24/18	25,000,000	25,000,000
ING US FUNDING LLC
(1 mo. USD-LIBOR + 0.14%)	a	1.38%	10/12/17	12/12/17	18,000,000	18,000,000
(1 mo. USD-LIBOR + 0.12%)	a	1.35%	10/10/17	02/08/18	93,000,000	93,000,000
JP MORGAN SECURITIES LLC
(1 mo. USD-LIBOR + 0.10%)	b	1.33%	10/06/17	11/06/17	78,000,000	78,000,000
UBS AG (LONDON BRANCH)
(1 mo. USD-LIBOR + 0.14%)	b	1.37%	10/09/17	02/08/18	69,000,000	69,000,000
(1 mo. USD-LIBOR + 0.15%)	b	1.38%	10/02/17	03/01/18	68,000,000	68,000,000
(1 mo. USD-LIBOR + 0.14%)	b	1.38%	10/23/17	03/21/18	44,000,000	44,000,000
18

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
UNITED OVERSEAS BANK LTD
(3 mo. USD-LIBOR + 0.05%)	b	1.35%		10/06/17	64,000,000	64,000,000
WESTPAC BANKING CORP
(1 mo. USD-LIBOR + 0.14%)	b	1.38%	10/30/17	05/29/18	101,000,000	101,000,000
						776,000,000
Certificates of Deposit 14.4%
BANK OF MONTREAL (CHICAGO BRANCH)
(1 mo. USD-LIBOR + 0.13%)		1.36%	10/10/17	03/08/18	70,500,000	70,500,000
BANK OF NOVA SCOTIA (HOUSTON BRANCH)
(1 mo. USD-LIBOR + 0.15%)		1.39%	10/20/17	03/20/18	100,000,000	100,000,000
(1 mo. USD-LIBOR + 0.15%)		1.38%	10/30/17	03/28/18	10,000,000	10,000,000
(1 mo. USD-LIBOR + 0.18%)		1.41%	10/18/17	05/18/18	143,000,000	143,000,000
BANK OF NOVA SCOTIA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.50%)		1.73%		10/02/17	10,000,000	10,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.13%)		1.37%	10/20/17	03/20/18	39,500,000	39,500,000
(1 mo. USD-LIBOR + 0.16%)		1.39%	10/03/17	04/03/18	44,000,000	44,000,000
(1 mo. USD-LIBOR + 0.17%)		1.40%	10/17/17	04/17/18	6,000,000	6,000,000
(1 mo. USD-LIBOR + 0.17%)		1.41%	10/20/17	04/20/18	62,000,000	62,000,000
CHASE BANK USA NA
(3 mo. USD-LIBOR + 0.22%)		1.52%		10/06/17	93,000,000	93,000,000
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)
(1 mo. USD-LIBOR + 0.22%)		1.46%	10/24/17	04/24/18	62,000,000	62,000,000
(1 mo. USD-LIBOR + 0.14%)		1.38%	10/16/17	06/14/18	80,000,000	80,000,000
COMMONWEALTH BANK OF AUSTRALIA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.15%)		1.39%	10/30/17	06/29/18	52,000,000	52,000,000
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.10%)		1.33%	10/16/17	03/15/18	196,000,000	196,000,000
ING BANK NV (AMSTERDAM BRANCH)
(1 mo. USD-LIBOR + 0.12%)		1.36%	10/10/17	02/12/18	40,000,000	40,000,000
LLOYDS BANK PLC (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.12%)		1.35%	10/03/17	02/05/18	21,000,000	21,000,000
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.17%)		1.40%	10/17/17	11/17/17	62,000,000	62,000,000
(1 mo. USD-LIBOR + 0.17%)		1.41%	10/10/17	12/11/17	52,000,000	52,000,000
(1 mo. USD-LIBOR + 0.19%)		1.43%	10/23/17	01/23/18	20,000,000	20,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.25%)		1.48%	10/03/17	11/03/17	5,000,000	5,000,000
(1 mo. USD-LIBOR + 0.24%)		1.47%	10/06/17	11/06/17	10,000,000	10,000,000
(1 mo. USD-LIBOR + 0.16%)		1.39%	10/05/17	12/05/17	24,000,000	24,000,000
(1 mo. USD-LIBOR + 0.19%)		1.43%	10/19/17	01/19/18	31,000,000	31,000,000
(1 mo. USD-LIBOR + 0.19%)		1.43%	10/24/17	01/24/18	5,000,000	5,000,000
(1 mo. USD-LIBOR + 0.20%)		1.44%	10/12/17	02/12/18	41,000,000	41,000,194
(1 mo. USD-LIBOR + 0.18%)		1.42%	10/02/17	03/01/18	68,000,000	68,000,000
NATIONAL BANK OF CANADA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.12%)		1.37%	10/23/17	03/22/18	110,000,000	110,000,000
19

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
ROYAL BANK OF CANADA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.11%)		1.35%	10/10/17	02/09/18	49,000,000	49,000,000
(1 mo. USD-LIBOR + 0.24%)		1.48%	10/19/17	04/19/18	36,000,000	36,000,000
(1 mo. USD-LIBOR + 0.18%)		1.42%	10/25/17	05/25/18	171,000,000	171,000,000
(1 mo. USD-LIBOR + 0.20%)		1.43%	10/30/17	06/28/18	180,000,000	180,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.27%)		1.50%		10/06/17	8,000,000	8,000,199
(1 mo. USD-LIBOR + 0.22%)		1.45%	10/03/17	11/03/17	55,000,000	55,000,000
(1 mo. USD-LIBOR + 0.19%)		1.43%	10/23/17	01/22/18	179,000,000	179,000,000
(1 mo. USD-LIBOR + 0.16%)		1.40%	10/30/17	01/29/18	7,000,000	7,000,000
(1 mo. USD-LIBOR + 0.16%)		1.40%	10/02/17	02/01/18	22,000,000	22,000,000
(1 mo. USD-LIBOR + 0.18%)		1.41%	10/06/17	03/06/18	52,000,000	52,000,000
(1 mo. USD-LIBOR + 0.18%)		1.42%	11/03/17	04/03/18	28,000,000	28,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.12%)		1.36%		02/26/18	32,000,000	32,000,000
(1 mo. USD-LIBOR + 0.14%)		1.37%	10/05/17	04/05/18	112,000,000	112,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.22%)		1.45%		10/17/17	243,000,000	243,000,000
(1 mo. USD-LIBOR + 0.12%)		1.35%	10/02/17	03/02/18	131,000,000	131,000,000
WELLS FARGO BANK NA
(1 mo. USD-LIBOR + 0.16%)		1.40%		10/02/17	159,000,000	159,000,000
(3 mo. USD-LIBOR + 0.42%)		1.72%		10/16/17	60,000,000	60,000,000
(1 mo. USD-LIBOR + 0.12%)		1.36%	10/10/17	12/01/17	11,000,000	11,000,000
(1 mo. USD-LIBOR + 0.17%)		1.41%	10/20/17	04/20/18	11,000,000	11,000,000
(3 mo. USD-LIBOR + 0.14%)		1.46%	10/27/17	05/29/18	142,000,000	142,063,595
(1 mo. USD-LIBOR + 0.16%)		1.39%	10/10/17	06/07/18	123,000,000	123,000,000
WESTPAC BANKING CORP (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.23%)		1.47%	10/20/17	04/20/18	95,000,000	95,000,000
						3,363,063,988
Variable Rate Demand Notes 1.2%
COMMERCE CHARTER TOWNSHIP
TAXABLE LT GO REFUNDING BONDS SERIES 2008 (LOC: PNC BANK NATIONAL ASSOCIATION)	c	1.25%		10/06/17	20,000,000	20,000,000
COOK CNTY
TAXABLE GO BONDS SERIES 2004D (LOC: BARCLAYS BANK PLC)	c	1.24%		10/06/17	25,000,000	25,000,000
EMF, LLC
VARIABLE RATE DEMAND BONDS SERIES 2012 (LOC: COMERICA BANK)	c	1.28%		10/06/17	3,725,000	3,725,000
GFRE HOLDINGS, LLC
VARIABLE RATE DEMAND NOTES SERIES 2009A (LOC: FEDERAL HOME LOAN BANKS)	c	1.23%		10/06/17	1,675,000	1,675,000
HARTFORD HEALTHCARE CORP
TAXABLE BONDS SERIES C (LOC: JPMORGAN CHASE BANK NA)	c	1.16%		10/06/17	14,000,000	14,000,000
HOWARD UNIV
TAXABLE BONDS SERIES 2016 (LOC: BARCLAYS BANK PLC)	c	1.24%		10/06/17	20,600,000	20,600,000
20

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
JOHNSON CITY HEALTH & EDUCATIONAL FACILITIES BOARD
TAXABLE HOSPITAL REFUNDING RB (MOUNTAIN STATES) SERIES 2013B (LOC: US BANK NA)	c	1.15%		10/06/17	22,150,000	22,150,000
NEW YORK STATE HFA
TAXABLE HOUSING RB (33 BOND ST) SERIES 2017A (LOC: MANUFACTURERS AND TRADERS TRUST CO)	c	1.23%		10/06/17	55,000,000	55,000,000
TAXABLE HOUSING RB (555 10TH AVE) SERIES 2016A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c	1.19%		10/06/17	40,000,000	40,000,000
TAXABLE HOUSING RB (625 W 57TH ST) SERIES 2016A (LOC: BANK OF NEW YORK MELLON/THE)	c	1.15%		10/06/17	19,000,000	19,000,000
SAN FRANCISCO
TAXABLE M/F HOUSING RB (1601 MARIPOSA APTS) SERIES 2017B (LOC: BANK OF AMERICA NA)	c	1.20%		10/06/17	15,000,000	15,000,000
UNIVERSITY HOSPITAL HEALTH SYSTEMS
HOSPITAL RB SERIES 2013C (LOC: BARCLAYS BANK PLC)	c	1.19%		10/06/17	38,000,000	38,000,000
						274,150,000
Other Instruments 1.7%
BANK OF AMERICA NA
(1 mo. USD-LIBOR + 0.13%)		1.36%	10/10/17	11/07/17	50,000,000	50,000,000
(1 mo. USD-LIBOR + 0.13%)		1.37%	10/13/17	11/13/17	26,000,000	26,000,000
(1 mo. USD-LIBOR + 0.12%)		1.36%	10/16/17	11/14/17	78,000,000	78,000,000
(1 mo. USD-LIBOR + 0.11%)		1.34%	10/05/17	02/05/18	100,000,000	100,000,000
(1 mo. USD-LIBOR + 0.11%)		1.35%	10/10/17	02/09/18	57,000,000	57,000,000
(1 mo. USD-LIBOR + 0.12%)		1.36%	10/05/17	04/05/18	91,000,000	91,000,000
						402,000,000
Non-Financial Company Commercial Paper 0.9%
TOYOTA MOTOR CREDIT CORP
(1 mo. USD-LIBOR + 0.34%)		1.58%	10/13/17	11/06/17	135,000,000	135,000,000
(1 mo. USD-LIBOR + 0.17%)		1.41%	10/19/17	03/16/18	63,000,000	63,000,000
						198,000,000
Total Variable-Rate Obligations
(Cost $5,177,213,988)						5,177,213,988
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 15.5% of net assets
U.S. Government Agency Repurchase Agreements* 3.5%
BANK OF MONTREAL
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by U.S. Treasury Securities valued at $21,421,968, 1.88%, due 07/31/22)		1.06%		10/02/17	21,001,855	21,000,000
BANK OF NOVA SCOTIA
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by U.S. Government Agency Securities valued at $97,858,644, 3.00% - 4.50%, due 01/01/41 - 09/20/47)		1.06%		10/02/17	95,008,392	95,000,000
21

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
BNP PARIBAS SA
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $216,318,921, 2.48% - 8.75%, due 05/15/20 - 07/01/47)		1.06%		10/02/17	210,018,550	210,000,000
GOLDMAN SACHS & CO LLC
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by U.S. Government Agency Securities valued at $118,320,000, 1.48% - 6.00%, due 08/15/25 - 10/25/47)		1.04%		10/02/17	116,010,053	116,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by U.S. Government Agency Securities valued at $84,460,001, 3.50%, due 09/02/47)		1.07%		10/02/17	82,007,312	82,000,000
MIZUHO SECURITIES USA LLC
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by U.S. Government Agency Securities valued at $44,290,000, 3.50% - 4.00%, due 09/01/37 - 09/01/47)		1.07%		10/02/17	43,003,834	43,000,000
WELLS FARGO SECURITIES LLC
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by U.S. Government Agency Securities valued at $267,303,833, 3.50%, due 09/01/47)		1.07%		10/02/17	257,022,916	257,000,000
						824,000,000
U.S. Treasury Repurchase Agreements 7.5%
BANK OF NOVA SCOTIA
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by U.S. Treasury Securities valued at $138,732,236, 1.25% - 3.00%, due 12/15/18 - 02/15/47)		1.05%		10/02/17	136,011,900	136,000,000
BARCLAYS BANK PLC
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by U.S. Treasury Securities valued at $709,982,132, 0.00% - 5.25%, due 10/31/17 - 05/15/47)		1.05%		10/02/17	696,060,900	696,000,000
BARCLAYS CAPITAL INC
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by U.S. Treasury Securities valued at $2,373,750, 2.13% - 6.00%, due 01/31/21 - 11/15/43)		1.05%		10/02/17	2,327,392	2,327,188
BNP PARIBAS SA
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by U.S. Treasury Securities valued at $14,281,304, 0.00% - 2.13%, due 01/04/18 - 01/31/22)		1.04%		10/02/17	14,001,213	14,000,000
FEDERAL RESERVE BANK OF NEW YORK
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by U.S. Treasury Securities valued at $900,075,040, 3.63%, due 02/15/21)		1.00%		10/02/17	900,075,000	900,000,000
						1,748,327,188
22

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Other Repurchase Agreements** 4.5%
BNP PARIBAS SA
Issued 09/27/17, repurchase date 10/04/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $194,399,884, 0.00% - 9.00%, due 02/15/19 - 12/31/99)		1.32%		10/04/17	169,043,377	169,000,000
Issued 09/28/17, repurchase date 10/05/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $161,294,876, 0.00% - 7.24%, due 12/01/18 - 01/01/99)		1.28%		10/05/17	150,037,333	150,000,000
CREDIT SUISSE SECURITIES (USA) LLC
Issued 09/27/17, repurchase date 10/04/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $34,500,876, 1.39% - 8.00%, due 10/25/33 - 10/25/47)		1.36%		10/04/17	30,007,933	30,000,000
Issued 08/24/17, repurchase date 11/22/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $127,653,147, 0.32% - 5.15%, due 11/15/26 - 04/15/50)		1.63%		11/03/17	111,356,834	111,000,000
JP MORGAN SECURITIES LLC
Issued 08/31/17, repurchase date 02/27/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $175,054,339, 1.41% - 10.00%, due 01/15/19 - 10/15/48)		1.80%		12/28/17	152,904,400	152,000,000
Issued 09/27/17, repurchase date 03/26/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $16,102,733, 1.68% - 6.55%, due 04/15/21 - 07/25/73)		1.83%		12/28/17	14,065,473	14,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 09/28/17, repurchase date 01/02/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $64,400,000, 0.00%, due 05/01/22)		1.65%		11/03/17	56,092,400	56,000,000
WELLS FARGO SECURITIES LLC
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $34,504,560, 5.55% - 7.38%, due 07/15/28 - 10/15/45)		1.31%		10/02/17	30,003,275	30,000,000
Issued 09/26/17, repurchase date 10/03/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $78,220,553, 2.88% - 7.63%, due 12/01/17 - 09/15/45)		1.31%		10/03/17	68,017,321	68,000,000
23

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 09/27/17, repurchase date 10/04/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $85,121,843, 3.23% - 7.27%, due 02/15/27 - 01/17/59)		1.32%		10/04/17	74,018,993	74,000,000
Issued 09/29/17, repurchase date 10/06/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $77,070,575, 0.01% - 9.25%, due 12/01/17 - 05/15/77)		1.32%		10/06/17	67,017,197	67,000,000
Issued 07/17/17, repurchase date 01/16/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $61,736,211, 2.20% - 6.63%, due 12/04/17 - 04/28/41)		1.83%		01/02/18	53,455,314	53,000,000
Issued 08/11/17, repurchase date 02/07/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $97,489,677, 5.75% - 9.50%, due 10/01/17 - 02/15/25)		1.84%		01/02/18	84,618,240	84,000,000
						1,058,000,000
Total Repurchase Agreements
(Cost $3,630,327,188)						3,630,327,188
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $6,411,623,825 or 27.4% of net assets.
c	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**	Collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
CNTY —	County
ETF —	Exchange-traded fund
GO —	General obligation
HFA —	Housing finance agency/authority
LIBOR —	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
RB —	Revenue bond
SIFMA —	Securities Industry and Financial Markets Association
VRDN —	Variable rate demand note
24

Schwab Taxable Money Funds
Notes to Portfolio Holdings

Under procedures approved by the funds' Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2017, all of the funds' investment securities were classified as Level 2. The funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year.
There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2017. The breakdown of the funds’ investments into major categories is disclosed on the Portfolio Holdings.
REG88397SEP17
25

The Charles Schwab Family of Funds
Schwab Variable Share Price Money Fund™

Portfolio Holdings as of September 30, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date; the reference rate and spread used is shown parenthetically in the security description, if available, if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 62.9% of net assets
Asset-Backed Commercial Paper 16.6%
ALPINE SECURITIZATION LTD	a,b	1.34%		10/26/17	5,000,000	4,995,324
ATLANTIC ASSET SECURITIZATION LLC	a,b	1.05%		10/02/17	1,000,000	999,909
	a,b	1.33%		11/06/17	5,000,000	4,993,381
	a,b	1.32%		12/07/17	6,000,000	5,985,016
BARTON CAPITAL SA	a,b	1.32%		11/10/17	500,000	499,228
	a,b	1.32%		11/27/17	3,000,000	2,993,485
	a,b	1.32%		12/06/17	1,500,000	1,496,223
BEDFORD ROW FUNDING CORP	a,b	1.25%		10/10/17	3,000,000	2,998,891
	a,b	1.35%		11/13/17	5,000,000	4,992,281
	a,b	1.41%		01/22/18	1,000,000	995,761
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	1.24%		10/26/17	5,000,000	4,995,324
CAFCO LLC	a,b	1.30%		11/28/17	4,000,000	3,991,767
	a,b	1.30%		12/07/17	4,000,000	3,990,394
	a,b	1.33%		12/14/17	1,000,000	997,325
	a,b	1.30%		12/27/17	1,000,000	996,803
	a,b	1.41%		02/27/18	2,000,000	1,988,415
CANCARA ASSET SECURITISATION LLC	a,b	1.30%		11/28/17	5,000,000	4,989,291
	a,b	1.32%		12/06/17	6,000,000	5,985,256
CHARTA LLC	a,b	1.25%		11/21/17	4,000,000	3,992,562
	a,b	1.30%		12/01/17	2,000,000	1,995,555
	a,b	1.41%		03/09/18	5,000,000	4,968,046
COLLATERALIZED COMMERCIAL PAPER CO LLC	a	1.44%		02/01/18	11,000,000	10,946,451
COLLATERALIZED COMMERCIAL PAPER II CO LLC	a,b	1.45%		01/02/18	7,000,000	6,975,007
	a,b	1.51%		03/28/18	5,000,000	4,962,625
1

Schwab Variable Share Price Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
CRC FUNDING LLC	a,b	1.25%		11/22/17	1,000,000	998,112
	a,b	1.33%		12/04/17	6,000,000	5,985,975
	a,b	1.30%		12/28/17	1,000,000	996,700
	a,b	1.33%		01/05/18	3,000,000	2,989,171
	a,b	1.41%		02/27/18	1,000,000	994,145
CROWN POINT CAPITAL COMPANY LLC	a,b	1.20%		10/05/17	2,000,000	1,999,599
	a,b	1.31%		10/31/17	4,000,000	3,995,527
	a,b	1.31%		11/01/17	2,000,000	1,997,690
	a,b	1.36%		11/14/17	1,000,000	998,362
GOTHAM FUNDING CORP	a,b	1.34%		12/11/17	6,525,000	6,507,442
KELLS FUNDING LLC	a,b	1.30%		11/10/17	1,000,000	998,663
	a,b	1.30%		11/16/17	3,000,000	2,995,350
	a,b	1.30%		12/13/17	6,000,000	5,985,125
LMA AMERICAS LLC	a,b	1.05%		10/02/17	1,000,000	999,910
	a,b	1.35%		10/02/17	3,000,000	2,999,729
	a,b	1.32%		11/07/17	2,000,000	1,997,261
	a,b	1.32%		12/07/17	6,000,000	5,985,016
METLIFE SHORT TERM FUNDING LLC	a,b	1.42%		02/05/18	10,000,000	9,953,417
NIEUW AMSTERDAM RECEIVABLES CORP	a,b	1.32%		11/08/17	1,000,000	998,587
	a,b	1.32%		11/10/17	7,000,000	6,989,587
	a,b	1.33%		12/07/17	1,500,000	1,496,225
OLD LINE FUNDING LLC	a,b	1.35%		01/09/18	1,000,000	996,161
	a,b	1.41%		01/22/18	7,000,000	6,969,209
RIDGEFIELD FUNDING COMPANY LLC	a,b	1.36%		11/02/17	2,000,000	1,997,622
	a,b	1.35%		11/14/17	1,000,000	998,376
	a,b	1.35%		12/08/17	500,000	498,724
	a,b	1.35%		12/20/17	2,000,000	1,993,877
	a,b	1.39%		01/03/18	3,000,000	2,989,032
SHEFFIELD RECEIVABLES COMPANY LLC	a,b	1.38%		11/08/17	1,000,000	998,572
	a,b	1.37%		01/03/18	9,000,000	8,966,760
STARBIRD FUNDING CORP	a,b	1.32%		11/01/17	1,000,000	998,847
THUNDER BAY FUNDING LLC	a,b	1.41%		03/06/18	1,000,000	993,755
VERSAILLES COMMERCIAL PAPER LLC	a,b	1.32%		12/01/17	3,000,000	2,993,081
VICTORY RECEIVABLES CORP	a,b	1.34%		12/08/17	2,000,000	1,994,925
	a,b	1.34%		12/26/17	10,000,000	9,967,220
						204,942,074
Financial Company Commercial Paper 9.3%
ANZ NEW ZEALAND INTL LTD (LONDON BRANCH)	a,b	1.30%		11/15/17	1,000,000	998,436
AUSTRALIA & NEW ZEALAND BANKING GROUP LTD	b	1.20%		10/23/17	1,000,000	999,222
BPCE SA	b	1.40%		11/08/17	7,000,000	6,990,527
CANADIAN IMPERIAL BANK OF COMMERCE	b	1.11%		10/03/17	5,000,000	4,999,378
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK (NEW YORK BRANCH)		1.07%		10/02/17	3,000,000	2,999,716
DBS BANK LTD	b	1.30%		11/10/17	2,500,000	2,496,346
2

Schwab Variable Share Price Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
ERSTE ABWICKLUNGSANSTALT	b	1.29%		10/02/17	7,500,000	7,499,287
	b	1.27%		11/28/17	4,000,000	3,991,567
	b	1.30%		12/13/17	6,500,000	6,482,735
FEDERATION DES CAISSES DESJARDINS DU QUEBEC	b	1.28%		10/02/17	8,000,000	7,999,223
ING US FUNDING LLC	a	1.41%		02/05/18	700,000	696,616
	a	1.41%		02/06/18	1,000,000	995,125
JP MORGAN SECURITIES LLC		1.29%		10/24/17	1,000,000	999,151
		1.45%		02/05/18	6,000,000	5,970,739
		1.46%		02/20/18	3,000,000	2,983,164
MACQUARIE BANK LTD	b	1.33%		11/03/17	3,000,000	2,996,173
	b	1.36%		12/11/17	1,000,000	997,250
	b	1.35%		12/13/17	1,000,000	997,173
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)	b	1.41%		11/16/17	3,500,000	3,494,199
NATIONWIDE BUILDING SOCIETY	b	1.37%		01/09/18	11,000,000	10,956,896
NORDEA BANK AB	b	1.21%		10/27/17	4,000,000	3,996,348
NRW BANK	b	1.26%		10/10/17	13,000,000	12,995,233
	b	1.31%		12/01/17	3,000,000	2,993,275
OVERSEA-CHINESE BANKING CORPORATION LTD	b	1.33%		10/11/17	1,000,000	999,608
	b	1.34%		10/12/17	1,000,000	999,574
UBS AG (LONDON BRANCH)	b	1.41%		12/21/17	7,000,000	6,979,003
UNITED OVERSEAS BANK LTD	b	1.31%		10/02/17	1,000,000	999,903
	b	1.30%		11/28/17	6,000,000	5,987,550
	b	1.30%		12/01/17	1,000,000	997,811
	b	1.40%		02/14/18	1,500,000	1,492,111
						114,983,339
Certificates of Deposit 22.5%
ABBEY NATIONAL TREASURY SERVICES PLC CO (STAMFORD BRANCH)	a	1.17%		10/02/17	5,000,000	5,000,001
	a	1.31%		11/22/17	6,500,000	6,500,864
BANK OF MONTREAL (CHICAGO BRANCH)		1.31%		10/16/17	4,000,000	4,000,123
		1.30%		11/02/17	1,000,000	1,000,049
		1.30%		11/07/17	1,000,000	1,000,054
BANK OF NOVA SCOTIA (HOUSTON BRANCH)		1.42%		03/19/18	2,000,000	1,999,985
BANK OF THE WEST		1.35%		12/11/17	2,000,000	2,000,411
BANK OF TOKYO-MITSUBISHI UFJ LTD (NEW YORK BRANCH)		1.36%		10/18/17	500,000	500,042
		1.36%		11/22/17	1,000,000	1,000,160
		1.40%		01/25/18	5,000,000	5,000,400
		1.44%		03/01/18	2,000,000	2,000,070
		1.45%		03/06/18	5,000,000	5,000,227
		1.45%		03/08/18	12,000,000	12,000,359
BARCLAYS BANK PLC (NEW YORK BRANCH)		1.21%		10/04/17	4,000,000	4,000,011
		1.21%		10/05/17	2,000,000	2,000,005
		1.35%		10/05/17	5,000,000	5,000,130
		1.37%		10/24/17	4,000,000	4,000,434
		1.37%		10/25/17	2,000,000	2,000,224
		1.60%		02/22/18	6,000,000	6,003,277
3

Schwab Variable Share Price Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
BNP PARIBAS FORTIS SA/NV (NEW YORK BRANCH)		1.14%		10/03/17	6,000,000	6,000,001
		1.32%		11/01/17	1,000,000	1,000,147
CITIBANK NA (NEW YORK BRANCH)		1.24%		10/02/17	3,000,000	3,000,023
		1.24%		10/05/17	2,000,000	2,000,027
		1.24%		10/06/17	1,000,000	1,000,015
		1.42%		12/14/17	5,000,000	5,001,299
		1.40%		12/20/17	1,000,000	1,000,211
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)		1.23%		10/06/17	6,500,000	6,500,042
		1.21%		10/19/17	2,000,000	1,999,998
		1.37%		12/21/17	11,000,000	11,002,500
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK (NEW YORK BRANCH)		1.16%		10/03/17	3,000,000	3,000,001
CREDIT SUISSE AG (NEW YORK BRANCH)		1.50%		01/05/18	14,000,000	14,005,589
		1.44%		03/01/18	2,000,000	1,999,978
		1.49%		03/22/18	1,000,000	1,000,031
DANSKE BANK A/S (LONDON BRANCH)		1.34%		10/24/17	2,000,000	2,000,143
		1.34%		11/08/17	1,000,000	1,000,102
		1.34%		11/20/17	1,000,000	1,000,116
		1.34%		12/08/17	5,000,000	5,000,488
		1.34%		12/22/17	2,500,000	2,500,137
DEUTSCHE BANK AG (NEW YORK BRANCH)		1.25%		10/06/17	12,000,000	12,000,000
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTSBANK (NEW YORK BRANCH)		1.11%		10/05/17	10,000,000	9,999,950
ING BANK NV (AMSTERDAM BRANCH)		1.39%		12/20/17	1,000,000	1,000,278
LANDESBANK BADEN-WURTTEMBERG (NEW YORK BRANCH)		1.26%		10/02/17	6,000,000	6,000,043
		1.25%		10/05/17	1,000,000	1,000,012
		1.25%		10/16/17	1,000,000	1,000,021
		1.25%		11/03/17	4,000,000	4,000,000
LANDESBANK HESSEN THUERINGEN GIROZENTRALE (NEW YORK BRANCH)		1.14%		10/05/17	10,000,000	9,999,948
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)		1.42%		10/13/17	4,000,000	4,000,315
		1.46%		03/12/18	1,000,000	1,000,022
		1.46%		03/19/18	2,000,000	1,999,966
MIZUHO BANK LTD (NEW YORK BRANCH)		1.35%		10/18/17	1,000,000	1,000,091
		1.42%		02/20/18	4,000,000	4,000,583
NORDEA BANK AB (NEW YORK BRANCH)		1.39%		03/01/18	1,000,000	1,000,078
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)		1.14%		10/04/17	2,000,000	1,999,991
		1.14%		10/05/17	3,000,000	2,999,980
		1.28%		11/08/17	1,000,000	1,000,012
		1.32%		11/14/17	3,000,000	3,000,161
SOCIETE GENERALE (NEW YORK BRANCH)		1.32%		10/31/17	1,000,000	1,000,117
		1.34%		10/31/17	4,000,000	4,000,538
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		1.30%		11/09/17	4,000,000	4,000,353
		1.37%		12/19/17	3,000,000	3,000,572
4

Schwab Variable Share Price Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)		1.15%		10/04/17	2,000,000	1,999,994
		1.19%		10/05/17	7,000,000	7,000,020
		1.32%		10/16/17	500,000	500,030
		1.32%		10/20/17	500,000	500,036
		1.31%		11/07/17	4,000,000	4,000,392
		1.30%		11/08/17	1,000,000	1,000,089
		1.32%		12/13/17	2,000,000	2,000,202
SWEDBANK AB (NEW YORK BRANCH)		1.14%		10/05/17	11,000,000	10,999,965
TORONTO-DOMINION BANK (NEW YORK BRANCH)		1.23%		10/11/17	2,000,000	2,000,037
		1.29%		11/07/17	18,000,000	18,001,651
		1.40%		02/14/18	1,000,000	1,000,338
		1.41%		03/01/18	1,000,000	1,000,318
WELLS FARGO BANK NA		1.22%		11/01/17	4,000,000	4,000,062
		1.41%		02/02/18	5,000,000	5,002,360
						278,026,199
Other Instruments 1.0%
BANK OF AMERICA NA		1.29%		10/23/17	4,000,000	4,000,023
		1.40%		01/22/18	7,000,000	7,001,634
		1.40%		02/16/18	1,000,000	1,000,211
		1.40%		02/20/18	1,000,000	1,000,135
						13,002,003
Non-Financial Company Commercial Paper 1.2%
DANAHER CORPORATION	b	1.05%		10/02/17	1,000,000	999,910
GENERAL ELECTRIC CO		1.08%		10/02/17	7,000,000	6,999,367
TOYOTA MOTOR CREDIT CORP		1.40%		03/08/18	7,000,000	6,956,227
						14,955,504
Non-Negotiable Time Deposits 12.3%
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		1.15%		10/02/17	32,000,000	32,000,011
DNB BANK ASA (GRAND CAYMAN BRANCH)		1.13%		10/06/17	23,000,000	22,999,680
NATIONAL AUSTRALIA BANK LTD (CAYMAN ISLANDS BRANCH)		1.05%		10/02/17	29,000,000	28,999,931
NATIONAL BANK OF CANADA (MONTREAL BRANCH)		1.12%		10/05/17	9,000,000	8,999,913
NATIXIS (NEW YORK BRANCH)		1.08%		10/02/17	3,000,000	2,999,995
NORDEA BANK AB (NEW YORK BRANCH)		1.05%		10/02/17	7,000,000	6,999,983
NORTHERN TRUST CO (CAYMAN ISLANDS BRANCH)		1.02%		10/02/17	14,000,000	13,999,955
SKANDINAVISKA ENSKILDA BANKEN AB (GRAND CAYMAN BRANCH)		1.13%		10/06/17	12,000,000	11,999,833
SVENSKA HANDELSBANKEN AB (CAYMAN ISLANDS BRANCH)		1.05%		10/02/17	13,000,000	12,999,969
		1.10%		10/04/17	8,000,000	7,999,945
TORONTO DOMINION BANK (GRAND CAYMAN BRANCH)		1.12%		10/06/17	2,000,000	1,999,969
						151,999,184
Total Fixed-Rate Obligations
(Cost $777,886,258)						777,908,303
5

Schwab Variable Share Price Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Variable-Rate Obligations 20.8% of net assets
Asset-Backed Commercial Paper 0.8%
OLD LINE FUNDING LLC
(1 mo. USD-LIBOR + 0.11%)	a,b	1.35%	10/10/17	11/10/17	10,000,000	10,000,325
Financial Company Commercial Paper 2.0%
ING US FUNDING LLC
(1 mo. USD-LIBOR + 0.14%)	a	1.38%	10/12/17	12/12/17	3,000,000	3,000,720
(1 mo. USD-LIBOR + 0.12%)	a	1.35%	10/10/17	02/08/18	6,000,000	6,000,594
JP MORGAN SECURITIES LLC
(1 mo. USD-LIBOR + 0.10%)	b	1.33%	10/06/17	11/06/17	1,000,000	1,000,139
UBS AG (LONDON BRANCH)
(1 mo. USD-LIBOR + 0.14%)	b	1.37%	10/09/17	02/08/18	7,000,000	7,000,182
(1 mo. USD-LIBOR + 0.14%)	b	1.38%	10/23/17	03/21/18	3,000,000	2,999,898
WESTPAC BANKING CORP
(1 mo. USD-LIBOR + 0.14%)	b	1.38%	10/30/17	05/29/18	5,000,000	5,003,670
						25,005,203
Certificates of Deposit 14.1%
BANK OF MONTREAL (CHICAGO BRANCH)
(1 mo. USD-LIBOR + 0.13%)		1.36%	10/10/17	03/08/18	11,000,000	11,000,011
BANK OF NOVA SCOTIA (HOUSTON BRANCH)
(1 mo. USD-LIBOR + 0.15%)		1.39%	10/20/17	03/20/18	7,000,000	7,000,686
(1 mo. USD-LIBOR + 0.15%)		1.38%	10/30/17	03/28/18	1,500,000	1,500,131
(1 mo. USD-LIBOR + 0.18%)		1.41%	10/18/17	05/18/18	1,000,000	1,000,136
BANK OF NOVA SCOTIA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.50%)		1.73%		10/02/17	5,000,000	5,000,240
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.13%)		1.37%	10/20/17	03/20/18	1,500,000	1,499,933
(1 mo. USD-LIBOR + 0.16%)		1.39%	10/03/17	04/03/18	4,000,000	4,000,088
(1 mo. USD-LIBOR + 0.17%)		1.40%	10/17/17	04/17/18	1,000,000	1,000,046
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)
(1 mo. USD-LIBOR + 0.22%)		1.46%	10/24/17	04/24/18	5,000,000	5,003,670
(1 mo. USD-LIBOR + 0.14%)		1.38%	10/16/17	06/14/18	8,000,000	7,997,816
COMMONWEALTH BANK OF AUSTRALIA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.15%)		1.39%	10/30/17	06/29/18	7,000,000	7,000,000
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.10%)		1.33%	10/16/17	03/15/18	3,500,000	3,499,933
HSBC BANK USA NA
(1 mo. USD-LIBOR + 0.10%)		1.33%	10/02/17	02/02/18	7,000,000	7,000,679
ING BANK NV (AMSTERDAM BRANCH)
(1 mo. USD-LIBOR + 0.12%)		1.36%	10/10/17	02/12/18	9,000,000	9,000,000
6

Schwab Variable Share Price Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.19%)		1.43%	10/02/17	12/01/17	3,500,000	3,501,106
(1 mo. USD-LIBOR + 0.17%)		1.41%	10/10/17	12/11/17	1,000,000	1,000,269
(1 mo. USD-LIBOR + 0.19%)		1.43%	10/23/17	01/23/18	1,500,000	1,500,318
MIZUHO BANK LTD (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.65%)		1.96%		10/20/17	3,500,000	3,501,586
(1 mo. USD-LIBOR + 0.24%)		1.47%	10/06/17	11/06/17	4,000,000	4,001,148
(1 mo. USD-LIBOR + 0.19%)		1.43%	10/19/17	01/19/18	4,000,000	4,000,848
(1 mo. USD-LIBOR + 0.20%)		1.44%	10/12/17	02/12/18	2,000,000	2,000,294
NATIONAL BANK OF CANADA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.12%)		1.37%	10/23/17	03/22/18	2,000,000	2,000,092
ROYAL BANK OF CANADA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.26%)		1.50%	10/20/17	12/20/17	2,000,000	2,001,024
(1 mo. USD-LIBOR + 0.11%)		1.35%	10/10/17	02/09/18	8,000,000	8,000,392
(1 mo. USD-LIBOR + 0.15%)		1.38%	10/05/17	04/05/18	4,000,000	4,000,584
(1 mo. USD-LIBOR + 0.24%)		1.48%	10/19/17	04/19/18	6,000,000	6,003,474
(1 mo. USD-LIBOR + 0.20%)		1.43%	10/30/17	06/28/18	2,000,000	2,000,262
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.30%)		1.53%		10/03/17	1,000,000	1,000,037
(1 mo. USD-LIBOR + 0.22%)		1.45%	10/03/17	11/03/17	6,000,000	6,001,212
(1 mo. USD-LIBOR + 0.19%)		1.43%	10/23/17	01/22/18	1,000,000	1,000,172
(1 mo. USD-LIBOR + 0.16%)		1.40%	10/30/17	01/29/18	3,000,000	3,000,171
(1 mo. USD-LIBOR + 0.16%)		1.40%	10/02/17	02/01/18	1,000,000	1,000,059
(1 mo. USD-LIBOR + 0.18%)		1.41%	10/06/17	03/06/18	5,000,000	5,000,325
(1 mo. USD-LIBOR + 0.18%)		1.42%	11/03/17	04/03/18	2,000,000	1,999,928
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.12%)		1.36%	10/26/17	02/26/18	5,000,000	5,000,990
(1 mo. USD-LIBOR + 0.14%)		1.37%	10/05/17	04/05/18	3,000,000	3,000,690
TORONTO-DOMINION BANK (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.22%)		1.45%		10/17/17	4,000,000	4,000,564
(1 mo. USD-LIBOR + 0.27%)		1.51%	10/10/17	12/11/17	2,000,000	2,001,002
WELLS FARGO BANK NA
(1 mo. USD-LIBOR + 0.16%)		1.40%		10/02/17	2,000,000	2,000,040
(1 mo. USD-LIBOR + 0.10%)		1.33%	10/10/17	11/10/17	5,000,000	5,000,725
(1 mo. USD-LIBOR + 0.12%)		1.36%	10/10/17	12/01/17	10,000,000	10,001,970
(3 mo. USD-LIBOR + 0.14%)		1.46%	10/27/17	05/29/18	6,000,000	5,999,586
(1 mo. USD-LIBOR + 0.19%)		1.42%	10/10/17	06/07/18	4,000,000	4,000,976
						175,023,213
Variable Rate Demand Notes 0.9%
HOWARD UNIV
TAXABLE BONDS SERIES 2016 (LOC: BARCLAYS BANK PLC)	c	1.24%		10/06/17	3,000,000	3,000,000
NEW YORK STATE HFA
TAXABLE HOUSING RB (555 10TH AVE) SERIES 2015B (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c	1.16%		10/06/17	2,000,000	2,000,000
TAXABLE HOUSING RB (625 W 57TH ST) SERIES 2016A (LOC: BANK OF NEW YORK MELLON/THE)	c	1.15%		10/06/17	1,000,000	1,000,000
7

Schwab Variable Share Price Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
SAN FRANCISCO
TAXABLE M/F HOUSING RB (1601 MARIPOSA APTS) SERIES 2017B (LOC: BANK OF AMERICA NA)	c	1.20%		10/06/17	5,000,000	5,000,000
						11,000,000
Other Instruments 1.3%
BANK OF AMERICA NA
(1 mo. USD-LIBOR + 0.11%)		1.34%	10/05/17	02/05/18	9,000,000	9,000,152
(1 mo. USD-LIBOR + 0.11%)		1.34%	10/10/17	02/07/18	1,000,000	1,000,017
(1 mo. USD-LIBOR + 0.11%)		1.35%	10/10/17	02/09/18	1,000,000	999,983
(1 mo. USD-LIBOR + 0.12%)		1.36%	10/05/17	04/05/18	5,000,000	5,000,000
						16,000,152
Non-Financial Company Commercial Paper 1.7%
TOYOTA MOTOR CREDIT CORP
(1 mo. USD-LIBOR + 0.38%)		1.61%	10/03/17	10/30/17	12,000,000	12,004,344
(1 mo. USD-LIBOR + 0.14%)		1.37%	10/02/17	02/23/18	8,500,000	8,502,729
						20,507,073
Total Variable-Rate Obligations
(Cost $257,503,734)						257,535,966
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 14.2% of net assets
U.S. Government Agency Repurchase Agreement* 8.9%
BANK OF NOVA SCOTIA
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by U.S. Government Agency Securities valued at $113,544,286, 3.00% - 4.00%, due 07/20/42 - 09/01/47)		1.06%		10/02/17	110,237,171	110,227,434
Other Repurchase Agreements** 5.3%
BNP PARIBAS SA
Issued 09/27/17, repurchase date 10/04/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $9,182,241, 2.49% - 9.00%, due 01/15/21 - 12/29/49)		1.32%		10/04/17	8,002,053	8,000,058
Issued 09/28/17, repurchase date 10/05/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $11,470,564, 0.00% - 8.13%, due 12/17/18 - 03/01/57)		1.28%		10/05/17	10,002,489	10,000,015
JP MORGAN SECURITIES LLC
Issued 08/31/17, repurchase date 02/27/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,304,208, 1.44% - 6.25%, due 07/25/21 - 10/01/46)		1.80%		12/28/17	2,011,900	2,000,209
Issued 09/27/17, repurchase date 03/26/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $11,501,658, 1.38% - 6.40%, due 10/15/18 - 10/01/46)		1.83%		12/28/17	10,046,767	10,001,075
8

Schwab Variable Share Price Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 09/28/17, repurchase date 01/02/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $13,800,000, 0.00%, due 05/01/22)		1.65%		11/03/17	12,019,800	12,000,162
WELLS FARGO SECURITIES LLC
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $5,751,929, 6.20% - 7.38%, due 06/15/36 - 07/15/38)		1.31%		10/02/17	5,000,546	5,000,020
Issued 09/26/17, repurchase date 10/03/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $3,450,879, 2.75%, due 05/03/21)		1.31%		10/03/17	3,000,764	3,000,018
Issued 09/27/17, repurchase date 10/04/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $4,601,206, 6.25% - 6.90%, due 06/15/37 - 07/15/38)		1.32%		10/04/17	4,001,027	4,000,029
Issued 09/29/17, repurchase date 10/06/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $4,601,617, 6.50%, due 04/01/19)		1.32%		10/06/17	4,001,027	3,999,867
Issued 08/11/17, repurchase date 02/07/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $8,124,659, 6.38% - 6.50%, due 04/01/19 - 02/01/23)		1.84%		01/02/18	7,051,520	7,002,010
						65,003,463
Total Repurchase Agreements
(Cost $175,227,434)						175,230,897
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $321,338,575 or 26.0% of net assets.
c	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**	Collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
ETF —	Exchange-traded fund
GO —	General obligation
HFA —	Housing finance agency/authority
LIBOR —	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
SIFMA —	Securities Industry and Financial Markets Association
VRDN —	Variable rate demand note
9

Schwab Variable Share Price Money Fund
Notes to Portfolio Holdings

Under procedures approved by the fund's Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2017, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year.
There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2017. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings.
REG91556SEP17
10

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Charles Schwab Family of Funds

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	11/21/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	11/21/2017

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date:	11/21/2017